UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1: Reports to Shareholders.
Management’s Discussion of Fund Performance
Munder Balanced Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Bond Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Shareholder Fee Example (Unaudited)
Financial Highlights
Statement of Assets and Liabilities
Statement of Operations,
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity(a)
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Emerging Markets Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Future Technology Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Index 500 Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Intermediate Bond Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder International Bond Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder International Equity Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder International Growth Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Large-Cap Value Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Michigan Tax-Free Bond Fund
Hypothetical and Total Returns
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder Micro-Cap Equity Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder MidCap Select Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder Multi-Season Growth Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder NetNet Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Power Plus Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
The Munder Real Estate Equity Investment FundTeam
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
The Munder Small-Cap Value FundTeam
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder Tax-Free Short & Intermediate Bond Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committees of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.
SIGNATURES
The Certifications Required by Rule 30a-2(a)
The Certifications Required by Rule 30a-2(b)

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2004
Munder Balanced Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
33	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Fixed income securities will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 INVESTMENT ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER BALANCED FUND

Fund Manager: The Munder Balanced Fund Team

    The Fund earned a return of 7.53% for the six months ended December 31, 2004, relative to the 6.15% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/ Credit Index and the 6.03% median return for the Lipper universe of balanced funds. As of December 31, the asset allocation was 65% equities and 35% fixed income and cash equivalents.

    The Fund is a diversified portfolio with equity holdings ranging from large company to small company stocks. The equity styles represented in the Fund include both growth and value. Growth stocks are those selected largely because of anticipated growth in earnings. Value stocks tend to be stocks whose characteristics include relative valuation below that of the market. The Fund also holds equity real estate investment trusts or REITs. An equity REIT is a corporation or trust that uses the pooled capital of many investors to purchase and manage income property. The fixed income portion of the Fund includes bonds from the asset-backed, corporate, government and mortgage-related sectors of the market.

    During the six months ended December 31, smaller-capitalization stocks outperformed large-cap stocks, and value stocks outperformed growth stocks in all size segments of the stock market. As an example, the S&P SmallCap 600® Index had a return of 11.45% for the six-month period, significantly ahead of the 7.19% return for the S&P 500® Index, a benchmark for larger-cap stocks. In terms of growth versus value, the S&P 500® BARRA Growth Index had a return of 3.33% for the six months, trailing the 11.08% return for the S&P 500® BARRA Value Index.

    In relative terms, all of the equity components of the Fund outperformed their respective benchmarks for the six months ended December 31. In absolute terms, the performance of each of the equity disciplines was in part a reflection of the relative strengths and weaknesses of the various segments of the stock market.

    The REIT holdings had the highest return, mirroring the strong performance of REITs in the market during that time period. The core value component of the Fund, which includes small-, mid- and large-cap stocks, was next in line. Its performance was boosted by its exposure to smaller-cap stocks and its value orientation. The mid-cap core growth holdings, which are selected using a growth philosophy with a value overlay, benefited from the attention paid to valuation and from the relative strength of mid-cap stocks during the period. Not surprisingly, the large-cap growth segment of the Fund had the lowest returns within the equity portion of the Fund, reflecting the weakness of both large-cap and growth stocks. The fixed income portion of the Fund, while generating positive returns and performing in line with its benchmark, lagged the equity disciplines represented in the Fund.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to

iii

the accuracy thereof and the information is subject to correction. The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of balanced funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,073.50		$7.79	(1)	1.49%
Class B	$1,000.00		$1,070.20		$11.69	(1)	2.24%
Class C	$1,000.00		$1,069.80		$11.69	(1)	2.24%
Class K	$1,000.00		$1,074.00		$7.79	(1)	1.49%
Class R	$1,000.00	(2)	$1,105.90	(3)	$7.83	(3)	1.74%
Class Y	$1,000.00		$1,075.30		$6.49	(1)	1.24%

Hypothetical
Class A	$1,000.00		$1,017.69		$7.58	(1)	1.49%
Class B	$1,000.00		$1,013.91		$11.37	(1)	2.24%
Class C	$1,000.00		$1,013.91		$11.37	(1)	2.24%
Class K	$1,000.00		$1,017.69		$7.58	(1)	1.49%
Class R	$1,000.00		$1,016.43		$8.84	(4)	1.74%
Class Y	$1,000.00		$1,018.95		$6.31	(1)	1.24%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of July 29, 2004, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from July 29, 2004 through December 31, 2004. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from July 29, 2004 through December 31, 2004 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire six-month period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 65.3%
Aerospace & Defense — 1.4%
10,150	Engineered Support Systems, Inc.	$601,083
3,800	Essex Corporation†	76,950
7,650	L-3 Communications Holdings, Inc.	560,286
2,200	Sypris Solutions, Inc.	33,682
8,050	United Defense Industries, Inc.†	380,363
3,380	United Technologies Corporation	349,323

		2,001,687

Air Freight & Logistics — 0.3%
7,200	EGL, Inc.†	215,208
3,600	UTI Worldwide, Inc.(a)	244,872

		460,080

Auto Components — 0.7%
3,800	American Axle & Manufacturing Holdings, Inc.	116,508
4,510	Drew Industries, Incorporated†, (a)	163,127
7,060	Magna International, Inc., Class A	582,803
4,700	Tenneco Automotive, Inc.†	81,028

		943,466

Beverages — 0.5%
5,250	Coca-Cola Company (The)	218,558
11,330	Constellation Brands, Inc., Class A†	526,958

		745,516

Biotechnology — 0.8%
4,350	Amgen, Inc.†	279,052
1,124	Genzyme Corporation†	65,252
11,000	Gilead Sciences, Inc.†	384,890
4,900	Human Genome Sciences, Inc.†	58,898
3,850	Invitrogen Corporation†	258,451
5,800	Vertex Pharmaceuticals, Inc.†, (a)	61,306

		1,107,849

Building Products — 0.5%
11,270	Masco Corporation	411,693
6,835	Universal Forest Products, Inc.	296,639

		708,332

See Notes to Financial Statements.

1

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Capital Markets — 2.0%
9,925	Affiliated Managers Group, Inc.†, (a)	$672,320
8,400	Ameritrade Holding Corporation†	119,448
29,400	E*TRADE Financial Corporation†	439,530
3,820	Goldman Sachs Group, Inc. (The)	397,433
9,600	Investors Financial Services Corp.(a)	479,808
7,180	Lehman Brothers Holdings, Inc.	628,106

		2,736,645

Chemicals — 1.4%
4,400	Airgas, Inc.	116,644
1,000	Albemarle Corporation	38,710
500	Georgia Gulf Corporation	24,900
6,600	Headwaters, Inc.†, (a)	188,100
1,200	Hercules, Inc.†	17,820
5,390	Minerals Technologies, Inc.	359,513
12,800	Praxair, Inc.	565,120
600	Quaker Chemical Corporation(a)	14,904
8,320	Scotts Company (The)†	611,686
600	Spartech Corporation	16,254

		1,953,651

Commercial Banks — 1.7%
11,760	Bank of America Corporation	552,602
5,200	Southwest Bancorporation of Texas, Inc.	121,108
17,900	U.S. Bancorp	560,628
3,600	UCBH Holdings, Inc.	164,952
8,040	Wells Fargo & Company	499,686
7,600	Zions Bancorporation	517,028

		2,416,004

Commercial Services & Supplies — 0.7%
12,800	ADESA, Inc.	271,616
2,600	Asset Acceptance Capital Corporation†	55,380
1,500	Bright Horizons Family Solutions, Inc.†	97,140
1,000	Corporate Executive Board Company (The)	66,940
4,900	Education Management Corporation†	161,749
4,350	FTI Consulting, Inc.†, (a)	91,655
3,500	Labor Ready, Inc.†, (a)	59,220

See Notes to Financial Statements.

2

Shares		Value

Commercial Services & Supplies (Continued)
1,700	School Specialty, Inc.†	$65,552
3,500	Stericycle, Inc.†	160,825

		1,030,077

Communications Equipment — 1.3%
4,300	Alvarion, Ltd.†	57,104
31,150	Avaya, Inc.†	535,780
2,900	Belden CDT, Inc.(a)	67,280
25,950	Cisco Systems, Inc.†	500,835
4,600	Comverse Technology, Inc.†	112,470
35,000	JDS Uniphase Corporation†	110,950
25,200	Nokia Corporation, ADR	394,884

		1,779,303

Computers & Peripherals — 1.2%
9,400	Dell, Inc.†	396,116
8,038	Hewlett-Packard Company	168,557
2,250	Intergraph Corporation†	60,592
4,200	International Business Machines Corporation	414,036
6,970	Lexmark International, Inc., Class A†	592,450
3,700	Overland Storage, Inc.†	61,753

		1,693,504

Construction Materials — 0.3%
6,100	Florida Rock Industries, Inc.	363,133

Consumer Finance — 0.5%
10,590	AmeriCredit Corp.†, (a)	258,926
3,340	Capital One Financial Corporation	281,261
2,500	Cash America International, Inc.	74,325
7,000	Rewards Network, Inc.†, (a)	49,000

		663,512

Distributors — 0.1%
7,500	Source Interlink Companies, Inc.†	99,600

Diversified Financial Services — 1.0%
29,413	Citigroup, Inc.	1,417,118

See Notes to Financial Statements.

3

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services — 1.0%
11,300	ALLTEL Corporation	$663,988
1,300	CT Communications, Inc.(a)	15,990
9,800	SBC Communications, Inc.	252,546
400	SureWest Communications	11,340
9,600	Verizon Communications, Inc.	388,896

		1,332,760

Electric Utilities — 0.5%
4,266	ALLETE, Inc.	156,775
3,580	Edison International	114,667
1,300	Entergy Corporation	87,867
4,400	Exelon Corporation	193,908
1,270	FPL Group, Inc.	94,933
1,400	Progress Energy, Inc.	63,336

		711,486

Electrical Equipment — 0.3%
9,750	Rockwell Automation, Inc.	483,113

Electronic Equipment & Instruments — 0.8%
10,780	Amphenol Corporation, Class A†	396,057
13,400	Celestica, Inc.†	189,074
15,200	Ingram Micro, Inc., Class A†	316,160
1,500	Itron, Inc.†, (a)	35,865
6,000	Multi-Fineline Electronix, Inc.†, (a)	109,440
3,400	SYNNEX Corporation†	81,804
3,300	TTM Technologies, Inc.†	38,940

		1,167,340

Energy Equipment & Services — 1.0%
5,000	Cal Dive International, Inc.†	203,750
5,150	ENSCO International Incorporated	163,461
3,600	FMC Technologies, Inc.†	115,920
5,910	National-Oilwell, Inc.†, (a)	208,564
1,000	Oceaneering International, Inc.†	37,320
7,600	Patterson-UTI Energy, Inc.	147,820
2,625	Precision Drilling Corporation†	164,850
18,600	Pride International, Inc.†	382,044

		1,423,729

See Notes to Financial Statements.

4

Shares		Value

Food & Staples Retailing — 1.9%
12,250	BJ’s Wholesale Club, Inc.†	$356,842
8,030	CVS Corporation	361,912
1,500	Performance Food Group Company	40,365
10,060	SUPERVALU, INC	347,271
9,300	United Natural Foods, Inc.†	289,230
18,985	Wal-Mart Stores, Inc.	1,002,788
5,250	Walgreen Co.	201,443

		2,599,851

Food Products — 0.4%
9,100	Cadbury Schweppes plc	343,070
6,200	SunOpta, Inc.†, (a)	44,516
8,400	Tyson Foods, Inc., Class A	154,560

		542,146

Gas Utilities — 0.1%
2,850	New Jersey Resources Corporation	123,519

Health Care Equipment & Supplies — 1.5%
16,300	Boston Scientific Corporation†	579,465
2,300	Integra LifeSciences Holdings Corporation†, (a)	84,939
2,800	Kensey Nash Corporation†, (a)	96,684
900	Kinetic Concepts, Inc.†	68,670
4,700	Matrixx Initiatives, Inc.†, (a)	54,473
5,200	Mine Safety Appliances Company(a)	263,640
2,700	Molecular Devices Corporation†	54,270
2,300	Orthofix International N.V.†, (a)	90,802
6,900	PolyMedica Corporation	257,301
3,200	ResMed, Inc.†, (a)	163,520
2,300	SonoSite, Inc.†, (a)	78,085
5,050	St. Jude Medical, Inc.†	211,746

		2,003,595

Health Care Providers & Services — 3.5%
4,550	Aetna, Inc.	567,613
1,400	American Healthways, Inc.†, (a)	46,256
5,321	Caremark Rx, Inc.†	209,807
1,100	Chemed Corporation	73,821
9,400	Community Health Systems, Inc.†	262,072
3,000	Computer Programs and Systems, Inc.(a)	69,450
12,950	Coventry Health Care, Inc.†	687,386

See Notes to Financial Statements.

5

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
3,700	Eclipsys Corporation†, (a)	$75,591
3,200	Health Management Associates, Inc., Class A(a)	72,704
1,800	ICON PLC, ADR, †	69,570
2,100	Merge Technologies, Incorporated†, (a)	46,725
3,000	MIM Corporation†, (a)	19,050
2,200	National Medical Health Card Systems, Inc.†, (a)	50,822
3,200	Patterson Companies, Inc.†	138,848
2,100	Psychiatric Solutions, Inc.†, (a)	76,776
1,100	Quest Diagnostics Incorporated	105,105
4,300	Renal Care Group, Inc.†	154,757
4,600	Res-Care, Inc.†	70,012
1,800	SFBC International, Inc.†, (a)	71,100
5,974	UnitedHealth Group, Incorporated	525,891
8,800	VCA Antech, Inc.†	172,480
10,616	WellPoint, Inc.†	1,220,840

		4,786,676

Hotels, Restaurants & Leisure — 1.5%
4,400	California Pizza Kitchen, Inc.†	101,200
3,000	Carnival Corporation	172,890
8,070	CBRL Group, Inc.	337,730
4,700	CKE Restaurants, Inc.†, (a)	68,197
3,090	Harrah’s Entertainment, Inc.	206,690
5,000	International Game Technology	171,900
5,900	Penn National Gaming, Inc.†	357,245
25,600	Scientific Games Corporation, Class A†	610,304
250	Starwood Hotels & Resorts Worldwide, Inc.	14,600

		2,040,756

Household Durables — 2.9%
11,750	Centex Corporation	700,065
7,800	Craftmade International, Inc.(a)	153,824
11,550	D.R. Horton, Inc.	465,580
3,600	KB Home	375,840
2,600	Levitt Corporation, Class A	79,482
2,800	M.D.C. Holdings, Inc.	242,032
200	NVR, Inc.†	153,880
15,650	Pulte Homes, Inc.	998,470
4,600	Ryland Group, Inc. (The)	264,684

See Notes to Financial Statements.

6

Shares		Value

Household Durables (Continued)
2,400	Standard Pacific Corp.	$153,936
4,600	Tempur-Pedic International, Inc.†	97,520
3,800	Toll Brothers, Inc.†, (a)	260,718

		3,946,031

Household Products — 0.7%
9,650	Church & Dwight Co., Inc.	324,433
4,100	Kimberly-Clark Corporation	269,821
6,600	Procter & Gamble Company (The)	363,528

		957,782

Industrial Conglomerates — 1.7%
5,540	Carlisle Companies Incorporated	359,657
36,085	General Electric Company	1,317,102
18,700	Tyco International Ltd.	668,338

		2,345,097

Information Technology Services — 1.6%
4,300	Alliance Data Systems Corporation†	204,164
5,000	Anteon International Corporation†	209,300
4,200	CSG Systems International, Inc.†	78,540
3,800	SRA International, Inc.†, (a)	243,960
3,300	CACI International, Inc.†	224,829
16,000	Cognizant Technology Solutions Corporation, Class A†	677,280
7,650	Infosys Technologies Limited, ADR, (a)	530,222

		2,168,295

Insurance — 2.3%
13,800	ACE Limited	589,950
6,760	Allstate Corporation (The)	349,627
1,700	Ambac Financial Group, Inc.	139,621
11,575	American International Group, Inc.	760,131
2,500	FPIC Insurance Group, Inc.†, (a)	88,450
7,600	Prudential Financial, Inc.	417,696
2,300	RenaissanceRe Holdings Ltd.	119,784
2,200	Triad Guaranty, Inc.†	133,056
11,300	W. R. Berkley Corporation	533,021

		3,131,336

Internet & Catalog Retail — 0.2%
2,200	eBay, Inc.†	255,816

See Notes to Financial Statements.

7

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services — 0.8%
1,600	Aladdin Knowledge Systems, Ltd.†, (a)	$39,600
7,900	Ask Jeeves, Inc.†, (a)	211,325
6,200	Digital Insight Corporation†	114,080
9,700	Digital River, Inc.†, (a)	403,617
2,200	j2 Global Communications, Inc.†, (a)	75,900
11,500	LivePerson, Inc.†	36,110
12,600	ValueClick, Inc.†	167,958

		1,048,590

Leisure Equipment & Products — 0.4%
10,550	Brunswick Corporation	522,225

Machinery — 1.7%
2,500	Actuant Corporation, Class A†, (a)	130,375
3,400	Briggs & Stratton Corporation	141,372
5,850	Danaher Corporation(a)	335,849
2,900	Eaton Corporation	209,844
4,000	ITT Industries, Inc.	337,800
4,700	Joy Global, Inc.	204,121
1,500	Lincoln Electric Holdings, Inc.	51,810
9,850	Oshkosh Truck Corporation	673,543
2,900	Toro Company (The)	235,915

		2,320,629

Media — 1.4%
4,400	4Kids Entertainment, Inc.†, (a)	92,488
11,220	Clear Channel Communications, Inc.	375,758
28,900	Comcast Corporation, Class A Special†	949,076
8,350	Getty Images, Inc.†	574,897

		1,992,219

Metals & Mining — 0.8%
8,350	Alcoa, Inc.	262,357
9,850	Arch Coal, Inc.	350,069
900	Gibraltar Industries, Inc.(a)	21,258
1,200	NN, Inc.	15,852
1,200	Pan American Silver Corporation†	19,176
1,500	Phelps Dodge Corporation	148,380

See Notes to Financial Statements.

8

Shares		Value

Metals & Mining (Continued)
1,900	Royal Gold, Inc.(a)	$34,656
5,900	Schnitzer Steel Industries, Inc.	200,187

		1,051,935

Multiline Retail — 0.5%
925	Kmart Holding Corporation†, (a)	91,529
4,310	Neiman Marcus Group, Inc.(The), Class A	308,337
5,000	Nordstrom, Inc.	233,650

		633,516

Multi-Utilities & Unregulated Power — 0.5%
1,470	Dominion Resources, Inc.	99,578
2,940	Duke Energy Corporation	74,470
3,950	Equitable Resources, Inc.	239,607
6,180	MDU Resources Group, Inc.	164,882
1,200	Public Service Enterprise Group Incorporated	62,124

		640,661

Oil & Gas — 3.3%
9,030	Apache Corporation	456,647
5,100	Canadian Natural Resources Limited	218,127
7,600	Chesapeake Energy Corporation	125,400
5,300	ChevronTexaco Corporation	278,303
6,600	ConocoPhillips	573,078
19,500	Exxon Mobil Corporation	999,570
2,700	Kinder Morgan, Inc.	197,451
16,600	Magnum Hunter Resources, Inc.†	214,140
3,700	Occidental Petroleum Corporation	215,932
4,300	Pioneer Natural Resources Company	150,930
4,500	Total SA, ADR, (a)	494,280
4,900	Ultra Petroleum Corp.†	235,837
1,680	World Fuel Services Corporation(a)	83,664
9,600	XTO Energy Inc.	339,648

		4,583,007

Paper & Forest Products — 0.0%#
127	Neenah Paper, Inc.†	4,140
1,200	Wausau-Mosinee Paper Corporation	21,432

		25,572

See Notes to Financial Statements.

9

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Personal Products — 0.5%
8,875	Alberto-Culver Company	$431,059
5,700	Avon Products, Inc.	220,590

		651,649

Pharmaceuticals — 2.2%
10,100	Discovery Partners International, Inc.†	47,975
21,150	Eon Labs, Inc.†, (a)	571,050
9,700	Johnson & Johnson	615,174
600	Kos Pharmaceuticals, Inc.†, (a)	22,584
1,500	Noven Pharmaceuticals, Inc.†	25,590
53,520	Pfizer, Inc.	1,439,153
2,100	Salix Pharmaceuticals Ltd.†, (a)	36,939
8,800	Teva Pharmaceutical Industries Ltd., ADR	262,768

		3,021,233

Real Estate — 5.6%
1,225	AMB Property Corporation, REIT	49,478
8,600	American Home Mortgage Investment Corporation, REIT, (a)	294,550
750	Apartment Investment and Management Company, Class A, REIT	28,905
4,275	Archstone-Smith Trust, REIT	163,732
1,950	Arden Realty, Inc., REIT	73,554
6,800	Ashford Hospitality Trust, Inc., REIT	73,916
1,075	AvalonBay Communities, Inc., REIT	80,948
3,250	Boston Properties, Inc.	210,177
650	Camden Property Trust, REIT	33,150
925	CarrAmerica Realty Corporation, REIT	30,525
1,250	CBL & Associates Properties, Inc., REIT	95,437
775	CenterPoint Properties Trust, REIT	37,115
3,400	Corporate Office Properties Trust, REIT	99,790
725	Correctional Properties Trust, REIT	20,938
2,250	CRT Properties, Inc., REIT	53,685
3,000	Developers Diversified Realty Corporation, REIT	133,110
1,975	Duke Realty Corporation, REIT	67,427
5,350	Eagle Hospitality Properties Trust, Inc., REIT, †	55,105
2,775	Equity Office Properties Trust, REIT	80,808
3,550	Equity One, Inc., REIT	84,242
3,750	Equity Residential, REIT	135,675

See Notes to Financial Statements.

10

Shares		Value

Real Estate (Continued)
475	Essex Property Trust, Inc., REIT	$39,805
9,400	Feldman Mall Properties, Inc., REIT, †, (a)	122,294
3,425	First Potomac Realty Trust, REIT	78,090
21,210	Friedman, Billings, Ramsey Group, Inc., Class A, REIT	411,262
15,170	General Growth Properties, Inc., REIT	548,547
2,250	Health Care REIT, Inc.	85,837
4,875	Hersha Hospitality Trust, Class A, REIT	55,819
35,155	Highland Hospitality Corporation, REIT	395,142
175	Hospitality Properties Trust, REIT	8,050
7,525	Host Marriott Corporation, REIT	130,182
5,700	Impac Mortgage Holdings, Inc., REIT	129,219
1,350	iStar Financial Inc., REIT	61,101
2,425	Kimco Realty Corporation, REIT	140,626
30,000	KKR Financial Corp., 144A, REIT, †, ††, ***	307,500
1,475	LaSalle Hotel Properties, REIT	46,949
1,275	MeriStar Hospitality Corporation, REIT, †	10,646
1,875	Mills Corporation (The), REIT	119,550
7,809	New Century REIT, Inc.†	499,073
2,525	Newcastle Investment Corp., REIT	80,245
8,950	NorthStar Realty Finance Corp., REIT, †, (a)	102,477
1,125	Pan Pacific Retail Properties, Inc., REIT	70,538
9,625	ProLogis, REIT	417,051
1,325	PS Business Parks, Inc., REIT	59,758
2,650	RAIT Investment Trust, REIT	74,121
4,075	Reckson Associates Realty Corp., REIT	133,701
1,250	Regency Centers Corporation, REIT	69,250
3,714	Simon Property Group, Inc., REIT	240,184
2,150	SL Green Realty Corp., REIT	130,182
1,700	Sovran Self Storage, Inc., REIT, (a)	71,638
1,275	The Town and Country Trust, REIT, (a)	35,228
19,675	Ventas, Inc., REIT	539,292
6,825	Vornado Realty Trust, REIT	519,587
2,237	Weingarten Reaity Investors, REIT	89,704

		7,724,915

Road & Rail — 1.9%
16,665	Genesee & Wyoming, Inc., Class A†	468,786
11,750	J.B. Hunt Transport Services, Inc.	526,988
21,600	Laidlaw International, Inc.†	462,240
6,600	Norfolk Southern Corporation	238,854

See Notes to Financial Statements.

11

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Road & Rail (Continued)
10,900	Old Dominion Freight Line, Inc.†	$379,320
9,500	Overnite Corporation	353,780
4,300	Yellow Roadway Corporation†	239,553

		2,669,521

Semiconductors & Semiconductor Equipment — 1.9%
2,000	Actel Corporation†	35,080
4,200	ADE Corporation†, (a)	78,624
5,600	Amkor Technology, Inc.†, (a)	37,408
3,800	Analog Devices, Inc.	140,296
5,300	ASE Test Limited†, (a)	35,828
1,300	Brooks Automation, Inc.†	22,386
8,300	Catalyst Semiconductor, Inc.†	45,650
1,400	DSP Group, Inc.†	31,262
7,300	FormFactor, Inc.†, (a)	198,122
30,010	Intel Corporation	701,934
15,800	Marvell Technology Group Ltd.†	560,426
5,200	Micrel, Incorporated†	57,304
5,100	Microchip Technology, Incorporated	135,966
5,000	RF Micro Devices, Inc.†, (a)	34,200
700	Siliconix, Incorporated†	25,543
7,699	Siliconware Precision Industries Co., Ltd., ADR, (a)	31,566
20,307	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	172,406
7,200	Texas Instruments, Incorporated	177,264
4,700	Xilinx, Inc.	139,355

		2,660,620

Software — 2.3%
13,400	BMC Software, Inc.†	249,240
16,950	Check Point Software Technologies Ltd.†	417,478
8,400	Epicor Software Corporation†	118,356
8,600	Manhattan Associates, Inc.†	205,368
6,350	Mercury Interactive Corporation†	289,243
39,270	Microsoft Corporation	1,048,902
8,500	Red Hat, Inc.†, (a)	113,475
19,300	Symantec Corporation†	497,168

See Notes to Financial Statements.

12

Shares		Value

Software (Continued)
2,100	TALX Corporation(a)	$54,159
6,600	Witness Systems, Inc.†	115,236

		3,108,625

Specialty Retail — 2.7%
15,075	Aeropostale, Inc.†	443,657
9,000	Bombay Company, Inc. (The)†, (a)	49,770
11,170	Borders Group, Inc.	283,718
5,400	Charlotte Russe Holding, Inc.†, (a)	54,540
1,700	Chico’s FAS, Inc.†	77,401
4,150	Dick’s Sporting Goods, Inc.†, (a)	145,873
6,300	Foot Locker, Inc.	169,659
21,560	Gap, Inc. (The)	455,347
12,800	Home Depot, Inc. (The)	547,072
4,900	Lowe’s Companies, Inc.	282,191
1,100	O’Reilly Automotive, Inc.†, (a)	49,555
5,900	PETCO Animal Supplies, Inc.†	232,932
4,500	Regis Corporation	207,675
3,400	Stein Mart, Inc.†	58,004
4,400	Steiner Leisure Limited†	131,472
2,800	Tractor Supply Company†	104,188
9,700	Urban Outfitters, Inc.†	430,680

		3,723,734

Textiles, Apparel & Luxury Goods — 0.1%
3,700	Coach, Inc.†	208,680

Thrifts & Mortgage Finance — 1.5%
11,100	Doral Financial Corporation	546,675
5,680	Federal Home Loan Mortgage Corporation	418,616
9,300	Fremont General Corporation(a)	234,174
7,880	Independence Community Bank Corp.	335,530
11,960	PMI Group, Inc. (The)	499,330
2,010	Sterling Financial Corporation	78,913

		2,113,238

Water Utilities — 0.1%
5,875	Aqua America, Inc.	144,466

Wireless Telecommunication Services — 0.8%
10,500	@Road, Inc.†, (a)	72,555
1,300	Mobile TeleSystems OJSC, ADR	180,063

See Notes to Financial Statements.

13

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
19,400	Nextel Partners, Inc., Class A†	$379,076
7,350	SBA Communications Corporation, Class A†	68,208
12,800	Vimpel Communications, Inc., ADR, †	462,592

		1,162,494

TOTAL COMMON STOCKS
(Cost $67,740,436)		90,146,334

INVESTMENT COMPANY SECURITIES — 0.3%
1,200	Standard & Poor’s MidCap 400 Depositary Receipts® — Midcap SPDR® Trust, Series 1	145,200
3,100	iShares Russell 2000 Growth Index Fund(a)	208,630

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $349,746)		353,830

WARRANTS — 0.0%#
Commercial Services & Supplies — 0.0%
178	American Banknote Corporation, expires 10/01/2007 (exercise price: $10.00)†, ***	0

Communications Equipment — 0.0%
536	Lucent Technologies, Inc., expires 12/10/2007 (exercise price: $2.75)†	847

TOTAL WARRANTS
(Cost $788)		847

Principal
Amount

ASSET-BACKED SECURITIES — 2.4%
Credit Card — 1.1%
$850,000	Capital One Master Trust, Series 2001-3A, Class A, 5.450% due 03/16/2009	875,221
575,000	Discover Card Master Trust I, Series 1999-6, Class A, 6.850% due 07/17/2007	575,719

		1,450,940

Equipment — 0.6%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	886,666

See Notes to Financial Statements.

14

Principal
Amount		Value

Utilities — 0.7%
$430,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	$444,267
455,059	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	472,917

		917,184

TOTAL ASSET-BACKED SECURITIES
(Cost $3,257,885)		3,254,790

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Financials — 1.3%
268,506	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, Series 2000, Class A1A, 6.930% due 08/10/2009	287,905
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,133,329
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	448,156

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,787,053)		1,869,390

CORPORATE BONDS AND NOTES — 10.3%
Electric/ Gas — 0.3%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	389,457

Finance — 6.6%
580,000	Allstate Corporation,
	7.200% due 12/01/2009	657,301
450,000	American Express Credit Corporation, 3.000% due 05/16/2008	439,471
500,000	Block Financial Corporation, 8.500% due 04/15/2007	550,361
275,000	Capital One Bank, 5.750% due 09/15/2010	291,722
200,000	Deluxe Corporation, 5.000% due 12/15/2012	194,566

See Notes to Financial Statements.

15

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Finance (Continued)
$520,000	Ford Motor Credit Company, 5.800% due 01/12/2009	$531,514
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	571,806
235,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	265,122
78,000	Household Finance Corporation, 8.000% due 07/15/2010	91,801
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	397,784
500,000	Keycorp, MTN, 2.300% due 07/23/2007†††	500,050
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	571,777
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	362,536
	SLM Corporation,
250,000	MTN, 2.220% due 01/25/2007†††	250,250
500,000	5.125% due 08/27/2012	514,084
300,000	Sovereign Bank, 4.375% due 08/01/2013**	299,444
600,000	TIAA Global Markets, Inc., 144A, 3.875% due 01/22/2008††	603,720
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	688,543
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	388,694
150,000	Wachovia Bank, N.A, 7.800% due 08/18/2010	176,169
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	799,605

		9,146,320

Industrial — 2.9%
300,000	American Standard, Inc., 7.375% due 02/01/2008	329,048
370,000	Bellsouth Corporation, 5.000% due 10/15/2006	380,420

See Notes to Financial Statements.

16

Principal
Amount		Value

Industrial (Continued)
$60,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	$73,986
300,000	ConocoPhillips, 3.625% due 10/15/2007	300,173
455,000	Dover Corporation, 6.450% due 11/15/2005	466,700
400,000	First Data Corporation, 4.700% due 11/01/2006	408,940
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	397,125
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	488,844
510,000	Union Texas Petroleum Holdings, Inc., (MAPS), 7.000% due 04/15/2008	558,790
500,000	Wal Mart Stores, Inc., 6.875% due 08/10/2009	561,445

		3,965,471

Real Estate — 0.5%
400,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	484,857
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	222,814

		707,671

TOTAL CORPORATE BONDS AND NOTES
(Cost $14,015,800)		14,208,919

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Bank (FHLB) — 1.4%
600,000	2.000% due 04/28/2006	595,249
300,000	4.500% due 11/15/2012	303,431
490,000	5.750% due 05/15/2012	536,329
500,000	6.500% due 11/15/2005	515,121

		1,950,130

Federal Home Loan Mortgage Corporation (FHLMC) — 3.5%
435,000	3.500% due 09/15/2007(a)	436,243
2,000,000	4.250% due 06/15/2005	2,014,718
290,000	4.875% due 11/15/2013	298,213
1,100,000	5.625% due 03/15/2011	1,188,899

See Notes to Financial Statements.

17

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corporation (FHLMC) (Continued)
$750,000	6.250% due 03/05/2012	$784,145
100,000	6.625% due 09/15/2009	111,834

		4,834,052

Federal National Mortgage Association (FNMA) — 4.1%
250,000	2.125% due 04/15/2006	247,006
1,000,000	4.125% due 04/15/2014	969,208
1,000,000	4.250% due 07/15/2007	1,020,959
260,000	4.375% due 03/15/2013	259,289
1,000,000	5.250% due 01/15/2009	1,055,700
1,165,000	5.500% due 03/15/2011	1,249,289
555,000	6.000% due 05/15/2011	610,609
205,000	6.125% due 03/15/2012	227,767

		5,639,827

Government Agency Debentures — 0.7%
400,000	Financing Corporation, 10.700% due 10/06/2017	620,560
400,000	Tennessee Valley Authority, 6.375% due 06/15/2005	406,360

		1,026,920

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,365,236)		13,450,929

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.9%
Collateralized Mortgage Obligations (CMO) — 1.5%
	FHLMC:
464,940	Series 1737, Class H, 6.000% due 01/15/2023	469,040
128,326	Series 2091, Class PP, 6.000% due 02/15/2027	129,018
	FNMA:
275,079	Series 1994-23, Class PE, 6.000% due 08/25/2022	276,658
150,624	Series 1998-61, Class PK, 6.000% due 12/25/2026	151,208
1,000,000	GNMA, Series 2002-9, Class B, 5.881% due 03/16/2024	1,060,537

		2,086,461

See Notes to Financial Statements.

18

Principal
Amount		Value

Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%#
$6,874	FHLMC, Pool #E62394, 7.500% due 09/01/2010	$7,075

Federal National Mortgage Association (FNMA) — 2.4%
452,714	Pool #737646, 3.141% due 09/01/2033†††	455,640
314,129	Pool #386314, 3.790% due 07/01/2013	300,429
484,572	Pool #780620, 5.500% due 05/01/2034	492,365
939,358	Pool #788520, 5.500% due 07/01/2034	954,206
210,399	Pool #323406, 5.995% due 11/01/2008	223,689
648,845	Pool #380709, 6.080% due 10/01/2008	688,469
22,290	Pool #303105, 11.000% due 11/01/2020	25,044
79,634	Pool #100081, 11.500% due 08/20/2016	89,759

		3,229,601

Government National Mortgage Association (GNMA) — 0.0%#
16,802	GNMA, Pool #780584, 7.000% due 06/15/2027	17,924

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $5,294,231)		5,341,061

U.S. TREASURY OBLIGATIONS — 3.9%
United States Treasury Notes — 3.9%
745,000	2.250% due 02/15/2007(a)	732,370
125,000	3.000% due 02/15/2009(a)	122,700
350,000	3.125% due 10/15/2008(a)	346,268
975,000	3.250% due 08/15/2008(a)	970,468
1,411,980	3.625% due 01/15/2008, TIPS, (a)	1,538,011
75,000	4.000% due 11/15/2012(a)	74,874
1,290,000	4.250% due 08/15/2013(a)	1,300,179

See Notes to Financial Statements.

19

Munder Balanced Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS (Continued)
$275,000	4.625% due 05/15/2006(a)	$281,338
55,000	4.750% due 11/15/2008(a)	57,606

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,415,840)		5,423,814

YANKEE SECURITIES — 1.1%
Finance — 0.2%
237,500	Pemex Finance Ltd., 9.690% due 08/15/2009	271,149

Industrial — 0.9%
375,000	British Telecommunications PLC, 8.375% due 12/15/2010	450,322
550,000	Diageo Capital PLC, 3.500% due 11/19/2007	548,171
200,000	France Telecom SA, 8.500% due 03/01/2011	238,581

		1,237,074

TOTAL YANKEE SECURITIES
(Cost $1,507,019)		1,508,223

REPURCHASE AGREEMENT — 2.2%
(Cost $3,076,000)
3,076,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $3,076,385 on 01/03/2005, collateralized by $3,150,000 FNMA 2.356% maturing 02/23/2005 (value $3,139,073)	3,076,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 9.7%
(Cost $13,350,801)
13,350,801	State Street Navigator Securities Lending Trust — Prime Portfolio*	13,350,801

TOTAL INVESTMENTS
(Cost $129,160,835)	110.1%	151,984,938
OTHER ASSETS AND LIABILITIES (Net)	(10.1)	(13,930,316)

NET ASSETS	100.0%	$138,054,622

See Notes to Financial Statements.

20

*	As of December 31, 2004, the market value of the securities on loan is $13,032,343.

**	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter, interest rate will be variable.

***	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $307,500, 0.2% of net assets.

(a)	Security, or a portion thereof, on loan.

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

†††	Variable rate security. The interest rate shown reflects the rate currently in effect.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR  — American Depositary Receipt
MAPS — Mandatory Putable Remarketable Securities
MTN — Medium Term Note
OJSC — Open Joint Stock Company
REIT — Real Estate Investment Trust
TIPS — Treasury Inflation-Protected Security

See Notes to Financial Statements.

21

Munder Balanced Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investment, at value
See accompanying schedules:
Securities (including $13,032,343 of securities on loan)	$148,908,938
Repurchase agreement	3,076,000

Total Investments	151,984,938
Cash	787
Interest receivable	500,191
Dividends receivable	81,477
Receivable for investment securities sold	1,007,902
Receivable for Fund shares sold	1,727,430
Prepaid expenses and other assets	37,904

Total Assets	$155,340,629

LIABILITIES:
Payable upon return of securities loaned	13,350,801
Payable for Fund shares redeemed	2,112,468
Payable for investment securities purchased	1,614,070
Transfer agency/record keeping fees payable	51,064
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	59,758
Trustees’ fees and expenses payable	21,926
Administration fees payable	19,383
Custody fees payable	9,077
Shareholder servicing fee payable — Class K Shares	2,374
Investment advisory fees payable	2,088
Accrued expenses and other payables	42,998

Total Liabilities	17,286,007

NET ASSETS	$138,054,622

Investments, at cost	$129,160,835

See Notes to Financial Statements.

22

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(45,669)
Accumulated net realized loss on investments sold	(16,394,780)
Net unrealized appreciation of investments	22,824,103
Paid-in capital	131,670,968

$138,054,622

NET ASSETS:
Class A Shares	$42,659,907

Class B Shares	$42,035,560

Class C Shares	$18,475,740

Class K Shares	$11,031,073

Class R Shares	$2,211

Class Y Shares	$23,850,131

SHARES OUTSTANDING:
Class A Shares	3,755,497

Class B Shares	3,736,843

Class C Shares	1,635,528

Class K Shares	976,294

Class R Shares	195

Class Y Shares	2,110,356

CLASS A SHARES:
Net asset value and redemption price per share	$11.36

Maximum sales charge	5.50%
Maximum offering price per share	$12.02

CLASS B SHARES:
Net asset value and offering price per share*	$11.25

CLASS C SHARES:
Net asset value and offering price per share*	$11.30

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.30

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$11.36

CLASS Y SHARES
Net asset value, offering price and redemption price per share	$11.30

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

23

Munder Balanced Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$947,313
Dividends(a)	677,818
Securities lending	11,094

Total Investment Income	1,636,225

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	47,550
Class B Shares	207,198
Class C Shares	87,911
Class R Shares	5
Shareholder servicing fees:
Class K Shares	14,455
Investment advisory fees	427,320
Transfer agency/record keeping fees	135,999
Administration fees	99,973
Custody fees	54,523
Legal and audit fees	27,004
Registration and filing fees	20,546
Trustees’ fees and expenses	12,816
Other	37,638

Total Expenses	1,172,938
Fees waived by transfer agent	(1,455)

Net Expenses	1,171,483

NET INVESTMENT INCOME	464,742

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	3,398,072
Net change in unrealized appreciation/(depreciation) of securities	5,502,296

Net realized and unrealized gain on investments	8,900,368

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,365,110

(a)	Net of dividend withholding taxes of $3,030.

See Notes to Financial Statements.

24

Munder Balanced Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$464,742	$514,403
Net realized gain from security transactions	3,398,072	6,372,997
Net change in unrealized appreciation/(depreciation) of securities	5,502,296	8,150,737

Net increase in net assets resulting from operations	9,365,110	15,038,137
Dividends to shareholders from net investment income:
Class A Shares	(216,293)	(212,098)
Class B Shares	(70,175)	(13,023)
Class C Shares	(30,573)	(5,025)
Class K Shares	(62,963)	(72,812)
Class R Shares	(10)	—
Class Y Shares	(164,000)	(159,677)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,323,736	6,107,503
Class B Shares	(3,201,695)	(2,021,393)
Class C Shares	(276,407)	91,674
Class K Shares	(1,488,300)	(1,246,044)
Class R Shares	2,010	—
Class Y Shares	1,987,943	4,952,536

Net increase in net assets	9,168,383	22,459,778
NET ASSETS:
Beginning of period	128,886,239	106,426,461

End of period	$138,054,622	$128,886,239

Undistributed/(Accumulated distributions in excess of) net investment income	$(45,669)	$33,603

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

25

Munder Balanced Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$7,938,731	$14,154,767
Issued as reinvestment of dividends	169,724	160,230
Redeemed	(4,784,719)	(8,207,494)

Net increase	$3,323,736	$6,107,503

Class B Shares:
Sold	$2,455,570	$6,814,748
Issued as reinvestment of dividends	48,956	8,858
Redeemed*	(5,706,221)	(8,844,999)

Net decrease	$(3,201,695)	$(2,021,393)

Class C Shares:
Sold	$1,939,014	$4,846,078
Issued as reinvestment of dividends	20,077	3,169
Redeemed	(2,235,498)	(4,757,573)

Net increase/(decrease)	$(276,407)	$91,674

Class K Shares:
Sold	$458,391	$1,770,291
Issued as reinvestment of dividends	3,493	—
Redeemed	(1,950,184)	(3,016,335)

Net decrease	$(1,488,300)	$(1,246,044)

Class R Shares:
Sold	$2,000	$—
Issued as reinvestment of dividends	10	—
Redeemed	—	—

Net increase	$2,010	$—

Class Y Shares:
Sold	$4,272,854	$7,650,898
Issued as reinvestment of dividends	89,888	83,787
Redeemed	(2,374,799)	(2,782,149)

Net increase	$1,987,943	$4,952,536

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

26

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	735,864	1,392,191
Issued as reinvestment of dividends	15,376	15,588
Redeemed	(449,965)	(807,770)

Net increase	301,275	600,009

Class B Shares:
Sold	232,746	679,340
Issued as reinvestment of dividends	4,389	862
Redeemed*	(541,216)	(876,579)

Net decrease	(304,081)	(196,377)

Class C Shares:
Sold	183,056	475,001
Issued as reinvestment of dividends	1,811	307
Redeemed	(211,260)	(467,183)

Net increase/(decrease)	(26,393)	8,125

Class K Shares:
Sold	43,177	174,731
Issued as reinvestment of dividends	309	—
Redeemed	(179,525)	(302,746)

Net decrease	(136,039)	(128,015)

Class R Shares:
Sold	194	—
Issued as reinvestment of dividends	1	—

Net increase	195	—

Class Y Shares:
Sold	405,005	757,809
Issued as reinvestment of dividends	8,193	8,181
Redeemed	(214,303)	(273,270)

Net increase	198,895	492,720

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

27

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.64		$9.38	$9.22	$10.25	$12.13	$12.96

Income/(loss) from investment operations:
Net investment income	0.05		0.08	0.09	0.16	0.19	0.15
Net realized and unrealized gain/(loss) on investments	0.73		1.25	0.17	(1.04)	(0.26)	2.40

Total from investment operations	0.78		1.33	0.26	(0.88)	(0.07)	2.55

Less distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.10)	(0.15)	(0.18)	(0.13)
Distributions in excess of net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	—		—	—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—		—	—	—	(0.28)	—

Total distributions	(0.06)		(0.07)	(0.10)	(0.15)	(1.81)	(3.38)

Net asset value, end of period	$11.36		$10.64	$9.38	$9.22	$10.25	$12.13

Total return(b)	7.35%		14.16%	2.86%	(8.60)%	(1.23)%	27.17%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$42,660		$36,742	$26,766	$26,336	$20,621	$6,229
Ratio of operating expenses to average net assets	1.49	%(e)	1.54%	1.57%	1.37%	1.31%	1.26%
Ratio of net investment income to average net assets	1.00	%(e)	0.76%	1.07%	1.59%	1.80%	1.33%
Portfolio turnover rate	26%		65%	61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	1.49	%(e)	1.55%	1.58%	1.37%	1.31%	1.26%

(a)	The Munder Balanced Fund Class A Shares and Class B Shares commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.53		$9.30		$9.15	$10.16	$12.08	$12.92

0.01		0.00(d	)	0.03	0.08	0.11	0.07
0.73		1.23		0.15	(1.01)	(0.30)	2.38

0.74		1.23		0.18	(0.93)	(0.19)	2.45

(0.02)		(0.00	)(d)	(0.03)	(0.08)	(0.10)	(0.06)
—		—		—	—	—	(0.00	)(d)
—		—		—	—	(1.35)	(3.23)
—		—		—	—	(0.28)	—

(0.02)		—		(0.03)	(0.08)	(1.73)	(3.29)

$11.25		$10.53		$9.30	$9.15	$10.16	$12.08

7.02%		13.26%		2.00%	(9.16)%	(2.30)%	26.22%

$42,036		$42,565		$39,406	$48,006	$47,329	$9,582
2.24	%(e)	2.29%		2.32%	2.12%	2.06%	2.01%
0.25	%(e)	0.01%		0.32%	0.84%	1.05%	0.58%
26%		65%		61%	79%	165%	176%
2.24	%(e)	2.30%		2.33%	2.12%	2.06%	2.01%

See Notes to Financial Statements.

29

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.58		$9.34		$9.19	$10.20	$12.12	$12.95

Income/(loss) from investment operations:
Net investment income	0.01		0.00	(d)	0.03	0.08	0.11	0.07
Net realized and unrealized gain/(loss) on investments	0.73		1.24		0.15	(1.01)	(0.30)	2.39

Total from investment operations	0.74		1.24		0.18	(0.93)	(0.19)	2.46

Less distributions:
Dividends from net investment income	(0.02)		(0.00	)(d)	(0.03)	(0.08)	(0.10)	(0.05)
Distributions in excess of net investment income	—		—		—	—	—	(0.01)
Distributions from net realized gains	—		—		—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—		—		—	—	(0.28)	—

Total distributions	(0.02)		—		(0.03)	(0.08)	(1.73)	(3.29)

Net asset value, end of period	$11.30		$10.58		$9.34	$9.19	$10.20	$12.12

Total return(b)	6.98%		13.31%		1.99%	(9.12)%	(2.38)%	26.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,476		$17,580		$15,445	$20,041	$24,364	$5,145
Ratio of operating expenses to average net assets	2.24	%(e)	2.29%		2.32%	2.12%	2.06%	2.01%
Ratio of net investment income to average net assets	0.25	%(e)	0.01%		0.32%	0.84%	1.05%	0.58%
Portfolio turnover rate	26%		65%		61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	2.24	%(e)	2.30%		2.33%	2.12%	2.06%	2.01%

(a)	The Munder Balanced Fund Class C Shares and Class K Shares commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

30

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.58		$9.33	$9.17	$10.19	$12.14	$12.98

0.05		0.08	0.09	0.16	0.20	0.15
0.73		1.24	0.17	(1.03)	(0.34)	2.39

0.78		1.32	0.26	(0.87)	(0.14)	2.54

(0.06)		(0.07)	(0.10)	(0.15)	(0.18)	(0.15)
—		—	—	—	—	—
—		—	—	—	(1.35)	(3.23)
—		—	—	—	(0.28)	—

(0.06)		(0.07)	(0.10)	(0.15)	(1.81)	(3.38)

$11.30		$10.58	$9.33	$9.17	$10.19	$12.14

7.40%		14.13%	2.76%	(8.45)%	(1.81)%	27.01%

$11,031		$11,769	$11,571	$11,876	$17,713	$23,695
1.49	%(e)	1.54%	1.57%	1.37%	1.31%	1.26%
1.00	%(e)	0.76%	1.07%	1.59%	1.80%	1.33%
26%		65%	61%	79%	165%	176%
1.49	%(e)	1.55%	1.58%	1.37%	1.31%	1.26%

See Notes to Financial Statements.

31

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	R Shares		Y Shares

	Period Ended		Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.32		$10.58		$9.33	$9.18	$10.20	$12.14	$12.98

Income/(loss) from investment operations:
Net investment income	0.03		0.07		0.10	0.11	0.18	0.22	0.18
Net realized and unrealized gain/(loss) on investments	1.06		0.72		1.24	0.16	(1.02)	(0.32)	2.39

Total from investment operations	1.09		0.79		1.34	0.27	(0.84)	(0.10)	2.57

Less distributions:
Dividends from net investment income	(0.05)		(0.07)		(0.09)	(0.12)	(0.18)	(0.21)	(0.18)
Distributions from net realized gains	—		—		—	—	—	(1.35)	(3.23)
Distributions in excess of net realized gains	—		—		—	—	—	(0.28)	—

Total distributions	(0.05)		(0.07)		(0.09)	(0.12)	(0.18)	(1.84)	(3.41)

Net asset value, end of period	$11.36		$11.30		$10.58	$9.33	$9.18	$10.20	$12.14

Total return(b)	10.59%		7.53%		14.41%	3.02%	(8.31)%	(1.46)%	27.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2		$23,850		$20,230	$13,238	$9,634	$10,821	$5,430
Ratio of operating expenses to average net assets	1.74	%(e)	1.24	%(e)	1.29%	1.32%	1.12%	1.06%	1.01%
Ratio of net investment income to average net assets	0.75	%(e)	1.25	%(e)	1.01%	1.32%	1.84%	2.05%	1.58%
Portfolio turnover rate	26%		26%		65%	61%	79%	165%	176%
Ratio of operating expenses to average net assets without expense waivers	1.74	%(e)	1.24	%(e)	1.30%	1.33%	1.12%	1.06%	1.01%

(a)	The Munder Balanced Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and, April 13, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

32

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Balanced Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted

33

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company or issuer-specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

34

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2004, such waivers were $1,455 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

35

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $99,973 before payment of sub-administration fees and $65,765 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1520% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,155 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and

36

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

37

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $157 to Comerica Securities and $14,457 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $34,570,974 and $31,110,659 respectively, for the period ended December 31, 2004. For the period ended December 31, 2004, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $4,801,810 and $1,249,964, respectively.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,364,034 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,539,931 and net appreciation for financial reporting purposes was $22,824,103. At December 31, 2004, aggregate cost for financial reporting purposes was $129,160,835.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the year ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $985.

38

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the years ended June 30, 2004 and June 30, 2003, distributions of $462,635 and $726,778, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$54,241	$(19,117,772)	$16,646,727	$(2,416,804)

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $19,117,772 of unused capital losses of which $4,536,088 and $14,581,684 expire in 2010 and 2011, respectively.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in

39

Munder Balanced Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

40

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and
Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER BOND FUND

Fund Manager: The Munder Bond Fund Team

    The Fund posted a return of 4.11% for the six months ended December 31, compared to the 4.85% return for its blended Lehman benchmark (50% Lehman

ii

Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index) and the 4.11% median return for the Lipper universe of corporate debt A-rated funds.

    During the period, the Fund benefited from a good investment environment for domestic bonds in general. The Lehman Brothers Aggregate Bond Index generated a 4.18% return for the six months ended December 31. Within the corporate sector, however, lower quality securities had the highest returns. For the six-month period, corporate securities with an AAA rating had a 3.51% return, securities with an A rating had a 5.34% return and BBB-rated securities, the lowest investment grade classification, had a 6.53% return. This inverse correlation between quality and performance hurt the Fund’s returns somewhat, due to its bias towards higher-rated securities.

    On a relative basis compared to the Fund’s blended Lehman benchmark, sector selection had a positive impact on the Fund’s return for the six-month period, largely due to the Fund’s underweight in U.S. Treasury obligations and its overweight in U.S. government mortgage-backed obligations. The Fund’s overweight in asset-backed securities also contributed positively to relative performance.

    The positive impact of sector selection was offset by the effect of the maturity structure of the Fund. The Fund was underweighted in long-term securities, which had strong performance during the six-month period, causing the Fund’s return to lag its blended Lehman benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,041.00	$7.10	1.38%
Class B	$1,000.00	$1,035.90	$10.93	2.13%
Class C	$1,000.00	$1,036.80	$10.94	2.13%
Class K	$1,000.00	$1,039.90	$7.10	1.38%
Class Y	$1,000.00	$1,041.10	$5.81	1.13%
Hypothetical
Class A	$1,000.00	$1,018.25	$7.02	1.38%
Class B	$1,000.00	$1,014.47	$10.82	2.13%
Class C	$1,000.00	$1,014.47	$10.82	2.13%
Class K	$1,000.00	$1,018.25	$7.02	1.38%
Class Y	$1,000.00	$1,019.51	$5.75	1.13%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 12.9%
Auto Loan — 5.8%
$1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	$1,216,919
608,353	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	613,719
1,079,546	WFS Financial 2003-4 Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,072,500

		2,903,138

Credit Card — 2.1%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 4.953% due 03/15/2011††, ***	1,063,630

Equipment Lease — 0.5%
250,000	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	247,540

Home Equity Loans — 2.6%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	372,185
960,320	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Class A1, 2.708% due 03/25/2033††	959,972

		1,332,157

Time Share Receivables — 1.9%
942,789	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A 4.341% due 10/20/2026**, †	937,338

TOTAL ASSET-BACKED SECURITIES
(Cost $6,436,488)		6,483,803

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 1.0%
(Cost $504,687)
Finance — 1.0%
500,000	Bank of America Mortgage Securities, Series 2004-F, Class 2A2, 4.021% due 07/25/2034	502,360

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Finance — 2.6%
$500,000	First Union National Bank-Chase, Series 1999-C2, Class C, 1.000% due 06/15/2031	$552,460
750,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	774,466

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,312,041)		1,326,926

CORPORATE BONDS AND NOTES — 40.7%
Electric/ Gas — 1.5%
750,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	778,915

Financials — 25.6%
500,000	Block Financial Corporation, 8.500% due 04/15/2007	550,361
900,000	Citigroup, Inc., 6.500% due 01/18/2011	1,004,991
1,000,000	City National Corporation, 5.125% due 02/15/2013	1,010,015
500,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	545,238
500,000	Deluxe Corporation, 5.000% due 12/15/2012	486,415
1,100,000	Ford Motor Credit Company, 5.800% due 01/12/2009	1,124,356
890,000	Heller Financial, Inc., 6.375% due 03/15/2006	921,139
450,000	Household Finance Corporation, 8.000% due 07/15/2010	529,622
500,000	Independence Community Bank Corporation, (becomes variable April 2009), 3.750% due 04/01/2014	481,964
1,000,000	International Lease Finance Corporation, 5.875% due 05/01/2013	1,060,758
1,000,000	Jackson National Life Global Funding, MTN, 144A, 5.250% due 03/15/2007†	1,039,549
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,182,794
500,000	Morgan Stanley Group, Inc, 5.300% due 03/01/2013	514,863

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials — (Continued)
$625,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	$647,386
500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	538,098
300,000	SLM Corporation, MTN, 2.220% due 01/25/2007††	300,299
950,000	Sovereign Bank, 5.125% due 03/15/2013	951,060

		12,888,908

Industrial — 10.8%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,096,825
500,000	Archer-Daniels-Midland Company, 7.000% due 02/01/2031	600,036
570,000	Becton Dickinson & Co, 6.700% due 08/01/2028	653,108
105,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	129,475
500,000	Lubrizol Corporation, 5.500% due 10/01/2014	502,946
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033†	1,009,703
300,000	Sprint Capital Corporation, 7.625% due 01/30/2011	348,312
1,000,000	Verizon New England, Inc., 6.500% due 09/15/2011	1,100,046

		5,440,451

Real Estate — 2.8%
500,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	606,071
800,000	Weingarten Realty Investments, REIT, MTN, 4.857% due 01/15/2014	792,229

		1,398,300

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,975,593)		20,506,574

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Mortgage Corporation (FHLMC) — 3.3%
	FHLMC:
$400,000	4.500% due 07/15/2013	$401,690
740,000	5.125% due 11/07/2013	742,960
500,000	6.250% due 03/05/2012	522,764

		1,667,414

Federal National Mortgage Association (FNMA) — 1.0%
	FNMA:
95,000	4.375% due 03/15/2013	94,740
200,000	6.000% due 05/15/2011	220,039
150,000	6.125% due 03/15/2012	166,659

		481,438

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,094,889)		2,148,852

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 21.3%
Collateralized Mortgage Obligations (CMO) — 2.6%
	FHLMC:
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	612,302
300,000	Series 2802, Class NC, 5.000% due 05/15/2028	307,006
196,077	Series 2132, Class PD, 6.000% due 11/15/2027	199,807
167,442	Series 2351 Class DF, 6.500% due 01/15/2010	171,306

		1,290,421

Federal Home Loan Mortgage Corporation (FHLMC) — 4.8%
	FHLMC:
500,000	Series T-45, Class A-5, 4.780% due 10/27/2031	506,067
1,395,051	Pool #C01501, Gold, 5.500% due 03/01/2033	1,418,510
61,636	Pool #E62394, Gold, 7.500% due 09/01/2010	63,438
389,938	Pool #C30261, 7.500% due 08/01/2029	418,108

		2,406,123

See Notes to Financial Statements.

4

Principal
Amount		Value

Federal National Mortgage Association (FNMA) — 13.2%
	FNMA:
$1,010,079	Pool #725495, 4.868% due 02/01/2034	$1,020,561
1,432,128	Pool #757571, 5.500% due 01/01/2034	1,455,158
904,673	Pool #767413, 5.500% due 01/01/2034	918,972
871,569	Pool #788520, 5.500% due 07/01/2034	885,346
861,959	Pool #779137, 6.000% due 06/01/2034	891,745
746,828	Pool #788908, 6.000% due 08/01/2034	772,636
192,561	Pool #303105, 11.000% due 11/01/2020	216,355
435,157	Pool #100081, 11.500% due 08/20/2016	490,486

		6,651,259

Government National Mortgage Association (GNMA) — 0.7%
	GNMA:
215,724	Pool #627907, 5.000% due 02/15/2034	215,989
154,273	Pool #780584, 7.000% due 06/15/2027	164,571

		380,560

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $10,657,628)		10,728,363

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds — 2.5%
335,000	5.375% due 02/15/2031***	362,245
345,000	6.250% due 05/15/2030	412,477
375,000	7.500% due 11/15/2016***	479,224

		1,253,946

U.S. Treasury Notes — 3.2%
1,000,000	4.250% due 08/15/2014***	1,002,227
600,000	4.250% due 11/15/2014***	601,570

		1,603,797

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,832,585)		2,857,743

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

YANKEE SECURITIES — 10.0%
Financials — 5.0%
$790,000	Axa, 8.600% due 12/15/2030	$1,037,530
1,250,000	Inter-American Development Bank, MTN, 6.750% due 07/15/2027	1,493,219

		2,530,749

Government — 1.6%
750,000	United Mexican States, MTN, 6.375% due 01/16/2013	798,750

Industrial — 3.4%
500,000	British Telecommunications PLC, 8.375% due 12/15/2010	600,429
500,000	France Telecom, SA, 8.500% due 03/01/2011	596,452
500,000	Telecom Italia Capital, MTN, 5.250% due 11/15/2013	505,368

		1,702,249

TOTAL YANKEE SECURITIES
(Cost $4,667,711)		5,031,748

REPURCHASE AGREEMENT — 1.6%
(Cost $821,000)
821,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $821,103 on 01/03/2005, collateralized by $845,000 FNMA, 2.313% maturing 02/23/2005 (value $842,069)	821,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 7.1%
(Cost $3,601,354)
3,601,354	State Street Navigator Securities Lending Trust – Prime Portfolio*	3,601,354

See Notes to Financial Statements.

6

		Value

TOTAL INVESTMENTS
(Cost $52,903,976)	107.2%	$54,008,723
OTHER ASSETS AND LIABILITIES (Net)	(7.2)	(3,605,126)

NET ASSETS	100.0%	$50,403,597

*	As of December 31, 2004, the market value of the securities on loan is $3,541,174.

**	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $937,338, 1.9% of net assets.

***	Security, or a portion there of, is on loan.

†	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:

MTN — Medium Term Note
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $3,541,174 of securities loaned)	$53,187,723
Repurchase agreement	821,000

Total Investments	54,008,723
Cash	416
Interest receivable	582,859
Receivable for Fund shares sold	535
Prepaid expenses and other assets	27,262

Total Assets	54,619,795

LIABILITIES:
Payable for Fund shares redeemed	524,912
Payable upon return of securities loaned	3,601,354
Trustees’ fees and expenses payable	22,823
Transfer agency/record keeping fees payable	16,808
Administration fees payable	8,741
Distribution and shareholder servicing fees payable — Class A, B, and C Shares	5,016
Custody fees payable	2,732
Investment advisory fees payable	804
Shareholder servicing fees payable — Class K Shares	724
Accrued expenses and other payables	32,284

Total Liabilities	4,216,198

NET ASSETS	$50,403,597

Investments, at cost	$52,903,976

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(123,293)
Accumulated net realized losses on investments sold	(13,170,849)
Net unrealized appreciation of investments	1,104,747
Paid-in capital	62,592,992

$50,403,597

NET ASSETS:
Class A Shares	$4,019,118

Class B Shares	$4,631,715

Class C Shares	$525,996

Class K Shares	$10,714,790

Class Y Shares	$30,511,978

SHARES OUTSTANDING:
Class A Shares	416,897

Class B Shares	480,515

Class C Shares	54,292

Class K Shares	1,110,980

Class Y Shares	3,162,163

CLASS A SHARES:
Net asset value and redemption price per share	$9.64

Maximum sales charge	4.00%
Maximum offering price per share	$10.04

CLASS B SHARES:
Net asset value and offering price per share*	$9.64

CLASS C SHARES:
Net asset value and offering price per share*	$9.69

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.64

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.65

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$1,262,040
Securities lending	3,281

Total Investment Income	1,265,321

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	5,476
Class B Shares	25,832
Class C Shares	2,827
Shareholder servicing fees:
Class K Shares	14,537
Investment advisory fees	134,244
Administration fees	44,299
Transfer agency/record keeping fees	34,233
Legal and audit fees	25,626
Registration and filing fees	16,291
Custody fees	16,002
Trustees’ fees and expenses	12,888
Other	18,576

Total Expenses	350,831
Fees waived by transfer agent	(241)

Net Expenses	350,590

NET INVESTMENT INCOME	914,731

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	368,413
Net change in unrealized appreciation/ (depreciation) of securities	860,372

Net realized and unrealized gain on investments	1,228,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,143,516

See Notes to Financial Statements.

10

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$914,731	$2,820,697
Net realized gain from security transactions	368,413	511,113
Net change in unrealized appreciation/(depreciation) of securities	860,372	(3,886,999)

Net increase/(decrease) in net assets resulting from operations	2,143,516	(555,189)
Dividends to shareholders from net investment income:
Class A Shares	(100,858)	(200,867)
Class B Shares	(94,616)	(232,318)
Class C Shares	(10,343)	(22,726)
Class K Shares	(255,995)	(1,046,177)
Class Y Shares	(746,216)	(1,631,143)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(179,281)	(632,552)
Class B Shares	(983,112)	(3,399,265)
Class C Shares	(26,600)	(457,867)
Class K Shares	(1,938,995)	(26,502,281)
Class Y Shares	(1,619,546)	(11,707,831)

Net decrease in net assets	(3,812,046)	(46,388,216)
NET ASSETS
Beginning of period	54,215,643	100,603,859

End of period	$50,403,597	$54,215,643

Accumulated distributions in excess of net investment income	$(123,293)	$170,004

See Notes to Financial Statements.

11

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$2,547,326	$6,691,866
Issued as reinvestment of dividends	82,441	143,132
Redeemed	(2,809,048)	(7,467,550)

Net decrease	$(179,281)	$(632,552)

Class B Shares:
Sold	$330,586	$1,088,414
Issued as reinvestment of dividends	42,667	99,316
Redeemed*	(1,356,365)	(4,586,995)

Net decrease	$(983,112)	$(3,399,265)

Class C Shares:
Sold	$50,103	$147,611
Issued as reinvestment of dividends	3,219	6,881
Redeemed	(79,922)	(612,359)

Net decrease	$(26,600)	$(457,867)

Class K Shares:
Sold	$594,954	$3,591,450
Issued as reinvestment of dividends	3,429	2,815
Redeemed	(2,537,378)	(30,096,546)

Net decrease	$(1,938,995)	$(26,502,281)

Class Y Shares:
Sold	$2,032,191	$5,715,132
Issued as reinvestment of dividends	7,821	12,453
Redeemed	(3,659,558)	(17,435,416)

Net decrease	$(1,619,546)	$(11,707,831)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	264,670	687,801
Issued as reinvestment of dividends	8,572	14,909
Redeemed	(290,848)	(775,633)

Net decrease	(17,606)	(72,923)

Class B Shares:
Sold	34,248	110,893
Issued as reinvestment of dividends	4,435	10,326
Redeemed*	(140,932)	(475,264)

Net decrease	(102,249)	(354,045)

Class C Shares:
Sold	5,202	15,093
Issued as reinvestment of dividends	333	712
Redeemed	(8,252)	(62,977)

Net decrease	(2,717)	(47,172)

Class K Shares:
Sold	61,709	373,416
Issued as reinvestment of dividends	357	292
Redeemed	(263,631)	(3,119,384)

Net decrease	(201,565)	(2,745,676)

Class Y Shares:
Sold	210,631	590,470
Issued as reinvestment of dividends	813	1,292
Redeemed	(379,634)	(1,816,814)

Net decrease	(168,190)	(1,225,052)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.47		$9.89	$9.34	$9.49	$9.23	$9.62

Income/(loss) from investment operations:
Net investment income	0.16		0.35	0.40	0.53	0.60	0.57
Net realized and unrealized gain/(loss) on investments	0.23		(0.37)	0.60	(0.12)	0.28	(0.33)

Total from investment operations	0.39		(0.02)	1.00	0.41	0.88	0.24

Less distributions:
Dividends from net investment income	(0.22)		(0.40)	(0.45)	(0.56)	(0.62)	(0.57)
Distributions from net realized capital gains	—		—	—	—	—	(0.06)

Total distributions	(0.22)		(0.40)	(0.45)	(0.56)	(0.62)	(0.63)

Net asset value, end of period	$9.64		$9.47	$9.89	$9.34	$9.49	$9.23

Total return(b)	4.10%		(0.24)%	10.93%	4.41%	9.80%	2.57%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,019		$4,117	$5,019	$6,697	$6,139	$2,652
Ratio of operating expenses to average net assets	1.38	%(d)	1.25%	1.10%	0.95%	0.98%	0.99%
Ratio of net investment income to average net assets	3.34	%(d)	3.67%	4.14%	5.59%	6.30%	6.10%
Portfolio turnover rate	42%		148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	1.38	%(d)	1.25%	1.10%	0.95%	0.98%	0.99%

(a)	The Munder Bond Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.48		$9.89	$9.35	$9.50	$9.23	$9.61

0.13		0.28	0.32	0.46	0.53	0.50
0.21		(0.37)	0.59	(0.12)	0.29	(0.32)

0.34		(0.09)	0.91	0.34	0.82	0.18

(0.18)		(0.32)	(0.37)	(0.49)	(0.55)	(0.50)
—		—	—	—	—	(0.06)

(0.18)		(0.32)	(0.37)	(0.49)	(0.55)	(0.56)

$9.64		$9.48	$9.89	$9.35	$9.50	$9.23

3.59%		(0.87)%	9.98%	3.63%	9.10%	1.90%

$4,632		$5,522	$9,267	$7,255	$6,833	$3,514
2.13	%(d)	2.00%	1.85%	1.70%	1.73%	1.74%
2.59	%(d)	2.92%	3.39%	4.84%	5.55%	5.35%
42%		148%	207%	185%	347%	205%
2.13	%(d)	2.00%	1.85%	1.70%	1.73%	1.74%

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.52		$9.94	$9.39	$9.54	$9.27	$9.66

Income/(loss) from investment operations:
Net investment income	0.13		0.28	0.33	0.46	0.53	0.50
Net realized and unrealized gain/(loss) on investments	0.22		(0.38)	0.59	(0.12)	0.29	(0.33)

Total from investment operations	0.35		(0.10)	0.92	0.34	0.82	0.17

Less distributions:
Dividends from net investment income	(0.18)		(0.32)	(0.37)	(0.49)	(0.55)	(0.50)
Distributions from net realized capital gains	—		—	—	—	—	(0.06)

Total distributions	(0.18)		(0.32)	(0.37)	(0.49)	(0.55)	(0.56)

Net asset value, end of period	$9.69		$9.52	$9.94	$9.39	$9.54	$9.27

Total return(b)	3.68%		(0.97)%	10.05%	3.61%	9.06%	1.79%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$526		$543	$1,036	$988	$930	$338
Ratio of operating expenses to average net assets	2.13	%(d)	2.00%	1.85%	1.70%	1.73%	1.74%
Ratio of net investment income to average net assets	2.59	%(d)	2.92%	3.39%	4.84%	5.55%	5.35%
Portfolio turnover rate	42%		148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	2.13	%(d)	2.00%	1.85%	1.70%	1.73%	1.74%

(a)	The Munder Bond Fund Class C Shares and Class K Shares commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.48		$9.90	$9.35	$9.50	$9.24	$9.62

0.16		0.36	0.40	0.53	0.60	0.57
0.22		(0.38)	0.60	(0.12)	0.28	(0.32)

0.38		0.02	1.00	0.41	0.88	0.25

(0.22)		(0.40)	(0.45)	(0.56)	(0.62)	(0.57)
—		—	—	—	—	(0.06)

(0.22)		(0.40)	(0.45)	(0.56)	(0.62)	(0.63)

$9.64		$9.48	$9.90	$9.35	$9.50	$9.24

3.99%		(0.24)%	10.92%	4.41%	9.79%	2.68%

$10,715		$12,444	$40,172	$46,312	$48,685	$40,150
1.38	%(d)	1.25%	1.10%	0.95%	0.98%	0.99%
3.34	%(d)	3.67%	4.14%	5.59%	6.30%	6.10%
42%		148%	207%	185%	347%	205%
1.38	%(d)	1.25%	1.10%	0.95%	0.98%	0.99%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.49		$9.90	$9.36	$9.50	$9.24	$9.62

Income/(loss) from investment operations:
Net investment income	0.17		0.38	0.42	0.56	0.62	0.59
Net realized and unrealized gain/(loss) on investments	0.22		(0.37)	0.59	(0.12)	0.29	(0.32)

Total from investment operations	0.39		0.01	1.01	0.44	0.91	0.27

Less distributions:
Dividends from net investment income	(0.23)		(0.42)	(0.47)	(0.58)	(0.65)	(0.59)
Distributions from net realized capital gains	—		—	—	—	—	(0.06)

Total distributions	(0.23)		(0.42)	(0.47)	(0.58)	(0.65)	(0.65)

Net asset value, end of period	$9.65		$9.49	$9.90	$9.36	$9.50	$9.24

Total return(b)	4.11%		0.12%	11.07%	4.78%	10.07%	2.94%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$30,512		$31,590	$45,110	$72,628	$111,198	$115,171
Ratio of operating expenses to average net assets	1.13	%(d)	1.00%	0.85%	0.70%	0.73%	0.74%
Ratio of net investment income to average net assets	3.59	%(d)	3.92%	4.39%	5.84%	6.55%	6.35%
Portfolio turnover rate	42%		148%	207%	185%	347%	205%
Ratio of operating expenses to average net assets without expense waivers	1.13	%(d)	1.00%	0.85%	0.70%	0.73%	0.74%

(a)	The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. It’s secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used

19

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are

20

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2004, such waivers were $241 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

21

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $44,299 before payment of sub-administration fees and $27,923 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1649% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,856 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance

22

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $57 to Comerica Securities and $14,470 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

23

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $15,998,869 and $17,595,915 respectively, for the period ended December 31, 2004. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $6,014,036 and $8,059,329 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,346,333 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $241,586 and net appreciation for financial reporting purposes was $1,104,747. At June 30, 2004, aggregate cost for financial reporting purposes was $52,903,976.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $443.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a

24

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, dividends of $3,133,231 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Undistributed	Loss/Capital	Unrealized
Ordinary	Loss	Appreciation/
Income	Carryover	(Depreciation)	Total

$191,975	$(13,177,083)	$(117,804)	$(13,102,912)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $12,577,356 of unused capital losses of which $3,071,265, $7,929,451, $527,926, $738,710, and $310,004 expire in 2008, 2009, 2010, 2011, and 2012 respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2003 and June 30, 2004 of $599,727.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s

25

Munder Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or and on the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities. The three-month Treasury bill, a proxy for money market performance, had a 0.85% return for six-month period.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,004.40	$4.09	0.81%
Class B	$1,000.00	$1,001.90	$6.61	1.31%
Class C	$1,000.00	$1,001.90	$6.61	1.31%
Class K	$1,000.00	$1,004.90	$3.59	0.71%
Class Y	$1,000.00	$1,005.70	$2.83	0.56%

Hypothetical
Class A	$1,000.00	$1,021.12	$4.13	0.81%
Class B	$1,000.00	$1,018.60	$6.67	1.31%
Class C	$1,000.00	$1,018.60	$6.67	1.31%
Class K	$1,000.00	$1,021.63	$3.62	0.71%
Class Y	$1,000.00	$1,022.38	$2.85	0.56%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, December 31, 2004 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings and investment allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 21.0%
Yankee Securities — 21.0%
$25,000,000	Abbey National Treasury Services PLC 1.395% due 02/02/2005	A-1	P-1	$24,999,672
25,000,000	Barclays Bank PLC 1.190% due 03/22/2005	A-1+	P-1	24,999,177
20,000,000	Calyon North America, Inc., 2.300% due 10/18/2005	A-1+	P-1	20,000,000
25,000,000	Rabobank Nederland 1.925% due 05/13/2005	A-1+	P-1	24,998,202
25,000,000	Societe Generale 1.450% due 04/15/2005	A-1+	P-1	24,999,644
15,000,000	Westdeutsche Landsbank Gironzentrale 2.800% due 11/23/2005	A-1+	P-1	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $134,996,695)				134,996,695

COMMERCIAL PAPER — 43.4%
Domestic Securities — 38.8%
20,000,000	Bank of America Corporation 2.200% due 01/18/2005†	A-1	P-1	19,979,222
20,000,000	Galaxy Funding, Inc. 2.200% due 02/15/2005†	A-1+	P-1	19,945,000
20,000,000	ING U.S. Funding LLC 2.230% due 02/22/2005†	A-1+	P-1	19,935,578
20,000,000	Jupiter Securitization Corporation 2.340% due 02/03/2005†	A-1	P-1	19,957,100
20,000,000	Lexington Parker Capital Corporation 2.050% due 01/25/2005†	A-1	NR	19,972,667
20,000,000	Mane Funding Corporation 2.310% due 02/07/2005†	A-1+	P-1	19,952,517
20,000,000	Moat Funding, LLC 1.970% due 01/05/2005†	A-1+	P-1	19,995,622
20,000,000	Mont Blanc Capital Corporation 2.260% due 02/17/2005†	A-1+	P-1	19,940,989

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$20,000,000	National Rural Utilities Cooperative Finance Corporation 2.260% due 01/12/2005†	A-1	P-1	$19,986,189
30,000,000	New Center Asset Trust 2.250% due 01/03/2005†	A-1+	P-1	29,996,250
20,000,000	Preferred Receivables Funding Corporation 2.280% due 01/14/2005†	A-1	P-1	19,983,533
20,000,000	Ranger Funding Company, LLC 2.330% due 01/18/2005†	A-1+	P-1	19,977,994

				249,622,661

Yankee Securities — 4.6%
20,000,000	Skandinaviska Enskilda Banken AB 2.290% due 02/23/2005†	A-1	P-1	19,932,572
10,000,000	UBS Americas, Inc. 2.230% due 01/03/2005†	A-1+	P-1	9,998,761

				29,931,333

TOTAL COMMERCIAL PAPER
(Cost $279,553,994)				279,553,994

CORPORATE BONDS AND NOTES — 11.2%
22,000,000	CC USA, Inc., MTN, 144A 2.358% due 07/25/2005††, *	A-1+	P-1	21,998,761
25,000,000	K2 USA LLC, MTN, 144A 2.011% due 06/08/2005††, *	A-1+	P-1	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A 2.353% due 05/18/2005††, *	A-1+	P-1	24,999,064

TOTAL CORPORATE BONDS AND NOTES
(Cost $71,997,825)				71,997,825

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

FUNDING AGREEMENTS — 7.7%
$25,000,000	Allstate Life Insurance Co. 2.350% due 05/16/2005††, **	NR	NR	$25,000,000
25,000,000	Jackson National Life Insurance Co. 2.030% due 09/27/2005††, **	NR	NR	25,000,000

TOTAL FUNDING AGREEMENTS
(Cost $50,000,000)				50,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
	Federal National Mortgage Association (FNMA):
20,000,000	2.157% due 01/24/2005†	AAA	Aaa	19,972,017
20,000,000	2.399% due 03/23/2005†	AAA	Aaa	19,890,875

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,862,892)				39,862,892

REPURCHASE AGREEMENT — 10.4%
(Cost $66,961,307)
$66,961,307	Agreement with Lehman Brothers Holdings, Inc., 1.550% dated 12/31/2004, to be repurchased at $66,969,956.31 on 01/03/2005, collateralized by $115,191,333 U.S. Treasury Strips, 3.307%-3.534% having maturities from 02/15/2011-11/15/2022† (value $68,301,679.12)			66,961,307

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $643,372,713)	99.9%	$643,372,713
OTHER ASSETS AND LIABILITIES (Net)	0.1	496,753

NET ASSETS	100.0%	$643,869,466

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

**	Restricted security that is subject to restrictions on assignment under the terms of the Funding Agreement. At December 31, 2004, these securities represent $50,000,000, 7.7% of net assets.

Security	Acquisition Date	Cost

Allstate Life Insurance Co., 2.350% due 5/16/2005	5/17/2004	$25,000,000
Jackson National Life Insurance Co., 2.030% due 9/27/2005	9/27/2004	25,000,000

ABBREVIATIONS:
MTN — Medium Term Note
NR — Not Rated

See Notes to Financial Statements.

4

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5

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$576,411,406
Repurchase agreements	66,961,307

Total Investments	643,372,713
Interest receivable	1,551,971
Receivable for Fund shares sold	85,590
Prepaid expenses and other assets	78,955

Total Assets	645,089,229

LIABILITIES:
Payable for Fund shares redeemed	300,406
Dividends payable	615,915
Transfer agency/record keeping fees payable	63,093
Trustees’ fees and expenses payable	54,025
Shareholder servicing fees payable — Class K Shares	52,952
Administration fees payable	40,516
Distribution and shareholder services fees payable — Class A, B and C Shares	33,055
Custody fees payable	11,923
Accrued expenses and other payables	47,878

Total Liabilities	1,219,763

NET ASSETS	$643,869,466

Investments, at cost	$643,372,713

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net realized loss on investments sold	(13,767)
Paid-in capital	643,883,233

$643,869,466

NET ASSETS:
Class A Shares	$83,414,625

Class B Shares	$13,856,716

Class C Shares	$2,020,891

Class K Shares	$436,805,383

Class Y Shares	$107,771,851

SHARES OUTSTANDING:
Class A Shares	83,418,269

Class B Shares	13,857,709

Class C Shares	2,021,467

Class K Shares	436,813,253

Class Y Shares	107,775,419

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$6,036,513

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	111,784
Class B Shares	85,327
Class C Shares	12,763
Shareholder servicing fees:
Class K Shares	369,267
Investment advisory fees	1,262,642
Administration fees	394,082
Transfer agency/record keeping fees	161,965
Custody fees	58,606
Legal and audit fees	40,454
Registration and filing fees	19,062
Trustees’ fees and expenses	16,011
Other	74,635

Total Expenses	2,606,598
Fees waived by distributor and transfer agent	(26,828)

Net Expenses	2,579,770

NET INVESTMENT INCOME	3,456,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,456,743

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$3,456,743	$3,540,961

Net increase in net assets resulting from operations	3,456,743	3,540,961
Dividends to shareholders from net investment income:
Class A Shares	(387,221)	(324,707)
Class B Shares	(30,672)	(2,374)
Class C Shares	(4,649)	(277)
Class K Shares	(2,371,800)	(2,276,899)
Class Y Shares	(662,401)	(936,704)
Net decrease in net assets from Fund share transactions:
Class A Shares	(13,672,075)	(16,869,321)
Class B Shares	(4,543,913)	(10,629,425)
Class C Shares	(716,481)	(535,293)
Class K Shares	(100,246,557)	(115,648,706)
Class Y Shares	(29,976,592)	(73,048,172)

Net decrease in net assets	(149,155,618)	(216,730,917)
NET ASSETS:
Beginning of period	793,025,084	1,009,756,001

End of period	$643,869,466	$793,025,084

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold	$39,685,925	$121,927,574
Issued as reinvestment of dividends	384,579	320,980
Redeemed	(53,742,579)	(139,117,875)

Net decrease	$(13,672,075)	$(16,869,321)

Class B Shares:
Sold	$2,979,568	$10,465,026
Issued as reinvestment of dividends	27,248	1,478
Redeemed	(7,550,729)	(21,095,929)

Net decrease	$(4,543,913)	$(10,629,425)

Class C Shares:
Sold	$431,280	$3,448,466
Issued as reinvestment of dividends	4,455	161
Redeemed	(1,152,216)	(3,983,920)

Net decrease	$(716,481)	$(535,293)

Class K Shares:
Sold	$162,946,730	$458,479,144
Issued as reinvestment of dividends	1,253	630
Redeemed	(263,194,540)	(574,128,480)

Net decrease	$(100,246,557)	$(115,648,706)

Class Y Shares:
Sold	$145,799,375	$299,710,181
Issued as reinvestment of dividends	26,862	33,464
Redeemed	(175,802,829)	(372,791,817)

Net decrease	$(29,976,592)	$(73,048,172)

(a)	Since the Munder Cash Investment Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

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11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004		0.003	0.008	0.020	0.052	0.050

Total from investment operations	0.004		0.003	0.008	0.020	0.052	0.050

Less distributions:
Dividends from net investment income	(0.004)		(0.003)	(0.008)	(0.020)	(0.052)	(0.050)

Total distributions	(0.004)		(0.003)	(0.008)	(0.020)	(0.052)	(0.050)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.44%		0.31%	0.82%	1.97%	5.36%	5.13%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$83,415		$97,087	$113,956	$123,370	$117,222	$122,693
Ratio of operating expenses to average net assets	0.81	%(c)	0.81%	0.80%	0.76%	0.81%	0.80%
Ratio of net investment income to average net assets	0.85	%(c)	0.31%	0.82%	1.97%	5.20%	5.01%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.81	%(c)	0.81%	0.80%	0.76%	0.81%	0.80%

(a)	The Munder Cash Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 1, 1992, November 1, 2002, and November 5, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

12

B Shares						C Shares

Period Ended		Year		Year		Period Ended		Year		Year
12/31/04		Ended		Ended		12/31/04		Ended		Ended
(Unaudited)		6/30/04		6/30/03		(Unaudited)		6/30/04		6/30/03

$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

0.002		0.000	(d)	0.001		0.002		0.000	(d)	0.001

0.002		0.000	(d)	0.001		0.002		0.000	(d)	0.001

(0.002)		(0.000	)(d)	(0.001)		(0.002)		(0.000	)(d)	(0.001)

(0.002)		(0.000	)(d)	(0.001)		(0.002)		(0.000	)(d)	(0.001)

$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

0.19%		0.01%		0.06%		0.19%		0.01%		0.06%

$13,857		$18,401		$29,030		$2,021		$2,737		$3,273
1.31	%(c)	1.11%		1.33	%(c)	1.31	%(c)	1.11%		1.33	%(c)
0.35	%(c)	0.01%		0.07	%(c)	0.35	%(c)	0.01%		0.07	%(c)
1.56	%(c)	1.56%		1.55	%(c)	1.56	%(c)	1.56%		1.55	%(c)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005		0.004	0.009	0.021	0.053	0.051

Total from investment operations	0.005		0.004	0.009	0.021	0.053	0.051

Less distributions:
Dividends from net investment income	(0.005)		(0.004)	(0.009)	(0.021)	(0.053)	(0.051)

Total distributions	(0.005)		(0.004)	(0.009)	(0.021)	(0.053)	(0.051)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.49%		0.41%	0.92%	2.08%	5.46%	5.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$436,805		$537,052	$652,701	$702,492	$849,108	$811,582
Ratio of operating expenses to average net assets	0.71	%(c)	0.71%	0.70%	0.66%	0.71%	0.70%
Ratio of net investment income to average net assets	0.95	%(c)	0.41%	0.92%	2.07%	5.30%	5.11%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.71	%(c)	0.71%	0.70%	0.66%	0.71%	0.70%

(a)	The Munder Cash Investment Fund Class K Shares and Class Y Shares commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

14

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.006		0.006	0.011	0.022	0.055	0.053

0.006		0.006	0.011	0.022	0.055	0.053

(0.006)		(0.006)	(0.011)	(0.022)	(0.055)	(0.053)

(0.006)		(0.006)	(0.011)	(0.022)	(0.055)	(0.053)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.57%		0.56%	1.07%	2.23%	5.62%	5.39%

$107,772		$137,748	$210,797	$251,634	$203,875	$197,156
0.56	%(c)	0.56%	0.55%	0.51%	0.56%	0.55	%(c)
1.10	%(c)	0.56%	1.07%	2.22%	5.45%	5.26	%(c)
0.56	%(c)	0.56%	0.55%	0.51%	0.56%	0.55	%(c)

See Notes to Financial Statements.

15

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16

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed

17

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $2,197 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of

18

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $394,082 before payment of sub-administration fees and $264,044 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1092% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $31,675 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for

19

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected by the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

20

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund during the period ended December 31, 2004. Such waivers were $21,426 and $3,205, respectively, and are reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these and other waivers that occurred on or after February 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2004, the total amounts eligible for reimbursement to the Distributor were $54,714 and $2,690 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $468 to Comerica Securities and $369,160 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

21

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended June 30, 2004, distributions of $3,540,961, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$317,061	$(13,767)	$303,294

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $13,767 of unused capital losses of which $10, $287, $4,695, $650 and $8,125 expire in 2005, 2007, 2008, 2009, and 2010, respectively.

    In addition, $10, $287, $4,695 and $650 of the losses expiring in 2005, 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

    At December 31, 2004, aggregate cost for financial reporting purposes was $643,372,713.

7. Subsequent Events

    On January 3, 2005, the Advisor began voluntarily waiving a portion of its advisory fee in order to reduce it to 0.10% of the value of the Fund’s average daily net assets. Pursuant to a Reimbursement Agreement with the Fund, the Advisor may seek reimbursement for these waivers; however, the Advisor does not intend to seek such reimbursement.

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

22

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

8. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

9. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

10. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Emerging
Markets Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. International equity markets had even stronger performance during the six-month period. The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia and the Far East) had a 15.10% return, while the broader MSCI All Countries World Index ex U.S. had a 16.58% return. The emerging markets segment of the international stock market had the strongest performance, with the MSCI Emerging Markets Index posting a 26.95% return for the six months.

    Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder Emerging Markets Fund, which was merged into the Munder International Equity Fund on February 4, 2005. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Generally, these risks are magnified for investments in emerging markets. In addition, the Fund concentrates its investments geographically within emerging markets countries, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. This Fund was merged into the Munder International Equity Fund as of the close of business on February 5, 2005. The most currently available data regarding portfolio holdings and country allocation of the Munder International Equity Fund can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer is organized, the country in which the security is primarily traded, the country in which the issuer has a principal office, the country in which most of the issuer’s assets are located, or the country in which goods are produced or sold, investments are made or services are performed that account for most of the issuer’s revenues or profits.

ii

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    The Fund was sub-advised by Framlington Overseas Investment Management, Ltd., which was paid a fee for its services.

MUNDER EMERGING MARKETS FUND

Fund Manager: The Munder Emerging Markets Fund Team

    The Fund posted a 22.49% return for the six months ended December 31, compared to the 26.95% return for the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the 25.38% median return for the Lipper universe of emerging markets funds.

    During the period, the Fund benefited from a particularly robust investment environment in emerging markets countries, with the MSCI Emerging Markets Index return easily outpacing an already impressive 16.58% return for the MSCI All Country World Index ex-U.S., a benchmark for broad international market performance.

    Although the Fund had strong absolute performance for the six months ended December 31, it lagged its MSCI Emerging Markets benchmark largely due to country allocation. The positive impact of an overweight in Egypt, India and Mexico was offset by the negative effect of an underweight in South Africa, Brazil, Turkey and Chile. Stock selection had a smaller, but still negative, impact on the Fund’s performance relative to its MSCI benchmark. iRevo Inc. and ReignCom Co., Ltd., both based in Korea, were among the companies that held back returns. iRevo manufactures and distributes electronic home security products. ReignCom is a global leader in the MP3 player market with the well-known iRiver brand.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of emerging markets funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees.

iv

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,224.10	$20.24	3.61%
Class B	$1,000.00	$1,218.40	$24.38	4.36%
Class C	$1,000.00	$1,218.80	$24.38	4.36%
Class K	$1,000.00	$1,222.90	$20.23	3.61%
Class Y	$1,000.00	$1,224.90	$18.84	3.36%

Hypothetical
Class A	$1,000.00	$1,007.01	$18.26	3.61%
Class B	$1,000.00	$1,003.23	$22.01	4.36%
Class C	$1,000.00	$1,003.23	$22.01	4.36%
Class K	$1,000.00	$1,007.01	$18.26	3.61%
Class Y	$1,000.00	$1,008.27	$17.01	3.36%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 97.0%
Brazil — 6.7%
5,800	All America Latina Logistica Prf†	$172,515
5,000	Aracruz Celulose SA, ADR	188,500
3,600	Brasil Telecom SA, Prf, ADR	137,340
12,000	Companhia Vale do Rio Doce, Class A, Prf, ADR	289,835
5,500	Petroleo Brasileiro SA — Petrobras, ADR	218,790
6,000	Uniao Bancos Brasileiros SA — Unibanco, GDR	190,320

		1,197,300

Central Africa — 2.7%
105,000	Energem Resources Inc.†, ††	165,822
14,000	Millicom International Cellular SA†, ††	318,220

		484,042

Chile — 0.8%
4,000	Banco Santander Chile, ADR	135,440

China — 3.3%
906,500	Chaoda Modern Agriculture (Holdings) Ltd.††	335,296
750,000	Tianjin Capital Environmental Protection Company Ltd.	262,936

		598,232

Czech Republic — 3.0%
12,500	Cesky Telekom AS, GDR	248,750
5,900	Komercni Banka AS, GDR†	286,150

		534,900

Egypt — 3.5%
34,000	Commercial International Bank (Egypt) SAE, GDR	215,900
49,833	Medinet Nasr Housing & Development Company	410,486

		626,386

Emerging Europe — 1.1%
22,500	Burren Energy PLC†, ††	199,907

Hong Kong — 4.8%
4,228,000	Asia Standard International Group Ltd.†, ††	239,337
690,000	i-CABLE Communications, Ltd.	257,436
108,000	Li & Fung Ltd.††	182,019
310,000	Midland Realty (Holdings) Ltd.††	175,484

		854,276

Hungary — 1.8%
13,500	Magyar Tavkozlesi Rt — Matav, ADR	329,535

See Notes to Financial Statements.

1

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
India — 8.3%
31,800	Asia Energy PLC†, ††	$283,296
31,250	D1 Oils PLC†, ††	98,487
16,800	ITC Ltd., GDR	504,672
15,000	Reliance Industries Ltd., 144A, GDR†††	384,300
5,800	State Bank of India, GDR	211,700

		1,482,455

Indonesia — 2.4%
13,146,000	Bentoel International Investama Tbk PT	155,783
455,000	Indonesian Satellite Corporation-Indosat	281,848

		437,631

Israel — 4.9%
34,000	Bank Hapoalim Ltd., GDR	573,357
68,550	Dmatek Ltd.†	118,198
5,500	Given Imaging Ltd.†	197,505

		889,060

Korea — 18.3%
22,666	Entergisul Co. Ltd.	470,749
10,600	GS Holdings Corporation†	229,366
21,000	Handsome Co. Ltd.	169,793
29,000	iRevo Inc.†	125,642
11,180	Kookmin Bank†	437,394
9,800	Korea Telecom Corporation	392,871
20,000	Oriental Fire and Marine Insurance Co. Ltd.	335,201
1,300	POSCO	234,834
8,000	ReignCom Co., Ltd.	217,156
1,531	Samsung Electronics Company Ltd.	666,263

		3,279,269

Mexico — 8.4%
40,000	Alfa SA	204,338
4,000	America Movil SA de CV, Series L, ADR	209,400
5,000	Desarrolladora Homex SA de CV, ADR†	118,250
3,000	Fomento Economico Mexicano SA de CV, Series B, ADR	157,830
32,000	Grupo Financiero Banorte SA de CV	201,326
50,000	Grupo Mexico SA de CV, Series B†	252,061
3,000	Grupo Telivisa SA, ADR	181,500

See Notes to Financial Statements.

2

Shares		Value

Mexico (Continued)
1	Hylsamex SA de CV†	$3
5,000	Telefonos de Mexico SA de CV, Series L, ADR	191,600

		1,516,308

Peru — 0.9%
6,700	Compania de Minas Buenaventura SA, ADR	153,430

Russian Federation — 5.5%
3,700	LUKOIL, ADR	453,250
1,080	Sberbank RF	534,978

		988,228

Singapore — 3.4%
486,000	Bio-Treat Technology Ltd.†, ††	202,451
268,000	People’s Food Holdings Ltd.††	246,263
420,000	Sinomem Technology Ltd.†	165,952

		614,666

South Africa — 6.3%
118,000	Alexander Forbes Ltd.	222,425
28,000	Anglo American PLC††	660,891
22,000	BHP Billiton PLC††	257,317

		1,140,633

Taiwan — 4.2%
48,989	Hon Hai Precision Industry Co. Ltd., GDR	461,966
32,792	Quanta Computer Inc., GDR†	294,472

		756,438

Thailand — 6.7%
1,090,000	Amata Corporation Public Company Ltd.	265,135
520,000	Siam City Bank Public Company Ltd.	337,967
202,000	Siam Makro	254,775
375,000	Siam Panich Leasing Public Company Ltd.	342,664

		1,200,541

TOTAL COMMON STOCKS
(Cost $14,214,984)		$17,418,677

See Notes to Financial Statements.

3

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.4%
(Cost $700,000)
Korea — 1.4%
70,000	Korea Investment Opportunities Ltd.*, **, †, ††	$245,000

RIGHTS/ WARRANTS — 0.3%
Central Africa — 0.2%
110,000	Energem Resources Inc., expires 06/18/2005, (exercise price: CAD 1.80)*, †, ††	40,878

Thailand — 0.1%
205,263	True Corporation Public Company Ltd., expires 03/1/2008, (exercise price: THB 11.85)*, †	9,305

TOTAL RIGHTS/ WARRANTS
(Cost $32,387)		50,183

TOTAL INVESTMENTS
(Cost $14,947,371)	98.7%	17,713,860
OTHER ASSETS AND LIABILITIES (Net)	1.3	239,713

NET ASSETS	100.0%	$17,953,573

*	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $295,183, 1.6% of net assets.

**	Affiliated Security.

†	Non-income producing security.

††	Country classification for this security is not based on country of organization, but on the country in which the security primarily traded, the country in which the issuer has a principal office, the country in which most of the issuer’s assets are located, or the country in which goods are produced or sold, investments are made or services are performed that account for most of the issuer’s revenues or profits.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR — American Depositary Receipt
CAD — Canadian Dollar
GDR — Global Depositary Receipt
Prf — Preference Shares
THB — Thai Baht

See Notes to Financial Statements.

4

At December 31, 2004 industry diversification of the Munder Emerging Markets Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	16.3%	$2,923,205
Metals & Mining	12.8	2,297,490
Diversified Telecommunication Services	8.9	1,581,944
Real Estate	6.7	1,208,692
Oil & Gas	5.4	970,433
Diversified Financials	4.3	766,415
Water Utilities	3.5	631,339
Household Durables	3.8	687,905
Tobacco	3.7	660,455
Semiconductors & Semiconductor Equipment	3.7	666,263
Electronic Equipment & Instruments	3.2	580,165
Wireless Telecommunication Services	2.9	527,620
Media	2.4	438,936
Industrial Conglomerates	2.4	433,704
Chemicals	2.1	384,300
Insurance	1.9	335,201
Food Products	1.9	335,296
Computers & Peripherals	1.6	294,472
Multiline Retail	1.4	254,775
Food & Drug Retailing	1.4	246,263
Paper and Forest Products	1.1	188,500
Health Care Equipment & Supplies	1.1	197,505
Road & Rail	1.0	172,515
Distributors	1.0	182,019
Textiles, Apparel & Luxury Goods	0.9	169,793
Beverages	0.9	157,830
Electronics	0.7	125,642

TOTAL COMMON STOCKS	97.0	17,418,677
INVESTMENT COMPANY SECURITIES	1.4	245,000
RIGHTS/ WARRANTS	0.3	50,183

TOTAL INVESTMENTS	98.7	17,713,860
OTHER ASSETS AND LIABILITIES (Net)	1.3	239,713

NET ASSETS	100.0%	$17,953,573

See Notes to Financial Statements.

5

Munder Emerging Markets Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated issuers (cost — $14,247,371)	$17,468,860
Securities of affiliated issuer (cost — $700,000)	245,000

Total Investments	17,713,860
Foreign currency, at value	85,439
Dividends receivable	29,830
Receivable for investment securities sold	395,973
Receivable for Fund shares sold	10,512
Receivable from Investment Advisor	432
Prepaid expenses and other assets	28,372

Total Assets	18,264,418

LIABILITIES:
Custodian overdraft payable	196,092
Payable for Fund shares redeemed	12,098
Trustees’ fees and expenses payable	19,578
Custody fees payable	12,372
Accrued foreign capital gains taxes payable	7,035
Transfer agency/record keeping fees payable	11,353
Administration fees payable	9,291
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,210
Investment advisory fees payable	729
Shareholder servicing fees payable — Class K Shares	164
Accrued expenses and other payables	38,923

Total Liabilities	310,845

NET ASSETS	$17,953,573

Investments, at cost	$14,947,371

Foreign currency, at cost	$83,844

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(301,372)
Accumulated net realized loss on investments sold	(19,298,101)
Net unrealized appreciation of investments	2,761,209
Paid-in capital	34,791,837

$17,953,573

NET ASSETS:
Class A Shares	$3,410,745

Class B Shares	$2,577,628

Class C Shares	$594,407

Class K Shares	$2,758,053

Class Y Shares	$8,612,740

SHARES OUTSTANDING:
Class A Shares	233,053

Class B Shares	185,574

Class C Shares	43,188

Class K Shares	191,148

Class Y Shares	594,381

CLASS A SHARES:
Net asset value and redemption price per share	$14.64

Maximum sales charge	5.50%
Maximum offering price per share	$15.49

CLASS B SHARES:
Net asset value and offering price per share*	$13.89

CLASS C SHARES:
Net asset value and offering price per share*	$13.76

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$14.43

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.49

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Emerging Markets Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$2,315
Dividends on securities of unaffiliated issuers(a)	219,726

Total Investment Income	222,041

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	3,320
Class B Shares	11,010
Class C Shares	2,514
Shareholder servicing fees:
Class K Shares	3,944
Investment advisory fees	93,955
Custody fees	42,262
Administration fees	40,525
Legal and audit fees	28,272
Transfer agency/record keeping fees	27,866
Registration and filing fees	16,380
Trustees’ fees and expenses	12,441
Other	10,514

Total Expenses	293,003
Fees waived by transfer agent and investment advisor	(2,190)

Net Expenses	290,813

NET INVESTMENT LOSS	(68,772)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated issuers(b)	926,916
Foreign currency-related transactions	15,208
Net change in unrealized appreciation/(depreciation) of:
Securities(c)	2,437,652
Foreign currency-related transactions	2,400

Net realized and unrealized gain on investments	3,382,176

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,313,404

(a)	Net of foreign withholding taxes of $30,318.

(b)	Net of foreign capital gains taxes of $4,774.

(c)	Net of foreign capital gains taxes of $7,035.

See Notes to Financial Statements.

8

Munder Emerging Markets Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(68,772)	$(69,740)
Net realized gain from security and foreign currency-related transactions	942,124	4,574,842
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	2,440,052	471,479

Net increase in net assets resulting from operations	3,313,404	4,976,581
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	772,200	(508,678)
Class B Shares	(69,953)	453,778
Class C Shares	15,488	45,995
Class K Shares	(1,827,361)	(8,089,573)
Class Y Shares	(124,227)	(1,361,614)
Short-term trading fees	413	11,940

Net increase/(decrease) in net assets	2,079,964	(4,471,571)
NET ASSETS:
Beginning of period	15,873,609	20,345,180

End of period	$17,953,573	$15,873,609

Accumulated net investment loss	$(301,372)	$(232,600)

See Notes to Financial Statements.

9

Munder Emerging Markets Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$1,269,498	$2,760,266
Redeemed	(497,298)	(3,268,944)

Net increase/(decrease)	$772,200	$(508,678)

Class B Shares:
Sold	$290,050	$1,131,930
Redeemed*	(360,003)	(678,152)

Net increase/(decrease)	$(69,953)	$453,778

Class C Shares:
Sold	$76,752	$237,881
Redeemed	(61,264)	(191,886)

Net increase	$15,488	$45,995

Class K Shares:
Sold	$27	$1,850,053
Redeemed	(1,827,388)	(9,939,626)

Net decrease	$(1,827,361)	$(8,089,573)

Class Y Shares:
Sold	$11,293	$563,489
Redeemed	(135,520)	(1,925,103)

Net decrease	$(124,227)	$(1,361,614)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	101,497	238,944
Redeemed	(38,252)	(295,901)

Net increase/(decrease)	63,245	(56,957)

Class B Shares:
Sold	23,333	99,498
Redeemed*	(31,239)	(61,407)

Net increase/(decrease)	(7,906)	38,091

Class C Shares:
Sold	6,154	20,553
Redeemed	(5,063)	(16,667)

Net increase	1,091	3,886

Class K Shares:
Sold	4	150,196
Redeemed	(149,371)	(847,366)

Net decrease	(149,367)	(697,170)

Class Y Shares:
Sold	959	47,813
Redeemed	(10,372)	(166,121)

Net decrease	(9,413)	(118,308)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)

Net asset value, beginning of period	$11.96		$9.47	$8.68	$8.62		$12.78	$11.69

Income/(loss) from investment operations:
Net investment income/(loss)	(0.05)		(0.03)	0.02	0.00	(d)	(0.07)	(0.00	)(d)
Net realized and unrealized gain/(loss) on investments	2.73		2.51	0.77	0.06		(4.05)	1.09

Total from investment operations	2.68		2.48	0.79	0.06		(4.12)	1.09

Less distributions:
Dividends from net investment income	—		—	—	—		(0.04)	—
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	—		—	—	(0.00	)(d)	(0.04)	—

Short-term trading fees	0.00	(d)	0.01	—	—		—	—

Net asset value, end of period	$14.64		$11.96	$9.47	$8.68		$8.62	$12.78

Total return(b)	22.41%		26.29%	9.10%	0.75%		(32.32)%	9.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,411		$2,032	$2,148	$1,836		$1,685	$3,637
Ratio of operating expenses to average net assets	3.61	%(e)	2.89%	2.37%	1.95%		2.02%	1.98%
Ratio of net investment income/(loss) to average net assets	(1.02	)%(e),(f)	(0.31)%	0.27%	0.04%		(0.54)%	(0.02)%
Portfolio turnover rate	29%		109%	136%	230%		223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.63	%(e)	2.90%	2.93%	1.96%		2.08%	2.14%

(a)	The Munder Emerging Markets Fund Class A Shares and Class B Shares commenced operations on January 14, 1997 and February 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$11.40		$9.09	$8.40	$8.42	$12.52	$11.47

(0.10)		(0.12)	(0.04)	(0.06)	(0.16)	(0.10)
2.59		2.42	0.73	0.04	(3.94)	1.15

2.49		2.30	0.69	(0.02)	(4.10)	1.05

—		—	—	—	—	—
—		—	—	—	—	—

—		—	—	—	—	—

0.00	(d)	0.01	—	—	—	—

$13.89		$11.40	$9.09	$8.40	$8.42	$12.52

21.84%		25.41%	8.21%	(0.36)%	(32.67)%	9.15%

$2,578		$2,205	$1,413	$1,516	$1,587	$3,012
4.36	%(e)	3.64%	3.12%	2.70%	2.76%	2.73%
(1.58	)%(e),(f)	(1.06)%	(0.48)%	(0.71)%	(1.28)%	(0.77)%
29%		109%	136%	230%	223%	177%
4.38	%(e)	3.65%	3.68%	2.71%	2.83%	2.88%

See Notes to Financial Statements.

13

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$11.30		$9.01	$8.32	$8.36	$12.43	$11.47

Income/(loss) from investment operations:
Net investment income/(loss)	(0.09)		(0.12)	(0.04)	(0.06)	(0.15)	(0.10)
Net realized and unrealized gain/(loss) on investments	2.55		2.40	0.73	0.02	(3.92)	1.06

Total from investment operations	2.46		2.28	0.69	(0.04)	(4.07)	0.96

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Short-term trading fees	0.00	(d)	0.01	—	—	—	—

Net asset value, end of period	$13.76		$11.30	$9.01	$8.32	$8.36	$12.43

Total return(b)	21.88%		25.31%	8.29%	(0.48)%	(32.74)%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$594		$475	$344	$367	$439	$807
Ratio of operating expenses to average net assets	4.36	%(e)	3.64%	3.12%	2.70%	2.76%	2.73%
Ratio of net investment income/(loss) to average net assets	(1.59	)%(e),(f)	(1.06)%	(0.48)%	(0.71)%	(1.28)%	(0.77)%
Portfolio turnover rate	29%		109%	136%	230%	223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	4.38	%(e)	3.65%	3.68%	2.71%	2.83%	2.89%

(a)	The Munder Emerging Markets Fund Class C Shares and Class K Shares commenced operations on March 3, 1997 and January 10, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year		Year	Year
12/31/04(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)

$11.80		$9.34	$8.56	$8.53		$12.62	$11.60

(0.05)		(0.03)	0.02	0.00	(d)	(0.06)	(0.00	)(d)
2.68		2.48	0.76	0.03		(3.99)	1.02

2.63		2.45	0.78	0.03		(4.05)	1.02

—		—	—	—		(0.04)	—
—		—	—	(0.00	)(d)	—	—

—		—	—	(0.00	)(d)	(0.04)	—

0.00	(d)	0.01	—	—		—	—

$14.43		$11.80	$9.34	$8.56		$8.53	$12.62

22.29%		26.34%	9.11%	0.41%		(32.17)%	8.79%

$2,758		$4,017	$9,693	$14,823		$26,696	$41,167
3.61	% (e)	2.89%	2.37%	1.95%		2.02%	1.98%
(0.70	)%(e), (f)	(0.31)%	0.27%	0.04%		(0.54)%	(0.02)%
29%		109%	136%	230%		223%	177%
3.63	%(e)	2.90%	2.93%	1.96%		2.08%	2.14%

See Notes to Financial Statements.

15

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$11.83		$9.34	$8.55	$8.51	$12.70	$11.64

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		(0.01)	0.04	0.02	(0.05)	0.03
Net realized and unrealized gain/(loss) on investments	2.70		2.49	0.75	0.04	(4.05)	1.03

Total from investment operations	2.66		2.48	0.79	0.06	(4.10)	1.06

Less distributions:
Dividends from net investment income	—		—	—	—	(0.09)	—
Distributions from capital	—		—	—	(0.02)	—	—

Total distributions	—		—	—	(0.02)	(0.09)	—

Short-term trading fees	0.00	(d)	0.01	—	—	—	—

Net asset value, end of period	$14.49		$11.83	$9.34	$8.55	$8.51	$12.70

Total return(b)	22.49%		26.66%	9.24%	0.66%	(32.31)%	9.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,613		$7,144	$6,747	$7,571	$11,913	$19,896
Ratio of operating expenses to average net assets	3.36	%(e)	2.64%	2.12%	1.70%	1.76%	1.73%
Ratio of net investment income/(loss) to average net assets	(0.60	)%(e),(f)	(0.06)%	0.52%	0.29%	(0.28)%	0.23%
Portfolio turnover rate	29%		109%	136%	230%	223%	177%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.38	%(e)	2.65%	2.68%	1.71%	1.83%	1.89%

(a)	The Munder Emerging Markets Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

16

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Emerging Markets Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares – Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

17

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of

19

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $520 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services provided during the period ended December 31, 2004, Munder Capital Management (the “Advisor”) was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.15% of the value of its average daily net assets. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily, at an annual rate of 1.25% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $40,525 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.5040% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $459 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus

21

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

22

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $11 to Comerica Securities and $3,733 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $4,660,657 and $10,602,686 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,772,478 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,005,989 and net appreciation for financial reporting purposes was $2,766,489. At December 31, 2004, aggregate cost for financial reporting purposes was $14,947,371.

6. Transactions with “Affiliates”

    The term “affiliate” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended December 31, 2004, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/04	Cost	Shares	Cost	Shares	12/31/04	Gain/(Loss)

Korea Investment Opportunities Ltd.*	$262,500	$—	—	$—	—	$245,000	$—

*	The Advisor voluntarily waived duplicate advisory fees in the amount of $1,670 related to this investment.

7. Geographic Concentration

    The Fund primarily invests in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company’s assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company’s revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include

23

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $150.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(20,280,639)	$146,602	$(20,134,037)

24

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $20,226,666 of unused capital losses of which $2,355,500, $2,111,714, $14,932,517 and $826,935 expire in 2007, 2009, 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2003 and June 30, 2004 of $53,973.

11. Subsequent Event

    On November 9, 2004, the Board of Trustees approved the merger of the Fund into the Munder International Equity Fund. The merger occurred on February 4, 2005.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

25

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2004 (continued) (Unaudited)

13. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNEMRG1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Future
Technology Fund®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and industry allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment

ii

of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER FUTURE TECHNOLOGY FUND

Fund Manager: The Munder Future Technology Fund Team

    The Fund earned a return of 1.19% for the six months ended December 31, 2004, relative to the 2.15% return for the Goldman Sachs Technology Composite and the 3.12% median return for the Lipper universe of science and technology funds.

    Contributing to the Fund’s modest return for the period was poor performance of information technology stocks in general. Compared to the 7.19% return for the S&P 500® Index, the information technology sector of the S&P 500® universe earned only 2.32%. That placed the sector among the three weakest of the S&P 500® sectors for the six-month period. Even a strong rally among technology stocks in the fourth quarter was not enough to offset the sector’s weak third quarter performance.

    On a relative basis for the six-month period, the Fund lagged its Goldman Sachs benchmark. While the publicly traded equities held in the Fund performed roughly in line with the Goldman Sachs benchmark, a small position in private equities held back the Fund’s overall performance. These holdings, which accounted for approximately 2.7% of the Fund, had negative returns for the period.

    The two industries that made the largest positive contribution to the Fund’s absolute performance were computers & peripherals and software. In addition, the Fund showed relative strength in the computers & peripherals industry. This was primarily due to a slightly heavier weighting than its Goldman Sachs benchmark and good stock selection, such as positions in Apple Computer, Inc., Dell, Inc. and EMC Corporation.

    In the software industry, the Fund’s relative return was held back by its position in Red Hat, Inc., the provider of the Linux operating system. An underweighting in the Internet & catalog retail industry also detracted from relative performance for the six-month period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,010.50	$13.23	2.61%
Class B	$1,000.00	$1,005.40	$16.98	3.36%
Class C	$1,000.00	$1,009.00	$17.01	3.36%
Class K	$1,000.00	$1,009.60	$13.22	2.61%
Class Y	$1,000.00	$1,011.90	$11.97	2.36%

Hypothetical
Class A	$1,000.00	$1,012.05	$13.24	2.61%
Class B	$1,000.00	$1,008.27	$17.01	3.36%
Class C	$1,000.00	$1,008.27	$17.01	3.36%
Class K	$1,000.00	$1,012.05	$13.24	2.61%
Class Y	$1,000.00	$1,013.31	$11.98	2.36%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Future Technology Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 98.2%
Biotechnology — 0.2%
13,000	Affymetrix, Inc.†, #	$475,150

Commercial Services & Supplies — 0.1%
7,000	Monster Worldwide, Inc.†	235,480

Communications Equipment — 18.3%
42,000	ADTRAN, Inc.	803,880
8,000	Alvarion Ltd.†, #	106,240
50,000	Andrew Corporation†, #	681,500
55,000	Avaya, Inc.†	946,000
647,200	Cisco Systems, Inc.†	12,490,960
26,000	Comverse Technology, Inc.†	635,700
161,000	Corning, Incorporated†	1,894,970
81,939	Juniper Networks, Inc.†, #	2,227,921
245,000	Lucent Technologies Inc.†	921,200
229,000	Motorola, Inc.	3,938,800
253,000	Nortel Networks Corporation†	882,970
22,000	Option N.V.†	787,718
236,000	QUALCOMM, Incorporated	10,006,400
23,000	Research In Motion Limited†	1,895,660
26,000	Sierra Wireless, Inc.†, #	459,680
57,984	SiRF Technology Holdings, Inc.†, #	737,557
64,000	Sonus Networks, Inc.†, #	366,720

		39,783,876

Computers & Peripherals — 21.1%
68,000	Apple Computer, Inc.†	4,379,200
309,000	Dell, Inc.†	13,021,260
364,000	EMC Corporation†	5,412,680
268,130	Hewlett-Packard Company	5,622,686
112,000	International Business Machines Corporation	11,040,960
24,500	Lexmark International, Inc., Class A†	2,082,500
41,000	Network Appliance, Inc.†, #	1,362,020
55,500	Novatel Wireless, Inc.†, #	1,075,590
223,000	Sun Microsystems, Inc.†	1,199,740
17,000	Synaptics Incorporated†, #	519,860

		45,716,496

Electronic Equipment & Instruments — 2.4%
119,000	Flextronics International Ltd.†	1,644,580
118,000	Jabil Circuit, Inc.†	3,018,440
58,000	Sanmina-SCI Corporation†	491,260

		5,154,280

See Notes to Financial Statements.

1

Munder Future Technology Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology Services — 7.4%
130,000	Accenture Ltd., Class A†	$3,510,000
74,000	Automatic Data Processing, Inc.	3,281,900
18,000	Cognizant Technology Solutions Corporation, Class A†	761,940
23,000	Computer Sciences Corporation†	1,296,510
38,000	Electronic Data Systems Corporation	877,800
81,000	First Data Corporation	3,445,740
7,000	Infosys Technologies Limited, ADR†, #	485,170
69,000	Paychex, Inc.	2,351,520

		16,010,580

Internet & Catalog Retail — 2.2%
7,000	Amazon.com, Inc.†	310,030
30,000	eBay Inc.†	3,488,400
8,000	IAC/ InterActiveCorp†	220,960
30,000	priceline.com Incorporated†, #	707,700

		4,727,090

Internet Software & Services — 4.5%
181,000	Akamai Technologies, Inc.†, #	2,358,430
37,000	Digital Insight Corporation†, #	680,800
36,000	Digital River, Inc.†, #	1,497,960
10,000	SINA CORPORATION†	320,600
43,000	VeriSign, Inc.†	1,441,360
425,000	Vignette Corporation†	590,750
76,000	Yahoo! Inc.†	2,863,680

		9,753,580

Semiconductors & Semiconductor Equipment — 22.7%
74,000	Altera Corporation†	1,531,800
76,000	Analog Devices, Inc.	2,805,920
277,000	Applied Materials, Inc.†	4,736,700
75,000	ASML Holding N.V.†	1,193,250
10,000	Broadcom Corporation, Class A†	322,800
46,000	Fairchild Semiconductor International, Inc.†	747,960
440,000	Intel Corporation	10,291,600
27,000	KLA-Tencor Corporation†	1,257,660
32,000	Lam Research Corporation†	925,120
44,000	Linear Technology Corporation	1,705,440
60,000	LSI Logic Corporation†, #	328,800
40,000	Marvell Technology Group Ltd.†	1,418,800
52,000	Maxim Integrated Products, Inc.	2,204,280
56,000	Microchip Technology, Incorporated	1,492,960

See Notes to Financial Statements.

2

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
36,000	Micron Technology, Inc.†	$444,600
78,000	National Semiconductor Corporation	1,400,100
64,000	Novellus Systems, Inc.†	1,784,960
48,000	PMC-Sierra, Inc.†	540,000
15,500	Rudolph Technologies, Inc.†, #	266,135
20,000	SigmaTel, Inc.†	710,600
64,000	Silicon Image, Inc.†, #	1,053,440
65,000	STMicroelectronics NV, NYR#	1,255,800
234,924	Taiwan Semiconductor Manufacturing Company Ltd., ADR	1,994,505
17,000	Teradyne, Inc.†	290,190
210,700	Texas Instruments, Incorporated	5,187,434
156,483	United Microelectronics Corporation, ADR†, #	552,385
97,000	Xilinx, Inc.	2,876,050

		49,319,289

Software — 19.3%
27,000	Activision, Inc.†	544,860
28,000	Adobe Systems, Incorporated	1,756,720
20,000	Altiris, Inc.†, #	708,600
26,000	Amdocs Limited†	682,500
63,000	BEA Systems, Inc.†	558,180
22,000	Check Point Software Technologies Ltd.†	541,860
67,000	Computer Associates International, Inc.	2,081,020
36,000	Electronic Arts, Inc.†	2,220,480
19,000	Intuit, Inc.†	836,190
20,000	Macromedia, Inc.†	622,400
35,000	Macrovision Corporation†	900,200
38,000	Mercury Interactive Corporation†	1,730,900
392,400	Microsoft Corporation	10,481,004
796,625	Oracle Corporation†	10,929,695
47,000	Quest Software, Inc.†	749,650
84,000	Red Hat, Inc.†, #	1,121,400
16,000	SAP AG, ADR	707,360
70,000	Siebel Systems, Inc.†	735,000
70,000	Symantec Corporation†	1,803,200
25,000	TIBCO Software Inc.	333,500
68,575	VERITAS Software Corporation†	1,957,816

		42,002,535

TOTAL COMMON STOCKS
(Cost $278,794,123)		213,178,356

See Notes to Financial Statements.

3

Munder Future Technology Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

LIMITED PARTNERSHIPS — 2.7%
Multi-Industry — 2.7%
13,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	$3,787,108
2,325,000	New Enterprise Associates 10, L.P.†, **, ***	1,969,905

		5,757,013

TOTAL LIMITED PARTNERSHIPS
(Cost $14,212,507)		5,757,013

INVESTMENT COMPANY SECURITIES — 0.0%(a)
(Cost $47,681)
950	Nasdaq-100 Trust, Series 1#	37,915

RIGHTS/ WARRANTS — 0.1%
(Cost $129,911)
Communications Equipment — 0.1%
88,375	Lucent Technologies Inc. expires 12/10/07 (exercise price: $2.75)†	139,632

Principal
Amount

CONVERTIBLE BONDS AND NOTES — 0.0%
(Cost $91,750)
Communications Equipment — 0.0%
$100,000	Kestrel Solutions, Inc., 144A 5.500% due 7/15/2005†, **, ***, †††	0

Shares

COLLATERAL FOR SECURITIES ON LOAN — 6.3%
(Cost $13,776,308)
13,776,308	State Street Navigator Securities Lending Trust-Prime Portfolio*	13,776,308

TOTAL INVESTMENTS
(Cost $307,052,280)	107.3%	232,889,224
OTHER ASSETS AND LIABILITIES (Net)	(7.3)	(15,779,844)

NET ASSETS	100.0%	$217,109,380

*	As of December 31, 2004, the market value of the securities on loan is $13,439,120.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Future Technology Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and

See Notes to Financial Statements.

4

does not have the right to demand that such securities be registered. At December 31, 2004, these securities represent $5,757,013, 2.7% of net assets.

Security	Acquisition Date	Cost

Blue Stream Ventures L.P.	07/31/00	$2,776,228
	10/16/00	2,776,228
	05/25/01	1,850,819
	12/13/01	1,850,819
	12/02/02	925,409
	09/24/03	976,237
	04/02/04	976,237
Kestrel Solutions, Inc.	07/20/00	91,750
New Enterprise Associates 10 L.P.	10/26/00	252,935
	01/05/01	126,468
	07/27/01	63,234
	09/26/01	126,468
	01/16/02	132,748
	04/23/02	132,748
	07/12/02	132,748
	11/12/02	132,748
	02/04/03	134,031
	07/16/03	135,610
	09/19/03	139,349
	12/10/03	139,730
	04/19/04	140,158
	08/16/04	141,643
	12/28/04	149,912

***	Fair valued security (see Notes to the Financial Statements, Note 2). As of December 31, 2004, these securities represent $5,757,013, 2.7% of net assets.

#	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Affiliated security.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933.

(a)	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares

See Notes to Financial Statements.

5

Munder Future Technology Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Munder Future Technology Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	89.7%	$194,739,278
Bermuda	2.3	4,928,800
Canada	1.5	3,238,310
Taiwan	1.2	2,546,890
Singapore	0.8	1,644,580
Switzerland	0.6	1,255,800
Netherlands	0.5	1,193,250
Belgium	0.4	787,718
Germany	0.3	707,360
United Kingdom	0.3	682,500
Israel	0.3	648,100
India	0.2	485,170
China	0.1	320,600

TOTAL COMMON STOCKS	98.2	213,178,356
LIMITED PARTNERSHIPS	2.7	5,757,013
INVESTMENT COMPANY SECURITIES	0.0 (a)	37,915
RIGHTS/ WARRANTS	0.1	139,632
CONVERTIBLE BONDS AND NOTES	0.0	0
COLLATERAL FOR SECURITIES ON LOAN	6.3	13,776,308

TOTAL INVESTMENTS	107.3	232,889,224
OTHER ASSETS AND LIABILITIES (Net)	(7.3)	(15,779,844)

NET ASSETS	100.0%	$217,109,380

(a)	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

6

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7

Munder Future Technology Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (Cost — $294,920,303)	$229,102,116
Securities of affiliated issuers (Cost — $12,131,977)	3,787,108

Total Investments	232,889,224
Dividends receivable	65,738
Receivable for investment securities sold	10,737,277
Receivable for Fund shares sold	23,797
Prepaid expenses and other assets	42,131

Total Assets	243,758,167

LIABILITIES:
Custodian overdraft payable	2,109,811
Payable upon return of securities loaned	13,776,308
Payable for investment securities purchased	7,824,318
Payable for Fund shares redeemed	1,836,577
Transfer agency/record keeping fees payable	603,379
Investment advisory fees payable	190,865
Distribution and shareholder servicing fees payable — Class A, B and C Shares	136,457
Trustees’ fees and expenses payable	30,711
Administration fees payable	24,294
Custody fees payable	8,178
Shareholder servicing fees payable — Class K	6
Accrued expenses and other payables	107,883

Total Liabilities	26,648,787

NET ASSETS	$217,109,380

Investments, at cost	$307,052,280

*	Including $13,439,120 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(1,347,232)
Accumulated net realized loss on investments sold	(1,494,626,888)
Net unrealized depreciation of investments	(74,163,056)
Paid-in capital	1,787,246,556

$217,109,380

NET ASSETS:
Class A Shares	$74,194,047

Class B Shares	$94,169,675

Class C Shares	$46,659,156

Class K Shares	$30,640

Class Y Shares	$2,055,862

SHARES OUTSTANDING:
Class A Shares	19,208,079

Class B Shares	25,317,509

Class C Shares	13,900,964

Class K Shares	7,306

Class Y Shares	484,098

CLASS A SHARES:
Net asset value and redemption price per share	$3.86

Maximum sales charge	5.50%
Maximum offering price per share	$4.08

CLASS B SHARES:
Net asset value and offering price per share*	$3.72

CLASS C SHARES:
Net asset value and offering price per share*	$3.36

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.19

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.25

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Future Technology Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$11,732
Dividends(a)	2,087,130
Securities lending	5,953

Total Investment Income	2,104,815

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	94,130
Class B Shares	478,013
Class C Shares	240,375
Shareholder servicing fees:
Class K Shares	41
Transfer agency/record keeping fees	1,193,581
Investment advisory fees	1,105,908
Administration fees	154,158
Printing and mailing fees	105,755
Legal and audit fees	29,256
Custody fees	23,893
Registration and filing fees	18,000
Trustees’ fees and expenses	13,916
Other	20,315

Total Expenses	3,477,341
Fees waived by transfer agent	(60,952)

Net Expenses	3,416,389

NET INVESTMENT LOSS	(1,311,574)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions of unaffiliated issuers	(16,281,554)
Foreign currency-related transactions	(3,188)
Net change in unrealized appreciation/ (depreciation) of securities	16,818,358

Net realized and unrealized gain on investments	533,616

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(777,958)

(a)	Net of foreign withholding taxes of $15,403.

See Notes to Financial Statements.

10

Munder Future Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(1,311,574)	$(8,008,127)
Net realized loss from security and foreign currency-related transactions	(16,284,742)	(21,276,683)
Net change in unrealized appreciation/ (depreciation) of securities	16,818,358	74,071,815

Net increase/(decrease) in net assets resulting from operations	(777,958)	44,787,005
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(11,472,231)	(20,640,153)
Class B Shares	(14,780,676)	(21,518,681)
Class C Shares	(8,012,568)	(16,922,530)
Class K Shares	(9,116)	(162,714)
Class Y Shares	(1,295,827)	(48,988)
Short-term trading fees	1,593	2,726

Net decrease in net assets	(36,346,783)	(14,503,335)
NET ASSETS:
Beginning of period	253,456,163	267,959,498

End of period	$217,109,380	$253,456,163

Accumulated net investment loss	$(1,347,232)	$(35,658)

See Notes to Financial Statements.

11

Munder Future Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold	$1,206,812	$5,005,967
Redeemed	(12,679,043)	(25,646,120)

Net decrease	$(11,472,231)	$(20,640,153)

Class B Shares:
Sold	$955,645	$4,542,383
Redeemed	(15,736,321)	(26,061,064)

Net decrease	$(14,780,676)	$(21,518,681)

Class C Shares:
Sold	$534,220	$13,693,244
Redeemed	(8,546,788)	(30,615,774)

Net decrease	$(8,012,568)	$(16,922,530)

Class K Shares:
Sold	$—	$11,773
Redeemed	(9,116)	(174,487)

Net decrease	$(9,116)	$(162,714)

Class Y Shares:
Sold	$17,603	$523,307
Redeemed	(1,313,430)	(572,295)

Net decrease	$(1,295,827)	$(48,988)

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold	336,489	1,350,353
Redeemed	(3,527,419)	(6,854,207)

Net decrease	(3,190,930)	(5,503,854)

Class B Shares:
Sold	275,592	1,261,010
Redeemed	(4,546,606)	(7,157,501)

Net decrease	(4,271,014)	(5,896,491)

Class C Shares:
Sold	170,325	4,333,640
Redeemed	(2,720,707)	(9,307,324)

Net decrease	(2,550,382)	(4,973,684)

Class K Shares:
Sold	—	2,917
Redeemed	(2,341)	(42,763)

Net decrease	(2,341)	(39,846)

Class Y Shares:
Sold	4,511	131,124
Redeemed	(340,387)	(141,496)

Net decrease	(335,876)	(10,372)

See Notes to Financial Statements.

13

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Period
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.83		$3.26	$3.12	$6.02	$16.66	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.09)	(0.08)	(0.10)	(0.15)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.04		0.66	0.22	(2.80)	(10.49)	6.74

Total from investment operations	0.03		0.57	0.14	(2.90)	(10.64)	6.66

Short-term trading fees	0.00	(f)	—	—	—	—	—

Net asset value, end of period	$3.86		$3.83	$3.26	$3.12	$6.02	$16.66

Total return(b)	1.05%		17.18%	4.49%	(48.17)%	(63.87)%	66.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$74,194		$85,682	$90,905	$106,583	$268,665	$823,008
Ratio of operating expenses to average net assets	2.61	%(d)	2.68%	3.00%	2.56%	1.89%	1.60	%(d)
Ratio of net investment loss to average net assets	(0.70	)%(d), (e)	(2.33)%	(2.68)%	(2.25)%	(1.37)%	(1.28	)%(d)
Portfolio turnover rate	34%		53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.67	%(d)	2.78%	3.13%	2.59%	1.95%	1.65	%(d)

(a)	The Munder Future Technology Fund Class A Shares and Class B Shares commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Period
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$3.70		$3.17	$3.06	$5.95	$16.58	$10.00

(0.03)		(0.11)	(0.10)	(0.13)	(0.22)	(0.13)
0.05		0.64	0.21	(2.76)	(10.41)	6.71

0.02		0.53	0.11	(2.89)	(10.63)	6.58

0.00	(f)	—	—	—	—	—

$3.72		$3.70	$3.17	$3.06	$5.95	$16.58

0.54%		16.72%	3.59%	(48.57)%	(64.11)%	65.80%

$94,170		$109,400	$112,580	$133,166	$324,763	$880,011
3.36	%(d)	3.43%	3.75%	3.31%	2.64%	2.35	%(d)
(1.45	)%(d), (e)	(3.08)%	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
34%		53%	44%	89%	145%	53%
3.42	%(d)	3.53%	3.88%	3.34%	2.70%	2.40	%(d)

See Notes to Financial Statements.

15

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.34		$2.86	$2.76	$5.38	$15.00	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.10)	(0.09)	(0.12)	(0.20)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.04		0.58	0.19	(2.50)	(9.42)	5.11

Total from investment operations	0.02		0.48	0.10	(2.62)	(9.62)	5.00

Short-term trading fees	0.00	(f)	—	—	—	—	—

Net asset value, end of period	$3.36		$3.34	$2.86	$2.76	$5.38	$15.00

Total return(b)	0.90%		16.43%	3.62%	(48.70)%	(64.13)%	50.00%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$46,659		$54,891	$61,337	$71,303	$185,063	$530,462
Ratio of operating expenses to average net assets	3.36	%(d)	3.43%	3.75%	3.31%	2.64%	2.35	%(d)
Ratio of net investment loss to average net assets	(1.45	)%(d), (e)	(3.08)%	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
Portfolio turnover rate	34%		53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.42	%(d)	3.53%	3.88%	3.34%	2.70%	2.40	%(d)

(a)	Prior to the close of business of October 31, 2003 the Munder Future Technology Fund offered Class II shares, which were converted and/or reclassified as Class C shares on that date. Class II shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II shares and reflect the fees and expenses of the Class II shares. Class K Shares commenced operations on May 25, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Period
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$4.15		$3.54	$3.39	$6.54	$18.10	$14.40

(0.01)		(0.09)	(0.08)	(0.11)	(0.14)	(0.01)
0.05		0.70	0.23	(3.04)	(11.42)	3.71

0.04		0.61	0.15	(3.15)	(11.56)	3.70

0.00	(f)	—	—	—	—	—

$4.19		$4.15	$3.54	$3.39	$6.54	$18.10

0.96%		17.23%	4.42%	(48.17)%	(63.87)%	25.69%

$31		$40	$175	$641	$9,400	$11,159
2.61	%(d)	2.68%	3.00%	2.56%	1.89%	1.60	%(d)
(0.76	)%(d), (e)	(2.33)%	(2.68)%	(2.25)%	(1.37)%	(1.27	)%(d)
34%		53%	44%	89%	145%	53%
2.67	%(d)	2.78%	3.13%	2.59%	1.95%	1.64	%(d)

See Notes to Financial Statements.

17

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year	Year	Period
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$4.20		$3.57	$3.41	$6.56	$18.09	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.09)	(0.08)	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.06		0.72	0.24	(3.05)	(11.40)	8.18

Total from investment operations	0.05		0.63	0.16	(3.15)	(11.53)	8.10

Less distributions:
Distributions from capital	—		—	—	—	—	(0.01)

Total distributions	—		—	—	—	—	(0.01)

Short-term trading fees	0.00	(f)	—	—	—	—	—

Net asset value, end of period	$4.25		$4.20	$3.57	$3.41	$6.56	$18.09

Total return(b)	1.19%		17.65%	4.69%	(48.02)%	(63.74)%	81.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,056		$3,444	$2,963	$4,160	$8,939	$19,855
Ratio of operating expenses to average net assets	2.36	%(d)	2.43%	2.75%	2.31%	1.64%	1.35	%(d)
Ratio of net investment loss to average net assets	(0.58	)%(d), (e)	(2.08)%	(2.43)%	(2.00)%	(1.12)%	(1.03	)%(d)
Portfolio turnover rate	34%		53%	44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.42	%(d)	2.53%	2.88%	2.34%	1.70%	1.40	%(d)

(a)	The Munder Future Technology Fund Class Y Shares commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

18

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Future Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity

19

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange

20

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

21

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $60,952 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00%

22

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $154,158 before payment of sub-administration fees and $104,782 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1395% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $76 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to

23

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $64 to Comerica Securities

24

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

and $157 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $75,964,562 and $107,232,763 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,159,859 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $93,322,915 and net depreciation for financial reporting purposes was $74,163,056. At December 31, 2004, aggregate cost for financial reporting purposes was $307,052,280.

6. Transactions with “Affiliates”

    The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended December 31, 2004, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/04	Cost	Shares	Cost	Shares	12/31/04	Gain/(Loss)

Blue Stream Ventures, L.P.	$4,897,529	$—	—	$—	—	$3,787,108	$—

7. Industry Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

8. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on

25

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $1,845.

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2004, the Fund had total commitments to contribute $7,675,000 to various issuers when and if required.

10. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(1,476,432,603)	$(92,890,957)	$(1,569,323,560)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $1,465,567,683 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565 and $75,068,939 expire in 2009, 2010, 2011 and 2012, respectively.

26

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2003 and June 30, 2004 of $10,864,920.

12. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

13. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

14. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

27

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28

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29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNFT1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Index 500 Fund
Class A, B, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder Index 500 Fund through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970’s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder Index 500 Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER INDEX 500 FUND

Fund Managers: The Munder Index 500 Fund Team

    The Munder Index 500 Fund posted a 6.99% return for the six months ended December 31, 2004, compared to the 7.19% return for the S&P 500® Index and the 6.92% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

    The Fund’s goal is to track closely the total return of the S&P 500® Index. The weight of each of the 500 stocks in the Fund is carefully monitored relative to its weight in the S&P 500® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. As a result, the Fund’s return for the six-month period ended December 31, 2004 was in line with that of its S&P 500® benchmark, with the difference due primarily to the fact that expenses were deducted from the Fund before its return was calculated.

    During the six months, the Fund’s absolute return benefited from the strong performance of large-capitalization stocks. In fact, nine of the ten sectors of the S&P 500® Index generated a positive return. The strongest sectors included utilities, energy and telecommunication services. Health care was the only sector to post a negative return for the period. Consumer staples and information technology, while generating positive returns, were noticeably weaker than the other S&P 500® sectors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    Except as otherwise noted, the section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period*		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,068.30		$3.39	(1)	0.65%
Class B	$1,000.00		$1,066.90		$4.69	(1)	0.90%
Class K	$1,000.00		$1,068.30		$3.39	(1)	0.65%
Class R	$1,000.00	(2)	$1,105.90	(3)	$4.05	(3)	0.90%
Class Y	$1,000.00		$1,069.90		$2.09	(1)	0.40%
Hypothetical
Class A	$1,000.00		$1,021.93		$3.31	(1)	0.65%
Class B	$1,000.00		$1,020.67		$4.58	(1)	0.90%
Class K	$1,000.00		$1,021.93		$3.31	(1)	0.65%
Class R	$1,000.00		$1,020.67		$4.58	(4)	0.90%
Class Y	$1,000.00		$1,023.19		$2.04	(1)	0.40%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 98.3%
Aerospace & Defense — 2.0%
75,453	Boeing Company (The)	$3,906,202
18,017	General Dynamics Corporation	1,884,578
10,700	Goodrich Corporation	349,248
77,268	Honeywell International, Inc.	2,736,060
10,300	L-3 Communications Holdings, Inc.	754,372
39,795	Lockheed Martin Corporation	2,210,612
33,111	Northrop Grumman Corporation	1,799,914
40,654	Raytheon Company	1,578,595
15,855	Rockwell Collins, Inc.	625,321
45,910	United Technologies Corporation	4,744,799

		20,589,701

Airlines — 0.1%
11,620	Delta Air Lines, Inc.†	86,918
70,015	Southwest Airlines Co.	1,139,844

		1,226,762

Air Freight & Logistics — 1.1%
26,973	FedEx Corporation	2,656,571
5,803	Ryder System, Inc.	277,209
100,734	United Parcel Service, Inc., Class B	8,608,728

		11,542,508

Automobiles — 0.6%
164,409	Ford Motor Company	2,406,948
50,797	General Motors Corporation	2,034,928
26,394	Harley-Davidson, Inc.	1,603,435

		6,045,311

Auto Components — 0.2%
6,742	Cooper Tire & Rubber Company	145,290
13,457	Dana Corporation	233,210
50,477	Delphi Corporation	455,303
15,802	Goodyear Tire & Rubber Company†	231,657
17,146	Johnson Controls, Inc.	1,087,742
11,677	Visteon Corporation	114,084

		2,267,286

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Beverages — 2.2%
3,369	Adolph Coors Company, Class B	$254,932
70,989	Anheuser-Busch Companies, Inc.	3,601,272
10,945	Brown-Forman Corporation, Class B	532,803
217,469	Coca-Cola Company (The)	9,053,234
42,169	Coca-Cola Enterprises, Inc.	879,224
22,522	Pepsi Bottling Group, Inc. (The)	608,995
151,373	PepsiCo, Inc.	7,901,670

		22,832,130

Biotechnology — 1.3%
114,099	Amgen, Inc.†	7,319,451
17,590	Applera Corporation — Applied Biosystems Group	367,807
29,997	Biogen Idec, Inc.†	1,998,100
16,818	Chiron Corporation†	560,544
22,247	Genzyme Corporation†	1,291,883
38,904	Gilead Sciences, Inc.†	1,361,251
22,363	MedImmune, Inc.†	606,261

		13,505,297

Building Products — 0.2%
19,279	American Standard Companies, Inc.†	796,608
40,249	Masco Corporation	1,470,296

		2,266,904

Capital Markets — 2.8%
69,819	Bank of New York Company, Inc. (The)	2,333,351
9,289	Bear Stearns Companies, Inc. (The)	950,357
121,054	Charles Schwab Corporation (The)	1,447,806
33,441	E*TRADE Financial Corporation†	499,943
9,669	Federated Investors, Inc., Class B	293,938
22,375	Franklin Resources, Inc.	1,558,419
43,496	Goldman Sachs Group, Inc. (The)	4,525,324
21,272	Janus Capital Group, Inc.	357,582
24,254	Lehman Brothers Holdings, Inc.	2,121,740
38,113	Mellon Financial Corporation	1,185,695
83,668	Merrill Lynch & Co., Inc.	5,000,836
98,395	Morgan Stanley	5,462,890
19,710	Northern Trust Corporation	957,512

See Notes to Financial Statements.

2

Shares		Value

Capital Markets (Continued)
30,005	State Street Corporation	$1,473,846
11,469	T. Rowe Price Group, Inc.	713,372

		28,882,611

Chemicals — 1.6%
20,384	Air Products & Chemicals, Inc.	1,181,660
84,766	Dow Chemical Company (The)	4,196,765
89,235	E.I. du Pont de Nemours and Company	4,376,977
7,016	Eastman Chemical Company	405,034
23,201	Ecolab, Inc.	815,051
11,009	Engelhard Corporation	337,646
4,577	Great Lakes Chemical Corporation	130,399
10,072	Hercules, Inc.†	149,569
8,492	International Flavors & Fragrances, Inc.	363,797
23,765	Monsanto Company	1,320,146
15,480	PPG Industries, Inc.	1,055,117
29,184	Praxair, Inc.	1,288,474
20,219	Rohm & Haas Company	894,286
6,227	Sigma-Aldrich Corporation	376,484

		16,891,405

Commercial Banks — 5.9%
31,880	AmSouth Bancorporation	825,692
362,993	Bank of America Corporation	17,057,041
49,668	BB&T Corporation	2,088,539
15,346	Comerica, Inc.†††	936,413
11,000	Compass Bancshares, Inc.	535,370
50,465	Fifth Third Bancorp	2,385,985
11,029	First Horizon National Corporation	475,460
20,800	Huntington Bancshares Incorporated	515,424
36,563	KeyCorp	1,239,486
10,451	M&T Bank Corporation	1,127,036
20,083	Marshall & Ilsley Corporation	887,669
60,929	National City Corporation	2,287,884
42,264	North Fork Bancorporation, Inc.	1,219,316
25,447	PNC Financial Services Group	1,461,676
41,745	Regions Financial Corporation	1,485,705
33,281	SunTrust Banks, Inc.	2,458,800
27,784	Synovus Financial Corp.	794,067
167,770	U.S. Bancorp	5,254,556

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Banks (Continued)
144,107	Wachovia Corporation	$7,580,028
152,090	Wells Fargo & Company	9,452,394
8,067	Zions Bancorporation	548,798

		60,617,339

Commercial Services & Supplies — 1.0%
28,577	Allied Waste Industries, Inc.†	265,195
16,682	Apollo Group, Inc., Apollo Educational Group, Class A†	1,346,404
9,955	Avery Dennison Corporation	597,001
94,644	Cendant Corporation	2,212,777
15,428	Cintas Corporation	676,672
12,177	Equifax, Inc.	342,174
14,760	H&R Block, Inc.	723,240
10,688	Monster Worldwide, Inc.†	359,544
20,730	Pitney Bowes, Inc.	959,384
19,746	R.R. Donnelley & Sons Company	696,836
15,628	Robert Half International, Inc.	459,932
51,460	Waste Management, Inc.	1,540,713

		10,179,872

Communications Equipment — 2.6%
72,702	ADC Telecommunications, Inc.†	194,841
14,491	Andrew Corporation†	197,512
41,094	Avaya, Inc.†	706,817
51,396	CIENA Corporation†	171,663
591,778	Cisco Systems, Inc.†	11,421,315
17,731	Comverse Technology, Inc.†	433,523
126,001	Corning Incorporated†	1,483,032
129,794	JDS Uniphase Corporation†	411,447
397,291	Lucent Technologies, Inc.†	1,493,814
218,823	Motorola, Inc.	3,763,756
147,301	QUALCOMM Incorporated	6,245,562
13,803	Scientific-Atlanta, Inc.	455,637
41,500	Tellabs, Inc.†	356,485

		27,335,404

Computers & Peripherals — 3.9%
36,161	Apple Computer, Inc.†	2,328,768
223,307	Dell, Inc.†	9,410,157

See Notes to Financial Statements.

4

Shares		Value

Computers & Peripherals (Continued)
215,320	EMC Corporation†	$3,201,808
33,589	Gateway, Inc.†	201,870
271,368	Hewlett-Packard Company	5,690,587
149,576	International Business Machines Corporation	14,745,202
11,572	Lexmark International, Inc., Class A†	983,620
8,389	NCR Corporation†	580,771
32,235	Network Appliance, Inc.†	1,070,847
8,324	QLogic Corporation†	305,741
302,261	Sun Microsystems, Inc.†	1,626,164

		40,145,535

Construction Materials — 0.0%#
9,214	Vulcan Materials Company	503,177

Construction & Engineering — 0.0%#
7,519	Fluor Corporation	409,861

Consumer Finance — 1.4%
112,760	American Express Company	6,356,281
21,766	Capital One Financial Corporation	1,832,915
114,850	MBNA Corporation	3,237,622
26,379	Providian Financial Corporation†	434,462
38,591	SLM Corporation	2,060,373

		13,921,653

Containers & Packaging — 0.2%
10,127	Ball Corporation	445,386
9,637	Bemis Company, Inc.	280,340
13,344	Pactiv Corporation†	337,470
7,468	Sealed Air Corporation†	397,820
5,022	Temple-Inland, Inc.	343,505

		1,804,521

Distributors — 0.1%
15,671	Genuine Parts Company	690,464

Diversified Financial Services — 3.7%
18,899	CIT Group, Inc.	865,952
466,370	Citigroup, Inc.	22,469,707
320,126	J.P. Morgan Chase & Co.	12,488,115

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
13,338	Moody’s Corporation	$1,158,405
27,546	Principal Financial Group, Inc.	1,127,733

		38,109,912

Diversified Telecommunication Services — 2.9%
27,280	ALLTEL Corporation	1,602,973
71,523	AT&T Corporation	1,363,228
164,595	BellSouth Corporation	4,574,095
12,069	CenturyTel, Inc.	428,087
30,182	Citizens Communications Company	416,210
163,184	Qwest Communications International, Inc.†	724,537
297,941	SBC Communications, Inc.	7,677,940
132,214	Sprint Corporation, FON Common Stock, Series 1	3,285,518
248,807	Verizon Communications, Inc.	10,079,171

		30,151,759

Electric Utilities — 2.0%
12,357	Allegheny Energy, Inc.†	243,556
17,509	Ameren Corporation	877,901
35,558	American Electric Power Company, Inc.	1,221,062
27,617	CenterPoint Energy, Inc.	312,072
16,274	Cinergy Corporation	677,487
21,760	Consolidated Edison, Inc.	952,000
15,657	DTE Energy Company	675,286
29,263	Edison International	937,294
20,050	Entergy Corporation	1,355,179
59,495	Exelon Corporation	2,621,945
29,626	FirstEnergy Corp.	1,170,523
16,696	FPL Group, Inc.	1,248,026
36,231	PG&E Corporation†	1,205,768
8,230	Pinnacle West Capital Corporation	365,494
17,025	PPL Corporation	907,092
22,242	Progress Energy, Inc.	1,006,228
66,428	Southern Company (The)	2,226,667
17,914	TECO Energy, Inc.	274,801
21,549	TXU Corp.	1,391,203
35,933	Xcel Energy, Inc.	653,981

		20,323,565

See Notes to Financial Statements.

6

Shares		Value

Electrical Equipment — 0.4%
17,160	American Power Conversion Corporation	$367,224
8,233	Cooper Industries Ltd., Class A	558,938
37,765	Emerson Electric Co.	2,647,326
7,556	Power-One, Inc.†	67,400
16,512	Rockwell Automation, Inc.	818,170

		4,459,058

Electronic Equipment & Instruments — 0.3%
43,665	Agilent Technologies, Inc.†	1,052,327
18,110	Jabil Circuit, Inc.†	463,254
16,890	Molex Incorporated	506,700
46,868	Sanmina-SCI Corporation†	396,972
87,270	Solectron Corporation†	465,149
21,671	Symbol Technologies, Inc.	374,908
8,068	Tektronix, Inc.	243,734

		3,503,044

Energy Equipment & Services — 1.0%
30,179	Baker Hughes Incorporated	1,287,738
14,555	BJ Services Company	677,390
39,692	Halliburton Company	1,557,514
13,407	Nabors Industries Ltd.†	687,645
12,167	Noble Corporation†	605,187
9,625	Rowan Companies, Inc.†	249,287
52,918	Schlumberger Limited	3,542,860
28,915	Transocean, Inc.†	1,225,707

		9,833,328

Food & Staples Retailing — 3.2%
33,047	Albertson’s, Inc.	789,162
42,162	Costco Wholesale Corporation	2,041,062
35,995	CVS Corporation	1,622,295
66,411	Kroger Co. (The)†	1,164,849
40,176	Safeway, Inc.†	793,074
12,054	SUPERVALU, Inc.	416,104
57,528	Sysco Corporation	2,195,844
380,556	Wal-Mart Stores, Inc.	20,100,968
91,835	Walgreen Co.	3,523,709

		32,647,067

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Food Products — 1.3%
58,865	Archer-Daniels-Midland Company	$1,313,278
36,995	Campbell Soup Company	1,105,781
46,223	ConAgra Foods, Inc.	1,361,267
32,764	General Mills, Inc.	1,628,698
31,394	H.J. Heinz Company	1,224,052
22,093	Hershey Foods Corporation	1,227,045
37,058	Kellogg Company	1,655,010
12,253	McCormick & Company, Incorporated	472,966
70,492	Sara Lee Corporation	1,701,677
20,156	Wm. Wrigley Jr. Company	1,394,594

		13,084,368

Gas Utilities — 0.1%
14,435	KeySpan Corporation	569,461
3,971	Nicor, Inc.	146,689
24,346	NiSource, Inc.	554,602
3,391	Peoples Energy Corporation	149,034

		1,419,786

Health Care Equipment & Supplies — 2.2%
4,793	Bausch & Lomb, Inc.	308,957
55,407	Baxter International, Inc.	1,913,758
22,780	Becton, Dickinson and Company	1,293,904
22,792	Biomet, Inc.	988,945
75,900	Boston Scientific Corporation†	2,698,245
9,447	C.R. Bard, Inc.	604,419
10,558	Fisher Scientific International Inc.†	658,608
28,651	Guidant Corporation	2,065,737
14,064	Hospira, Inc.†	471,144
108,598	Medtronic, Inc.	5,394,063
4,468	Millipore Corporation†	222,551
11,547	PerkinElmer, Inc.	259,692
32,103	St. Jude Medical, Inc.†	1,346,079
36,162	Stryker Corporation	1,744,816
14,415	Thermo Electron Corporation†	435,189
10,855	Waters Corporation†	507,905
22,084	Zimmer Holdings, Inc.†	1,769,370

		22,683,382

See Notes to Financial Statements.

8

Shares		Value

Health Care Providers & Services — 2.2%
13,240	Aetna, Inc.	$1,651,690
9,433	AmerisourceBergen Corporation	553,528
38,789	Cardinal Health, Inc.	2,255,580
40,897	Caremark Rx, Inc.†	1,612,569
12,094	CIGNA Corporation	986,508
6,792	Express Scripts, Inc.†	519,180
37,860	HCA, Inc.	1,512,886
21,836	Health Management Associates, Inc., Class A	496,114
14,364	Humana, Inc.†	426,467
20,876	IMS Health, Inc.	484,532
12,385	Laboratory Corporation of America Holdings†	617,021
7,781	Manor Care, Inc.	275,681
26,459	McKesson Corporation	832,400
24,523	Medco Health Solutions, Inc.†	1,020,157
9,082	Quest Diagnostics Incorporated	867,785
41,910	Tenet Healthcare Corporation†	460,172
58,705	UnitedHealth Group, Inc.	5,167,801
26,537	WellPoint, Inc.†	3,051,755

		22,791,826

Hotels, Restaurants & Leisure — 1.6%
56,955	Carnival Corporation	3,282,317
14,121	Darden Restaurants, Inc.	391,717
10,088	Harrah’s Entertainment, Inc.	674,786
34,692	Hilton Hotels Corporation	788,896
30,960	International Game Technology	1,064,405
20,128	Marriott International, Inc., Class A	1,267,661
113,018	McDonald’s Corporation	3,623,357
35,921	Starbucks Corporation†	2,240,034
18,661	Starwood Hotels & Resorts Worldwide, Inc.	1,089,802
10,235	Wendy’s International, Inc.	401,826
26,287	YUM! Brands, Inc.	1,240,221

		16,065,022

Household Durables — 0.5%
7,223	Black & Decker Corporation	638,008
11,137	Centex Corporation	663,543
12,981	Fortune Brands, Inc.	1,001,874
4,173	KB Home	435,661
17,175	Leggett & Platt, Incorporated	488,285

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Household Durables (Continued)
7,113	Maytag Corporation	$150,084
24,675	Newell Rubbermaid, Inc.	596,888
11,438	Pulte Homes, Inc.	729,744
5,210	Snap-On, Inc.	179,016
7,381	Stanley Works (The)	361,595
5,983	Whirlpool Corporation	414,083

		5,658,781

Household Products — 1.8%
13,667	Clorox Company	805,397
47,661	Colgate-Palmolive Company	2,438,337
43,867	Kimberly-Clark Corporation	2,886,887
227,916	Procter & Gamble Company (The)	12,553,613

		18,684,234

Industrial Conglomerates — 4.6%
69,941	3M Company	5,740,058
950,061	General Electric Company	34,677,226
12,390	Textron, Inc.	914,382
180,742	Tyco International Ltd.	6,459,719

		47,791,385

Information Technology Services — 1.1%
11,533	Affiliated Computer Services, Inc., Class A†	694,171
52,346	Automatic Data Processing, Inc.	2,321,545
17,008	Computer Sciences Corporation†	958,741
12,746	Convergys Corporation†	191,063
46,175	Electronic Data Systems Corporation	1,066,642
74,578	First Data Corporation	3,172,548
17,599	Fiserv, Inc.†	707,304
33,975	Paychex, Inc.	1,157,868
12,169	Sabre Holdings Corporation, Class A	269,665
25,991	SunGard Data Systems, Inc.†	736,325
30,178	Unisys Corporation†	307,212

		11,583,084

Insurance — 4.2%
25,497	ACE Ltd.	1,089,997
45,506	AFLAC Incorporated	1,812,959
61,655	Allstate Corporation (The)	3,188,796

See Notes to Financial Statements.

10

Shares		Value

Insurance (Continued)
9,774	Ambac Financial Group, Inc.	$802,739
234,111	American International Group, Inc.	15,374,069
28,465	Aon Corporation	679,175
17,213	Chubb Corporation	1,323,680
15,068	Cincinnati Financial Corporation	666,910
26,423	Hartford Financial Services Group, Inc.	1,831,378
12,299	Jefferson-Pilot Corporation	639,056
15,660	Lincoln National Corporation	731,009
16,717	Loews Corporation	1,175,205
47,321	Marsh & McLennan Companies, Inc.	1,556,861
12,610	MBIA, Inc.	797,961
66,906	MetLife, Inc.	2,710,362
18,037	Progressive Corporation (The)	1,530,259
46,074	Prudential Financial, Inc.	2,532,227
11,446	SAFECO Corporation	597,939
60,173	St. Paul Travelers Companies, Inc.	2,230,613
9,683	Torchmark Corporation	553,287
26,613	UnumProvident Corporation	477,437
12,471	XL Capital Ltd., Class A	968,373

		43,270,292

Internet & Catalog Retail — 0.7%
59,574	eBay, Inc.†	6,927,265

Internet Software & Services — 0.5%
123,521	Yahoo!, Inc.†	4,654,271

Leisure Equipment & Products — 0.2%
8,614	Brunswick Corporation	426,393
25,730	Eastman Kodak Company	829,793
15,938	Hasbro, Inc.	308,878
37,321	Mattel, Inc.	727,386

		2,292,450

Machinery — 1.5%
30,688	Caterpillar, Inc.	2,992,387
4,092	Cummins, Inc.	342,869
27,782	Danaher Corporation	1,594,965
22,264	Deere & Company	1,656,442
18,324	Dover Corporation	768,508
13,653	Eaton Corporation	987,931
26,541	Illinois Tool Works, Inc.	2,459,820

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
15,520	Ingersoll-Rand Company Limited, Class A	$1,246,256
8,316	ITT Industries, Inc.	702,286
6,291	Navistar International Corporation†	276,678
15,642	PACCAR, Inc.	1,258,868
11,174	Pall Corporation	323,487
10,764	Parker-Hannifin Corporation	815,265

		15,425,762

Media — 3.9%
51,576	Clear Channel Communications, Inc.	1,727,280
199,514	Comcast Corporation, Class A†	6,639,826
7,378	Dow Jones & Company, Inc.	317,697
22,983	Gannett Co., Inc.	1,877,711
38,044	Interpublic Group of Companies, Inc.†	509,790
6,878	Knight-Ridder, Inc.	460,413
17,023	McGraw-Hill Companies, Inc.	1,558,285
4,528	Meredith Corporation	245,418
13,032	New York Times Company (The), Class A	531,706
234,800	News Corporation	4,381,368
16,776	Omnicom Group, Inc.	1,414,552
411,592	Time Warner, Inc.†	8,001,349
28,585	Tribune Company	1,204,572
29,071	Univision Communications, Inc., Class A†	850,908
153,255	Viacom, Inc., Class B	5,576,949
183,669	Walt Disney Company (The)	5,105,998

		40,403,822

Metals & Mining — 0.7%
78,193	Alcoa, Inc.	2,456,824
8,587	Allegheny Technologies, Inc.	186,080
16,056	Freeport-McMoRan Copper & Gold, Inc., Class B	613,821
39,858	Newmont Mining Corporation	1,770,094
14,288	Nucor Corporation	747,834
8,571	Phelps Dodge Corporation	847,844
10,217	United States Steel Corporation	523,621

		7,146,118

Multiline Retail — 1.1%
10,182	Big Lots, Inc.†	123,508
7,426	Dillard’s, Inc., Class A	199,537

See Notes to Financial Statements.

12

Shares		Value

Multiline Retail (Continued)
29,496	Dollar General Corporation	$612,632
15,066	Family Dollar Stores, Inc.	470,511
15,205	Federated Department Stores, Inc.	878,697
25,673	J.C. Penney Company, Inc.	1,062,862
30,794	Kohl’s Corporation†	1,514,141
26,265	May Department Stores Company	772,191
12,555	Nordstrom, Inc.	586,695
18,608	Sears, Roebuck & Co.	949,566
80,512	Target Corporation	4,180,988

		11,351,328

Multi-Utilities & Unregulated Power — 0.8%
58,258	AES Corporation (The)†	796,387
48,021	Calpine Corporation†	189,203
17,503	CMS Energy Corporation†	182,906
15,813	Constellation Energy Group, Inc.	691,186
29,761	Dominion Resources, Inc.	2,016,010
86,017	Duke Energy Corporation	2,178,811
34,105	Dynegy, Inc., Class A†	157,565
21,380	Public Service Enterprise Group, Inc.	1,106,843
20,990	Sempra Energy	769,913

		8,088,824

Office Electronics — 0.1%
85,724	Xerox Corporation†	1,458,165

Oil & Gas — 6.1%
8,214	Amerada Hess Corporation	676,669
22,250	Anadarko Petroleum Corporation	1,442,023
29,380	Apache Corporation	1,485,747
6,404	Ashland, Inc.	373,866
35,177	Burlington Resources, Inc.	1,530,199
190,379	ChevronTexaco Corporation	9,996,801
62,073	ConocoPhillips	5,389,799
43,674	Devon Energy Corporation	1,699,792
57,770	El Paso Corporation	600,808
10,621	EOG Resources, Inc.	757,915
579,808	Exxon Mobil Corporation	29,720,958
13,608	Kerr-McGee Corporation	786,406
11,133	Kinder Morgan, Inc.	814,156
31,188	Marathon Oil Corporation	1,172,981

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Oil & Gas (Continued)
35,501	Occidental Petroleum Corporation	$2,071,838
6,589	Sunoco, Inc.	538,387
23,660	Unocal Corporation	1,023,058
23,044	Valero Energy Corporation	1,046,198
49,961	Williams Companies, Inc.	813,865
23,500	XTO Energy, Inc.	831,430

		62,772,896

Paper & Forest Products — 0.5%
23,167	Georgia-Pacific Group	868,299
43,725	International Paper Company	1,836,450
9,848	Louisiana-Pacific Corporation	263,336
18,188	MeadWestvaco Corporation	616,391
21,580	Weyerhaeuser Company	1,450,608

		5,035,084

Personal Products — 0.6%
8,173	Alberto-Culver Company	396,962
42,517	Avon Products, Inc.	1,645,408
89,191	Gillette Company	3,993,973

		6,036,343

Pharmaceuticals — 6.7%
139,999	Abbott Laboratories	6,530,953
11,771	Allergan, Inc.	954,275
174,809	Bristol-Myers Squibb Company	4,478,607
101,692	Eli Lilly and Company	5,771,021
33,071	Forest Laboratories, Inc.†	1,483,565
266,700	Johnson & Johnson	16,914,114
21,670	King Pharmaceuticals, Inc.†	268,708
199,260	Merck & Co., Inc.	6,404,216
24,219	Mylan Laboratories, Inc.	428,192
676,813	Pfizer, Inc.	18,199,502
132,397	Schering-Plough Corporation	2,764,449
9,864	Watson Pharmaceuticals, Inc.†	323,638
119,909	Wyeth	5,106,924

		69,628,164

See Notes to Financial Statements.

14

Shares		Value

Real Estate — 0.5%
8,530	Apartment Investment and Management Company, Class A, REIT	$328,746
17,600	Archstone-Smith Trust, REIT	674,080
36,212	Equity Office Properties Trust, REIT	1,054,494
25,395	Equity Residential, REIT	918,791
16,521	Plum Creek Timber Company, Inc., REIT	635,067
16,485	ProLogis, REIT	714,295
19,827	Simon Property Group, Inc., REIT	1,282,212

		5,607,685

Road & Rail — 0.5%
33,761	Burlington Northern Santa Fe Corporation	1,597,233
19,260	CSX Corporation	771,941
35,581	Norfolk Southern Corporation	1,287,676
23,362	Union Pacific Corporation	1,571,095

		5,227,945

Semiconductors & Semiconductor Equipment — 3.0%
34,687	Advanced Micro Devices, Inc.†	763,808
33,503	Altera Corporation†	693,512
33,801	Analog Devices, Inc.	1,247,933
152,653	Applied Materials, Inc.†	2,610,366
27,721	Applied Micro Circuits Corporation†	116,705
29,528	Broadcom Corporation, Class A†	953,164
35,009	Freescale Semiconductor, Inc., Class B†	642,765
568,251	Intel Corporation	13,291,391
17,597	KLA-Tencor Corporation†	819,668
27,613	Linear Technology Corporation	1,070,280
34,589	LSI Logic Corporation†	189,548
29,267	Maxim Integrated Products, Inc.	1,240,628
55,009	Micron Technology, Inc.†	679,361
32,173	National Semiconductor Corporation	577,505
12,567	Novellus Systems, Inc.†	350,494
14,909	NVIDIA Corporation†	351,256
16,046	PMC-Sierra, Inc.†	180,518
17,495	Teradyne, Inc.†	298,640
155,313	Texas Instruments, Inc.	3,823,806
31,280	Xilinx, Inc.	927,452

		30,828,800

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Software — 4.2%
21,410	Adobe Systems Incorporated	$1,343,263
20,658	Autodesk, Inc.	783,971
19,905	BMC Software, Inc.†	370,233
15,244	Citrix Systems, Inc.†	373,935
52,654	Computer Associates International, Inc.	1,635,433
34,804	Compuware Corporation†	225,182
27,468	Electronic Arts, Inc.†	1,694,226
16,863	Intuit, Inc.†	742,141
7,594	Mercury Interactive Corporation†	345,907
977,001	Microsoft Corporation	26,095,697
33,749	Novell, Inc.†	227,806
460,915	Oracle Corporation†	6,323,754
24,154	Parametric Technology Corporation†	142,267
45,657	Siebel Systems, Inc.†	479,399
57,004	Symantec Corporation†	1,468,423
37,908	VERITAS Software Corporation†	1,082,273

		43,333,910

Specialty Retail — 2.4%
23,727	AutoNation, Inc.†	455,796
7,192	AutoZone, Inc.†	656,702
27,089	Bed Bath & Beyond, Inc.†	1,078,955
29,190	Best Buy Co., Inc.	1,734,470
17,515	Circuit City Stores, Inc.	273,935
78,751	Gap, Inc. (The)	1,663,221
197,364	Home Depot, Inc. (The)	8,435,337
36,475	Limited Brands, Inc.	839,654
69,464	Lowe’s Companies, Inc.	4,000,432
28,034	Office Depot, Inc.†	486,670
8,399	OfficeMax Incorporated	263,561
14,289	RadioShack Corporation	469,822
12,730	Sherwin-Williams Company (The)	568,140
44,743	Staples, Inc.	1,508,287
13,069	Tiffany & Co.	417,816
43,348	TJX Companies, Inc.	1,089,335
19,284	Toys R Us, Inc.†	394,743

		24,336,876

See Notes to Financial Statements.

16

Shares		Value

Textiles, Apparel & Luxury Goods — 0.5%
16,960	Coach, Inc.†	$956,544
10,939	Jones Apparel Group, Inc.	400,039
9,708	Liz Claiborne, Inc.	409,775
23,635	NIKE, Inc., Class B	2,143,458
5,230	Reebok International Ltd.	230,120
9,936	V.F. Corporation	550,256

		4,690,192

Thrifts & Mortgage Finance — 1.8%
52,149	Countrywide Financial Corporation	1,930,034
62,015	Federal Home Loan Mortgage Corporation	4,570,505
87,032	Federal National Mortgage Association	6,197,549
27,538	Golden West Financial Corporation	1,691,384
8,678	MGIC Investment Corporation	598,001
31,036	Sovereign Bancorp, Inc.	699,862
78,438	Washington Mutual, Inc.	3,316,359

		19,003,694

Tobacco — 1.3%
184,416	Altria Group, Inc.	11,267,817
13,238	Reynolds American Inc.	1,040,507
14,890	UST, Inc.	716,358

		13,024,682

Trading Companies & Distributors — 0.1%
8,102	W.W. Grainger, Inc.	539,755

Wireless Telecommunication Services — 0.3%
99,858	Nextel Communications, Inc., Class A†	2,995,740

TOTAL COMMON STOCKS
(Cost $656,500,924)		1,014,527,405

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $4,190,843)
$4,200,000	1.661% due 2/17/2005*, ††	4,190,843

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 1.6%
(Cost $16,577,000)
$16,577,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $16,579,072 on 01/03/2005, collateralized by $16,970,000 FHLM, 2.271% maturing 02/23/2005 (value $16,911,132)	$16,577,000

TOTAL INVESTMENTS
(Cost $677,268,767)	100.3%	1,035,295,248
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(3,223,605)

NET ASSETS	100.0%	$1,032,071,643

*	Security pledged as collateral for futures contracts.

#	Amount represents less than 0.1% of net assets.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

†††	Affiliated security.

ABBREVIATIONS:

REIT — Real Estate Investment Trust
FHLM — Federal Home Loan Mortgage Company

See Notes to Financial Statements.

18

[This Page Intentionally Left Blank]

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $660,111,943)	$1,017,781,835
Securities of affiliated issuers (cost — $579,824)	936,413
Repurchase agreement (cost — $16,577,000)	16,577,000

Total Investments	1,035,295,248
Cash	167
Interest receivable	691
Dividends receivable	1,319,029
Receivable for investment securities sold	918,736
Receivable for Fund shares sold	910,410
Prepaid expenses and other assets	96,392

Total Assets	1,038,540,673

LIABILITIES:
Payable for Fund shares redeemed	5,669,691
Transfer agency/record keeping fees payable	278,679
Distribution and shareholder servicing fees payable — Class A, B and R Shares	180,523
Administration fees payable	82,814
Shareholder servicing fees payable — Class K Shares	62,368
Trustees’ fees and expenses payable	45,331
Variation margin payable	20,834
Custody fees payable	17,589
Investment advisory fees payable	3,758
Accrued expenses and other payables	107,443

Total Liabilities	6,469,030

NET ASSETS	$1,032,071,643

Investments, at cost	$677,268,767

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(30,326)
Accumulated net realized loss on investments sold	(110,090,785)
Net unrealized appreciation of investments	358,160,933
Paid-in capital	784,031,821

$1,032,071,643

NET ASSETS:
Class A Shares	$458,844,409

Class B Shares	$194,213,941

Class K Shares	$292,820,585

Class R Shares	$11,062

Class Y Shares	$86,181,646

SHARES OUTSTANDING:
Class A Shares	18,198,301

Class B Shares	7,700,287

Class K Shares	11,619,041

Class R Shares	439

Class Y Shares	3,411,606

CLASS A SHARES:
Net asset value and redemption price per share	$25.21

Maximum sales charge	2.50%
Maximum offering price per share	$25.86

CLASS B SHARES:
Net asset value and offering price per share*	$25.22

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.20

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$25.21

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$25.26

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$149,054
Dividends on securities of unaffiliated issuers	12,008,023
Dividends on securities of affiliated issuer	17,472

Total Investment Income	12,174,549

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	548,830
Class B Shares	993,533
Class R Shares	22
Shareholder servicing fees:
Class K Shares	361,432
Transfer agency/record keeping fees	603,682
Investment advisory fees	581,367
Administration fees	507,854
Custody fees	103,232
Legal and audit fees	45,259
Registration and filing fees	19,246
Trustees’ fees and expenses	15,350
Other	152,193

Total Expenses	3,932,000
Fees waived by distributor and transfer agent	(502,023)

Net Expenses	3,429,977

NET INVESTMENT INCOME	8,744,572

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(959,087)
Security transactions of affiliated issuer	48
Futures contracts	1,286,837
Net change in unrealized appreciation/(depreciation) of:
Securities	57,306,818
Futures contracts	(11,144)

Net realized and unrealized gain on investments	57,623,472

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,368,044

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$8,744,572	$10,427,015
Net realized gain/(loss) from security transactions and futures contracts	327,798	(16,194,456)
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	57,295,674	179,294,880

Net increase in net assets resulting from operations	66,368,044	173,527,439
Dividends to shareholders from net investment income:
Class A Shares	(3,997,767)	(4,349,915)
Class B Shares	(1,481,167)	(1,770,972)
Class K Shares	(2,585,288)	(3,190,323)
Class R Shares	(87)	—
Class Y Shares	(890,230)	(1,057,033)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(3,117,094)	(1,435,664)
Class B Shares	(31,944,259)	(48,374,508)
Class K Shares	(23,079,890)	(57,215,901)
Class R Shares	10,087	—
Class Y Shares	(5,767,751)	2,155,615

Net increase/(decrease) in net assets	(6,485,402)	58,288,738
NET ASSETS:
Beginning of year	1,038,557,045	980,268,307

End of year	$1,032,071,643	$1,038,557,045

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(30,326)	$179,641

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$60,246,554	$166,014,825
Issued as reinvestment of dividends	3,224,241	3,502,782
Redeemed	(66,587,889)	(170,953,271)

Net decrease	$(3,117,094)	$(1,435,664)

Class B Shares:
Sold	$5,051,484	$20,771,026
Issued as reinvestment of dividends	1,047,023	1,192,985
Redeemed*	(38,042,766)	(70,338,519)

Net decrease	$(31,944,259)	$(48,374,508)

Class K Shares:
Sold	$11,008,066	$46,841,363
Issued as reinvestment of dividends	79,133	3,011
Redeemed	(34,167,089)	(104,060,275)

Net decrease	$(23,079,890)	$(57,215,901)

Class R Shares**:
Sold	$10,000	$—
Issued as reinvestment of dividends	87	—
Redeemed	—	—

Net increase	$10,087	$—

Class Y Shares:
Sold	$4,848,850	$16,719,795
Issued as reinvestment of dividends	102,602	98,963
Redeemed	(10,719,203)	(14,663,143)

Net increase/(decrease)	$(5,767,751)	$2,155,615

*	May include amounts automatically converted from Class B Shares to Class A Shares.

**	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	2,548,967	7,402,319
Issued as reinvestment of dividends	131,162	154,228
Redeemed	(2,803,865)	(7,594,969)

Net decrease	(123,736)	(38,422)

Class B Shares:
Sold	212,477	928,179
Issued as reinvestment of dividends	42,540	52,654
Redeemed*	(1,605,402)	(3,115,837)

Net decrease	(1,350,385)	(2,135,004)

Class K Shares:
Sold	464,890	2,089,351
Issued as reinvestment of dividends	3,139	134
Redeemed	(1,446,218)	(4,622,001)

Net decrease	(978,189)	(2,532,516)

Class R Shares**:
Sold	435	—
Issued as reinvestment of dividends	4	—

Net increase	439	—

Class Y Shares:
Sold	204,475	750,360
Issued as reinvestment of dividends	4,183	4,311
Redeemed	(444,739)	(649,458)

Net increase/(decrease)	(236,081)	105,213

*	May include amounts automatically converted from Class B Shares to Class A Shares.

**	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$23.81		$20.33	$20.65	$25.57	$30.71	$29.29

Income/(loss) from investment operations:
Net investment income	0.21		0.23	0.20	0.22	0.21	0.24
Net realized and unrealized gain/(loss) on investments	1.41		3.48	(0.32)	(4.93)	(4.86)	1.69

Total from investment operations	1.62		3.71	(0.12)	(4.71)	(4.65)	1.93

Less distributions:
Dividends from net investment income	(0.22)		(0.23)	(0.20)	(0.21)	(0.21)	(0.23)
Distributions from net realized gains	—		—	—	—	(0.27)	(0.28)
Distributions in excess of net realized gains	—		—	—	—	(0.01)	—

Total distributions	(0.22)		(0.23)	(0.20)	(0.21)	(0.49)	(0.51)

Net asset value, end of period	$25.21		$23.81	$20.33	$20.65	$25.57	$30.71

Total return(b)	6.83%		18.33%	(0.47)%	(18.48)%	(15.30)%	6.74%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$458,844		$436,216	$373,247	$340,271	$419,631	$504,843
Ratio of operating expenses to average net assets	0.65	%(d)	0.67%	0.70%	0.55%	0.51%	0.50%
Ratio of net investment income to average net assets	1.75	%(d)	1.03%	1.09%	0.92%	0.76%	0.80%
Portfolio turnover rate	2%		2%	8%	3%	9%	8%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.65	%(d)	0.68%	0.70%	0.64%	0.61%	0.61%

(a)	The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

26

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

$23.82		$20.33	$20.65	$25.58	$30.71	$29.32

0.18		0.17	0.16	0.13	0.12	0.13
1.41		3.50	(0.32)	(4.93)	(4.85)	1.70

1.59		3.67	(0.16)	(4.80)	(4.73)	1.83

(0.19)		(0.18)	(0.16)	(0.13)	(0.12)	(0.16)
—		—	—	—	(0.27)	(0.28)
—		—	—	—	(0.01)	—

(0.19)		(0.18)	(0.16)	(0.13)	(0.40)	(0.44)

$25.22		$23.82	$20.33	$20.65	$25.58	$30.71

6.69%		18.08%	(0.72)%	(18.79)%	(15.56)%	6.37%

$194,214		$215,549	$227,447	$281,790	$368,079	$402,570
0.90	%(d)	0.92%	0.95%	0.89%	0.86%	0.85%
1.50	%(d)	0.78%	0.84%	0.58%	0.41%	0.45%
2%		2%	8%	3%	9%	8%
1.40	%(d)	1.43%	1.45%	1.39%	1.36%	1.36%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$23.80		$20.32	$20.64	$25.56	$30.69	$29.29

Income/(loss) from investment operations:
Net investment income	0.21		0.23	0.21	0.19	0.18	0.21
Net realized and unrealized gain/(loss) on investments	1.41		3.48	(0.33)	(4.92)	(4.85)	1.67

Total from investment operations	1.62		3.71	(0.12)	(4.73)	(4.67)	1.88

Less distributions:
Dividends from net investment income	(0.22)		(0.23)	(0.20)	(0.19)	(0.18)	(0.20)
Distributions from net realized gains	—		—	—	—	(0.27)	(0.28)
Distributions in excess of net realized gains	—		—	—	—	(0.01)	—

Total distributions	(0.22)		(0.23)	(0.20)	(0.19)	(0.46)	(0.48)

Net asset value, end of period	$25.20		$23.80	$20.32	$20.64	$25.56	$30.69

Total return(b)	6.83%		18.34%	(0.47)%	(18.56)%	(15.36)%	6.63%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$292,821		$299,782	$307,427	$207,675	$267,827	$328,059
Ratio of operating expenses to average net assets	0.65	%(d)	0.67%	0.70%	0.64%	0.61%	0.60%
Ratio of net investment income to average net assets	1.75	%(d)	1.03%	1.09%	0.83%	0.66%	0.70%
Portfolio turnover rate	2%		2%	8%	3%	9%	8%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.65	%(d)	0.68%	0.70%	0.64%	0.61%	0.61%

(a)	The Munder Index 500 Fund Class K Shares and Class R Shares commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in an amount other than the differing 12b-1 fees due to the mid-period commencement of the class.

See Notes to Financial Statements.

28

R Shares

Period Ended
12/31/2004
(Unaudited)

$22.98

0.20
2.23

2.43

(0.20)
—
—

(0.20)

$25.21

10.59%

$11
0.90	%(d)
1.66	%(d),(e)
3%
0.90	%(d)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03(c)	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$23.85		$20.37	$20.68	$25.62	$30.76	$29.33

Income/(loss) from investment operations:
Net investment income	0.24		0.29	0.25	0.27	0.35	0.28
Net realized and unrealized gain/(loss) on investments	1.42		3.48	(0.31)	(4.97)	(4.96)	1.69

Total from investment operations	1.66		3.77	(0.06)	(4.70)	(4.61)	1.97

Less distributions:
Dividends from net investment income	(0.25)		(0.29)	(0.25)	(0.24)	(0.25)	(0.26)
Distributions from net realized gains	—		—	—	—	(0.27)	(0.28)
Distributions in excess of net realized gains	—		—	—	—	(0.01)	—

Total distributions	(0.25)		(0.29)	(0.25)	(0.24)	(0.53)	(0.54)

Net asset value, end of period	$25.26		$23.85	$20.37	$20.68	$25.62	$30.76

Total return(b)	6.99%		18.59%	(0.17)%	(18.40)%	(15.15)%	6.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,182		$87,010	$72,148	$68,555	$93,902	$295,132
Ratio of operating expenses to average net assets	0.40	%(d)	0.42%	0.45%	0.39%	0.36%	0.35%
Ratio of net investment income to average net assets	2.00	%(d)	1.28%	1.34%	1.08%	0.91%	0.95%
Portfolio turnover rate	2%		2%	8%	3%	9%	8%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.40	%(d)	0.43%	0.45%	0.39%	0.36%	0.36%

(a)	The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $5,192 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $507,854 before payment of sub-administration fees and $340,377 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1003% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $16,110 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $7 from commissions on sales of Class A Shares for the period ended December 31, 2004.

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    During the period ended December 31, 2004, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the period ended December 31, 2004, this waiver amounted to $496,767.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $458 to Comerica Securities and $361,061 to Comerica Bank for shareholder services provided to Class A, Class B, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $16,392,668 and $73,359,464 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $418,574,537 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $60,548,056 and net appreciation for financial reporting purposes was $358,026,481. At December 31, 2004, aggregate cost for financial reporting purposes was $677,268,767.

    At December 31, 2004, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

S&P Index, March 2005	65	$19,588,173	$19,722,625	$134,452

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

6. Transactions with “Affiliates” Companies

    The term “affiliate” includes companies with control over the Fund’s advisor. At, or during the period ended December 31, 2004, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/04	Cost	Shares	Cost	Shares	12/31/04	Loss

Comerica, Inc.	$905,520	$—	—	$69,587	1,154	$936,413	$48

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $7,954.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, distributions of $10,368,243 were paid to shareholders from ordinary income on a tax basis.

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
Undistributed	October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$232,247	$(100,258,690)	$290,705,367	$190,678,924

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred Trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $86,324,888 of unused capital losses of which $36,863,356, $49,075,455 and $386,077 expire in 2010, 2011 and 2012, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2003 and June 30, 2004 of $13,933,802.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

38

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

39

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40

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41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce St.
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer
and Chief Operating Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER INTERMEDIATE BOND FUND

Fund Manager: The Munder Intermediate Bond Fund Team

    The Fund posted a 3.01% return for the six months ended December 31, compared to the 3.16% return for the Lehman Brothers Intermediate Government/ Credit Index

ii

and the 2.46% median return for the Lipper universe of short-intermediate investment grade debt funds.

    During the period, the Fund benefited from a good investment environment for domestic bonds in general, with the Lehman Aggregate Bond Index posting a 4.18% return for the six months ended December 31. Nevertheless, returns for intermediate-term bonds, and thus the Fund, were more modest. Among intermediate corporate securities, lower quality securities generated the highest returns. For the six-month period, intermediate corporate securities with an AAA rating had a 2.79% return, securities with an A rating had a 4.11% return and BBB-rated securities, the lowest investment grade classification, had a 4.95% return. This inverse correlation between quality and performance also hurt the Fund’s returns somewhat, due to its bias towards higher-rated securities.

    On a relative basis compared to the Fund’s Lehman benchmark, maturity structure and issue selection had a relatively neutral impact, while sector allocation had a positive impact. An underweight in U.S. Treasury obligations and an overweight in U.S. government mortgage-backed obligations were positives for relative returns. The Fund’s overweight in asset-backed securities also had a positive impact on relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,028.70	$5.06	0.99%
Class B	$1,000.00	$1,024.80	$8.88	1.74%
Class C	$1,000.00	$1,024.70	$8.88	1.74%
Class K	$1,000.00	$1,028.80	$5.06	0.99%
Class Y	$1,000.00	$1,030.10	$3.79	0.74%

Hypothetical
Class A	$1,000.00	$1,020.21	$5.04	0.99%
Class B	$1,000.00	$1,016.43	$8.84	1.74%
Class C	$1,000.00	$1,016.43	$8.84	1.74%
Class K	$1,000.00	$1,020.21	$5.04	0.99%
Class Y	$1,000.00	$1,021.48	$3.77	0.74%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 13.4%
Auto Loan — 2.6%
$3,200,000	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$3,158,745
5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,943,574
2,159,093	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	2,145,000

		10,247,319

Credit Card — 4.0%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	5,003,182
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,597,099
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 4.953% due 03/15/2011†, ***	1,382,719
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,086,872
3,500,000	Series 2002-C5, Class C5, 4.050% due 01/15/2008	3,519,347
2,400,000	Series 2004-A7, Class A7, 2.503% due 12/15/2011†	2,403,127

		15,992,346

Home Equity Loans — 0.3%
971,957	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	998,149

Student Loans — 0.4%
1,488,222	SLM Student Loan Trust, Series 1997-1, Class A2, 2.839% due 01/25/2010†	1,496,706

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Time Share Receivables — 1.7%
	Marriott Vacation Club Owner Trust, MTN:
$1,167,242	Series 2000-1A, Class B, 144A, 7.050% due 04/15/2017††	$1,197,332
5,656,733	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026††, **	5,624,251

		6,821,583

Utilities — 1.4%
1,415,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,461,948
3,868,001	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	4,019,796

		5,481,744

Other — 3.0%
	AIG Credit Premium Finance Master Trust:
2,000,000	Series 2002-1, Class A, 2.603% due 12/15/2006†	2,001,250
3,540,000	Series 2003-1, Class A, 2.703% due 11/15/2007†	3,542,411
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 2.503% due 04/15/2008†	4,786,164
1,664,554	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 2.708% due 03/25/2033†	1,663,951

		11,993,776

TOTAL ASSET-BACKED SECURITIES
(Cost $51,972,616)		53,031,623

See Notes to Financial Statements.

2

Principal
Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Finance — 3.1%
$2,681,870	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	$2,859,833
1,915,000	First Union National Bank-Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	2,115,924
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	2,065,241
2,000,000	Mach One LLC, Series 2004-1A, Class F, 144A, 6.363% due 05/28/2040†, ††, **	2,090,812
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	3,025,498

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,175,429)		12,157,308

CORPORATE BONDS AND NOTES — 33.3%
Financials — 26.2%
3,875,000	Block Financial Corporation, 5.125% due 10/30/2014	3,788,095
1,435,000	Capital One Bank, 5.750% due 09/15/2010	1,522,258
2,000,000	City National Corporation, 5.125% due 02/15/2013	2,020,030
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009***	2,118,644
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,303,310
	Ford Motor Credit Company:
1,700,000	6.500% due 02/15/2006	1,746,559
2,090,000	5.800% due 01/12/2009	2,136,277
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	7,433,478
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,659,878

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014†	$2,891,784
	International Lease Finance Corporation:
2,650,000	MTN, 3.300% due 01/23/2008	2,601,955
3,435,000	5.875% due 05/01/2013***	3,643,704
3,000,000	Jackson National Life Global Funding, 144A, 5.250% due 03/15/2007††	3,118,647
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014***	5,295,425
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,772,609
2,100,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,162,425
5,935,000	National Rural Utilities Cooperative Finance Corporation, MTN, 5.540% due 12/15/2005	6,051,824
1,700,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	1,829,533
5,425,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	5,409,078
1,750,000	RBS Capital Trust I (becomes variable June 2013), 4.709% due 12/29/2049†	1,704,843
	SLM Corporation, MTN:
2,085,000	2.220% due 01/25/2007†	2,087,081
4,825,000	3.625% due 03/17/2008	4,801,835
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,299,595
800,000	Suntrust Bank, MTN, 5.450% due 12/01/2017***	820,666
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,570,447
4,900,000	The Goldman Sachs Group, Inc., 5.250% due 10/15/2013	5,013,190
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,112,262

See Notes to Financial Statements.

4

Principal
Amount		Value

Financials (Continued)
$5,000,000	UBS Preferred Funding Trust II (becomes variable June 2011), 7.247% due 06/29/2049†, ***	$5,743,815
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,944,295
2,500,000	Washington Mutual Bank FA, MTN, 2.450% due 07/25/2006†	2,511,405
2,510,000	Westdeutsche Landesbank, 6.050% due 01/15/2009	2,678,408

		103,793,355

Industrials — 5.8%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,822,435
640,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	789,182
3,000,000	CVS Corporation, 4.000% due 09/15/2009	2,985,900
3,175,000	Lubrizol Corporation, 5.500% due 10/01/2014	3,193,710
3,000,000	Pulte Homes, Inc., 5.250% due 01/15/2014***	2,985,396
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,743,969
5,000,000	Union Texas Petroleum Holdings, Inc., (MAPS), 7.000% due 04/15/2008	5,478,330

		22,998,922

Utilities — 1.3%
1,390,000	Constellation Energy Group, 7.000% due 04/01/2012	1,584,392
3,500,000	Virginia Electric and Power Company, 4.100% due 12/15/2008	3,502,443

		5,086,835

TOTAL CORPORATE BONDS AND NOTES
(Cost $128,569,158)		131,879,112

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Federal Home Loan Bank (FHLB) — 0.9%
	FHLB:
$2,165,000	5.125% due 03/06/2006	$2,215,847
1,455,000	4.500% due 11/15/2012***	1,471,641

		3,687,488

Federal Home Loan Mortgage Corporation (FHLMC) — 9.2%
	FHLMC:
7,200,000	3.875% due 02/15/2005	7,211,103
5,000,000	4.250% due 06/15/2005	5,036,795
705,000	2.375% due 04/15/2006	698,750
1,000,000	2.375% due 02/15/2007	981,597
8,000,000	4.875% due 03/15/2007	8,260,064
3,550,000	5.625% due 03/15/2011	3,836,900
8,150,000	4.500% due 07/15/2013	8,184,434
2,000,000	4.875% due 11/15/2013	2,056,644

		36,266,287

Federal National Mortgage Association (FNMA) — 7.1%
	FNMA:
2,300,000	5.500% due 02/15/2006	2,361,362
5,600,000	2.125% due 04/15/2006	5,532,923
3,600,000	5.250% due 04/15/2007	3,750,969
4,275,000	3.375% due 12/15/2008	4,219,925
625,000	7.125% due 06/15/2010	718,389
4,515,000	5.500% due 03/15/2011	4,841,665
4,350,000	6.000% due 05/15/2011	4,785,857
2,000,000	4.625% due 10/15/2013***	2,018,620

		28,229,710

Government Agency Debentures — 1.5%
6,000,000	Tennessee Valley Authority, 6.375% due 06/15/2005	6,095,406

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,273,959)		74,278,891

See Notes to Financial Statements.

6

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 13.2%
Collateralized Mortgage Obligations (CMO) — 7.7%
	FHLMC:
$7,850,000	Series 1650 Class J, 6.500% due 06/15/2023	$8,105,612
886,283	Series 1669 Class G, 6.500% due 02/15/2023	892,787
4,000,000	Series 2735 Class PD, 5.000% due 01/15/2027	4,077,916
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,164,273
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,605,086
4,658,836	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	4,645,488

		30,491,162

Federal Home Loan Mortgage Corporation (FHLMC) — 0.2%
	FHLMC:
278,862	Pool #A00813, 9.000% due 10/01/2020	301,215
38,161	Pool #E61740, 9.000% due 04/01/2010	38,919
508,074	Pool #F70013, Gold, 7.000% due 12/01/2011	538,673

		878,807

Federal National Mortgage Association (FNMA) — 4.6%
	FNMA:
287,929	Pool #070225, 7.500% due 08/01/2018	309,819
640,991	Pool #250550, 6.500% due 05/01/2026	674,300
1,280,200	Pool #251518, 6.000% due 02/01/2013	1,344,668
1,536,153	Pool #251760, 6.000% due 06/01/2013	1,613,123
1,388,317	Pool #323406, 5.995% due 11/01/2008	1,476,016

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Federal National Mortgage Association (Continued)
$393,056	Pool #490365, 5.705% due 12/01/2028†	$403,588
2,335,410	Pool #555290, 4.894% due 02/01/2013	2,395,329
7,881,511	Pool #780620, 5.500% due 05/01/2034	8,008,256
1,942,453	Pool #790362, 4.902% due 08/01/2034†	1,975,806

		18,200,905

Government National Mortgage Association (GNMA) — 0.7%
	GNMA:
207,762	Pool #780077, 8.000% due 03/15/2025	227,235
2,437,020	Pool #781008, 6.000% due 03/15/2029	2,534,600

		2,761,835

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $51,557,993)		52,332,709

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bond — 2.4%
7,400,000	7.500% due 11/15/2016***	9,456,682

U.S. Treasury Notes — 7.6%
1,500,000	2.250% due 02/15/2007***	1,474,570
7,800,000	3.125% due 10/15/2008***	7,716,821
6,000,000	4.000% due 11/15/2012***	5,989,920
7,100,000	4.250% due 08/15/2014***	7,115,812
1,000,000	4.250% due 11/15/2013***	1,006,289
2,650,000	4.250% due 11/15/2014***	2,656,935

See Notes to Financial Statements.

8

Principal
Amount		Value

U.S. Treasury Notes (Continued)
$3,250,000	4.750% due 05/15/2014***	$3,386,854
700,000	5.000% due 08/15/2011***	745,199

		30,092,400

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,735,315)		39,549,082

YANKEE SECURITIES — 5.4%
Financials — 2.5%
2,000,000	Banco Mercantil Del Norte SA, 5.875% due 02/17/2014 144A†, †††	2,050,000
5,000,000	Inter-American Development Bank, 7.375% due 01/15/2010	5,799,885
1,900,000	Pemex Finance, Ltd., 9.690% due 08/15/2009	2,169,192

		10,019,077

Industrials — 2.9%
3,250,000	British Telecommunications PLC, 8.375% due 12/15/2010	3,902,792
3,000,000	France Telecom SA, 8.500% due 03/01/2011†	3,578,709
3,750,000	Telecom Italia Capital, 5.250% due 11/15/2013	3,790,256

		11,271,757

TOTAL YANKEE SECURITIES
(Cost $21,340,854)		21,290,834

REPURCHASE AGREEMENT — 2.1%
(Cost $8,322,000)
$8,322,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $8,323,040 on 01/03/2005, collateralized by $8,520,000 FNMA, 2.313% maturing 02/23/2005 (value $8,490,444)#	8,322,000

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares

Value

COLLATERAL FOR SECURITIES ON LOAN — 12.8%
(Cost $50,758,405)
50,758,405	State Street Navigator Securities Lending Trust – Prime Portfolio*	$50,758,405

TOTAL INVESTMENTS
(Cost $439,705,729)	112.0%	443,599,964
OTHER ASSETS AND LIABILITIES (Net)	(12.0)	(47,491,328)

NET ASSETS	100.0%	$396,108,636

*	As of December 31, 2004 the market value of the securities on loan is $49,890,250.

**	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $7,715,063, 1.9% of net assets.

***	Security, or a portion thereof, on loan.

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. This security may be resold in transactions exempt from registration to qualified institutional buyers.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933. Restricted security that is subject to restrictions on resale under federal securities laws. This security may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Intermediate Bond Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2004, this security represent $2,050,000, 0.5% of net assets.

Security	Acquisition Date	Acquisition Cost

Banco Mercantil Del Norte SA, 5.875% due 02/17/2014, 144A	2/10/2004	$1,990,860

#	Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

MAPS — Mandatory Putable Remarketable Securities
MTN — Medium Term Notes

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $49,890,250 of securities loaned)	$435,277,964
Repurchase agreement	8,322,000

Total Investments	443,599,964
Cash	763
Interest receivable	4,057,529
Receivable for Fund shares sold	381,929
Prepaid expenses and other assets	49,368

Total Assets	448,089,553

LIABILITIES:
Payable upon return of securities loaned	50,758,405
Payable for Fund shares redeemed	979,519
Shareholder servicing fees payable-Class K Shares	61,010
Transfer agency/record keeping fees payable	45,339
Administration fees payable	42,774
Trustees’ fees and expenses payable	26,362
Custody fees payable	7,288
Investment advisory fees payable	6,425
Distribution and shareholder servicing fees payable-Class A, B and C Shares	12,183
Accrued expenses and other payables	41,612

Total Liabilities	51,980,917

NET ASSETS	$396,108,636

Investments, at cost	$439,705,729

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,421,473)
Accumulated net realized loss on investments sold	(21,896,129)
Net unrealized appreciation of investments	3,894,235
Paid-in capital	415,532,003

$396,108,636

NET ASSETS:
Class A Shares	$7,730,946

Class B Shares	$5,950,937

Class C Shares	$1,522,734

Class K Shares	$285,737,325

Class Y Shares	$95,166,694

SHARES OUTSTANDING:
Class A Shares	814,362

Class B Shares	628,429

Class C Shares	160,115

Class K Shares	30,141,322

Class Y Shares	10,033,908

CLASS A SHARES:
Net asset value and redemption price per share	$9.49

Maximum sales charge	4.00%
Maximum offering price per share	$9.89

CLASS B SHARES:
Net asset value and offering price per share*	$9.47

CLASS C SHARES:
Net asset value and offering price per share*	$9.51

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.48

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$8,472,053
Securities lending	38,005

Total Investment Income	8,510,058

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	10,147
Class B Shares	35,563
Class C Shares	7,888
Shareholder servicing fees
Class K Shares	368,856
Investment advisory fees	1,019,139
Administration fees	258,052
Transfer agency/record keeping fees	82,972
Custody fees	41,901
Legal and audit fees	32,733
Registration and filing fees	16,024
Trustees’ fees and expenses	13,506
Other	45,019

Total Expenses	1,931,800
Fees waived by transfer agent	(170)

Net Expenses	1,931,630

NET INVESTMENT INCOME	6,578,428

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	433,501
Net change in unrealized appreciation/(depreciation) of securities	4,728,245

Net realized and unrealized gain on investments	5,161,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,740,174

See Notes to Financial Statements.

14

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$6,578,428	$12,921,394
Net realized gain from security transactions	433,501	4,717,035
Net change in unrealized appreciation/(depreciation) of securities	4,728,245	(20,138,226)

Net increase/(decrease) in net assets resulting from operations	11,740,174	(2,499,797)
Dividends to shareholders from net investment income:
Class A Shares	(165,121)	(362,256)
Class B Shares	(118,770)	(351,502)
Class C Shares	(26,092)	(48,909)
Class K Shares	(6,108,806)	(10,710,639)
Class Y Shares	(2,108,267)	(3,749,235)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(927,049)	(1,187,551)
Class B Shares	(1,926,270)	(6,888,433)
Class C Shares	(19,079)	(322,392)
Class K Shares	(11,572,683)	69,468,513
Class Y Shares	831,638	16,312,795

Net increase/(decrease) in net assets	(10,400,325)	59,660,594
NET ASSETS:
Beginning of period	406,508,961	346,848,367

End of period	$396,108,636	$406,508,961

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(1,421,473)	$527,155

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$1,237,736	$3,843,174
Issued as reinvestment of dividends	122,314	261,174
Redeemed	(2,287,099)	(5,291,899)

Net decrease	$(927,049)	$(1,187,551)

Class B Shares:
Sold	$439,075	$1,375,451
Issued as reinvestment of dividends	52,430	149,877
Redeemed*	(2,417,775)	(8,413,761)

Net decrease	$(1,926,270)	$(6,888,433)

Class C Shares:
Sold	$586,828	$587,055
Issued as reinvestment of dividends	14,554	23,563
Redeemed	(620,461)	(933,010)

Net decrease	$(19,079)	$(322,392)

Class K Shares:
Sold	$15,635,212	$125,134,452
Issued as reinvestment of dividends	11,340	15,134
Redeemed	(27,219,235)	(55,681,073)

Net increase/(decrease)	$(11,572,683)	$69,468,513

Class Y Shares:
Sold	$5,981,396	$25,514,575
Issued as reinvestment of dividends	69,930	104,856
Redeemed	(5,219,688)	(9,306,636)

Net increase	$831,638	$16,312,795

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	130,207	399,604
Issued as reinvestment of dividends	12,872	27,263
Redeemed	(240,378)	(550,189)

Net decrease	(97,299)	(123,322)

Class B Shares:
Sold	46,210	143,691
Issued as reinvestment of dividends	5,526	15,675
Redeemed*	(254,702)	(877,343)

Net decrease	(202,966)	(717,977)

Class C Shares:
Sold	61,444	60,423
Issued as reinvestment of dividends	1,528	2,459
Redeemed	(65,084)	(96,475)

Net decrease	(2,112)	(33,593)

Class K Shares:
Sold	1,643,528	13,039,146
Issued as reinvestment of dividends	1,196	1,581
Redeemed	(2,858,683)	(5,816,646)

Net increase/(decrease)	(1,213,959)	7,224,081

Class Y Shares:
Sold	628,609	2,656,213
Issued as reinvestment of dividends	7,360	10,954
Redeemed	(548,268)	(970,944)

Net increase	87,701	1,696,223

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund (a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.42		$9.88	$9.50	$9.39	$9.09	$9.28

Income/(loss) from investment operations:
Net investment income	0.15		0.32	0.39	0.49	0.54	0.52
Net realized and unrealized gain/(loss) on investments	0.12		(0.40)	0.41	0.13	0.31	(0.19)

Total from investment operations	0.27		(0.08)	0.80	0.62	0.85	0.33

Less distributions:
Dividends from net investment income	(0.20)		(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

Total distributions	(0.20)		(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

Net asset value, end of period	$9.49		$9.42	$9.88	$9.50	$9.39	$9.09

Total return(b)	2.87%		(0.79)%	8.66%	6.71%	9.60%	3.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,731		$8,588	$10,222	$10,321	$9,768	$7,474
Ratio of operating expenses to average net assets	0.99	%(d)	1.00%	0.98%	0.94%	0.96%	0.96%
Ratio of net investment income to average net assets	3.18	%(d)	3.36%	3.98%	5.13%	5.87%	5.65%
Portfolio turnover rate	29%		86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	0.99	%(d)	1.00%	0.98%	0.94%	0.96%	0.96%

(a)	The Munder Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.40		$9.85	$9.47	$9.36	$9.07	$9.25

0.12		0.25	0.31	0.41	0.48	0.45
0.11		(0.39)	0.42	0.14	0.29	(0.18)

0.23		(0.14)	0.73	0.55	0.77	0.27

(0.16)		(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

(0.16)		(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

$9.47		$9.40	$9.85	$9.47	$9.36	$9.07

2.48%		(1.43)%	7.87%	5.93%	8.69%	3.03%

$5,951		$7,812	$15,266	$11,608	$7,563	$5,645
1.74	%(d)	1.75%	1.73%	1.69%	1.71%	1.71%
2.43	%(d)	2.61%	3.23%	4.38%	5.12%	4.90%
29%		86%	87%	85%	179%	130%
1.74	%(d)	1.75%	1.73%	1.69%	1.71%	1.71%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.44		$9.89	$9.51	$9.40	$9.11	$9.26

Income/(loss) from investment operations:
Net investment income	0.12		0.25	0.31	0.42	0.51	0.45
Net realized and unrealized gain/(loss) on investments	0.11		(0.39)	0.42	0.13	0.26	(0.15)

Total from investment operations	0.23		(0.14)	0.73	0.55	0.77	0.30

Less distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

Total distributions	(0.16)		(0.31)	(0.35)	(0.44)	(0.48)	(0.45)

Net asset value, end of period	$9.51		$9.44	$9.89	$9.51	$9.40	$9.11

Total return(b)	2.47%		(1.42)%	7.83%	5.91%	8.65%	3.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,523		$1,531	$1,937	$1,321	$904	$1,796
Ratio of operating expenses to average net assets	1.74	%(d)	1.75%	1.73%	1.69%	1.71%	1.71%
Ratio of net investment income to average net assets	2.43	%(d)	2.61%	3.23%	4.38%	5.12%	4.91%
Portfolio turnover rate	29%		86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	1.74	%(d)	1.75%	1.73%	1.69%	1.71%	1.71%

(a)	The Munder Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$9.41		$9.86	$9.48	$9.37	$9.08	$9.26

0.15		0.32	0.38	0.49	0.55	0.51
0.12		(0.39)	0.42	0.13	0.29	(0.17)

0.27		(0.07)	0.80	0.62	0.84	0.34

(0.20)		(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

(0.20)		(0.38)	(0.42)	(0.51)	(0.55)	(0.52)

$9.48		$9.41	$9.86	$9.48	$9.37	$9.08

2.88%		(0.69)%	8.67%	6.72%	9.50%	3.80%

$285,737		$294,966	$238,012	$242,929	$254,904	$268,001
0.99	%(d)	1.00%	0.98%	0.94%	0.96%	0.96%
3.18	%(d)	3.36%	3.98%	5.13%	5.87%	5.63%
29%		86%	87%	85%	179%	130%
0.99	%(d)	1.00%	0.98%	0.94%	0.96%	0.96%

See Notes to Financial Statements.

21

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$9.41		$9.87	$9.49	$9.38	$9.08	$9.26

Income/(loss) from investment operations:
Net investment income	0.16		0.35	0.41	0.51	0.58	0.54
Net realized and unrealized gain/(loss) on investments	0.12		(0.40)	0.42	0.13	0.29	(0.18)

Total from investment operations	0.28		(0.05)	0.83	0.64	0.87	0.36

Less distributions:
Dividends from net investment income	(0.21)		(0.41)	(0.45)	(0.53)	(0.57)	(0.54)

Total distributions	(0.21)		(0.41)	(0.45)	(0.53)	(0.57)	(0.54)

Net asset value, end of period	$9.48		$9.41	$9.87	$9.49	$9.38	$9.08

Total return(b)	3.01%		(0.54)%	8.93%	6.99%	9.88%	4.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$95,167		$93,612	$81,411	$119,919	$107,226	$128,663
Ratio of operating expenses to average net assets	0.74	%(d)	0.75%	0.73%	0.69%	0.71%	0.71%
Ratio of net investment income to average net assets	3.43	%(d)	3.61%	4.23%	5.38%	6.12%	5.90%
Portfolio turnover rate	29%		86%	87%	85%	179%	130%
Ratio of operating expenses to average net assets without expense waivers	0.74	%(d)	0.75%	0.73%	0.69%	0.71%	0.71%

(a)	The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

22

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined

23

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and

24

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $170 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% based on assets exceeding $1 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

25

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $258,052 before payment of sub-administration fees and $172,674 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1266% for administrative services.

    Comerica, Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $20,326 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance

26

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $88 to Comerica Securities and $367,978 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

27

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $52,759,901 and $69,324,425, respectively, for the period ended December 31, 2004. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $60,813,037 and $41,973,793, respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,584,502 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,690,267 and net appreciation for financial reporting purposes was $3,894,235. At December 31, 2004, aggregate cost for financial reporting purposes was $439,705,729.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $3,189.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

28

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, dividends of $15,222,541 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed		Unrealized
Ordinary	Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$556,808	$(19,815,311)	$(3,348,329)	$(22,606,832)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $19,815,311 of unused capital losses of which $9,662,259, $4,995,681 and $5,157,371 expire in 2005, 2008 and 2009, respectively.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling

29

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

(800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIMEDBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder International
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. International bond markets fared even better for the six months ended December 31, with the Citicorp Non-U.S. Dollar World Government Bond Index posting a 14.27% return.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Bond Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and currency exposure can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 CURRENCY EXPOSURE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER INTERNATIONAL BOND FUND

Fund Manager: The Munder International Bond Fund Team

    The Fund posted a 13.50% return for the six months ended December 31, relative to the 14.27% return for the Citigroup Non-U.S. Dollar World Government Bond Index, and the 13.27% median return for the Lipper universe of international income funds.

    During the period, the Fund benefited from a healthy investment environment in the international fixed income markets in general. Nevertheless, while the Fund’s absolute performance was strong, it lagged its Citigroup benchmark.

    Allocation of currency exposure had the largest impact on the relative performance of the Fund. An overweight in exposure to the euro during the second half of the six-month period was a positive for relative performance. Partially offsetting this relative gain, however, was the Fund’s underweight in euro exposure during the first half of the period. Further hurting relative returns during the six months was an overweight in exposure to the Japanese yen and an underweight in exposure to the Polish zloty.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,133.80	$7.10	1.32%
Class B	$1,000.00	$1,130.30	$11.11	2.07%
Class C	$1,000.00	$1,129.10	$11.11	2.07%
Class K	$1,000.00	$1,112.80	$7.03	1.32%
Class Y	$1,000.00	$1,135.00	$5.76	1.07%

Hypothetical
Class A	$1,000.00	$1,018.55	$6.72	1.32%
Class B	$1,000.00	$1,014.77	$10.51	2.07%
Class C	$1,000.00	$1,014.77	$10.51	2.07%
Class K	$1,000.00	$1,018.55	$6.72	1.32%
Class Y	$1,000.00	$1,019.81	$5.45	1.07%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder International Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES — 88.2%
Australia — 1.0%
Government — 1.0%
AUD	750,000	Commonwealth of Australia, 6.250% due 04/15/2015	$626,965

Austria — 8.9%
Government — 8.9%
		Republic of Austria:
EUR	750,000	4.300% due 07/15/2014	1,066,246
	1,020,000	4.300% due 07/15/2014	1,450,095
	1,100,000	4.650% due 01/15/2018	1,599,611
JPY	150,000,000	4.500% due 09/28/2005	1,507,328

			5,623,280

Belgium — 3.0%
Government — 3.0%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,149,921
	460,000	5.500% due 03/28/2028	737,619

			1,887,540

Canada — 6.0%
Government — 6.0%
CAD	2,500,000	Government of Canada, 5.500% due 06/01/2010	2,246,488
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,532,446

			3,778,934

Cayman Islands — 3.0%
Corporate — 3.0%
JPY	195,000,000	AIG SunAmerica Institutional Funding II, MTN, 1.200% due 01/26/2005	1,899,336

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 4.000% due 08/15/2008	707,751

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES (Continued)
Finland — 1.8%
Government — 1.8%
EUR	750,000	Republic of Finland, 5.000% due 04/25/2009	$1,098,039

France — 7.4%
Government — 7.4%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,416,803
	935,000	5.500% due 04/25/2010	1,413,409
	1,125,000	5.500% due 04/25/2029	1,810,278

			4,640,490

Germany — 8.2%
Corporate — 6.0%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,850,186
EUR	530,000	KfW Bankengruppe, MTN, 3.125% due 11/15/2006	725,601
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,198,512
Government — 2.2%
		Federal Republic of Germany:
EUR	720,000	4.250% due 07/04/2014	1,022,163
	225,000	5.250% due 07/04/2010	336,638

			5,133,100

Greece — 1.1%
Government — 1.1%
EUR	500,000	Republic of Greece, 4.500% due 05/20/2014	713,585

Italy — 4.4%
Government — 4.4%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	700,066
	750,000	5.000% due 02/01/2012	1,114,536
JPY	95,000,000	0.650% due 03/20/2009	932,285

			2,746,887

See Notes to Financial Statements.

2

Principal
Amount#			Value

Japan — 14.3%
Government — 14.3%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	$1,800,776
		Government of Japan:
	210,000,000	0.600% due 09/20/2008	2,060,247
	310,000,000	1.400% due 06/20/2011	3,119,065
	203,000,000	Japan Financial Corporation, MTN, 1.350% due 11/26/2013	1,979,119

			8,959,207

Netherlands — 10.9%
Corporate — 4.3%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	576,510
EUR	1,000,000	4.375% due 07/04/2013	1,423,936
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	691,915
Government — 6.6%
		Kingdom of Netherlands:
EUR	1,120,000	2.750% due 01/15/2009	1,507,234
	875,000	5.000% due 07/15/2011	1,304,724
	845,000	5.500% due 01/15/2028	1,358,515

			6,862,834

Norway — 1.0%
Government — 1.0%
NOK	3,250,000	Kingdom of Norway, 6.500% due 05/15/2013	635,767

Portugal — 2.2%
Government — 2.2%
EUR	1,015,000	Republic of Portugal, 3.250% due 07/15/2008	1,391,932

Singapore — 1.0%
Government — 1.0%
SGD	1,000,000	Singapore Government, 4.375% due 10/15/2005	627,320

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES (Continued)
South Africa — 2.3%
Government — 2.3%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	$717,461
	500,000	Republic of South Africa, MTN, 7.000% due 04/10/2008	752,319

			1,469,780

Spain — 2.9%
Corporate — 2.9%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,831,376

Supranational — 1.7%
Corporate — 1.7%
EUR	750,000	European Investment Bank, 4.625% due 04/15/2020	1,077,593

Sweden — 1.8%
Government — 1.8%
SEK	6,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	1,101,818

United Kingdom — 4.2%
Corporate — 3.2%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
JPY	106,000,000	0.950% due 07/15/2009	1,047,883
GBP	520,000	4.375% due 12/30/2008	973,184
Government — 1.0%
GBP	250,000	United Kingdom Gilts, 8.000% due 12/07/2015	620,837

			2,641,904

TOTAL FOREIGN BONDS AND NOTES
(Cost $47,811,348)			55,455,438

See Notes to Financial Statements.

4

Principal
Amount#			Value

U.S. BONDS AND NOTES — 5.5%
United States — 5.5%
Corporate — 5.5%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019	$709,046
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	1,026,511
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,705,607

			3,441,164

TOTAL U.S. BONDS AND NOTES
(Cost $2,955,602)			3,441,164

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
(Cost $898,059)
United States — 1.6%
Government — 1.6%
JPY	100,000,000	Federal National Mortgage Association, (FNMA), 1.750% due 03/26/2008	1,017,334

REPURCHASE AGREEMENT — 1.0%
(Cost $639,000)
U.S.	639,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $639,080 on 01/03/2005, collateralized by $655,000 FNMA, 2.310% maturing 02/23/2005* (value $652,728)	639,000

TOTAL INVESTMENTS
(Cost $52,304,009)	96.3%	60,552,936
OTHER ASSETS AND LIABILITIES (Net)	3.7	2,359,049

NET ASSETS	100.0%	$62,911,985

#	Principal amount expressed in terms of local currency.

*	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

5

Munder International Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

ABBREVIATIONS:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great Britain Pound
JPY — Japanese Yen
NOK — Norwegian Krone
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
U.S. — U.S. Dollar

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder International Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$59,913,936
Repurchase Agreement	639,000

Total Investments	60,552,936
Cash	265
Foreign currency, at value	1,590,493
Interest receivable	954,890
Receivable for Fund shares sold	377
Prepaid expenses and other assets	24,551

Total Assets	63,123,512

LIABILITIES:
Payable for Fund shares redeemed	130,197
Trustees’ fees and expenses payable	19,578
Transfer agency/record keeping fees payable	12,396
Administration fees payable	10,329
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,537
Custody fees payable	3,184
Investment advisory fees payable	548
Shareholder servicing fees payable — Class K Shares	2
Accrued expenses and other payables	30,756

Total Liabilities	211,527

NET ASSETS	$62,911,985

Investments, at cost	$52,304,009

Foreign currency, at cost	$1,563,129

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,199,408)
Undistributed net realized gain on investments sold	1,552,553
Net unrealized appreciation of investments	8,339,290
Paid-in capital	54,219,550

$62,911,985

NET ASSETS:
Class A Shares	$7,143,688

Class B Shares	$1,765,576

Class C Shares	$1,416,812

Class K Shares	$5,379

Class Y Shares	$52,580,530

SHARES OUTSTANDING:
Class A Shares	588,019

Class B Shares	147,664

Class C Shares	116,575

Class K Shares	452

Class Y Shares	4,309,525

CLASS A SHARES:
Net asset value and redemption price per share	$12.15

Maximum sales charge	4.00%
Maximum offering price per share	$12.66

CLASS B SHARES:
Net asset value and offering price per share*	$11.96

CLASS C SHARES:
Net asset value and offering price per share*	$12.15

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.91

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.20

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder International Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest(a)	$850,493
Securities lending	286

Total Investment Income	850,779

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	10,236
Class B Shares	8,360
Class C Shares	8,209
Shareholder servicing fees:
Class K Shares	3
Investment advisory fees	150,688
Administration fees	48,860
Transfer agency/record keeping fees	29,882
Legal and audit fees	25,554
Custody fees	20,907
Registration and filing fees	16,323
Trustees’ fees and expenses	12,441
Other	19,099

Total Expenses	350,562
Fees waived by transfer agent	(206)

Net Expenses	350,356

NET INVESTMENT INCOME	500,423

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	1,781,141
Foreign currency-related transactions	7,394
Net change in unrealized appreciation/(depreciation) of:
Securities	5,276,023
Foreign currency-related transactions	92,218

Net realized and unrealized gain on investments	7,156,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,657,199

(a)	Net of foreign withholding taxes of $8,468.

See Notes to Financial Statements.

10

Munder International Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$500,423	$728,131
Net realized gain from security transactions and foreign currency-related transactions	1,788,535	3,373,387
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,368,241	(1,510,818)

Net increase in net assets resulting from operations	7,657,199	2,590,700
Dividends to shareholders from net investment income:
Class A Shares	(416,279)	(170,269)
Class B Shares	(88,499)	(63,445)
Class C Shares	(75,482)	(46,284)
Class K Shares	(304)	(1)
Class Y Shares	(3,033,379)	(2,079,326)
Distributions to shareholders from net realized gains:
Class A Shares	(88,063)	(36,724)
Class B Shares	(18,761)	(16,315)
Class C Shares	(17,566)	(11,902)
Class K Shares	(22)	(1)
Class Y Shares	(538,004)	(425,540)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,063,828	2,481,837
Class B Shares	57,996	(157,894)
Class C Shares	(350,860)	618,911
Class K Shares	5,325	—
Class Y Shares	3,802,935	6,806,411

Net increase in net assets	7,960,064	9,490,158
NET ASSETS:
Beginning of period	54,951,921	45,461,763

End of period	$62,911,985	$54,951,921

Undistributed/(Accumulated distributions in excess of) net investment income	$(1,199,408)	$1,914,112

See Notes to Financial Statements.

11

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$2,851,648	$6,868,052
Issued as reinvestment of dividends and distributions	130,599	185,659
Redeemed	(1,918,419)	(4,571,874)

Net increase	$1,063,828	$2,481,837

Class B Shares:
Sold	$365,583	$466,639
Issued as reinvestment of dividends and distributions	48,070	40,417
Redeemed*	(355,657)	(664,950)

Net increase/(decrease)	$57,996	$(157,894)

Class C Shares:
Sold	$206,469	$1,071,052
Issued as reinvestment of dividends and distributions	37,785	44,326
Redeemed	(595,114)	(496,467)

Net increase/(decrease)	$(350,860)	$618,911

Class K Shares:
Sold	$5,000	$—
Issued as reinvestment of dividends and distributions	325	—

Net increase	$5,325	$—

Class Y Shares:
Sold	$3,781,843	$7,267,744
Issued as reinvestment of dividends and distributions	27,757	15,710
Redeemed	(6,665)	(477,043)

Net increase	$3,802,935	$6,806,411

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	243,187	589,564
Issued as reinvestment of dividends and distributions	10,884	15,841
Redeemed	(151,882)	(397,091)

Net increase	102,189	208,314

Class B Shares:
Sold	30,386	41,257
Issued as reinvestment of dividends and distributions	4,070	3,499
Redeemed*	(29,844)	(59,598)

Net increase/(decrease)	4,612	(14,842)

Class C Shares:
Sold	16,929	92,099
Issued as reinvestment of dividends and distributions	3,137	3,779
Redeemed	(48,752)	(42,449)

Net increase/(decrease)	(28,686)	53,429

Class K Shares:
Sold	423	—
Issued as reinvestment of dividends and distributions	28	—

Net increase	451	—

Class Y Shares:
Sold	312,091	624,776
Issued as reinvestment of dividends and distributions	2,295	1,335
Redeemed	(568)	(40,805)

Net increase	313,818	585,306

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.48		$11.50	$9.70	$8.60		$9.29	$9.74

Income/(loss) from investment operations:
Net investment income	0.09		0.16	0.25	0.25		0.25	0.28
Net realized and unrealized gain/(loss) on investments	1.35		0.52	1.64	0.99		(0.94)	(0.23)

Total from investment operations	1.44		0.68	1.89	1.24		(0.69)	0.05

Less distributions:
Dividends from net investment income	(0.72)		(0.58)	(0.09)	(0.14)		—	(0.50)
Distributions from net realized gains	(0.05)		(0.12)	—	—		—	—
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.77)		(0.70)	(0.09)	(0.14)		—	(0.50)

Net asset value, end of period	$12.15		$11.48	$11.50	$9.70		$8.60	$9.29

Total return(b)	13.38%		5.82%	19.63%	14.50%		(7.43)%	0.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,144		$5,576	$3,191	$1,308		$1,327	$410
Ratio of operating expenses to average net assets	1.32	%(e)	1.41%	1.39%	1.14%		1.10%	1.16%
Ratio of net investment income to average net assets	1.50	%(e)	1.37%	2.31%	2.83%		2.78%	2.94%
Portfolio turnover rate	45%		64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	1.32	%(e)	1.42%	1.40%	1.14%		1.10%	1.16%

(a)	The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period
Ended		Year	Year	Year		Year	Year
12/31/04(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$11.26		$11.30	$9.53	$8.48		$9.23	$9.72

0.04		0.07	0.16	0.18		0.18	0.21
1.33		0.50	1.63	0.98		(0.93)	(0.23)

1.37		0.57	1.79	1.16		(0.75)	(0.02)

(0.62)		(0.49)	(0.02)	(0.11)		—	(0.47)
(0.05)		(0.12)	—	—		—	—
—		—	—	(0.00	)(d)	—	—

(0.67)		(0.61)	(0.02)	(0.11)		—	(0.47)

$11.96		$11.26	$11.30	$9.53		$8.48	$9.23

13.03%		4.91%	18.75%	13.78%		(8.13)%	(0.44)%

$1,766		$1,611	$1,784	$258		$132	$223
2.07	%(e)	2.16%	2.14%	1.89%		1.85%	1.91%
0.75	%(e)	0.62%	1.56%	2.08%		2.03%	2.19%
45%		64%	87%	25%		87%	138%
2.07	%(e)	2.17%	2.15%	1.89%		1.85%	1.91%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.44		$11.46	$9.67	$8.61		$9.29	$9.77

Income/(loss) from investment operations:
Net investment income	0.04		0.07	0.17	0.19		0.18	0.21
Net realized and unrealized gain/(loss) on investments	1.34		0.52	1.64	0.98		(0.86)	(0.22)

Total from investment operations	1.38		0.59	1.81	1.17		(0.68)	(0.01)

Less distributions:
Dividends from net investment income	(0.62)		(0.49)	(0.02)	(0.11)		—	(0.47)
Distributions from net realized gains	(0.05)		(0.12)	—	—		—	—
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.67)		(0.61)	(0.02)	(0.11)		—	(0.47)

Net asset value, end of period	$12.15		$11.44	$11.46	$9.67		$8.61	$9.29

Total return(b)	12.91%		5.02%	18.68%	13.69%		(7.32)%	(0.34)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,417		$1,662	$1,053	$237		$37	$28
Ratio of operating expenses to average net assets	2.07	%(f)	2.16%	2.14%	1.89%		1.85%	1.91%
Ratio of net investment income to average net assets	0.75	%(f)	0.62%	1.56%	2.08%		2.03%	2.19%
Portfolio turnover rate	45%		64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	2.07	%(f)	2.17%	2.15%	1.89%		1.85%	1.91%

(a)	The Munder International Bond Fund Class C Shares and Class K Shares commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Net assets at end of period were less than $1,000.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period
Ended		Year	Year	Year		Year	Year
12/31/04(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$11.48		$11.42	$9.72	$8.61		$9.29	$9.75

0.09		0.18	0.25	0.26		0.25	0.28
1.11		0.58	1.54	0.99		(0.93)	(0.24)

1.20		0.76	1.79	1.25		(0.68)	0.04

(0.72)		(0.58)	(0.09)	(0.14)		—	(0.50)
(0.05)		(0.12)	—	—		—	—
—		—	—	(0.00	)(d)	—	—

(0.77)		(0.70)	(0.09)	(0.14)		—	(0.50)

$11.91		$11.48	$11.42	$9.72		$8.61	$9.29

11.28%		6.72%	18.55%	14.60%		(7.32)%	0.24%

$5		$0(e )	$0 (e)	$7		$95	$44
1.32	%(f)	1.41%	1.39%	1.14%		1.10%	1.16%
1.50	%(f)	1.37%	2.31%	2.83%		2.78%	2.94%
45%		64%	87%	25%		87%	138%
1.32	%(f)	1.42%	1.40%	1.14%		1.10%	1.16%

See Notes to Financial Statements.

17

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.54		$11.56	$9.76	$8.66		$9.33	$9.77

Income/(loss) from investment operations:
Net investment income	0.11		0.19	0.27	0.28		0.27	0.31
Net realized and unrealized gain/(loss) on investments	1.35		0.52	1.65	1.00		(0.94)	(0.24)

Total from investment operations	1.46		0.71	1.92	1.28		(0.67)	0.07

Less distributions:
Dividends from net investment income	(0.75)		(0.61)	(0.12)	(0.18)		—	(0.51)
Distributions from net realized gains	(0.05)		(0.12)	—	—		—	—
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.80)		(0.73)	(0.12)	(0.18)		—	(0.51)

Net asset value, end of period	$12.20		$11.54	$11.56	$9.76		$8.66	$9.33

Total return(b)	13.50%		6.06%	19.80%	14.98%		(7.18)%	0.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,581		$46,103	$39,434	$35,057		$31,083	$33,905
Ratio of operating expenses to average net assets	1.07	%(e)	1.16%	1.14%	0.89%		0.85%	0.91%
Ratio of net investment income to average net asset	1.75	%(e)	1.62%	2.56%	3.08%		3.03%	3.20%
Portfolio turnover rate	45%		64%	87%	25%		87%	138%
Ratio of operating expenses to average net assets without expense waivers	1.07	%(e)	1.17%	1.15%	0.89%		0.85%	0.91%

(a)	The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined

19

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

20

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

21

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $206 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

22

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $48,860 before payment of sub-administration fees and $31,113 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1619% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,584 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual

23

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

24

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid no fees to Comerica Securities or to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $27,629,342 and $25,774,074 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,249,488 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $561 and net appreciation for financial reporting purposes was $8,248,927. At December 31, 2004, aggregate cost for financial reporting purposes was $52,304,009.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For

25

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

the period ended December 31, 2004 total commitment fees for the Fund were $417.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2004 was as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2004	$2,359,325	$490,482	$2,849,807

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
Undistributed	Long Term	Appreciation/
Ordinary Income	Capital Gains	(Depreciation)	Total

$1,983,547	$374,629	$2,971,049	$5,329,225

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in

26

Munder International Bond Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

27

[This Page Intentionally Left Blank]

28

[This Page Intentionally Left Blank]

29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder International
Equity Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. International equity markets had even stronger performance during the six-month period. The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia and the Far East) had a 15.10% return for the six months, while the broader MSCI All Countries World Index ex-U.S. had a 16.58% return.

    Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Equity Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
32	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets
36	Statements of Changes in Net Assets — Capital Stock Activity
38	Financial Highlights
43	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and country allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer is organized.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER INTERNATIONAL EQUITY FUND

Fund Managers: The Munder International Equity Fund Team

    The Fund generated a return of 14.29% for the six months ended December 31, 2004, relative to the 16.58% return for the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. and the 13.28% median return for the Lipper universe of international large-cap core funds.

    As the MSCI ACWI return referenced in the preceding paragraph shows, international markets had strong performance for the six-month period, relative to the 7.19% return for the S&P 500® Index. The Fund therefore benefited from its broad international exposure during the period.

    In the MSCI ACWI ex-U.S. universe, the strongest returns of countries with a weighting in the Index of 0.60% or greater came from the stock markets in Brazil (+55.64%), India (+45.18%) and South Africa (+40.91%). The Fund had somewhat higher weightings in many of the top-performing countries than its MSCI benchmark, so country allocation was a modest positive for the Fund’s relative returns. Although stock selection tends to have a minimal impact on the performance of this Fund due to the small positions maintained in individual holdings, stock selection had a slightly negative impact on relative performance during the period. The Fund’s small cash position also partly held back returns relative to the MSCI benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. is an unmanaged index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,142.30	$9.02	1.67%
Class B	$1,000.00	$1,137.30	$13.04	2.42%
Class C	$1,000.00	$1,138.30	$13.04	2.42%
Class K	$1,000.00	$1,142.30	$9.02	1.67%
Class Y	$1,000.00	$1,142.90	$7.67	1.42%

Hypothetical
Class A	$1,000.00	$1,016.79	$8.49	1.67%
Class B	$1,000.00	$1,013.01	$12.28	2.42%
Class C	$1,000.00	$1,013.01	$12.28	2.42%
Class K	$1,000.00	$1,016.79	$8.49	1.67%
Class Y	$1,000.00	$1,018.05	$7.22	1.42%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 99.0%
Argentina — 0.1%
1,100	Alpargatas S.A.I.C., ADR†	$5,329
956	BBVA Banco Frances SA, ADR	6,855
700	Grupo Financiero Galicia SA, ADR†, **	5,999
1,700	Petrobras Energia Participaciones SA, ADR†	20,281
700	Telecom Argentina SA, ADR, Class B†, **	7,672
474	Telefonica de Argentina SA, ADR†	4,171
600	Transportadora de Gas del Sur SA, ADR†, **	3,084

		53,391

Australia — 3.0%
2,800	Alumina Ltd., ADR**	51,912
1,750	Amcor Ltd., ADR	39,672
320	Ansell Ltd., ADR	8,960
3,550	Australia & New Zealand Banking Group Ltd., ADR	287,266
18,158	BHP Billiton Ltd., ADR**	436,155
1,100	Boral Ltd., ADR	23,696
3,300	Burns Philip & Company Ltd., ADR†	13,659
3,400	Coca-Cola Amatil Ltd., ADR†	43,337
1,200	Coles Myer Ltd., ADR	73,308
5,400	Computershare Ltd., ADR**	24,001
19,300	Foster’s Group Ltd., ADR	87,599
2,500	ION Limited, ADR, ***	1,809
3,800	Lend Lease Corporation Ltd., ADR	39,469
1,000	Mayne Group Ltd., ADR	16,697
3,000	National Australia Bank Ltd., ADR**	336,240
3,200	Newcrest Mining Ltd., ADR**	43,773
200	Novogen Limited, ADR†, **	4,416
700	Rinker Group Limited, ADR	58,149
970	Rio Tinto Ltd., ADR	118,985
1,100	Santos Ltd., ADR	29,018
200	Sims Group Ltd., ADR	11,163
300	Sons of Gwalia, ADR†, **	1,529
1,200	Southcorp Holdings Ltd., ADR†	20,178
2,500	St. George Bank Ltd., ADR	98,967
300	TABCORP Holdings Ltd., ADR	40,661
11,900	Telstra Corporation Ltd., ADR**	227,766
400	Village Roadshow Limited, ADR†	3,449
3,400	Westpac Banking Corp., ADR	258,162

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Australia (Continued)
2,800	WMC Resources Ltd., ADR	$63,252
6,400	Woodside Petroleum Ltd., ADR	100,841

		2,564,089

Austria — 0.5%
297	Boehler-Uddeholm AG, ADR†	12,500
150	BWT AG, ADR†, **	5,676
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR†, **	125,534
2,020	EVN AG, ADR	24,711
400	Mayr-Melnhof Karton AG, ADR†	17,031
1,100	OMV AG, ADR†, **	66,293
2,400	Telekom Austria AG, ADR†	91,680
1,200	VA Technologie AG, ADR†, **	9,542
700	Vienna International Airport, ADR†	13,249
3,550	Wienerberger AG, ADR†	33,922

		400,138

Bahamas — 0.0%#
200	Kerzner International Ltd.†	12,010
100	Steiner Leisure Limited†	2,988

		14,998

Belgium — 0.6%
700	Delhaize Le Lion SA, ADR†	53,095
12,550	Fortis, ADR†	347,142
700	Solvay SA, ADR	77,069

		477,306

Belize — 0.0%#
500	Carlisle Holdings, Ltd.**	3,620

Bermuda — 0.8%
5,550	Accenture Ltd., Class A†, **	149,850
300	Asia Satellite Telecommunications Holdings Ltd., ADR	5,610
500	Aspen Insurance Holdings Limited	12,260
600	Assured Guaranty Ltd.	11,802
1,250	Axis Capital Holdings Ltd.	34,200
300	Brilliance China Automotive Holdings Ltd., ADR**	5,790
200	Central European Media Enterprises Ltd., Class A†	7,796
300	China Yuchai International Limited†	3,984

See Notes to Financial Statements.

2

Shares		Value

Bermuda (Continued)
500	ChipMos Technologies (Bermuda) Ltd.†, **	$3,185
600	Credicorp Ltd.†	9,486
450	Endurance Specialty Holdings Ltd.	15,390
6,100	First Pacific Company Ltd., ADR†, **	8,142
600	Frontline Ltd., ADR	26,616
200	Global Sources Ltd.†	2,508
500	Golar LNG Limited†	7,445
350	IPC Holdings Ltd.	15,228
3,500	Johnson Electric Holdings, ADR	33,997
100	Knightsbridge Tankers Ltd.**	3,343
2,648	Marvell Technology Group Ltd.†	93,925
400	Max Re Capital Ltd.	8,532
500	Montpelier Re Holdings Ltd.**	19,225
8,300	Nelson Resources Ltd.†	15,522
200	Orient-Express Hotels Ltd., Class A	4,114
400	PartnerRe Ltd.	24,776
300	Platinum Underwriters Holdings Ltd.	9,330
100	Pxre Group Ltd.	2,521
500	RenaissanceRe Holdings Ltd.	26,040
3,050	SCMP Group Ltd., ADR	6,328
200	Sea Containers Ltd., Class A	3,938
900	Shangri-La Asia Ltd., ADR	25,821
690	Ship Finance International Limited**	14,159
900	SmarTone Telecommunications Holdings Ltd., ADR	5,037
100	Tsakos Energy Navigation Limited	3,579
500	Varitronix International Ltd., ADR	2,364
200	VTech Holdings Limited, ADR	2,818
400	W.P. Stewart & Company Ltd.**	9,464
1,200	Willis Group Holdings Ltd.**	49,404

		683,529

Brazil — 1.7%
425	Aracruz Celulose SA, ADR**	16,022
1,800	Banco Bradesco SA, ADR†, **	45,108
840	Banco Itau SA, ADR, PRF**	63,143
340	Brasil Telecom Participacoes SA, ADR, PRF	12,971
700	Brasil Telecom SA, ADR	10,710
400	Braskem SA, Class A, ADR	20,384
727	Cemig-Companhia Energetica de Minas, ADR†, **	17,841
8,700	Centrais Eletricas Brasileiras SA, ADR†, **	63,055

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Brazil (Continued)
1,300	Centrais Eletricas Brasileiras SA, ADR, PRF†, **	$9,593
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, PRF†	10,240
3,200	Companhia de Bebidas das Americas, ADR, PRF	90,656
850	Companhia De Saneamento Basico do Estado de Sao Paulo, ADR**	12,724
1,100	Companhia Paranaense de Energia-Copel, ADR†	4,059
1,000	Companhia Paranaense de Energia-Copel, ADR, PRF†	4,470
200	Companhia Siderurgica de Tubarao, ADR	11,785
2,800	Companhia Siderurgica Nacional, ADR†, **	53,536
7,250	Companhia Vale do Rio Doce, ADR**	206,090
4,050	Companhia Vale do Rio Doce, ADR, PRF†	97,819
1,500	CPFL Energy Incorporated, ADR†, **	29,790
891	Embraer Empresa Brasileira de Aeronautica SA, ADR**	29,795
300	Embratel Participacoes SA, ADR†, **	3,156
1,520	Gerdau SA, ADR**	27,360
300	Gol — Linhas Aereas Inteligentes SA, ADR†, **	9,564
500	Klabin SA, ADR	10,166
900	Net Servicos de Comunicacao SA, ADR, PRF†, **	2,043
100	Perdigao SA, ADR**	4,420
6,100	Petroleo Brasileiro SA — Petrobras, ADR, Class A**	242,658
4,424	Petroleo Brasileiro SA — Petrobras, ADR, PRF	160,193
100	Sadia SA, ADR**	6,582
700	Tele Centro Oeste Celular Participacoes SA, ADR, PRF	6,909
2,537	Tele Norte Leste Participacoes SA, ADR, PRF†, **	42,799
440	Tele Sudeste Celular Participacoes SA, ADR, PRF	4,664
200	Telecomunicacoes Brasileiras SA, ADR†	6,436
100	Telemig Celular Participacoes SA, ADR, PRF†	2,823
3,200	Telesp — Telecomunicacoes de Sao Paulo SA, ADR, PRF**	62,176
3,930	Telesp Celular Participacoes SA, ADR, PRF†, **	26,724
223	Tim Participacoes SA, ADR†, **	3,439
300	Tractebel Energia SA, ADR**	3,699
710	Tractebel Energia SA, ADR, Class B, PRF	13,099
100	Ultrapar Participacoes SA, ADR, PRF**	1,981
800	Unibanco Uniao de Bancos Brasileiros SA, GDR**	25,376
750	Votorantim Celulose e Papel SA, ADR**	12,150

		1,488,208

See Notes to Financial Statements.

4

Shares		Value

British Virgin Islands — 0.0%#
100	Deswell Industries, Inc.	$2,472
330	Nam Tai Electronics, Inc.**	6,352
700	OpenTV Corp., Class A†	2,688
700	Tommy Hilfiger Corporation†	7,896
200	UTi Worldwide, Inc.†	13,604

		33,012

Canada — 6.9%
400	Aber Diamond Corporation	14,112
4,200	Abitibi-Consolidated, Inc.	29,064
700	Agnico Eagle Mines Ltd.†	9,625
1,000	Agrium, Inc.	16,850
3,600	Alcan, Inc.**	176,544
300	Alliance Atlantis Communications, Inc., Class B†	8,244
700	Angiotech Pharmaceuticals, Inc.†, **	12,915
2,400	ATI Technologies, Inc.†, **	46,536
350	Axcan Pharma, Inc.†, **	6,766
900	Ballard Power Systems, Inc.†, **	6,102
4,800	Bank of Montreal	231,072
9,700	Bank of Nova Scotia (The)	328,345
5,100	Barrick Gold Corporation	123,522
8,964	BCE, Inc.**	216,301
3,800	Bema Gold Corporation†	11,628
1,200	Biovail Corporation†	19,836
2,475	Brascan Corporation, Class A	89,125
c1,300	Brookfield Properties Corporation	48,620
2,400	CAE, Inc.	10,200
2,600	Cambior, Inc.†	6,942
400	Cameco Corporation	41,944
3,400	Canadian Imperial Bank of Commerce**	204,884
2,800	Canadian National Railway Company	171,500
2,600	Canadian Natural Resources Ltd.	111,202
1,250	Canadian Pacific Railway Ltd.**	43,012
1,400	Celestica, Inc.†	19,754
4,000	CGI Group, Inc., Class A†, **	26,600
100	CHC Helicopter Corporation, Class A	4,260
400	Cinram International, Inc.	7,366
700	Cognos, Inc.†	30,842
300	Corus Entertainment, Inc., Class B	6,225
500	Cott Corporation†, **	12,365

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
725	CP Ships Ltd.	$10,404
400	Creo, Inc.†, **	5,988
1,800	Crystallex International Corporation†, **	6,462
400	Decoma International, Inc.	4,676
1,800	Domtar, Inc.	21,726
200	Dorel Industries, Inc., Class B†, **	6,834
800	Emera, Inc.	12,747
1,300	Enbridge, Inc.	64,714
4,420	Encana Corp	252,205
400	Extendicare, Inc., Class A†	5,128
100	Fairfax Financial Holdings Limited**	16,850
625	Fairmont Hotels & Resorts, Inc.	21,650
200	FirstService Corporation†	3,274
200	Four Seasons Hotels, Inc.	16,358
2,800	Gerdau Ameristeel Corporation†	18,928
200	Gildan Activewear, Inc., Class A†, **	6,798
1,500	Goldcorp, Inc.	22,560
1,000	Golden Star Resources Ltd.†	4,010
300	GSI Lumonics, Inc.†	3,444
200	Hub International Limited	3,682
100	Hummingbird Ltd.†	2,671
4,100	Husky Energy, Inc.	116,719
500	Hydrogenics Corporation†	2,420
1,100	IAMGOLD Corporation	7,271
300	ID Biomedical Corporation†	4,467
300	Imax Corporation†, **	2,475
800	Imperial Oil Ltd.	47,520
1,400	Inco Ltd.†	51,492
300	Intertape Polymer Group, Inc.†	2,733
400	Intrawest Corporation	9,196
350	Ipsco, Inc.	16,730
1,300	Ivanhoe Energy, Inc.†	3,276
2,800	Ivanhoe Mines Ltd.†	20,188
400	Kingsway Financial Services, Inc.†	6,352
3,300	Kinross Gold Corporation†	23,232
700	Lions Gate Entertainment Corp.†	7,434
700	Magna International, Inc., Class A	57,785
7,800	Manulife Financial Corporation	360,360
400	Masonite International Corporation†	13,744

See Notes to Financial Statements.

6

Shares		Value

Canada (Continued)
200	MDC Partners, Inc., Class A†	$2,158
1,100	MDS, Inc.**	15,587
1,000	Methanex Corporation	18,260
400	MI Developments, Inc., Class A	12,068
300	Minefinders Corporation Ltd.†	2,058
1,200	Miramar Mining Corporation†	1,380
1,300	National Bank of Canada	53,552
200	Neurochem, Inc.†, **	3,506
1,000	Nexen, Inc.	40,650
2,900	Noranda, Inc.**	51,040
41,200	Nortel Networks Corporation†	143,788
400	North American Palladium Ltd.†, **	3,268
650	NOVA Chemicals Corporation	30,745
400	Open Text Corporation†, **	8,020
100	Oppenheimer Holdings, Inc., Class A	2,553
400	Pan American Silver Corp.†, **	6,392
2,600	Petro-Canada	132,652
600	PetroKazakhstan, Inc., Class A	22,260
4,000	Placer Dome, Inc.	75,440
800	Potash Corporation of Saskatchewan	66,448
3,800	Power Corporation of Canada	97,914
400	Precision Drilling Corporation†	25,120
500	QLT Photo-Therapeutics, Inc.†, **	8,040
700	Quebecor World, Inc.	15,078
1,400	Research In Motion Ltd.†	115,388
300	Ritchie Bros. Auctioneers, Inc.	9,918
1,500	Rogers Communications, Inc., Class B**	39,225
400	Rogers Wireless Communications, Inc., Class B†	18,240
6,200	Royal Bank of Canada	331,328
600	Royal Group Technologies Ltd.†	6,282
1,700	Shaw Communications, Inc., Class B	31,093
200	Sierra Wireless, Inc.†, **	3,536
6,000	Sun Life Financial, Inc.**	201,240
4,400	Suncor Energy, Inc.**	155,760
400	SunOpta, Inc.†, **	2,872
3,710	Talisman Energy, Inc.	100,022
1,420	Teck Cominco Ltd., Class B†	43,576
1,600	Telesystem International Wireless, Inc.†, **	17,904
1,315	TELUS Corporation†	38,003
700	Tembec, Inc.†	4,195

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
300	Tesco Corporation†	$3,270
100	Tesma International, Inc., Class A	3,622
6,300	The Toronto-Dominion Bank**	262,584
6,300	Thomson Corporation	222,327
500	TLC Vision Corporation†, **	5,215
1,500	TransAlta Corporation	22,665
4,652	TransCanada Corporation**	115,695
600	Vasogen, Inc.†, **	3,060
600	Westaim Corporation (The)†	1,525
5,500	Wheaton River Minerals Ltd.†	17,930
1,000	Zarlink Semiconductor, Inc.†	2,530

		5,973,788

Cayman Islands — 0.3%
400	Apex Silver Mines Ltd.†, **	6,872
1,000	ASAT Holdings Ltd., ADR†	1,317
800	chinadotcom corporation†, **	3,688
100	Ctrip.com International Ltd., ADR†	4,602
57	EganaGoldpfeil (Holdings) Ltd., ADR	3,586
800	Garmin Ltd.**	48,672
2,900	Hutchison Telecommunications International Limited, ADR†	39,295
200	Linktone Ltd., ADR†	1,680
200	Netease.com, Inc., ADR†, **	10,566
300	O2Micro International Ltd.†	3,432
100	Scottish Re Group Ltd.	2,590
3,500	Semiconductor Manufacturing International Corporation, ADR†, **	37,695
700	Shanda Interactive Entertainment Limited, ADR†	29,750
400	SINA Corporation†, **	12,824
400	TOM Online, Inc., ADR†, **	6,104
100	United National Group Ltd., Class A†, **	1,862

		214,535

Channel Islands — 0.1%
1,700	Amdocs Ltd.†	44,625
500	Randgold Resources Ltd., ADR†	5,700

		50,325

See Notes to Financial Statements.

8

Shares		Value

Chile — 0.4%
200	Administradora de Fondos de Pensiones Provida, ADR	$5,700
300	Banco Bilbao Vizcaya Argentaria Chile SA, ADR†	9,174
889	Banco de Chile, ADR†, **	34,093
1,429	Banco Santander Chile, ADR	48,386
500	Compania Cervecerias Unidas SA, ADR	12,615
1,675	Compania de Telecomunicaciones de Chile SA, ADR**	18,827
150	Cristalerias de Chile, ADR	4,545
700	Distribucion y Servicio D&S SA, ADR†	12,670
500	Embotelladora Andina SA, ADR, Class A	6,550
500	Embotelladora Andina SA, ADR, Class B**	6,700
2,600	Empresa Nacional de Electricidad SA/ Chile, ADR†	47,424
6,260	Enersis SA, ADR†	53,273
500	Lan Chile SA, ADR**	16,100
300	Madeco SA, ADR†, **	3,177
200	MASISA SA, ADR†	3,950
100	Quimica Minera Chile SA, ADR†	6,190
800	Quinenco SA, ADR†, **	10,368
100	Sociedad Quimica y Minera de Chile SA, ADR, Class A†, **	6,830
100	Vina Concha Y Toro SA, ADR	7,180

		313,752

China — 0.3%
300	Aluminum Corporation of China Ltd., ADR†	17,565
600	Beijing Datang Power Generation Co., Ltd., ADR†, **	9,032
100	China Eastern Airlines Corporation Limited, ADR†, **	2,242
1,400	China Life Insurance Company Limited, ADR†, **	37,016
1,300	China Petroleum & Chemical Corporation (Sinopec), ADR**	53,287
200	China Southern Airlines Company Ltd., ADR†, **	3,972
1,150	China Telecom Corporation Ltd., ADR†, **	42,320
200	Guangshen Railway Company Ltd., ADR†	4,094
600	Huaneng Power International, Inc., ADR†	18,012
200	Jiangxi Copper Company Limited, ADR†, **	4,554
1,400	PetroChina Co Ltd., ADR**	75,166
267	Shanghai Chlor-Alkali Chemical Co Ltd., ADR†	782
200	Sinopec Beijing Yanhua Petrochemical Company Limited, ADR†	4,674
200	Sinopec Shanghai Petrochemical Company Ltd., ADR†, **	7,460

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
China (Continued)
300	Tsingtao Brewery Ltd., ADR†	$3,030
200	Yanzhou Coal Mining Company Ltd., ADR†, **	14,250

		297,456

Colombia — 0.0%#
300	Bancolombia SA, ADR	4,236

Denmark — 0.5%
300	Aktieselskabet Dampskibsselskabet TORM, ADR†, **	12,384
6,500	Danske Bank AS, ADR†	199,245
2,950	Novo Nordisk AS, ADR†, **	160,067
4,200	TDC AS, ADR†	89,376

		461,072

Finland — 1.1%
1,200	Amer Group, ADR†	10,480
1,062	Metso Corporation, ADR†, **	17,013
45,000	Nokia Corporation, ADR†	705,150
6,400	Stora Enso Oyj, ADR†	97,344
5,100	UPM-Kymmene Oyj, ADR†, **	113,832

		943,819

France — 8.6%
4,000	Accor SA, ADR†	87,563
5,308	Air Liquide, ADR†	196,245
12,393	Alcatel SA, ADR†, **	193,703
11,000	Altran Technologies SA, ADR†	11,692
7,700	Aventis†	723,030
18,300	AXA, ADR†, **	452,925
17,100	BNP Paribas, ADR†, **	619,430
700	Business Objects SA, ADR†, **	17,738
6,100	Canal Plus, ADR†, **	9,480
600	Ciments Francais SA, ADR†, **	28,055
1,291	Clarins SA, ADR	15,196
500	Compagnie Generale de Geophysique SA, ADR†	6,870
900	Dassault Systemes SA, ADR†	45,423
200	Flamel Technologies SA, ADR†, **	3,898
23,800	France Telecom, ADR†, **	787,304
12,900	Groupe Danone, ADR†	237,876
4,100	Havas SA, ADR**	22,915

See Notes to Financial Statements.

10

Shares		Value

France (Continued)
6,566	Lafarge SA, ADR†, **	$158,569
1,100	Lagardere S.C.A., ADR†	79,394
2,762	Pernod-Ricard, ADR	105,776
2,375	Peugeot SA, ADR†	150,758
1,550	Publicis Groupe, ADR†, **	50,731
6,100	Rhodia SA, ADR†, **	16,470
19,913	Sanofi-Synthelabo SA, ADR	797,516
7,900	Scor SA, ADR†	14,931
21,500	Societe Generale, ADR†	435,143
1,200	Sodexho Alliance SA, ADR†	36,708
9,700	Suez SA, ADR†, **	259,475
775	Technip SA, ADR	36,177
2,640	Thomson, ADR†, **	70,092
12,605	Total SA, ADR**	1,384,533
1,300	Valeo SA, ADR†	27,212
1,200	Veolia Environment, ADR†	43,740
10,300	Vivendi Universal SA, ADR†	330,321

		7,456,889

Germany — 7.0%
27,700	Allianz AG, ADR†,**	368,133
1,050	ALTANA AG, ADR†, **	66,150
5,300	BASF AG, ADR†, **	381,706
7,000	Bayer AG, ADR†, **	237,860
5,260	Bayerische Hypo- und Vereinsbank AG, ADR†	119,613
400	Celanese AG†	24,500
5,800	Commerzbank AG, ADR†	119,595
1,100	Continental AG, ADR†, **	69,899
9,771	Daimler Chrysler Aerospace AG†, **	469,497
5,200	Deutsche Bank AG†	462,852
4,400	Deutsche Lufthansa AG, ADR†, **	64,528
40,500	Deutsche Telekom AG, ADR†, **	918,540
6,700	E.ON AG, ADR**	609,700
500	Epcos AG, ADR†	7,530
1,603	Fresenius Medical Care AG, ADR†	42,960
700	Henkel KGaA, ADR†	57,755
500	Henkel KGaA, ADR, PRF†	43,462
990	Hypo Real Estate Holding AG, ADR†	41,333
3,600	Infineon Technologies AG, ADR†, **	39,240
28	Pfeiffer Vacuum Technology AG, ADR†	1,256

See Notes to Financial Statements.

11

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Germany (Continued)
400	ProsiebenSat.1 Media AG, ADR, PRF†, **	$14,484
100	Puma AG Rudolf Dassler Sport, ADR†	27,307
5,100	RWE AG, ADR†, **	281,446
12,204	SAP AG, ADR†	539,539
1,500	Schering AG, ADR†	111,375
400	Schwarz Pharma AG, ADR†	18,078
1,300	SGL Carbon AG, ADR†, **	5,707
8,650	Siemens AG, ADR**	732,395
15,500	Volkswagen AG, ADR†	140,526
5,100	Volkswagen AG, ADR, PRF†, **	33,968

		6,050,934

Greece — 0.4%
9,100	Alpha Bank A.E., ADR†, **	79,348
2,300	Coca Cola Hellenic Bottling Company SA, ADR**	54,395
9,500	Hellenic Telecommunication Organization SA, ADR†	83,600
600	M.J. Maillis SA, ADR†	3,034
15,966	National Bank of Greece SA, ADR†, **	107,770
650	TIM Hellas Telecommunications SA, ADR†	12,188

		340,335

Hong Kong — 3.2%
14,348	Bank of East Asia, ADR	44,579
450	Beijing Enterprises Holdings Ltd., ADR**	6,687
6,500	Cathay Pacific Airways, ADR	61,465
38,000	China Mobile (Hong Kong) Ltd., ADR	652,080
3,100	China Netcom Group Corporation (Hong Kong) Limited, ADR†, **	82,956
200	China Pharmaceutical Group, Ltd., ADR†	2,637
10,200	China Resources Enterprise Ltd., ADR	31,888
12,100	China Unicom Ltd., ADR†, **	94,985
4,200	Citic Pacific Ltd., ADR**	59,709
23,200	CLP Holdings Ltd., ADR**	133,421
4,000	Cnooc Ltd., ADR**	216,760
2,600	Hang Lung Group Ltd, ADR	25,589
6,400	Hang Lung Properties Ltd., ADR**	49,404
18,500	Hang Seng Bank Ltd., ADR**	257,054
5,400	Henderson Investment Ltd., ADR	39,426
17,500	Henderson Land Development Company Ltd., ADR	90,960

See Notes to Financial Statements.

12

Shares		Value

Hong Kong (Continued)
1,300	Hong Kong Aircraft Engineering Company Ltd., ADR	$7,008
54,248	Hong Kong and China Gas Ltd., ADR**	112,017
20,600	Hong Kong Electric Holdings Ltd., ADR**	94,086
8,600	Hopewell Holdings Ltd., ADR	22,074
5,100	Hysan Development Ltd., ADR**	21,456
800	i-CABLE Communications Ltd., ADR	5,800
3,600	Lenovo Group Ltd., ADR	21,537
5,200	MTR Corporation Ltd., ADR	83,291
16,700	New World Development Company Ltd., ADR**	37,385
5,139	PCCW Ltd., ADR**	32,067
700	Shanghai Industrial Holdings Ltd., ADR	14,950
2,050	Shun TAK Holdings Ltd., ADR	22,550
23,200	Sun Hung Kai Properties Ltd., ADR**	232,070
9,000	Swire Pacific Ltd., ADR, Class A**	75,263
5,800	Swire Pacific Ltd., ADR, Class B	43,094
2,600	Techtronic Industries Company Ltd., ADR	28,349
1,700	Television Broadcasts Ltd., ADR	15,791
1,100	Wing Hang Bank Ltd., ADR**	15,426

		2,733,814

Hungary — 0.0%#
1,600	Magyar Tavkozlesi Rt — Matav, ADR†, **	39,056

India — 0.7%
600	Dr. Reddy’s Laboratories Ltd., ADR**	11,898
700	HDFC Bank Ltd., ADR†	31,752
3,550	ICICI Bank Ltd., ADR**	71,533
2,600	Infosys Technologies Ltd., ADR**	180,206
3,000	Mahanagar Telephone Nigam Ltd., ADR	23,940
1,200	Satyam Computer Services Ltd., ADR**	28,956
300	Sify Limited, ADR†	1,788
3,500	Tata Motors Limited, ADR**	41,720
1,100	Videsh Sanchar Nigam Ltd., ADR	11,308
6,800	Wipro Ltd., ADR†, **	167,620

		570,721

See Notes to Financial Statements.

13

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Indonesia — 0.1%
783	Indonesian Satellite Corp Tbk PT, ADR**	$24,414
4,840	Telekomunikasi Indonesia Tbk PT, ADR**	101,737
7,150	Toba Pulp Lestari Tbk PT, ADR†, ***	0

		126,151

Ireland — 0.8%
4,200	Allied Irish Banks PLC, ADR**	173,376
300	Anglo Irish Bank Corporation PLC, ADR**	72,706
1,900	Bank of Ireland, ADR	126,806
5,100	CRH, ADR**	136,629
3,800	Elan Corporation PLC, ADR†, **	103,550
100	ICON plc, ADR†	3,865
1,200	Ryanair Holdings PLC, ADR†, **	48,900
800	Skillsoft Pub Ltd. Co., ADR†	4,520
800	Waterford Wedgwood PLC, ADR	920

		671,272

Israel — 0.4%
400	Alvarion Ltd†	5,312
69	American Israeli Paper Mills	3,795
300	AudioCodes Ltd.†	4,983
300	Blue Square-Israel Ltd., ADR†	2,928
2,400	Check Point Software Technologies Ltd.†	59,112
800	ECI Telecom Ltd.	6,535
300	Elbit Systems Ltd.**	7,920
200	Elron Electronic Industries Ltd.†	2,978
200	Given Imaging Ltd.†, **	7,182
600	Koor Industries Ltd., ADR†, **	6,336
300	M-Systems Flash Disk Pioneers Ltd., ADR†	5,916
100	NICE-Systems Ltd., ADR†	3,129
300	Orbotech Ltd.†	6,351
1,400	Partner Communications Company Ltd., ADR†	11,998
200	RADVision Ltd.†	2,700
100	RADWARE Ltd.†	2,613
150	Retalix Ltd.†, **	3,279
200	Syneron Medical Ltd.†, **	6,120
200	Taro Pharmaceutical Industries Ltd.†, **	6,806

See Notes to Financial Statements.

14

Shares		Value

Israel (Continued)
6,000	Teva Pharmaceutical Industries Ltd., ADR**	$179,160
500	Tower Semiconductor Ltd.†	1,130

		336,283

Italy — 2.9%
672	Benetton Group SpA, ADR**	17,983
300	De Rigo SpA, ADR†	2,310
100	Ducati Motor Holding SpA, ADR†	1,185
11,800	Enel SpA, ADR**	583,392
7,700	ENI-Ente Nazionale Idrocarburi SpA†, **	968,968
7,715	Fiat SpA, ADR†, **	61,566
4,400	Luxottica Group SpA, ADR†	89,716
400	Natuzzi SpA, ADR†	4,340
6,986	Sanpaolo-IMI SpA, ADR†	200,288
9,993	Telecom Italia SpA, ADR†	408,414
5,611	Telecom Italia SpA, ADR, SAV†, **	185,275

		2,523,437

Japan — 11.7%
3,900	Advantest Corporation, ADR	83,460
7,600	All Nippon Airways Company Ltd., ADR†, **	52,956
700	Alps Electric Company Ltd., ADR**	20,863
212	Arisawa Manufacturing Company Ltd., ADR	9,620
3,800	Bandai Company Ltd., ADR**	21,601
385	Belluna Co. Ltd., ADR†	7,176
200	Brother Industries, Ltd., ADR**	17,000
8,600	Canon, Inc., ADR**	466,636
600	CSK Corporation, ADR**	27,240
1,800	Daiei, Inc., ADR†	8,530
1,250	Denso Corporation, ADR**	133,942
2,850	Eisai Company Ltd., ADR	93,730
5,000	Fuji Photo Film Company Ltd., ADR	184,900
3,300	Hitachi Ltd., ADR	229,119
18,100	Honda Motor Company Ltd., ADR	471,686
600	Internet Initiative Japan, Inc., ADR†	2,910
3,940	Japan Airlines System Corporation, ADR†	57,098
600	Kao Corporation, ADR	153,000
3,450	Kawasaki Heavy Industries Ltd., ADR†	22,625
9,500	Kirin Brewery Company Ltd., ADR**	94,050
5,700	Kobe Steel Ltd., ADR†	43,667

See Notes to Financial Statements.

15

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Japan (Continued)
2,450	Komatsu Ltd., ADR**	$68,572
1,000	KONAMI Corporation, ADR	23,150
2,200	Kubota Corporation, ADR**	54,230
1,500	Kyocera Corporation, ADR**	115,470
1,200	Makita Corporation, ADR	21,300
1,400	Marui Company Ltd., ADR	37,490
23,700	Matsushita Electric Industrial Company Ltd., ADR	380,385
3,400	Millea Holdings, Inc., ADR†	253,671
1,600	MINEBEA Company Ltd., ADR†	13,959
7,600	Mitsubishi Corporation, ADR†	196,397
62,495	Mitsubishi Tokyo Finance Group, Inc., ADR	638,699
600	Mitsui & Company Ltd., ADR	108,366
1,200	Mitsui Sumitomo Insurance Company Ltd., ADR	104,226
18,600	NEC Corporation, ADR**	114,018
2,700	Nidec Corporation, ADR	82,890
300	NIKON Corporation, ADR	36,971
10,900	Nintendo Company Ltd., ADR	171,127
30,300	Nippon Telegraph & Telephone Corporation, ADR	683,265
21,850	Nissan Motor Company Ltd., ADR	479,389
3,700	NISSIN Co., Ltd., ADR	18,796
19,000	Nomura Holdings, Inc., ADR**	276,640
48,450	NTT DoCoMo, Inc., ADR	902,139
800	OJI Paper Company Ltd., ADR	45,906
2,600	Olympus Corporation, ADR	55,441
2,400	OMRON Corporation, ADR	57,265
1,280	Orix Corporation, ADR†	87,808
1,400	Pioneer Corporation, ADR**	27,356
600	Q.P. Corporation, ADR	10,434
1,200	Ricoh Company Ltd., ADR	115,761
3,600	Sanyo Electric Corporation, ADR**	62,208
5,140	Sega Sammy Holdings Inc., ADR†, **	70,601
6,800	Sekisui House Ltd., ADR**	79,235
6,600	Shinsei Bank Limited, ADR**	89,915
4,100	Shiseido Ltd., ADR**	59,377
8,900	Sony Corporation, ADR**	346,744
11,600	Sumitomo Corporation, ADR**	100,072
4,600	Sumitomo Metal Industries, ADR†	62,399
16,100	Sumitomo Trust & Banking Company Ltd., ADR†, **	116,426
1,000	TDK Corporation, ADR**	74,240

See Notes to Financial Statements.

16

Shares		Value

Japan (Continued)
1,100	Toray Industries, Inc., ADR	$51,527
17,470	Toyota Motor Corporation, ADR	1,430,269
1,000	Trend Micro, Inc., ADR	54,650
24,900	Vodafone Holdings K.K., ADR	70,049
200	Wacoal Corporation, ADR**	12,250
1,600	Yamaha Corporation, ADR	24,421

		10,087,313

Liberia — 0.0%#
100	Stelmar Shipping Ltd.	4,771

Luxembourg — 0.3%
6,200	Arcelor, ADR**	143,686
408	Espirito Santo Financial Holdings, ADR†, **	10,665
2,900	Gemplus International SA, ADR†	13,514
850	Millicom International Cellular SA†	19,321
300	Quilmes Industrial SA, ADR	5,115
250	SBS Broadcasting SA†	10,058
1,500	Stolt Offshore SA, ADR†	9,750
450	Stolt-Nielsen SA, ADR†	12,843
936	Tenaris SA, ADR†	45,770

		270,722

Malaysia — 0.1%
8,380	Amsteel Corporation Berhad, ADR†	507
39,500	Resorts World Berhad†	103,947

		104,454

Marshall Islands — 0.0%#
600	Teekay Shipping Corporation**	25,266
150	TOP Tankers, Inc.	2,438

		27,704

Mexico — 1.0%
2,900	Altos Hornos de Mexico SA de CV, ADR†, ***	0
100	America Movil SA de CV, ADR, Series A	5,222
1,300	America Movil SA de CV, ADR, Series L**	68,055
17,000	America Telecom SA de CV, ADR†, **	97,634
17,200	Carso Global Telecom, ADR†, **	61,258
3,313	Cemex SA de CV, ADR†	120,659
200	Coca-Cola Femsa SA de CV, ADR†, **	4,752
100	Controladora Comercial Mexican SA de CV, GDR†	2,240

See Notes to Financial Statements.

17

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Mexico (Continued)
425	Desarrolladora Homex SA de CV, ADR†, **	$10,051
3,000	Empresas ICA Sociedad Controladora SA de CV, ADR†	7,350
500	Fomento Economico Mexicano SA de CV, ADR†, **	26,305
900	Gruma SA, ADR†	8,550
200	Grupo Aeroportuario del Sureste SA, ADR†	5,470
3,900	Grupo Carso SA, ADR**	41,984
600	Grupo Continental SA, ADR†	11,519
500	Grupo Elektra SA de CV, ADR†, **	18,620
5,800	Grupo Financiero Inbursa SA de CV, ADR†, **	53,359
200	Grupo Imsa SA, ADR	5,334
200	Grupo Industrial Maseca SA, ADR†	1,580
500	Grupo Modelo SA de CV, ADR†, **	13,753
1,000	Grupo Simec SA de CV, ADR†	7,720
900	Grupo Televisa SA, ADR†	54,450
400	Grupo TMM SA De CV, ADR, Series L†	1,464
200	Industries Bachoco SA, ADR	2,838
1,000	Kimberly Clark, Inc., ADR**	17,269
3,700	Telefonos de CV Mexico SA de CV, ADR, Class L**	141,784
100	Telefonos de Mexico SA de CV, ADR, Class A**	3,810
1,500	TV Azteca SA de CV, ADR	15,420
6,000	U.S. Commercial Corp SA de CV, ADR†	5,017
800	Vitro SA de CV, ADR†	2,424
1,700	Wal-Mart de Mexico SA de CV, ADR†	58,410

		874,301

Netherlands — 5.3%
16,428	ABN AMRO Holding, ADR**	436,985
14,966	AEGON Insurance, NYR	205,184
2,800	Akzo Nobel, ADR	118,972
200	Arcadis N.V., NYR†	3,683
400	ASM International N.V.†	6,564
4,700	ASM Lithography Holdings N.V., ADR†	74,777
200	BE Semiconductor Industries N.V., NYR†	1,118
1,076	Buhrmann N.V., ADR†	10,620
400	Chicago Bridge & Iron Company N.V., NYR	16,000
1,070	CNH Global N.V.†	20,726
200	Core Laboratories N.V.†	4,670
300	Crucell NV, ADR†	4,125
3,700	DSM, ADR	59,873

See Notes to Financial Statements.

18

Shares		Value

Netherlands (Continued)
2,700	Equant N.V., NYR†	$14,256
2,400	Heineken N.V., ADR	80,022
21,279	ING Groep N.V., ADR	643,690
700	James Hardie Industries N.V., ADR†	18,235
375	KLM Royal Dutch Airlines N.V., NYR†, **	8,347
11,747	Koninklijke Ahold, ADR†, **	91,274
12,372	Koninklijke Philips Electronics N.V., NYR†	327,858
600	Koninklijke Wessanen N.V., ADR	7,707
1,000	Mittal Steel Company NV, Class A†, **	38,650
700	OCE N.V., ADR**	10,675
100	Orthofix International N.V., ADR†	3,948
1,100	QIAGEN N.V.†	12,045
3,600	Reed Elsevier N.V., ADR**	98,820
20,100	Royal Dutch Petroleum Company, NYR**	1,153,338
23,219	Royal KPN N.V., ADR**	221,974
8,700	STMicroelectronics N.V., NYR**	168,084
4,683	TPG N.V., ADR**	127,612
5,500	Unilever N.V., ADR**	366,905
300	Van der Moolen Holding N.V., ADR†	2,277
200	Velcro Industries N.V.	2,652
2,476	VNU — Verenigde Nederlandse Uitgeversbedrijven Verengd Bezit, ADR	73,132
4,000	Vodafone Libertel N.V., ADR	59,563
2,900	Wolters Kluwer, ADR†, **	58,221

		4,552,582

New Zealand — 0.1%
300	Sky Network Television Ltd., ADR†, **	13,326
1,900	Telecommunications of New Zealand Ltd., ADR	67,374

		80,700

Norway — 1.0%
2,550	Norsk Hydro ASA, ADR†, **	200,736
100	Odfjell ASA, ADR	7,000
1,700	Orkla ASA, ADR†	55,856
200	Petroleum Geo-Services ASA, ADR†, **	12,499
400	Smedvig ASA, ADR†	6,628
21,100	Statoil ASA, ADR†	335,068
5,600	Telenor ASA, ADR†, **	154,504

See Notes to Financial Statements.

19

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Norway (Continued)
1,400	Tomra Systems ASA, ADR†	$7,697
3,050	Yara International ASA, ADR†	39,955

		819,943

Panama — 0.0%#
200	Banco Latinoamericano de Exportaciones SA, Class E	3,988
200	Willbros Group, Inc.†	4,610

		8,598

Papua New Guinea — 0.0%#
500	Lihir Gold Ltd., ADR†, **	9,285
850	Oil Search Ltd., ADR	12,060

		21,345

Peru — 0.0%#
314	Cementos Lima SA, ADR	5,937
1,100	Compania de Minas Buenaventura SA, ADR	25,190

		31,127

Philippines — 0.1%
3,900	Manila Electric Company, ADR†	1,720
1,300	Philippine Long Distance Telephone Company, ADR†, **	32,409
881	San Miguel Corporation, ADR**	11,773

		45,902

Poland — 0.1%
1,700	Polski Koncern Naftowy Orlen SA, ADR	42,840

Portugal — 0.3%
3,500	Electricidade de Portugal SA, ADR†, **	105,805
12,060	Portugal Telecom SA, ADR†	148,459

		254,264

Russian Federation — 1.3%
700	Irkutskenergo, ADR†	7,297
1,700	Lukoil, ADR†, **	206,380
1,700	Mining and Metallurgical Company Norilsk Nickel OJSC, ADR**	94,350
800	Mobile Telesystems OJSC, ADR†, **	110,808
2,700	Mosenergo, ADR†, **	39,150
900	Rostelecom OJSC, ADR†	9,846

See Notes to Financial Statements.

20

Shares		Value

Russian Federation (Continued)
4,600	Sibneft OJSC, ADR	$138,000
6,900	Surgutneftegaz OJSC, ADR†, **	258,060
600	Surgutneftegaz OJSC, ADR, PRF†	32,700
800	Tatneft OJSC, ADR	23,192
4,000	Unified Energy System of Russia OJSC, ADR†, **	114,000
200	Unified Energy System of Russia OJSC, ADR, PRF†	4,600
1,300	Uralsvyazinform OJSC, ADR†	9,542
1,200	Vimpel — Communications OJSC, ADR†	43,368
300	Wimm-Bill-Dann Foods OJSC, ADR†, **	4,293
3,300	YUKOS Oil Company OJSC, ADR†, **	9,900

		1,105,486

Singapore — 0.8%
800	ASE Test Ltd.†	5,408
2,000	Chartered Semiconductor Manufacturing Ltd., ADR†	12,080
8,300	City Developments Ltd., ADR†, **	36,100
600	Creative Technology Ltd.**	8,982
3,553	DBS Group Holdings Ltd., ADR	140,170
5,400	Flextronics International Ltd.†, **	74,628
3,775	Keppel Corporation Ltd., ADR**	39,775
3,500	Neptune Orient Lines Ltd., ADR**	25,729
16,007	Singapore Telecommunications Limited, ADR	233,379
1,600	STATS ChipPAC Ltd., ADR†, **	9,792
7,500	United Overseas Bank Ltd., ADR	126,807
1,550	United Overseas Land Ltd., ADR	7,672

		720,522

South Africa — 1.0%
2,540	AngloGold Ltd., ADR**	92,329
1,204	Bidvest Group Ltd., ADR	34,279
2,400	DRDGOLD Limited, ADR†, **	3,696
4,752	Gold Fields Ltd., ADR**	59,305
5,200	Harmony Gold Mining Company Ltd., ADR**	48,204
2,600	Impala Platinum Holdings Ltd., ADR**	55,265
1,697	Imperial Holdings Ltd., ADR	31,327
4,350	Ispat Iscor Limited, ADR	50,575
1,300	Johnnic Holdings Ltd., ADR†	5,019
2,900	Kumba Resources Ltd., ADR**	22,649
2,700	Liberty Group Ltd., ADR**	31,918
10,079	MTN Group Ltd.†	77,823

See Notes to Financial Statements.

21

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
South Africa (Continued)
250	Naspers Ltd., ADR**	$32,625
1,509	Nedcor Ltd., ADR	41,678
1,800	Sappi Ltd., ADR†, **	26,100
6,500	Sasol Ltd., ADR	140,920
1,125	Telkom SA Ltd., ADR†	77,850
4,700	VenFin Ltd., ADR**	20,940

		852,502

South Korea — 1.1%
4,500	Hanaro Telecom, Inc., ADR†	13,275
3,294	Kookmin Bank, ADR**	128,729
12,400	Korea Electric Power Corporation, ADR**	164,176
5,500	KT Corporation, ADR	119,955
6,300	LG.Philips LCD Co., Ltd., ADR†, **	113,337
3,400	Posco, ADR	151,402
1,100	Shinhan Financial Group Co., Ltd., ADR	50,215
5,084	SK Telecom Co., Ltd., ADR**	113,119
2,500	Woori Finance Holdings Co. Ltd., ADR	61,800

		916,008

Spain — 3.4%
32,733	Banco Bilbao Vizcaya Argentaria SA, ADR	580,684
60,360	Banco Santander Central Hispano SA, ADR	746,653
1,300	Banesto Espanol de Credito SA, ADR†, **	9,286
600	Bankinter SA, ADR**	31,961
11,500	Corporacion Mapfre SA, ADR	33,889
10,200	Endesa SA, ADR**	237,354
500	NH Hoteles SA, ADR†	13,266
11,750	Repsol YPF SA, ADR	306,675
15,916	Telefonica de Espana SA**	899,254
3,000	Telefonica Moviles SA, ADR†, **	38,130
2,200	Telepizza SA, ADR	4,486
5,800	Terra Networks SA, ADR**	22,548

		2,924,186

Sweden — 1.5%
1,066	Atlas Copco AB, ADR, Class A†, **	48,124
500	Atlas Copco AB, ADR, Class B†	20,879
1,200	Electrolux AB, ADR, Class B†	54,895
5,000	ForeningsSparbanken AB, ADR†	124,522

See Notes to Financial Statements.

22

Shares		Value

Sweden (Continued)
2,550	Sandvik AB, ADR†, **	$102,838
700	SKF AB, ADR†	31,179
1,500	Svenska Cellulosa AB, ADR†, **	63,992
1,000	Tele2 AB, ADR, Class B†, **	39,355
14,915	Telefonaktiebolaget LM Ericsson, ADR†, **	469,673
7,294	TeliaSonera AB, ADR†	217,601
2,900	Volvo AB, ADR†	114,985

		1,288,043

Switzerland — 7.1%
20,000	ABB Ltd., ADR†	113,200
7,200	Adecco SA, ADR**	91,080
550	Alcon, Inc.†, **	44,330
1,100	Ciba Specialty Chemicals Holding, Inc., ADR†	42,053
5,000	Compagnie Financiere Richemont AG, ADR	166,432
2,800	Converium Holding AG, ADR	12,992
11,700	Credit Suisse Group, ADR**	493,623
4,400	Holcim Ltd., ADR†	132,530
400	Logitech International SA, ADR†	24,300
15,600	Nestle SA, ADR†	1,020,358
26,832	Novartis SA, ADR†	1,356,089
6,800	Roche Holdings Ltd., ADR†, **	782,798
4,300	Serono SA, ADR†, **	70,176
3,100	Swiss Reinsurance, ADR†	221,098
6,400	Swisscom AG, ADR†, **	252,992
5,394	Syngenta AG, ADR	115,162
10,890	UBS AG†	913,018
13,924	Zurich Financial Services AG, ADR†	232,169

		6,084,400

Taiwan — 0.9%
7,907	Advanced Semiconductor Engineering, Inc., ADR†, **	29,730
4,743	Au Optronics Corporation, ADR†	67,920
9,300	Chunghwa Telecom Co. Ltd., ADR	195,765
4,858	Macronix International Co. Ltd., ADR†, **	10,590
4,085	Siliconware Precision Industries Co., Ltd., ADR**	16,749
35,222	Taiwan Semiconductor Manufacturing Company Limited, ADR†, **	299,035
34,287	United Microelectronics Corporation, ADR**	121,033

		740,822

See Notes to Financial Statements.

23

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Thailand — 0.1%
28,400	Advanced Info Service PCL, ADR	$81,142
3,800	Hana Microelectronics Public Company Ltd., ADR†	3,797
5,000	Sahaviriya Steel Industries Public Company Ltd., ADR	7,413
7,140	Shin Corporation PCL, ADR	29,222

		121,574

Turkey — 0.1%
5,412	Anadolu Efes Biracilik Ve Malt Sanayii AS†	21,872
4,656	Turkcell Iletisim Hizmetleri AS, ADR†	84,274

		106,146

United Kingdom — 21.1%
400	Acambis PLC, ADR†, **	3,924
2,625	Allied Domecq PLC, ADR	104,764
3,900	Amvescap PLC, ADR	48,984
3,300	ARM Holdings PLC, ADR**	20,361
15,936	AstraZeneca PLC, ADR	579,911
220	Autonomy Corporation PLC, ADR†, **	3,476
10,200	BAA PLC, ADR**	114,364
7,300	BAE Systems PLC, ADR	129,221
15,600	Barclays PLC, ADR	712,608
200	Bespak PLC, ADR	2,016
6,792	BG Group PLC, ADR**	233,984
11,886	BHP Billiton PLC, ADR††	277,776
2,400	BOC Group PLC, ADR	91,656
34,800	BP PLC, ADR	2,032,320
800	British Airways PLC, ADR†, **	36,104
10,391	British American Tobacco PLC, ADR	360,048
5,000	British Land Company PLC, ADR	84,606
4,650	British Sky Broadcasting Group PLC, ADR	203,065
8,200	BT Group PLC, ADR	324,146
700	Bunzl PLC, ADR**	30,037
7,668	Cable & Wireless PLC, ADR**	52,449
5,000	Cadbury Schweppes PLC, ADR	188,500
300	Cambridge Antibody Technology Group PLC, ADR†, **	4,250
1,264	Carnival PLC, ADR	77,420
3,670	Centrica PLC, ADR**	169,921
3,600	COLT Telecom Group PLC, ADR†, **	13,176
20,800	Compass Group PLC, ADR**	98,338

See Notes to Financial Statements.

24

Shares		Value

United Kingdom (Continued)
3,600	Cookson Group PLC, ADR†, **	$12,268
4,300	Corus Group PLC, ADR†	42,226
500	Danka Business Systems PLC, ADR†	1,440
7,283	Diageo PLC, ADR	421,540
6,190	Dixons Group PLC, ADR**	54,192
300	ebookers plc, ADR†	3,606
1,100	Eidos PLC, ADR†, **	1,848
3,825	EMI Group PLC, ADR†, **	38,921
1,300	Gallaher Group PLC, ADR	78,923
7,100	Gkn PLC, ADR**	32,238
28,336	GlaxoSmithKline PLC, ADR	1,342,843
9,700	GUS PLC, ADR	174,778
1,125	Hanson PLC, ADR	48,296
12,500	HBOS PLC, ADR	610,529
7,600	Hilton Group PLC, ADR**	83,024
21,453	HSBC Holdings PLC, ADR**	1,826,508
2,900	Imperial Chemical Industries PLC, ADR	53,447
3,525	Imperial Tobacco Group PLC, ADR	194,756
6,061	InterContinental Hotels Group PLC, ADR	76,486
1,480	International Power PLC, ADR**	45,214
27,480	Invensys PLC, ADR†	16,356
4,025	J Sainsbury plc, ADR†	87,343
300	J.D. Wetherspoon PLC, ADR	7,344
900	Johnson Matthey PLC, ADR	34,144
700	Kidde PLC, ADR	22,376
11,182	Kingfisher PLC, ADR**	132,996
12,500	Legal & General Group PLC, ADR	131,994
3,100	Liberty International PLC, ADR	57,761
13,400	Lloyds TSB Group PLC, ADR	492,986
1,086	Lonmin PLC, ADR**	19,120
2,980	Marks & Spencer Group PLC, ADR	117,745
5,050	Mitchells & Butlers PLC, ADR**	32,674
8,400	mmO2 PLC, ADR†	197,988
5,970	National Grid Group PLC, ADR	286,500
100	NDS Group PLC, ADR†	3,408
4,200	Novar PLC, ADR	15,180
7,700	Pearson PLC, ADR	93,632
3,600	Peninsular & Oriental Steam Navigation Co. (The), ADR**	41,124
300	Peter Hambro Mining PLC, ADR†	5,817

See Notes to Financial Statements.

25

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
1,450	Premier Farnell PLC, ADR	$9,367
600	Premier Oil PLC, ADR†	6,094
11,428	Prudential PLC, ADR	198,847
2,900	Rank Group PLC (The), ADR**	30,189
3,000	Reed Elsevier PLC, ADR	111,300
3,500	Rentokil Initial PLC, ADR	49,642
1,853	Reuters Group PLC, ADR	79,586
822	Rexam PLC, ADR**	36,258
2,600	Rio Tinto PLC, ADR	309,946
3,300	Rolls-Royce PLC, ADR	78,246
5,500	Royal & Sun Alliance Insurance Group PLC, ADR**	41,910
9,694	SABMiller PLC, ADR	164,241
8,300	Scottish & Southern Energy PLC, ADR**	139,034
4,500	Scottish Power PLC, ADR**	140,220
15,500	Shell Transportation & Trading PLC, ADR	796,700
1,220	Shire Pharmaceuticals Group PLC, ADR	38,979
600	Signet Group PLC, ADR	13,002
500	SkyePharma PLC, ADR†	6,260
1,400	Smith & Nephew PLC, ADR	72,464
1,850	Spirent PLC, ADR†	10,360
900	Tate & Lyle PLC, ADR	32,675
200	Taylor Nelson Sofres PLC, ADR	13,017
24,700	Tesco PLC, ADR	457,738
1,500	Tomkins PLC, ADR**	29,685
1,100	Trinity Mirror PLC, ADR	26,863
7,053	Unilever PLC, NYR	278,735
3,249	United Business Media PLC, ADR	29,241
2,700	United Utilities PLC, ADR**	66,312
63,723	Vodafone Group PLC, ADR	1,744,736
312	Warner Chilcott Public Limited Company, ADR	20,377
100	Wembley PLC, ADR	4,915
2,850	Wolseley PLC, ADR**	109,069
2,300	WPP Group PLC, ADR**	125,695

		18,208,699

United States — 0.2%
400	AsiaInfo Holdings, Inc.†, **	2,384
700	Autoliv, Inc.	33,810
230	Bookham, Inc.†, **	1,113

See Notes to Financial Statements.

26

Shares		Value

United States (Continued)
400	deCODE genetics, Inc.†, **	$3,124
300	Golden Telecom, Inc.**	7,926
177	Indigo N.V.†, ***	0
200	Intac International, Inc.†, **	2,600
330	Magna Entertainment Corp., Class A†	1,987
400	Marshall Edwards, Inc.†, **	3,578
300	Mettler-Toledo International, Inc.†	15,393
5,100	News Corporation, Class B	97,920
100	Octel Corp.	2,081
300	Sohu.com, Inc.†, **	5,313
1,950	Telewest Global, Inc.†	34,281

		211,510

Venezuela — 0.0%#
442	Compania Anonima Nacional Telefonos de Venezuela, ADR	9,897
500	Electricidad de Caracas, ADR	4,751

		14,648

TOTAL COMMON STOCKS
(Cost $62,195,885)		85,347,278

INVESTMENT COMPANY SECURITIES — 0.8%
(Cost $625,640)
United States — 0.8%
4,000	iShares MSCI EAFE Index Fund	641,000

COLLATERAL FOR SECURITIES ON LOAN — 21.7%
(Cost $18,744,995)
18,744,995	State Street Navigator Securities Trust — Prime Portfolio*	18,744,995

TOTAL INVESTMENTS
(Cost $81,566,520)	121.5%	104,733,273
OTHER ASSETS AND LIABILITIES (Net)	(21.5)	(18,510,388)

NET ASSETS	100.0%	$86,222,885

*	As December 31, 2004, the market value of the securities on loan is $18,295,880.

**	Security, or a portion thereof, on loan.

***	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $1,809, 0.0%# of net assets.

†	Non-income producing security.

See Notes to Financial Statements.

27

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares
GDR — Global Depository Receipt
OJSC — Open Joint Stock Company
PRF — Preference Shares
SAV — Savings Shares

See Notes to Financial Statements.

28

At December 31, 2004 industry diversification of the Munder International Equity Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	15.6%	$13,421,347
Oil & Gas	11.9	10,220,789
Diversified Telecommunication Services	8.9	7,726,225
Pharmaceuticals	7.5	6,444,495
Wireless Telecommunication Services	5.5	4,769,372
Metals & Mining	3.9	3,391,471
Industrial Conglomerates	3.9	3,333,014
Automobiles	3.8	3,289,975
Electric Utilities	3.7	3,227,912
Insurance	3.4	2,918,576
Diversified Financials	2.7	2,308,901
Food Products	2.6	2,236,133
Media	2.4	2,036,679
Chemicals	1.9	1,678,632
Household Durables	1.8	1,522,731
Beverages	1.6	1,389,908
Communication Equipment	1.4	1,213,563
Semiconductors & Semiconductor Equipment	1.2	1,041,235
Electronic Equipment & Instruments	1.1	913,626
Food & Drug Retailing	1.0	871,894
Software	0.9	783,845
Real Estate	0.8	713,246
Tobacco	0.7	633,727
Hotels, Restaurants & Leisure	0.7	605,272
Office Electronics	0.7	593,072
Construction Materials	0.7	568,593
IT Consulting & Services	0.7	563,790
Machinery	0.6	556,078
Trading Companies & Distributors	0.6	513,904
Paper & Forest Products	0.5	453,220
Multi-Utilities & Unregulated Power	0.5	437,406
Airlines	0.5	430,251
Leisure Equipment & Products	0.5	404,415
Auto Components	0.4	339,054
Gas Utilities	0.4	317,748
Road & Rail	0.3	258,886
Aerospace & Defense	0.3	255,382
Multiline Retail	0.3	252,414
Computers & Peripherals	0.3	242,169
Health Care Equipment & Supplies	0.3	237,046
Personal Products	0.3	230,562

See Notes to Financial Statements.

29

Munder International Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

	% of
	Net Assets		Value

Electrical Equipment	0.2%		$193,004
Commercial Services & Supplies	0.2		187,192
Internet Software & Services	0.2		176,525
Energy Equipment & Services	0.2		157,784
Containers & Packaging	0.2		148,871
Transportation Infrastructure	0.2		144,030
Marine	0.2		142,718
Air Freight & Logistics	0.2		141,216
Specialty Retail	0.1		127,525
Biotechnology	0.1		121,205
Health Care Providers & Services	0.1		93,132
Telephone	0.1		82,956
Textiles, Apparel & Luxury Goods	0.1		70,765
Diversified Financial Services	0.1		64,166
Building Products	0.0	#	40,204
Diversified Industrial	0.0	#	34,279
Business Services	0.0	#	24,001
Construction & Engineering	0.0	#	23,350
Communications Equipment	0.0	#	18,113
Internet & Catalog Retail	0.0	#	9,684

TOTAL COMMON STOCKS	99.0		85,347,278
INVESTMENT COMPANY SECURITIES	0.8		641,000
COLLATERAL FOR SECURITIES ON LOAN	21.7		18,744,995

TOTAL INVESTMENTS	121.5		104,733,273
OTHER ASSETS AND LIABILITIES (Net)	(21.5)		(18,510,388)

NET ASSETS	100.0%		$86,222,885

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

30

[This Page Intentionally Left Blank]

31

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value* (see accompanying schedule)	$104,733,273
Cash	41,535
Foreign currency, at value	63
Dividends receivable	187,749
Receivable for Fund shares sold	162,405
Prepaid expenses and other assets	27,169

Total Assets	105,152,194

LIABILITIES:
Payable for Fund shares redeemed	71,160
Payable for investment securities purchased	2,068
Payable upon return of securities loaned	18,744,995
Trustees’ fees and expenses payable	21,995
Administration fees payable	13,255
Custody fees payable	10,949
Transfer agency/record keeping fees payable	8,613
Shareholder servicing fees payable — Class K Shares	7,159
Distribution and shareholder servicing fees payable — Class A, B and C Shares	5,363
Investment advisory fees payable	1,225
Accrued expenses and other payables	42,527

Total Liabilities	18,929,309

NET ASSETS	$86,222,885

Investments, at cost	$81,566,520

Foreign currency , at cost	$75

*	Including $18,295,880 of securities loaned.

See Notes to Financial Statements.

32

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(4,452)
Accumulated net realized loss on investments sold	(14,069,875)
Net unrealized appreciation of investments	23,166,966
Paid-in capital	77,130,246

$86,222,885

NET ASSETS:
Class A Shares	$7,045,606

Class B Shares	$2,287,441

Class C Shares	$2,156,312

Class K Shares	$33,803,970

Class Y Shares	$40,929,556

SHARES OUTSTANDING:
Class A Shares	490,017

Class B Shares	164,283

Class C Shares	153,303

Class K Shares	2,351,098

Class Y Shares	2,822,545

CLASS A SHARES:
Net asset value and redemption price per share	$14.38

Maximum sales charge	5.50%
Maximum offering price per share	$15.22

CLASS B SHARES:
Net asset value and offering price per share*	$13.92

CLASS C SHARES:
Net asset value and offering price per share*	$14.07

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$14.38

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.50

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

33

Munder International Equity Fund

Statement of Operations, Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$15,750
Dividends(a)	559,886
Securities lending	30,570

Total Investment Income	606,206

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	8,116
Class B Shares	10,115
Class C Shares	9,519
Shareholder servicing fees:
Class K Shares	30,034
Investment advisory fees	266,492
Custody fees	67,222
Administration fees	57,585
Transfer agency/record keeping fees	34,265
Legal and audit fees	29,230
Registration and filing fees	16,135
Trustees’ fees and expenses	12,836
Other	22,552

Total Expenses	564,101
Fees waived by transfer agent	(440)

Net Expenses	563,661

NET INVESTMENT INCOME	42,545

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	1,304,014
Foreign currency-related transactions	12,340
Net change in unrealized appreciation/(depreciation) of:
Securities	8,700,930
Foreign currency-related transactions	158

Net realized and unrealized gain on investments	10,017,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,059,987

(a)	Net of foreign withholding taxes of $52,264

See Notes to Financial Statements.

34

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$42,545	$414,803
Net realized gain from security and foreign currency-related transactions	1,316,354	2,798,297
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	8,701,088	10,006,898

Net increase in net assets resulting from operations	10,059,987	13,219,998
Dividends to shareholders from net investment income:
Class A Shares	(28,465)	(101,268)
Class B Shares	—	(12,600)
Class C Shares	—	(16,201)
Class K Shares	(137,258)	(210,727)
Class Y Shares	(265,441)	(680,079)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	131,566	1,066,112
Class B Shares	132,576	848,440
Class C Shares	169,795	138,867
Class K Shares	10,458,604	(6,149,970)
Class Y Shares	1,194,488	707,193
Short-term trading fees	113	161

Net increase in net assets	21,715,965	8,809,926
NET ASSETS:
Beginning of period	64,506,920	55,696,994

End of period	$86,222,885	$64,506,920

(Accumulated distributions in excess of)/ Undistributed net investment income	$(4,452)	$384,167

See Notes to Financial Statements.

35

Munder International Equity Fund

Statement of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$1,129,867	$3,452,003
Issued as reinvestment of dividends	23,317	88,507
Redeemed	(1,021,618)	(2,474,398)

Net increase	$131,566	$1,066,112

Class B Shares:
Sold	$407,360	$1,121,324
Issued as reinvestment of dividends	—	8,451
Redeemed*	(274,784)	(281,335)

Net increase	$132,576	$848,440

Class C Shares:
Sold	$322,919	$645,761
Issued as reinvestment of dividends	—	6,877
Redeemed	(153,124)	(513,771)

Net increase	$169,795	$138,867

Class K Shares:
Sold	$12,002,577	$11,283,311
Issued as reinvestment of dividends	4,460	343
Redeemed	(1,548,433)	(17,433,624)

Net increase/(decrease)	$10,458,604	$(6,149,970)

Class Y Shares:
Sold	$1,699,459	$4,031,282
Issued as reinvestment of dividends	14,147	33,877
Redeemed	(519,118)	(3,357,966)

Net increase	$1,194,488	$707,193

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

36

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	86,752	288,236
Issued as reinvestment of dividends	1,631	7,243
Redeemed	(75,442)	(201,634)

Net increase	12,941	93,845

Class B Shares:
Sold	32,304	94,800
Issued as reinvestment of dividends	—	712
Redeemed*	(22,042)	(24,983)

Net increase	10,262	70,529

Class C Shares:
Sold	25,729	56,684
Issued as reinvestment of dividends	—	574
Redeemed	(11,858)	(47,095)

Net increase	13,871	10,163

Class K Shares:
Sold	887,778	896,545
Issued as reinvestment of dividends	311	28
Redeemed	(117,620)	(1,563,880)

Net increase/(decrease)	770,469	(667,307)

Class Y Shares:
Sold	127,545	332,005
Issued as reinvestment of dividends	981	2,750
Redeemed	(39,056)	(282,642)

Net increase	89,470	52,113

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

37

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$12.64		$10.04		$10.52	$12.15	$18.06	$16.21

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(e)	0.09		0.11	0.11	0.08	0.25
Net realized and unrealized gain/(loss) on investments	1.80		2.74		(0.49)	(1.70)	(4.66)	3.47

Total from investment operations	1.80		2.83		(0.38)	(1.59)	(4.58)	3.72

Less distributions:
Dividends from net investment income	(0.06)		(0.23)		(0.10)	(0.04)	(0.10)	(0.28)
Distributions in excess of net investment income	—		—		—	—	—	—
Distributions from net realized gains	—		—		—	—	(1.23)	(1.59)

Total distributions	(0.06)		(0.23)		(0.10)	(0.04)	(1.33)	(1.87)

Short-term trading fees	0.00	(e)	—		—	—	—	—

Net asset value, end of period	$14.38		$12.64		$10.04	$10.52	$12.15	$18.06

Total return(b)	14.23%		28.09%		(3.38)%	(13.11)%	(26.58)%	23.86%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$7,046		$6,031		$3,849	$5,576	$8,728	$10,946
Ratio of operating expenses to average net assets	1.67	%(f)	1.83%		1.56%	1.38%	1.38%	1.30%
Ratio of net investment income/(loss) to average net assets	0.03	%(f)	0.77	%(d)	1.17%	0.98%	0.62%	1.44%
Portfolio turnover rate	9%		37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	1.67	%(f)	1.84%		1.56%	1.38%	1.38%	1.30%

(a)	The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuation of net asset levels.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

See Notes to Financial Statements.

38

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$12.24		$9.73		$10.21	$11.84	$17.68	$15.97

(0.05)		(0.02)		0.04	0.02	(0.02)	0.12
1.73		2.62		(0.47)	(1.64)	(4.54)	3.36

1.68		2.64		(0.43)	(1.62)	(4.56)	3.48

—		(0.13)		(0.05)	(0.01)	(0.05)	(0.13)
—		—		—	—	—	(0.05)
—		—		—	—	(1.23)	(1.59)

—		(0.13)		(0.05)	(0.01)	(1.28)	(1.77)

0.00	(e)	—		—	—	—	—

$13.92		$12.24		$9.73	$10.21	$11.84	$17.68

13.73%		27.20%		(4.17)%	(13.64)%	(27.10)%	22.51%

$2,287		$1,885		$812	$1,289	$2,201	$3,211
2.42	%(f)	2.58%		2.31%	2.13%	2.13%	2.05%
(0.72	)%(f)	0.20	%(d)	0.42%	0.23%	(0.13)%	0.69%
9%		37%		31%	22%	27%	18%
2.42	%(f)	2.59%		2.31%	2.13%	2.13%	2.05%

See Notes to Financial Statements.

39

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$12.36		$9.82		$10.31	$11.95	$17.86	$16.09

Income/(loss) from investment operations:
Net investment income/(loss)	(0.05)		0.00	(e)	0.04	0.02	0.04	0.12
Net realized and unrealized gain/ (loss) on investments	1.76		2.67		(0.48)	(1.65)	(4.67)	3.42

Total from investment operations	1.71		2.67		(0.44)	(1.63)	(4.63)	3.54

Less distributions:
Dividends from net investment income	—		(0.13)		(0.05)	(0.01)	(0.05)	(0.13)
Distributions in excess of net investment income	—		—		—	—	—	(0.05)
Distributions from net realized gains	—		—		—	—	(1.23)	(1.59)

Total distributions	—		(0.13)		(0.05)	(0.01)	(1.28)	(1.77)

Short-term trading fees	0.00	(e)	—		—	—	—	—

Net asset value, end of period	$14.07		$12.36		$9.82	$10.31	$11.95	$17.86

Total return(b)	13.83%		27.26%		(4.23)%	(13.67)%	(27.12)%	22.66%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,156		$1,724		$1,270	$1,805	$3,483	$3,977
Ratio of operating expenses to average net assets	2.42	%(f)	2.58%		2.31%	2.13%	2.13%	2.05%
Ratio of net investment income/(loss) to average net assets	(0.72	)%(f)	0.00	%(d)	0.42%	0.23%	(0.13)%	0.69%
Portfolio turnover rate	9%		37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	2.42	%(f)	2.59%		2.31%	2.13%	2.13%	2.05%

(a)	The Munder International Equity Fund Class C Shares and Class K Shares commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuation of net asset levels.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

See Notes to Financial Statements.

40

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$12.64		$10.05		$10.53	$12.14	$18.03	$16.22

0.00	(e)	0.06		0.11	0.11	0.09	0.25
1.80		2.76		(0.49)	(1.68)	(4.65)	3.43

1.80		2.82		(0.38)	(1.57)	(4.56)	3.68

(0.06)		(0.23)		(0.10)	(0.04)	(0.10)	(0.28)
—		—		—	—	—	—
—		—		—	—	(1.23)	(1.59)

(0.06)		(0.23)		(0.10)	(0.04)	(1.33)	(1.87)

0.00	(e)	—		—	—	—	—

$14.38		$12.64		$10.05	$10.53	$12.14	$18.03

14.23%		28.09%		(3.48)%	(12.96)%	(26.51)%	23.51%

$33,804		$19,980		$22,581	$63,082	$80,634	$118,766
1.67	%(f)	1.83%		1.56%	1.38%	1.38%	1.30%
0.03	%(f)	0.53	%(d)	1.17%	0.98%	0.62%	1.44%
9%		37%		31%	22%	27%	18%
1.67	%(f)	1.84%		1.56%	1.38%	1.38%	1.30%

See Notes to Financial Statements.

41

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$12.76		$10.14		$10.62	$12.23	$18.16	$16.32

Income/(loss) from investment operations:
Net investment income	0.02		0.11		0.13	0.13	0.15	0.30
Net realized and unrealized gain/ (loss) on investments	1.81		2.77		(0.49)	(1.69)	(4.72)	3.44

Total from investment operations	1.83		2.88		(0.36)	(1.56)	(4.57)	3.74

Less distributions:
Dividends from net investment income	(0.09)		(0.26)		(0.12)	(0.05)	(0.13)	(0.31)
Distributions in excess of net investment income	—		—		—	—	—	—
Distributions from net realized gains	—		—		—	—	(1.23)	(1.59)

Total distributions	(0.09)		(0.26)		(0.12)	(0.05)	(1.36)	(1.90)

Short-term trading fees	0.00	(e)	—		—	—	—	—

Net asset value, end of period	$14.50		$12.76		$10.14	$10.62	$12.23	$18.16

Total return(b)	14.29%		28.56%		(3.26)%	(12.70)%	(26.36)%	23.79%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$40,930		$34,887		$27,185	$38,790	$47,444	$79,520
Ratio of operating expenses to average net assets	1.42	%(f)	1.58%		1.31%	1.13%	1.13%	1.05%
Ratio of net investment income to average net assets	0.28	%(f)	0.95	%(d)	1.42%	1.23%	0.87%	1.69%
Portfolio turnover rate	9%		37%		31%	22%	27%	18%
Ratio of operating expenses to average net assets without expense waivers	1.42	%(f)	1.59%		1.32%	1.13%	1.13%	1.05%

(a)	The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by the class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuation of net asset levels.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

See Notes to Financial Statements.

42

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted

43

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

44

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy

45

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $440 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

46

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $57,585 before payment of sub-administration fees and $36,953 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1618% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,201 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus

47

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

48

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $217 to Comerica Securities and $30,100 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $19,015,146 and $6,154,842 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,027,849 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,861,096 and net appreciation for financial reporting purposes was $23,166,753. At December 31, 2004, aggregate cost for financial reporting purposes was $81,566,520.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For

49

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

the period ended December 31, 2004 total commitment fees for the Fund were $458.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the years ended June 30, 2004 and June 30, 2003, dividends of $1,020,875 and $978,419, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$467,747	$(14,960,249)	$13,977,041	$(515,461)

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $14,960,249 of unused capital losses of which $2,479,513 and $12,480,736 expires in 2010 and 2011, respectively.

10. Subsequent Events

    On November 9, 2004, the Board of Trustees approved the merger of the Munder Emerging Markets Fund and the Munder International Growth Fund

50

Munder International Equity Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

into the Munder International Equity Fund. The merger occurred on February 4, 2005.

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

51

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52

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53

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Compliance Officer and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISORS & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder International
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. International equity markets had even stronger performance during the six-month period. The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) had a 15.10% return for the six months, while the broader MSCI All Countries World Index ex U.S. had a 16.58% return. The emerging markets segment of the international stock market had the strongest performance, with the MSCI Emerging Markets Index posting a 26.95% return.

    Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Growth Fund, which was merged into the Munder International Equity Fund on February 4, 2005. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Generally, these risks are magnified for investments in emerging markets. In addition, the Fund concentrates its investments geographically within emerging markets countries, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. This Fund was merged into the Munder International Equity Fund as of the close of business on February 4, 2005. The most currently available data regarding portfolio holdings and country allocation of the Munder International Equity Fund can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all

ii

expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

    The Fund was sub-advised by Framlington Overseas Investment Management, Ltd., which was paid a fee for its services.

MUNDER INTERNATIONAL GROWTH FUND

Fund Manager: The Munder International Growth Fund Team

    The Fund posted a 16.24% return for the six months ended December 31, compared to the 15.10% return for the Morgan Stanley Capital International (MSCI) EAFE Index and the 14.41% median return for the Lipper universe of international multi-cap core funds.

    During the period, the Fund benefited from the strong performance of the international markets as a whole, with the return of the MSCI EAFE Index outperforming the 7.19% return for the S&P 500® Index.

    The strong relative performance of the Fund versus its MSCI EAFE benchmark for the six-month period was attributable to both country allocation and stock selection. In terms of country allocation, the Fund’s relatively heavy weighting of certain countries within the MSCI EAFE universe, including Austria, Belgium, Ireland, Germany, Norway and Sweden, were particularly helpful to the Fund’s return, more than offsetting the negative impact of underweights in Australia, Italy and Spain. The Fund’s position in South Korea, which is not represented in the Index, also boosted relative returns. Stock selection accounted for the remainder of the Fund’s strong relative performance, with companies like NTT DoCoMo, Inc., the largest cellular phone company in Japan, making contributions to the Fund’s return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international multi-cap core funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,160.50	$12.58	2.31%
Class B	$1,000.00	$1,155.80	$16.63	3.06%
Class C	$1,000.00	$1,157.30	$16.64	3.06%
Class K	$1,000.00	$1,160.90	$12.58	2.31%
Class Y	$1,000.00	$1,162.40	$11.23	2.06%

Hypothetical
Class A	$1,000.00	$1,013.56	$11.72	2.31%
Class B	$1,000.00	$1,009.78	$15.50	3.06%
Class C	$1,000.00	$1,009.78	$15.50	3.06%
Class K	$1,000.00	$1,013.56	$11.72	2.31%
Class Y	$1,000.00	$1,014.82	$10.46	2.06%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 94.3%
Australia — 1.1%
65,000	Santos Ltd.	$430,019

Austria — 1.2%
4,900	Bank Austria Creditanstalt AG	441,103

Belgium — 1.1%
18,300	Dexia	419,154

Bermuda — 0.6%
4,300	Frontline Ltd.	190,513
827	Ship Finance International Limited†	17,029

		207,542

Finland — 1.1%
30,000	Sampo Oyj, A Shares	412,608

France — 8.6%
15,670	AXA	385,643
5,954	BNP Paribas SA	429,594
12,633	France Telecom SA	416,587
5,100	Neopost SA	394,901
13,000	Publicis Groupe SA	419,715
4,650	Sanofi-Aventis	370,129
3,743	Total SA, Class B	814,251

		3,230,820

Germany — 12.9%
2,600	Adidas-Salomon AG	417,955
2,469	Allianz AG	326,207
9,612	AWD Holding AG	400,762
7,200	Continental AG	455,461
5,000	Deutsche Bank AG	442,118
20,213	Deutsche Telekom AG†	455,583
5,158	E.ON AG	468,239
9,900	Hannover Rueckversicherung AG	385,297
6,550	RWE AG	360,876
12,000	Software AG†	386,617
6,235	Vossloh AG	306,806
5,200	Wincor Nixdorf AG†	417,075

		4,822,996

See Notes to Financial Statements.

1

Munder International Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Greece — 1.1%
12,500	National Bank of Greece SA	$410,848

Hong Kong — 2.6%
40,000	Cheung Kong (Holdings) Ltd.	400,113
350,000	Li & Fung Ltd.	589,878

		989,991

Ireland — 5.6%
18,850	Allied Irish Banks PLC	391,690
16,670	Anglo Irish Bank Corporation PLC	403,935
170,000	eircom Group plc	400,424
28,000	IAWS Group PLC	461,666
145,000	Independent News & Media PLC	451,459

		2,109,174

Israel — 1.6%
35,300	Bank Hapoalim BM, GDR†	595,279

Italy — 2.8%
28,411	ENI-Ente Nazionale Idrocarburi SpA	708,432
41,950	Geox SpA†	324,826

		1,033,258

Japan — 19.4%
4,300	Advantest Corporation	367,926
50,000	Asahi Glass Co., Ltd.	549,985
12,800	Canon, Inc.	689,030
20,000	Credit Saison Co. Ltd.	726,175
112,000	D&M Holdings, Inc.†	273,649
7,000	Honda Motor Co. Ltd.	361,822
36,000	Mitsubishi Corporation	463,974
31,000	Nissan Motor Co. Ltd.	336,163
400	NTT DoCoMo, Inc.	735,910
3	NTT Urban Development Corporation†	13,112
33,600	Point, Inc.	1,108,771
56	Sumitomo Mitsui Financial Group, Inc.	406,113
60,000	Taisei Corporation	233,038
10,200	Takeda Chemical Industries Ltd.	512,333

See Notes to Financial Statements.

2

Shares		Value

Japan (Continued)
35,000	TonenGeneral Sekiyu K.K.	$317,872
48	West Japan Railway Company	193,439

		7,289,312

Luxembourg — 2.2%
17,164	Arcelor	394,296
34,000	SES Global	439,547

		833,843

Netherlands — 1.6%
13,000	Koninklijke (Royal) Philips Electronics N.V.	343,339
15,900	Vedior N.V.	258,071

		601,410

Norway — 2.2%
14,250	Schibsted ASA	402,940
45,438	Telenor ASA	410,845

		813,785

Papua New Guinea — 0.9%
370,000	Lihir Gold Ltd.†	334,840

Portugal — 1.0%
143,000	Banco Comercial Portugues SA	365,865

South Korea — 0.8%
7,198	Kookmin Bank†	281,606
500	Kookmin Bank, ADR†	19,540

		301,146

Spain — 3.4%
11,500	Aldeasa SA	484,151
7,350	Grupo Ferrovial SA	391,222
20,772	Telefonica SA	389,730

		1,265,103

Sweden — 4.1%
97,775	Boliden AB†	416,282
12,000	Hennes & Mauritz AB, Series B	416,461
40,000	Nordea Bank AB	401,769
96,300	Telefonaktiebolaget LM Ericsson, Series B†	306,058

		1,540,570

See Notes to Financial Statements.

3

Munder International Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Switzerland — 6.6%
1,705	Nestle SA	$444,555
7,361	Novartis AG	369,663
3,281	Roche Holding AG	376,409
2,580	Swatch Group AG, Class B	377,390
6,029	UBS AG	503,826
22,300	Xstrata PLC	398,182

		2,470,025

United Kingdom — 11.8%
95,376	BP PLC	928,248
19,200	British American Tobacco PLC	330,139
12,646	Cobham PLC	299,698
24,618	GlaxoSmithKline PLC	576,348
47,272	Rexam PLC	416,151
17,560	Royal Bank of Scotland Group PLC	589,413
79,931	Serco Group PLC	367,526
17,188	Standard Chartered PLC	318,923
217,145	Vodafone Group PLC	587,624

		4,414,070

TOTAL COMMON STOCKS
(Cost $25,661,852)		35,332,761

PREFERRED STOCKS — 1.0%
(Cost $261,298)
Germany — 1.0%
7,300	Rheinmetall AG	379,469

INVESTMENT COMPANY SECURITIES — 0.6%
(Cost $700,000)
South Korea — 0.6%
70,000	Korea Investment Opportunities Ltd.†, *, **	245,000

See Notes to Financial Statements.

4

Principal
Amount		Value

REPURCHASE AGREEMENT — 3.8%
(Cost $1,430,000)
$1,430,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $1,430,179 on 01/03/2005, collateralized by $1,465,000 FNMA, 2.313% maturing 02/23/2005 (value $1,459,918)††	$1,430,000

TOTAL INVESTMENTS
(Cost $28,053,150)	99.7%	37,387,230
OTHER ASSETS AND LIABILITIES (Net)	0.3	94,373

NET ASSETS	100.0%	$37,481,603

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

*	Affiliated security.

**	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, this security represents $245,000, 0.7% of net assets.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR  — Global Depositary Receipt

See Notes to Financial Statements.

5

Munder International Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004 industry diversification of the Munder International Growth Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	17.1%	$6,420,777
Oil & Gas	8.5	3,198,822
Pharmaceuticals	5.9	2,204,882
Diversified Telecommunication Services	5.5	2,073,171
Media	4.6	1,713,660
Metals & Mining	4.1	1,543,601
Insurance	4.0	1,509,755
Wireless Telecommunication Services	3.5	1,323,533
Diversified Financials	3.0	1,126,938
Textiles, Apparel & Luxury Goods	3.0	1,120,171
Multiline Retail	3.0	1,108,771
Office Electronics	2.9	1,083,931
Food Products	2.4	906,221
Specialty Retail	2.4	900,611
Automobiles	1.9	697,985
Commercial Services & Supplies	1.7	625,596
Construction & Engineering	1.7	624,260
Household Durables	1.6	616,988
Distributors	1.6	589,877
Building Products	1.5	549,985
Electric Utilities	1.3	468,239
Trading Companies & Distributors	1.2	463,974
Auto Components	1.2	455,461
Computers & Peripherals	1.1	417,075
Containers & Packaging	1.1	416,151
Real Estate	1.1	413,225
Software	1.0	386,617
Semiconductor Equipment & Products	1.0	367,926
Multi-Utilities	1.0	360,876
Tobacco	0.9	330,139
Machinery	0.8	306,806
Communication Equipment	0.8	306,058
Aerospace & Defense	0.8	299,698
Marine	0.6	207,542
Road & Rail	0.5	193,439

TOTAL COMMON STOCKS	94.3	35,332,761
PREFERRED STOCKS:
Industrial Conglomerates	1.0	379,469
INVESTMENT COMPANY SECURITIES	0.6	245,000
REPURCHASE AGREEMENT	3.8	1,430,000

TOTAL INVESTMENTS	99.7	37,387,230
OTHER ASSETS AND LIABILITIES (NET)	0.3	94,373

NET ASSETS	100.0%	$37,481,603

See Notes to Financial Statements.

6

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7

Munder International Growth Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $25,923,150)	$35,712,230
Securities of affiliated issuer (cost — $700,000)	245,000
Repurchase agreements (cost — $1,430,000)	1,430,000

Total Investments	37,387,230
Cash	9,555
Interest receivable	62
Dividends receivable	68,958
Receivable from Investment Advisor	432
Receivable for Fund shares sold	74,445
Prepaid expenses and other assets	28,662

Total Assets	37,569,344

LIABILITIES:
Payable for Fund shares redeemed	101
Trustees’ fees and expenses payable	20,062
Custody fees payable	10,034
Administration fees payable	9,214
Transfer agency/record keeping fees payable	8,891
Investment advisory fees payable	1,337
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,314
Shareholder servicing fees payable — Class K Shares	40
Accrued expenses and other payables	36,748

Total Liabilities	87,741

NET ASSETS	$37,481,603

Investments, at cost	$28,053,150

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(216,776)
Accumulated net realized loss on investments sold	(15,830,044)
Net unrealized appreciation of investments	9,339,677
Paid-in capital	44,188,746

$37,481,603

NET ASSETS:
Class A Shares	$1,493,173

Class B Shares	$992,746

Class C Shares	$460,261

Class K Shares	$257,099

Class Y Shares	$34,278,324

SHARES OUTSTANDING:
Class A Shares	122,175

Class B Shares	86,292

Class C Shares	39,841

Class K Shares	21,209

Class Y Shares	2,784,906

CLASS A SHARES:
Net asset value and redemption price per share	$12.22

Maximum sales charge	5.50%
Maximum offering price per share	$12.93

CLASS B SHARES:
Net asset value and offering price per share*	$11.50

CLASS C SHARES:
Net asset value and offering price per share*	$11.55

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.12

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.31

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder International Growth Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$5,269
Dividends(a)	167,027

Total Investment Income	172,296

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,587
Class B Shares	4,351
Class C Shares	2,093
Shareholder servicing fees:
Class K Shares	350
Investment advisory fees	166,887
Custody fees	47,477
Administration fees	40,525
Legal and audit fees	28,578
Transfer agency/record keeping fees	26,250
Registration and filing fees	14,458
Trustees’ fees and expenses	12,539
Other	9,312

Total Expenses	355,407
Fees waived by transfer agent and Investment Advisor	(2,012)

Net Expenses	353,395

NET INVESTMENT LOSS	(181,099)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	2,229,961
Foreign currency-related transactions	(33,990)
Net change in unrealized appreciation/(depreciation) of:
Securities	3,080,216
Foreign currency-related transactions	3,935

Net realized and unrealized gain on investments	5,280,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,099,023

(a)	Net of foreign withholding taxes of $22,585.

See Notes to Financial Statements.

10

Munder International Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(181,099)	$(68,918)
Net realized gain from security and foreign currency-related transactions	2,195,971	2,678,778
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	3,084,151	5,755,886

Net increase in net assets resulting from operations	5,099,023	8,365,746
Net increase/ (decrease) in net assets from Fund share transactions:
Class A Shares	318,356	107,150
Class B Shares	(29,774)	285,491
Class C Shares	(5,125)	(50,170)
Class K Shares	(72,533)	(171,681)
Class Y Shares	908,562	(2,155,866)
Short-term trading fees	94	173

Net increase in net assets	6,218,603	6,380,843
NET ASSETS:
Beginning of period	31,263,000	24,882,157

End of period	$37,481,603	$31,263,000

Accumulated net investment loss	$(216,776)	$(35,677)

See Notes to Financial Statements.

11

Munder International Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$2,013,616	$1,667,940
Redeemed	(1,695,260)	(1,560,790)

Net increase	$318,356	$107,150

Class B Shares:
Sold	$89,119	$488,198
Redeemed*	(118,893)	(202,707)

Net increase/(decrease)	$(29,774)	$285,491

Class C Shares:
Sold	$11,126	$226,861
Redeemed	(16,251)	(277,031)

Net decrease	$(5,125)	$(50,170)

Class K Shares:
Sold	$—	$17,502
Redeemed	(72,533)	(189,183)

Net decrease	$(72,533)	$(171,681)

Class Y Shares:
Sold	$1,784,995	$1,171,569
Purchases-in-kind	1,328,093	—
Redeemed	(2,204,526)	(3,327,435)

Net increase/(decrease)	$908,562	$(2,155,866)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	190,893	201,190
Redeemed	(160,774)	(189,890)

Net increase	30,119	11,300

Class B Shares:
Sold	8,501	52,003
Redeemed*	(11,702)	(22,323)

Net increase/(decrease)	(3,201)	29,680

Class C Shares:
Sold	1,088	25,373
Redeemed	(1,560)	(30,447)

Net decrease	(472)	(5,074)

Class K Shares:
Sold	—	1,706
Redeemed	(6,431)	(21,577)

Net decrease	(6,431)	(19,871)

Class Y Shares:
Sold	153,770	123,842
Purchases-in-kind	125,529	—
Redeemed	(206,764)	(363,905)

Net increase/(decrease)	72,535	(240,063)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year		Year	Year
	12/31/04(c)		Ended		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.53		$7.79		$8.47	$10.02		$15.79	$12.79

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		(0.04)		0.02	(0.00	)(d)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.76		2.78		(0.70)	(1.44)		(4.62)	3.72

Total from investment operations	1.69		2.74		(0.68)	(1.44)		(4.66)	3.67

Less distributions:
Dividends from net investment income	—		—		—	—		—	(0.08)
Distributions in excess of net investment income	—		—		—	—		—	(0.05)
Distributions from net realized gains	—		—		—	(0.11)		(1.11)	(0.54)
Distributions from capital	—		—		—	(0.00	)(d)	—	—

Total distributions	—		—		—	(0.11)		(1.11)	(0.67)

Short-term trading fees	0.00	(d)	0.00	(d)	—	—		—	—

Net asset value, end of period	$12.22		$10.53		$7.79	$8.47		$10.02	$15.79

Total return(b)	16.05%		35.00%		(7.91)%	(14.32)%		(31.24)%	28.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,493		$969		$629	$1,240		$1,519	$1,715
Ratio of operating expenses to average net assets	2.31	%(f)	2.37%		2.00%	1.69%		1.72%	1.69%
Ratio of net investment income/(loss) to average net assets	(1.28)	%(f)	(0.40	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%
Portfolio turnover rate	36%		60%		73%	173%		119%	65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.32	%(f)	2.38%		2.33%	1.87%		1.81%	1.71%

(a)	The Munder International Growth Fund Class A Shares and Class B Shares commenced operations on February 20, 1997 and March 19, 1997, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.
(f)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year		Year	Year		Year	Year
12/31/04(c)		Ended		Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$9.94		$7.42		$8.14	$9.76		$15.51	$12.56

(0.11)		(0.09)		(0.03)	(0.07)		(0.13)	(0.17)
1.67		2.61		(0.69)	(1.44)		(4.51)	3.66

1.56		2.52		(0.72)	(1.51)		(4.64)	3.49

—		—		—	—		—	—
—		—		—	—		—	—
—		—		—	(0.11)		(1.11)	(0.54)
—		—		—	(0.00	)(d)	—	—

—		—		—	(0.11)		(1.11)	(0.54)

0.00	(d)	0.00	(d)	—	—		—	—

$11.50		$9.94		$7.42	$8.14		$9.76	$15.51

15.58%		33.92%		(8.72)%	(15.43)%		(31.70)%	27.96%

$993		$890		$444	$621		$1,034	$1,638
3.06	%(f)	3.12%		2.75%	2.44%		2.47%	2.44%
(2.03	)%(f)	(0.99	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%
36%		60%		73%	173%		119%	65%
3.07	%(f)	3.13%		3.08%	2.62%		2.56%	2.46%

See Notes to Financial Statements.

15

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year		Year	Year
	12/31/04(c)		Ended		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.98		$7.45		$8.17	$9.78		$15.55	$12.58

Income/(loss) from investment operations:
Net investment income/(loss)	(0.11)		(0.11)		(0.03)	(0.07)		(0.12)	(0.17)
Net realized and unrealized gain/(loss) on investments	1.68		2.64		(0.69)	(1.43)		(4.54)	3.68

Total from investment operations	1.57		2.53		(0.72)	(1.50)		(4.66)	3.51

Less distributions:
Dividends from net investment income	—		—		—	—		—	—
Distributions in excess of net investment income	—		—		—	—		—	—
Distributions from net realized gains	—		—		—	(0.11)		(1.11)	(0.54)
Distributions from capital	—		—		—	(0.00	)(d)	—	—

Total distributions	—		—		—	(0.11)		(1.11)	(0.54)

Short-term trading fees	0.00	(d)	0.00	(d)	—	—		—	—

Net asset value, end of period	$11.55		$9.98		$7.45	$8.17		$9.78	$15.55

Total return(b)	15.73%		33.96%		(8.81)%	(15.29)%		(31.75)%	28.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$460		$402		$338	$384		$867	$1,118
Ratio of operating expenses to average net assets	3.06	%(f)	3.12%		2.75%	2.44%		2.47%	2.44%
Ratio of net investment income/(loss) to average net assets	(2.03	)%(f)	(1.26	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%
Portfolio turnover rate	36%		60%		73%	173%		119%	65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.07	%(f)	3.13%		3.08%	2.62%		2.56%	2.46%

(a)	The Munder International Growth Fund Class C Shares and Class K Shares commenced operations on February 13, 1997 and January 10, 1997, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.
(f)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year		Year	Year		Year	Year
12/31/04(c)		Ended		Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$10.44		$7.74		$8.42	$10.00		$15.75	$12.75

(0.07)		(0.05)		0.02	(0.00	)(d)	(0.03)	(0.05)
1.75		2.75		(0.70)	(1.47)		(4.61)	3.72

1.68		2.70		(0.68)	(1.47)		(4.64)	3.67

—		—		—	—		—	(0.08)
—		—		—	—		—	(0.05)
—		—		—	(0.11)		(1.11)	(0.54)
—		—		—	(0.00	)(d)	—	—

—		—		—	(0.11)		(1.11)	(0.67)

0.00	(d)	0.00	(d)	—	—		—	—

$12.12		$10.44		$7.74	$8.42		$10.00	$15.75

16.09%		34.88%		(8.08)%	(14.65)%		(31.19)%	28.98%

$257		$289		$368	$1,095		$4,691	$2,839
2.31	%(f)	2.37%		2.00%	1.69%		1.72%	1.69%
(1.28	)%(f)	(0.56	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%
36%		60%		73%	173%		119%	65%
2.32	%(f)	2.38%		2.33%	1.87%		1.81%	1.71%

See Notes to Financial Statements.

17

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year		Year		Year
	12/31/04(c)		Ended		Ended	Ended		Ended		Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)		6/30/01(c)		6/30/00(c)

Net asset value, beginning of period	$10.59		$7.82		$8.49	$10.06		$15.81		$12.81

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.02)		0.04	0.02		(0.00	)(d)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.78		2.79		(0.71)	(1.48)		(4.64)		3.74

Total from investment operations	1.72		2.77		(0.67)	(1.46)		(4.64)		3.73

Less distributions:
Dividends from net investment income	—		—		—	—		—		(0.12)
Distributions in excess of net investment income	—		—		—	—		—		(0.07)
Distributions from net realized gains	—		—		—	(0.11)		(1.11)		(0.54)
Distributions from capital	—		—		—	(0.00	)(d)	—		—

Total distributions	—		—		—	(0.11)		(1.11)		(0.73)

Short-term trading fees	0.00	(d)	0.00	(d)	—	—		—		—

Net asset value, end of period	$12.31		$10.59		$7.82	$8.49		$10.06		$15.81

Total return(b)	16.24%		35.25%		(7.77)%	(14.46)%		(31.06)%		29.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,278		$28,713		$23,103	$36,056		$50,405		$73,916
Ratio of operating expenses to average net assets	2.06	%(f)	2.12%		1.75%	1.44%		1.47%		1.44%
Ratio of net investment income/(loss) to average net assets	(1.03	)%(f)	(0.19	)%(e)	0.53%	0.21%		(0.04)%		(0.09)%
Portfolio turnover rate	36%		60%		73%	173%		119%		65%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.07	%(f)	2.13%		2.08%	1.62%		1.56%		1.46%

(a)	The Munder International Growth Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Annualized.

See Notes to Financial Statements.

18

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

19

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

20

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

21

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $342 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $250 million of assets and 0.75% on assets exceeding $250 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

22

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $40,525 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.2424% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,430 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus

23

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

24

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $2 to Comerica Securities and $392 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $11,705,097 and $12,026,233 respectively, for the period ended December 31, 2004. For the period ended December 31, 2004, the Fund had a purchase-in-kind which resulted in a subscription into the Fund of $1,328,093.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,928,104 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $594,024 and net appreciation for financial reporting purposes was $9,334,080. At December 31, 2004, aggregate cost for financial reporting purposes was $28,053,150.

6. Transactions with “Affiliates”

    The term “affiliate” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended December 31, 2004, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/04	Cost	Shares	Cost	Shares	12/31/04	Gain/(Loss)

Korea Investment Opportunities Ltd.*	$262,500	—	—	—	—	$245,000	$—

*	The Advisor voluntarily waived duplicate advisory fees in the amount of $1,670 related to this investment.

7. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be

25

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $246.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(17,984,542)	$6,196,595	$(11,787,947)

26

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, forward foreign currency contracts and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $17,965,951 of unused capital losses of which $10,972,986, $6,677,976 and $314,989 expire in 2010, 2011, and 2012 respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2003 and June 30, 2004 of $18,591.

11. Subsequent Event

    On November 9, 2004, the Board of Trustees approved the merger of the Fund into the Munder International Equity Fund. The merger occurred on February 4, 2005.

12.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

14. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge,

27

Munder International Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

28

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29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLGR1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Large-Cap
Value Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER LARGE-CAP VALUE FUND

Fund Manager: The Munder Large-Cap Value Fund Team

    The Fund generated a 10.76% return for the six months ended December 31, 2004, compared to the 12.08% return for the Russell 1000 Value Index, the 8.34% median return for the Lipper universe of large-cap value funds and the 9.79% median return for the Lipper universe of multi-cap value funds. (Lipper includes the Fund in its multi-cap value universe.)

    The Fund had a strong absolute return for the six months ended December 31, but lagged its Russell 1000 Value benchmark. The strong performance of both the Fund and its benchmark was a reflection of the outperformance of value stocks during the six-month period. Compared to the 12.08% return for the Russell 1000 Value Index, the Russell 1000 Growth Index posted a significantly lower 3.47% return.

    The financials sector made the largest contribution to the absolute return of both the Fund and the Russell 1000 Value Index, given its strong performance and heavy weight in both the Fund and the Index. The Fund’s relative performance in the sector was boosted by good stock selection. Holdings of both E*TRADE Financial Corporation and Vornado Realty Trust, a real estate investment trust or REIT, were key drivers of the strong relative returns.

    Weakness in the information technology and industrials sectors of the Fund offset the relative strength of the financials sector. The position in Lexmark International, Inc. was largely responsible for the underperformance of the information technology sector. The company is focused on printing products and services, which include laser and multi-function printers, printing supplies, and technical support and maintenance. ARAMARK Corporation, a provider of a broad range of outsourced services, including food, uniforms and career apparel, was the primary source of relative weakness in the industrials sector. We eliminated the position in September because of disappointing earnings related in part to some new contracts that have not been implemented smoothly. In addition, we had concerns that the abrupt resignation of the company’s CEO might be an indication that the problems with the company were deeper and longer-term than a short-term disappointment in earnings.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap value funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap value universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,106.40	$7.80	1.47%
Class B	$1,000.00	$1,102.20	$11.76	2.22%
Class C	$1,000.00	$1,102.30	$11.76	2.22%
Class K	$1,000.00	$1,106.30	$7.80	1.47%
Class Y	$1,000.00	$1,107.60	$6.48	1.22%

Hypothetical
Class A	$1,000.00	$1,017.80	$7.48	1.47%
Class B	$1,000.00	$1,014.01	$11.27	2.22%
Class C	$1,000.00	$1,014.01	$11.27	2.22%
Class K	$1,000.00	$1,017.80	$7.48	1.47%
Class Y	$1,000.00	$1,019.06	$6.21	1.22%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 99.8%
Aerospace & Defense — 2.0%
17,564	United Technologies Corporation	$1,815,239

Auto Components — 1.5%
16,235	Magna International, Inc., Class A	1,340,199

Beverages — 1.5%
8,939	Anheuser-Busch Companies, Inc.	453,476
19,985	Constellation Brands, Inc., Class A†, **	929,502

		1,382,978

Building Products — 1.7%
41,908	Masco Corporation	1,530,899

Capital Markets — 4.7%
75,395	E*TRADE Financial Corporation†	1,127,155
11,701	Goldman Sachs Group, Inc. (The)	1,217,372
12,228	Lehman Brothers Holdings, Inc.	1,069,705
14,980	Merrill Lynch & Co., Inc.	895,355

		4,309,587

Chemicals — 3.7%
11,300	BASF AG, ADR**	813,826
40,138	Praxair, Inc.	1,772,093
10,800	Scotts Company (The)†	794,016

		3,379,935

Commercial Banks — 9.0%
36,772	Bank of America Corporation	1,727,916
56,010	U.S. Bancorp	1,754,233
31,700	Wachovia Corporation	1,667,420
26,988	Wells Fargo & Company	1,677,304
19,350	Zions Bancorporation	1,316,381

		8,143,254

Communications Equipment — 1.2%
72,080	Nokia Corporation, ADR	1,129,494

Computers & Peripherals — 2.3%
20,533	Hewlett-Packard Company	430,577
8,468	International Business Machines Corporation	834,776
9,916	Lexmark International, Inc., Class A†	842,860

		2,108,213

Consumer Finance — 0.6%
5,945	Capital One Financial Corporation	500,628

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Financial Services — 5.1%
72,801	Citigroup, Inc.	$3,507,552
28,259	J. P. Morgan Chase & Company	1,102,384

		4,609,936

Diversified Telecommunication Services — 4.5%
22,251	ALLTEL Corporation	1,307,469
33,426	SBC Communications, Inc.	861,388
47,819	Verizon Communications, Inc.	1,937,148

		4,106,005

Electric Utilities — 3.8%
7,500	Consolidated Edison, Inc.	328,125
4,612	DTE Energy Company	198,916
11,735	Edison International	375,872
5,534	Entergy Corporation	374,043
11,012	Exelon Corporation	485,299
4,609	FPL Group, Inc.	344,523
2,840	PPL Corporation	151,315
9,324	Progress Energy, Inc.	421,818
6,813	TXU Corp.**	439,847
9,062	Wisconsin Energy Corporation	305,480

		3,425,238

Electrical Equipment — 2.6%
23,395	Cooper Industries Ltd., Class A	1,588,287
15,239	Rockwell Automation, Inc.	755,092

		2,343,379

Electronic Equipment & Instruments — 1.1%
27,850	Amphenol Corporation, Class A†	1,023,209

Energy Equipment & Services — 1.6%
20,100	National-Oilwell, Inc.†, **	709,329
37,500	Pride International, Inc.†	770,250

		1,479,579

Food & Staples Retailing — 3.1%
32,500	BJ’s Wholesale Club, Inc.†, **	946,725
22,000	CVS Corporation	991,540
26,400	SUPERVALU, Inc.	911,328

		2,849,593

Food Products — 1.0%
24,000	Cadbury Schweppes PLC, ADR	904,800

See Notes to Financial Statements.

2

Shares		Value

Health Care Providers & Services — 2.2%
17,494	WellPoint, Inc.†	$2,011,810

Hotels, Restaurants & Leisure — 1.6%
10,374	Carnival Corporation	597,854
12,432	Harrah’s Entertainment, Inc.	831,576

		1,429,430

Household Durables — 3.3%
38,114	Centex Corporation	2,270,832
11,000	Pulte Homes, Inc.	701,800

		2,972,632

Household Products — 1.0%
13,605	Kimberly-Clark Corporation	895,345

Industrial Conglomerates — 5.2%
74,500	General Electric Company	2,719,250
55,628	Tyco International Ltd.	1,988,145

		4,707,395

Insurance — 5.6%
32,136	ACE Ltd.	1,373,814
17,710	Allstate Corporation (The)	915,961
11,874	American International Group, Inc.	779,766
23,600	MetLife, Inc.	956,036
18,600	Prudential Financial, Inc.	1,022,256

		5,047,833

Machinery — 1.5%
15,855	ITT Industries, Inc.	1,338,955

Media — 3.9%
29,774	Clear Channel Communications, Inc.	997,131
77,074	Comcast Corporation, Class A Special†	2,531,110

		3,528,241

Metals & Mining — 1.3%
36,762	Alcoa, Inc.	1,155,062

Multiline Retail — 0.9%
11,300	Neiman Marcus Group, Inc. (The), Class A**	808,402

Multi-Utilities & Unregulated Power — 1.0%
6,720	Dominion Resources, Inc.	455,213
9,383	Duke Energy Corporation	237,671
4,183	Equitable Resources, Inc.	253,741

		946,625

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Multi-Utilities & Unregulated Power (Continued)
Oil & Gas — 9.6%
29,420	Apache Corporation	$1,487,769
23,208	ChevronTexaco Corporation	1,218,652
17,500	ConocoPhillips	1,519,525
69,119	Exxon Mobil Corporation	3,543,040
8,900	Total SA, ADR**	977,576

		8,746,562

Paper and Forest Products — 0.0%#
412	Neenah Paper, Inc.†, **	13,431

Pharmaceuticals — 0.7%
25,320	Pfizer, Inc.	680,855

Real Estate — 3.8%
30,528	General Growth Properties, Inc., REIT	1,103,892
7,299	New Century Financial Corporation, REIT**	466,479
20,630	ProLogis, REIT	893,898
13,538	Vornado Realty Trust, REIT	1,030,648

		3,494,917

Software — 3.2%
45,300	BMC Software, Inc.†	842,580
44,710	Check Point Software Technologies Ltd.†	1,101,207
34,800	Microsoft Corporation	929,508

		2,873,295

Specialty Retail — 1.2%
53,800	Gap, Inc. (The)	1,136,256

Thrifts & Mortgage Finance — 2.8%
15,912	Federal Home Loan Mortgage Corporation	1,172,714
33,700	PMI Group, Inc. (The)	1,406,975

		2,579,689

TOTAL COMMON STOCKS
(Cost $66,578,169)		90,748,900

RIGHTS/ WARRANTS — 0.0%#
(Cost $4,838)
Communications Equipment — 0.0%#
3,291	Lucent Technologies Inc., expires 12/10/2007 (exercise price $2.75)†	5,200

See Notes to Financial Statements.

4

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.5%
(Cost $434,000)
$434,000	Agreement with State Street Bank & Trust Company, 1.500% dated 12/31/2004, to be repurchased at $434,054 on 01/03/2005, collateralized by $445,000 FNMA, 2.356% maturing 02/23/05†† (value $443,456)	$434,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 6.0%
(Cost $5,486,103)
5,486,103	State Street Navigator Securities Lending Trust — Prime Portfolio*	5,486,103

TOTAL INVESTMENTS
(Cost $72,503,110)	106.3	96,674,203
OTHER ASSETS AND LIABILITIES (Net)	(6.3)	(5,727,878)

NET ASSETS	100.0%	$90,946,325

*	As of December 31, 2004, the market value of securities on loan is $5,357,078.

**	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR   — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Munder Large-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	89.2%	$81,119,839
Bermuda	3.7	3,361,959
Canada	1.5	1,340,199
Israel	1.2	1,129,494
Germany	1.2	1,101,207
France	1.1	977,576
United Kingdom	1.0	904,800
Finland	0.9	813,826

TOTAL COMMON STOCKS	99.8	90,748,900
RIGHTS/WARRANTS	0.0 #	5,200
REPURCHASE AGREEMENT	0.5	434,000
COLLATERAL FOR SECURITIES ON LOAN	6.0	5,486,103

TOTAL INVESTMENTS	106.3	96,674,203
OTHER ASSETS AND LIABILITIES (Net)	(6.3)	(5,727,878)

NET ASSETS	100.0%	$90,946,325

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

6

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7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $5,357,078 of securities loaned)	$96,240,203
Repurchase agreement	434,000

Total Investments	96,674,203
Cash	651
Interest receivable	18
Dividends receivable	91,279
Receivable for investment securities sold	1,288,342
Receivable for Fund shares sold	94,716
Prepaid expenses and other assets	34,770

Total Assets	98,183,979

LIABILITIES:
Payable upon return of securities loaned	5,486,103
Payable for investment securities purchased	1,470,830
Payable for Fund shares redeemed	164,920
Trustees’ fees and expenses payable	23,169
Transfer agency/record keeping fees payable	20,421
Distribution and shareholder servicing fees payable — Class A, B and C Shares	13,592
Administration fees payable	12,156
Shareholder servicing fees payable — Class K Shares	7,631
Custody fees payable	1,800
Investment advisory fees payable	1,342
Accrued expenses and other payables	35,690

Total Liabilities	7,237,654

NET ASSETS	$90,946,325

Investments, at cost	$72,503,110

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(17,045)
Accumulated net realized loss on investments sold	(3,366,625)
Net unrealized appreciation of investments	24,171,771
Paid-in capital	70,158,224

$90,946,325

NET ASSETS:
Class A Shares	$6,978,431

Class B Shares	$10,374,524

Class C Shares	$3,230,032

Class K Shares	$33,924,982

Class Y Shares	$36,438,356

SHARES OUTSTANDING:
Class A Shares	478,891

Class B Shares	723,656

Class C Shares	225,435

Class K Shares	2,326,343

Class Y Shares	2,497,678

CLASS A SHARES:
Net asset value and redemption price per share	$14.57

Maximum sales charge	5.50%
Maximum offering price per share	$15.42

CLASS B SHARES:
Net asset value and offering price per share*	$14.34

CLASS C SHARES:
Net asset value and offering price per share*	$14.33

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$14.58

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.59

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$4,057
Dividends(a)	940,135
Securities lending	2,374

Total Investment Income	946,566

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,974
Class B Shares	49,181
Class C Shares	15,486
Shareholder servicing fees:
Class K Shares	46,937
Investment advisory fees	338,262
Administration fees	72,226
Transfer agency/record keeping fees	46,647
Legal and audit fees	26,245
Registration and filing fees	16,602
Custody fees	13,725
Trustees’ fees and expenses	12,859
Other	24,491

Total Expenses	670,635
Fees waived by transfer agent	(832)

Net Expenses	669,803

NET INVESTMENT INCOME	276,763

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	3,443,898
Futures contracts	(44,848)
Net change in unrealized appreciation/(depreciation) of:
Securities	5,470,599
Foreign currency-related transactions	184

Net realized and unrealized gain on investments	8,869,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,146,596

(a)	Net of foreign withholding taxes of $4,139.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$276,763	$450,648
Net realized gain from security transactions and futures contracts	3,399,050	3,527,613
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,470,783	13,435,596

Net increase in net assets resulting from operations	9,146,596	17,413,857
Dividends to shareholders from net investment income:
Class A Shares	(21,234)	(27,042)
Class B Shares	(7,971)	—
Class C Shares	(2,483)	—
Class K Shares	(106,593)	(192,569)
Class Y Shares	(154,994)	(210,652)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	85,369	(474,469)
Class B Shares	(525,003)	(962,190)
Class C Shares	(320,454)	(115,182)
Class K Shares	(8,734,668)	(16,144,145)
Class Y Shares	1,084,056	(514,719)

Net increase/(decrease) in net assets	442,621	(1,227,111)
NET ASSETS:
Beginning of period	90,503,704	91,730,815

End of period	$90,946,325	$90,503,704

Accumulated distributions in excess of net investment income	$(17,045)	$(533)

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$859,960	$1,722,797
Issued as reinvestment of dividends	16,186	20,750
Redeemed	(790,777)	(2,218,016)

Net increase/(decrease)	$85,369	$(474,469)

Class B Shares:
Sold	$1,203,913	$1,770,377
Issued as reinvestment of dividends	4,168	—
Redeemed*	(1,733,084)	(2,732,567)

Net decrease	$(525,003)	$(962,190)

Class C Shares:
Sold	$142,321	$766,143
Issued as reinvestment of dividends	1,607	—
Redeemed	(464,382)	(881,325)

Net decrease	$(320,454)	$(115,182)

Class K Shares:
Sold	$514,021	$2,830,492
Issued as reinvestment of dividends	48	47
Redeemed	(9,248,737)	(18,974,684)

Net decrease	$(8,734,668)	$(16,144,145)

Class Y Shares:
Sold	$2,203,112	$6,382,066
Issued as reinvestment of dividends	10,242	12,440
Redeemed	(1,129,298)	(6,909,225)

Net increase/(decrease)	$1,084,056	$(514,719)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	63,420	134,623
Issued as reinvestment of dividends	1,124	1,672
Redeemed	(59,463)	(179,557)

Net increase/(decrease)	5,081	(43,262)

Class B Shares:
Sold	90,133	144,926
Issued as reinvestment of dividends	290	—
Redeemed*	(131,053)	(221,456)

Net decrease	(40,630)	(76,530)

Class C Shares:
Sold	10,414	62,493
Issued as reinvestment of dividends	112	—
Redeemed	(35,500)	(71,979)

Net decrease	(24,974)	(9,486)

Class K Shares:
Sold	38,970	231,362
Issued as reinvestment of dividends	3	4
Redeemed	(667,522)	(1,563,618)

Net decrease	(628,549)	(1,332,252)

Class Y Shares:
Sold	162,145	507,668
Issued as reinvestment of dividends	717	991
Redeemed	(82,978)	(551,043)

Net increase/(decrease)	79,884	(42,384)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/04(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of year	$13.21		$10.98	$11.42		$13.06	$11.83	$14.98

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		0.06	0.07		0.05	0.08	0.18
Net realized and unrealized gain/(loss) on investments	1.36		2.23	(0.44)		(1.25)	1.70	(2.58)

Total from investment operations	1.40		2.29	(0.37)		(1.20)	1.78	(2.40)

Less distributions:
Dividends from net investment income	(0.04)		(0.06)	(0.07)		(0.04)	(0.07)	(0.16)
Distributions in excess of net investment income	—		—	—		—	—	(0.02)
Distributions from net realized gains	—		—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.04)		(0.06)	(0.07)		(0.44)	(0.55)	(0.75)

Net asset value, end of year	$14.57		$13.21	$10.98		$11.42	$13.06	$11.83

Total return(b)	10.64%		20.86%	(3.16)%		(9.06)%	15.32%	(16.45)%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$6,978		$6,259	$5,675		$7,179	$6,654	$5,121
Ratio of operating expenses to average net assets	1.47	%(e)	1.47%	1.35%		1.28%	1.22%	1.23%
Ratio of net investment income/ (loss) to average net assets	0.63	%(e)	0.52%	0.71%		0.34%	0.52%	1.37%
Portfolio turnover rate	15%		31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	1.47	%(e)	1.47%	1.35%		1.28%	1.22%	1.23%

(a)	The Munder Large-Cap Value Fund Class A Shares and Class B Shares commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/04(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

$13.02		$10.84	$11.29		$12.97	$11.79	$14.93

(0.01)		(0.03)	(0.01)		(0.04)	(0.02)	0.08
1.34		2.21	(0.44)		(1.24)	1.69	(2.57)

1.33		2.18	(0.45)		(1.28)	1.67	(2.49)

(0.01)		—	(0.00	)(d)	—	(0.01)	(0.08)
—		—	—		—	—	—
—		—	—		(0.40)	(0.48)	(0.57)
—		—	(0.00	)(d)	—	—	—

(0.01)		—	(0.00	)(d)	(0.40)	(0.49)	(0.65)

$14.34		$13.02	$10.84		$11.29	$12.97	$11.79

10.22%		20.11%	(3.98)%		(9.72)%	14.39%	(17.07)%

$10,375		$9,948	$9,119		$11,994	$10,905	$3,961
2.22	%(e)	2.22%	2.10%		2.03%	1.97%	1.98%
(0.12	)%(e)	(0.23)%	(0.04)%		(0.41)%	(0.23)%	0.62%
15%		31%	30%		30%	65%	91%
2.22	%(e)	2.22%	2.10%		2.03%	1.97%	1.98%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/04(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of year	$13.01		$10.84	$11.28		$12.96	$11.78	$14.91

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.03)	(0.01)		(0.04)	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	1.34		2.20	(0.43)		(1.24)	1.69	(2.56)

Total from investment operations	1.33		2.17	(0.44)		(1.28)	1.67	(2.48)

Less distributions:
Dividends from net investment income	(0.01)		—	(0.00	)(d)	—	(0.01)	(0.08)
Distributions from net realized gains	—		—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.01)		—	(0.00	)(d)	(0.40)	(0.49)	(0.65)

Net asset value, end of year	$14.33		$13.01	$10.84		$11.28	$12.96	$11.78

Total return(b)	10.23%		20.02%	(3.89)%		(9.73)%	14.40%	(17.02)%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$3,230		$3,257	$2,817		$3,733	$3,781	$1,073
Ratio of operating expenses to average net assets	2.22	%(e)	2.22%	2.10%		2.03%	1.97%	1.98%
Ratio of net investment income/ (loss) to average net assets	(0.12	)%(e)	(0.23)%	(0.04)%		(0.41)%	(0.23)%	0.62%
Portfolio turnover rate	15%		31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	2.22	%(e)	2.22%	2.10%		2.03%	1.97%	1.98%

(a)	The Munder Large-Cap Value Fund Class C Shares and Class K Shares commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year		Year	Year	Year
12/31/04(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

$13.22		$10.98	$11.43		$13.06	$11.84	$15.00

0.04		0.06	0.07		0.05	0.08	0.18
1.36		2.24	(0.45)		(1.24)	1.69	(2.59)

1.40		2.30	(0.38)		(1.19)	1.77	(2.41)

(0.04)		(0.06)	(0.07)		(0.04)	(0.07)	(0.18)
—		—	—		(0.40)	(0.48)	(0.57)
—		—	(0.00	)(d)	—	—	—

(0.04)		(0.06)	$(0.07)		$(0.44)	$(0.55)	$(0.75)

$14.58		$13.22	$10.98		$11.43	$13.06	$11.84

10.63%		20.96%	(3.25)%		(8.98)%	15.22%	(16.49)%

$33,925		$39,063	$47,087		$55,232	$80,625	$110,257
1.47	%(e)	1.47%	1.35%		1.28%	1.22%	1.23%
0.63	%(e)	0.52%	0.71%		0.34%	0.52%	1.37%
15%		31%	30%		30%	65%	91%
1.47	%(e)	1.47%	1.35%		1.28%	1.22%	1.23%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/04(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)		6/30/02	6/30/01	6/30/00(c)

Net asset value, beginning of year	$13.23		$10.99	$11.43		$13.07	$11.84	$15.00

Income/(loss) from investment operations:
Net investment income	0.06		0.09	0.10		0.07	0.10	0.21
Net realized and unrealized gain/(loss) on investments	1.36		2.24	(0.44)		(1.24)	1.71	(2.59)

Total from investment operations	1.42		2.33	(0.34)		(1.17)	1.81	(2.38)

Less distributions:
Dividends from net investment income	(0.06)		(0.09)	(0.10)		(0.07)	(0.10)	(0.18)
Distributions in excess of net investment income	—		—	—		—	—	(0.03)
Distributions from net realized gains	—		—	—		(0.40)	(0.48)	(0.57)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.06)		(0.09)	(0.10)		(0.47)	(0.58)	(0.78)

Net asset value, end of year	$14.59		$13.23	$10.99		$11.43	$13.07	$11.84

Total return(b)	10.76%		21.24%	(2.92)%		(8.83)%	15.59%	(16.28)%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$36,438		$31,977	$27,033		$77,446	$79,553	$73,435
Ratio of operating expenses to average net assets	1.22	%(e)	1.22%	1.10%		1.03%	0.97%	0.98%
Ratio of net investment income to average net assets	0.88	%(e)	0.76%	0.96%		0.59%	0.77%	1.62%
Portfolio turnover rate	15%		31%	30%		30%	65%	91%
Ratio of operating expenses to average net assets without expense waivers	1.22	%(e)	1.22%	1.10%		1.03%	0.97%	0.98%

(a)	The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1.  Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.  Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, and financial futures contracts are generally valued at the last quoted sale price on the primary market or

19

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $832 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $72,226 before payment of sub-administration fees and $46,906 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1600% for administrative services.

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,217 for its sub-transfer agency and other related services provided to the Fund for the year ended December 31, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares of the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $94 to Comerica Securities and $46,924 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $13,414,675 and $21,815,735 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,317,046 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,145,953 and net appreciation for financial reporting purposes was $24,171,093. At December 31, 2004, aggregate cost for financial reporting purposes was $72,503,110.

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004, total commitment fees for the Fund were $693.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, dividends of $430,263 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Post October	Unrealized
Undistributed	Loss/Capital	Appreciation/
Ordinary Income	Loss Carryover	(Depreciation)	Total

$21,862	$(6,747,278)	$18,682,591	$11,957,175

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $6,747,278 of unused capital losses of which $447,806 and $6,299,472 expires in 2009 and 2011, respectively. In addition, $447,806 of the losses expiring in 2009 may be further limited as these amounts were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund did not have net losses arising between November 1, 2003 and June 30, 2004.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.
11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

27

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

28

[This Page Intentionally Left Blank]

29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Michigan
Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The municipal market had stronger performance for the six-month period than the taxable bond market, with the Lehman Brothers Municipal Index posting a 5.19% return. The strongest returns came from the industrial development and pollution control revenue (IDR/PCR) segment of the municipal market.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and maturity ranges can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 MATURITY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER MICHIGAN TAX-FREE BOND FUND

Fund Manager: The Munder Michigan Tax-Free Bond Fund Team

    The Fund posted a 4.60% return for the six months ended December 31, compared to the 5.88% return for the Fund’s blended Lehman benchmark (an equally weighted combination of the Lehman Brothers 20-Year, 15-Year and 10-Year Municipal Bond Indexes), and the 4.41% median return for the Lipper universe of Michigan municipal debt funds.

    During the period, the Fund was hurt by its high quality focus and resulting underweight in lower-quality securities, such as industrial development and pollution control (IDR/PCR) bonds and hospital revenue bonds. For the six months ended December 31, revenue bonds outperformed the general obligation sector of the municipal market, due in large part to the strong performance of IDR/PCR bonds. According to the Lehman Indexes, the IDR/PCR market segment had a 10.25% return for the six-month period. These bonds tend to be lower quality securities (BAA1/BAA2) with non-traditional issuers. Hospital revenue bonds, which also tend to be lower quality (A1/A2), had a 6.49% return.

    An underweight in California bonds also hindered the Fund’s relative returns. Among individual states, California bonds showed strength with a 5.75% return for the six-month period.

    Partially offsetting these negative factors was the positive impact on performance of the Fund’s maturity structure. The Fund had a barbelled maturity structure, with the desired maturity reached through a combination of shorter-term and longer-term maturities. This structure tends to be especially positive for returns when the yield curve flattens, that is, as the gap between short-term and long-term yields narrows, as it did during the six months ended December 31. During that time, the yield on a 30-year municipal bond fell by 42 basis points (0.42 percentage points), while the yield on a two-year municipal note rose by 3 basis points, resulting in a 45 basis point reduction in the yield differential. One feature of the barbell, the overweight in securities with maturities greater than 22 years, was particularly helpful for performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-Year, 15-Year and 20-Year Municipal Bond Indexes are rules-based, market-value-weighted indexes that measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years, 12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of Michigan municipal debt funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you

iv

determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,043.70	$10.15	1.97%
Class B	$1,000.00	$1,039.60	$13.98	2.72%
Class C	$1,000.00	$1,039.80	$13.98	2.72%
Class K	$1,000.00	$1,043.70	$10.15	1.97%
Class Y	$1,000.00	$1,046.00	$8.87	1.72%

Hypothetical
Class A	$1,000.00	$1,015.27	$10.01	1.97%
Class B	$1,000.00	$1,011.49	$13.79	2.72%
Class C	$1,000.00	$1,011.49	$13.79	2.72%
Class K	$1,000.00	$1,015.27	$10.01	1.97%
Class Y	$1,000.00	$1,016.53	$8.74	1.72%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 93.6%
Michigan — 93.6%
$300,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	AAA	Aaa	$308,718
515,000	Clinton Township, Michigan, Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	AAA	Aaa	564,605
600,000	Delta Charter Township, Michigan, GO, (MBIA Insured), 5.000% due 05/01/2014	AAA	Aaa	661,278
750,000	Fowlerville, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 4.500% due 05/01/2015	AAA	Aaa	774,030
705,000	Grand Rapids, Michigan, Building Authority Revenue, 5.000% due 04/01/2016	AA	Aa2	787,922
500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	AAA	Aaa	523,535
375,000	Grand Traverse County, Michigan, Building Authority, GO, (FSA Insured), 4.000% due 11/01/2019	AAA	Aaa	370,436
635,000	Grand Valley, Michigan, State University Revenue, (FGIC Insured), 5.500% due 02/01/2018	AAA	Aaa	722,541
700,000	Green Oak Township, Michigan, GO, (MBIA Insured), 4.200% due 05/01/2021	NR	Aaa	697,508
400,000	Grosse Pointe, Michigan, Public Schools, GO, 4.750% due 05/01/2022	AA+	Aa2	414,488
300,000	Gull Lake Michigan Community School District, (FSA Insured, Q-SBLF), 5.000% due 05/01/2030	AAA	Aaa	308,535

See Notes to Financial Statements.

1

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$300,000	Hamilton, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.000% due 05/01/2024	AAA	Aaa	$308,196
750,000	Jenison, Michigan, Public Schools, GO, Building and Site, (FGIC Insured), 5.000% due 05/01/2021	AAA	Aaa	790,823
760,000	Kent County, Michigan, Airport Facility Revenue, 4.750% due 01/01/2016	AAA	Aaa	790,772
350,000	Kent County, Michigan, Building Authority, GO, 5.000% due 06/01/2021	AAA	Aaa	365,813
300,000	Kent Hospital, Finance Authority Michigan Revenue, (MBIA Insured), 1.980% due 01/15/2026†	AAA	Aaa	300,000
500,000	Kentwood, Michigan, Public Schools, GO, (MBIA Insured), 5.000% due 05/01/2023	AAA	Aaa	526,745
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	517,745
500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025	AAA	Aaa	554,170
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	AAA	Aaa	517,105
500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	AAA	Aaa	544,450

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$600,000	Michigan State Environmental Protection Program, GO, 6.250% due 11/01/2012	AA+	Aa1	$698,730
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A (AMBAC Insured), ETM, 6.000% due 05/15/2010	AAA	Aaa	361,129
500,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	509,170
500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	AAA	Aaa	609,985
300,000	Otsego Michigan Public School District, (FSA Insured, Q-SBLF), 5.000% due 05/01/2034	AAA	Aaa	308,994
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	518,535
	Redford, Michigan Unified School District, GO:
500,000	(AMBAC Insured, Q-SBLF), 5.500% due 05/01/2014	AAA	Aaa	575,495
350,000	Refunding, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2022	AAA	Aaa	386,473
250,000	Southfield, Michigan, Public Schools, School Building & Site, Series B, (FSA Insured, Q-SBLF), 5.250% due 05/01/2025	AAA	Aaa	269,863
500,000	Utica, Michigan, Community Schools District, GO, (Q-SBLF), 5.000% due 05/01/2020	AA+	Aa1	535,680
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	AA+	Aa1	442,368

See Notes to Financial Statements.

3

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	$336,837
400,000	Warren, Michigan, Downtown Development, GO, (MBIA Insured), 4.250% due 10/01/2026	AAA	Aaa	382,988
300,000	West Ottawa, Michigan, Public School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	310,782
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	AAA	Aaa	522,050

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $17,262,701)				18,118,494

Shares

INVESTMENT COMPANY SECURITIES — 5.8%
196,296	Dreyfus Tax-Exempt Cash Management	196,296
932,004	Valiant Tax Exempt Money Market Fund	932,004

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,128,300)		1,128,300

TOTAL INVESTMENTS
(Cost $18,391,001)	99.4%	19,246,794
OTHER ASSETS AND LIABILITIES (Net)	0.6	113,791

NET ASSETS	100.0%	$19,360,585

†	Variable rate security. Interest rate shown reflects the rate currently in effect.

See Notes to Financial Statements.

4

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
Q-SBLF — Qualified School Bond Loan Fund

See Notes to Financial Statements.

5

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004 the sector diversification of the Munder Michigan Tax-Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	64.9%	$12,556,868
Revenue	10.8	2,095,799
General Obligation	16.0	3,104,698
Escrowed to Maturity	1.9	361,129

TOTAL MUNICIPAL BONDS AND NOTES	93.6	18,118,494
INVESTMENT COMPANY SECURITIES	5.8	1,128,300

TOTAL INVESTMENTS	99.4	19,246,794
OTHER ASSETS AND LIABILITIES (Net)	0.6	113,791

NET ASSETS	100.0%	$19,360,585

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Michigan Tax-Free Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$19,246,794
Interest receivable	178,644
Dividends receivable	1,948
Prepaid expenses and other assets	5,059

Total Assets	19,432,445

LIABILITIES:
Trustees’ fees and expenses payable	20,200
Administration fees payable	9,186
Transfer agency/record keeping fees payable	8,844
Shareholder servicing fees payable — Class K Shares	2,514
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,392
Custody fees payable	850
Investment advisory fees payable	195
Accrued expenses and other payables	28,679

Total Liabilities	71,860

NET ASSETS	$19,360,585

Investments, at cost	$18,391,001

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$1,145
Undistributed net realized gain on investments sold	44,916
Net unrealized appreciation of investments	855,793
Paid-in capital	18,458,731

$19,360,585

NET ASSETS:
Class A Shares	$2,103,189

Class B Shares	$921,909

Class C Shares	$177,173

Class K Shares	$12,125,022

Class Y Shares	$4,033,292

SHARES OUTSTANDING:
Class A Shares	216,518

Class B Shares	94,608

Class C Shares	18,262

Class K Shares	1,248,281

Class Y Shares	414,714

CLASS A SHARES:
Net asset value and redemption price per share	$9.71

Maximum sales charge	4.00%
Maximum offering price per share	$10.11

CLASS B SHARES:
Net asset value and offering price per share*	$9.74

CLASS C SHARES:
Net asset value and offering price per share*	$9.70

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.71

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.73

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Michigan Tax-Free Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$440,908
Dividends	5,381

Total Investment Income	446,289

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,721
Class B Shares	4,847
Class C Shares	1,249
Shareholder servicing fees:
Class K Shares	16,560
Investment advisory fees	51,919
Administration fees	40,525
Legal and audit fees	26,386
Transfer agency/record keeping fees	23,738
Trustees’ fees and expenses	12,578
Printing and mailing fees	11,179
Custody fees	8,138
Registration and filing fees	1,557
Other	2,238

Total Expenses	203,635
Fees waived by transfer agent	(5)

Net Expenses	203,630

NET INVESTMENT INCOME	242,659

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	191,988
Net change in unrealized appreciation/(depreciation) of securities	477,032

Net realized and unrealized gain on investments	669,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$911,679

See Notes to Financial Statements.

10

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$242,659	$819,693
Net realized gain from security transactions	191,988	1,387,686
Net change in unrealized appreciation/(depreciation) of securities	477,032	(2,792,476)

Net increase/(decrease) in net assets resulting from operations	911,679	(585,097)
Dividends to shareholders from net investment income:
Class A Shares	(25,844)	(71,618)
Class B Shares	(7,836)	(23,895)
Class C Shares	(2,023)	(10,035)
Class K Shares	(156,107)	(577,265)
Class Y Shares	(54,259)	(134,337)
Distributions to shareholders from net realized gains:
Class A Shares	(74,451)	(131,232)
Class B Shares	(32,274)	(57,263)
Class C Shares	(7,680)	(17,714)
Class K Shares	(439,195)	(989,808)
Class Y Shares	(138,981)	(215,362)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(46,824)	(22,318)
Class B Shares	(46,251)	(224,724)
Class C Shares	(145,886)	(722,331)
Class K Shares	(1,848,900)	(16,058,667)
Class Y Shares	8,146	(49,934)

Net decrease in net assets	(2,106,686)	(19,891,600)
NET ASSETS
Beginning of period	21,467,271	41,358,871

End of period	$19,360,585	$21,467,271

Undistributed net investment income	$1,145	$4,555

See Notes to Financial Statements.

11

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$109,805	$729,301
Issued as reinvestment of dividends and distributions	68,089	144,653
Redeemed	(224,718)	(896,272)

Net decrease	$(46,824)	$(22,318)

Class B Shares:
Sold	$8,019	$96,487
Issued as reinvestment of dividends and distributions	18,443	37,585
Redeemed*	(72,713)	(358,796)

Net decrease	$(46,251)	$(224,724)

Class C Shares:
Sold	$8,850	$91,481
Issued as reinvestment of dividends and distributions	6,538	9,421
Redeemed	(161,274)	(823,233)

Net decrease	$(145,886)	$(722,331)

Class K Shares:
Sold	$225,730	$4,469,608
Redeemed	(2,074,630)	(20,528,275)

Net decrease	$(1,848,900)	$(16,058,667)

Class Y Shares:
Sold	$—	$64,538
Issued as reinvestment of dividends and distributions	8,146	13,414
Redeemed	—	(127,886)

Net increase/(decrease)	$8,146	$(49,934)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	11,037	70,891
Issued as reinvestment of dividends and distributions	6,943	14,251
Redeemed	(22,869)	(88,207)

Net decrease	(4,889)	(3,065)

Class B Shares:
Sold	815	9,479
Issued as reinvestment of dividends and distributions	1,875	3,688
Redeemed*	(7,382)	(34,912)

Net decrease	(4,692)	(21,745)

Class C Shares:
Sold	905	8,892
Issued as reinvestment of dividends and distributions	668	932
Redeemed	(16,301)	(79,161)

Net decrease	(14,728)	(69,337)

Class K Shares:
Sold	22,877	434,628
Redeemed	(210,100)	(1,994,478)

Net decrease	(187,223)	(1,559,850)

Class Y Shares:
Sold	—	6,164
Issued as reinvestment of dividends and distributions	830	1,315
Redeemed	—	(12,466)

Net increase/(decrease)	830	(4,987)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$9.74		$10.71	$10.21	$9.97	$9.44	$9.60

Income/(loss) from investment operations:
Net investment income	0.12		0.29	0.35	0.39	0.39	0.39
Net realized and unrealized gain/(loss) on investments	0.31		(0.46)	0.50	0.24	0.53	(0.15)

Total from investment operations	0.43		(0.17)	0.85	0.63	0.92	0.24

Less distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.35)	(0.39)	(0.39)	(0.40)
Distributions from net realized gains	(0.34)		(0.51)	—	—	—	—

Total distributions	(0.46)		(0.80)	(0.35)	(0.39)	(0.39)	(0.40)

Net asset value, end of period	$9.71		$9.74	$10.71	$10.21	$9.97	$9.44

Total return(b)	4.37%		(1.63)%	8.48%	6.47%	9.87%	2.59%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,103		$2,157	$2,404	$2,426	$1,951	$1,083
Ratio of operating expenses to average net assets	1.97	%(d)	1.48%	1.26%	0.93%	0.98%	1.03%
Ratio of net investment income to average net assets	2.33	%(d)	2.89%	3.31%	3.83%	3.98%	4.14%
Portfolio turnover rate	5%		11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	1.97	%(d)	1.48%	1.26%	0.93%	0.98%	1.03%

(a)	The Munder Michigan Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on February 15, 1994 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$9.77		$10.73	$10.23	$9.99	$9.47	$9.63

0.08		0.22	0.27	0.31	0.32	0.32
0.31		(0.45)	0.50	0.25	0.52	(0.15)

0.39		(0.23)	0.77	0.56	0.84	0.17

(0.08)		(0.22)	(0.27)	(0.32)	(0.32)	(0.33)
(0.34)		(0.51)	—	—	—	—

(0.42)		(0.73)	(0.27)	(0.32)	(0.32)	(0.33)

$9.74		$9.77	$10.73	$10.23	$9.99	$9.47

3.96%		(2.26)%	7.65%	5.66%	8.92%	1.82%

$922		$970	$1,299	$1,420	$662	$492
2.72	%(d)	2.23%	2.01%	1.68%	1.73%	1.78%
1.58	%(d)	2.14%	2.56%	3.08%	3.23%	3.39%
5%		11%	15%	10%	11%	13%
2.72	%(d)	2.23%	2.01%	1.68%	1.73%	1.78%

See Notes to Financial Statements.

15

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$9.73		$10.70	$10.21	$9.97	$9.46	$9.62

Income/(loss) from investment operations:
Net investment income	0.08		0.22	0.27	0.31	0.31	0.32
Net realized and unrealized gain/(loss) on investments	0.31		(0.46)	0.49	0.25	0.52	(0.15)

Total from investment operations	0.39		(0.24)	0.76	0.56	0.83	0.17

Less distributions:
Dividends from net investment income	(0.08)		(0.22)	(0.27)	(0.32)	(0.32)	(0.33)
Distributions from net realized gains	(0.34)		(0.51)	—	—	—	—

Total distributions	(0.42)		(0.73)	(0.27)	(0.32)	(0.32)	(0.33)

Net asset value, end of period	$9.70		$9.73	$10.70	$10.21	$9.97	$9.46

Total return(b)	3.98%		(2.36)%	7.57%	5.67%	8.82%	1.82%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$177		$321	$1,095	$125	$103	$110
Ratio of operating expenses to average net assets	2.72	%(d)	2.23%	2.01%	1.68%	1.73%	1.78%
Ratio of net investment income to average net assets	1.58	%(d)	2.14%	2.56%	3.08%	3.23%	3.39%
Portfolio turnover rate	5%		11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	2.72	%(d)	2.23%	2.01%	1.68%	1.73%	1.78%

(a)	The Munder Michigan Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on October 4, 1996 and January 3, 1994 respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$9.74		$10.71	$10.21	$9.97	$9.45	$9.62

0.12		0.29	0.35	0.39	0.39	0.39
0.31		(0.46)	0.50	0.24	0.52	(0.16)

0.43		(0.17)	0.85	0.63	0.91	0.23

(0.12)		(0.29)	(0.35)	(0.39)	(0.39)	(0.40)
(0.34)		(0.51)	—	—	—	—

(0.46)		(0.80)	(0.35)	(0.39)	(0.39)	(0.40)

$9.71		$9.74	$10.71	$10.21	$9.97	$9.45

4.37%		(1.63)%	8.48%	6.47%	9.75%	2.48%

$12,125		$13,983	$32,071	$41,647	$45,498	$45,515
1.97	%(d)	1.48%	1.26%	0.93%	0.98%	1.03%
2.33	%(d)	2.89%	3.31%	3.83%	3.98%	4.14%
5%		11%	15%	10%	11%	13%
1.97	%(d)	1.48%	1.26%	0.93%	0.98%	1.03%

See Notes to Financial Statements.

17

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$9.75		$10.72	$10.22	$9.98	$9.46	$9.62

Income/ (loss) from investment operations:
Net investment income	0.13		0.32	0.38	0.41	0.42	0.42
Net realized and unrealized gain/(loss) on investments	0.32		(0.46)	0.50	0.25	0.51	(0.16)

Total from investment operations	0.45		(0.14)	0.88	0.66	0.93	0.26

Less distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.38)	(0.42)	(0.41)	(0.42)
Distributions from net realized gains	(0.34)		(0.51)	—	—	—	—

Total distributions	(0.47)		(0.83)	(0.38)	(0.42)	(0.41)	(0.42)

Net asset value, end of period	$9.73		$9.75	$10.72	$10.22	$9.98	$9.46

Total return(b)	4.60%		(1.38)%	8.74%	6.73%	10.02%	2.84%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,033		$4,036	$4,490	$885	$1,483	$1,363
Ratio of operating expenses to average net assets	1.72	%(d)	1.23%	1.01%	0.68%	0.73%	0.78%
Ratio of net investment income to average net assets	2.58	%(d)	3.14%	3.56%	4.08%	4.23%	4.39%
Portfolio turnover rate	5%		11%	15%	10%	11%	13%
Ratio of operating expenses to average net assets without expense waivers	1.72	%(d)	1.23%	1.01%	0.68%	0.73%	0.78%

(a)	The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1.	Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Michigan Tax-Free Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from regular Federal income taxes and Michigan state income tax as is consistent with prudent investment management and preservation of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income

19

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $5 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

20

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $40,525 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.3902% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $732 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

21

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

22

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $0 to Comerica Securities and $16,701 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $918,237 and $4,076,199, respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $902,096 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $46,303 and net appreciation for financial reporting purposes was $855,793. At December 31, 2004, aggregate cost for financial reporting purposes was $18,391,001.

6. Geographic Concentration

    The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2004, investments in these insured securities represented 64.9% of the Fund.

23

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $169.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2004 was as follows:

	Tax-Exempt		Long-term
	Income	Ordinary Income	Capital Gains	Total

June 30, 2004	$793,062	$24,088	$1,411,379	$2,228,529

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Tax-exempt	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$26,307	$545,509	$375,399	$947,215

24

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    The difference between book and tax distributable earnings are primarily due to deferred trustees’ fees and premium amortization adjustments.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMTFBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER MICRO-CAP EQUITY FUND

Fund Managers: The Munder Micro-Cap Equity Fund Team

    The Fund earned a return of 16.07% for the six months ended December 31, 2004, relative to the 11.18% return for the Wilshire Micro Cap Index, the 10.83% return for

ii

the Russell 2000 Index and the 10.79% median return for the Lipper universe of small-cap core funds.

    During the period, the Fund benefited from the outperformance of small-cap stocks in general, with the return of the Russell 2000 Index beating the 7.81% return for the Russell 1000 Index, a benchmark for larger-cap stocks.

    For the Fund in particular, strong performance and a heavy weighting in the financials and industrials sectors made the largest contributions to absolute performance. The outperformance of the Fund versus its Wilshire benchmark also came primarily from these two sectors, as well as from the information technology sector.

    The financials sector added over four percentage points to the Fund’s relative return. Accredited Home Lenders Holding Company, a provider of mortgage banking services, was the top contributor to relative performance in the sector. American Home Mortgage Investment Corp. and New Century Financial Corporation also helped to drive the returns in the sector. New Century Financial was sold in December because its market capitalization was no longer small enough to be consistent with the Fund’s investment strategy.

    In the industrials sector, relative strength was due in large part to Essex Corporation, a company that develops and commercializes optoelectronic devices, and Ceradyne, Inc., a manufacturer of advanced technical ceramic products and components. Digi International, Inc. and RADWARE Ltd. boosted relative returns in the information technology sector of the Fund. Digi International provides wired and wireless hardware and software connectivity solutions, while RADWARE offers a broad range of solutions that enable customers to manage their network infrastructure, bypass systems failures and scale their infrastructure to accommodate increasing traffic.

    Weak relative performance of the Fund’s consumer discretionary holdings only partially offset the relative strength of the financials, industrials and information technology sectors. A relatively heavy weight in Drew Industries, Inc., a manufacturer of manufactured home and recreational vehicle components, and the lack of a position in Martha Stewart Living Omnimedia, Inc. were the top detractors from relative returns in the sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Wilshire Micro Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half (based on market capitalization) of the Dow Jones Wilshire 5000 Index, an index of all U.S. headquartered equity securities with readily available price data. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,159.40		$9.47	(1)	1.74%
Class B	$1,000.00		$1,155.10		$13.53	(1)	2.49%
Class C	$1,000.00		$1,155.10		$13.53	(1)	2.49%
Class K	$1,000.00		$1,159.70		$9.47	(1)	1.74%
Class R	$1,000.00	(2)	$1,209.60	(3)	$9.40	(3)	1.99%
Class Y	$1,000.00		$1,160.70		$8.11	(1)	1.49%

Hypothetical
Class A	$1,000.00		$1,016.43		$8.84	(1)	1.74%
Class B	$1,000.00		$1,012.65		$12.63	(1)	2.49%
Class C	$1,000.00		$1,012.65		$12.63	(1)	2.49%
Class K	$1,000.00		$1,016.43		$8.84	(1)	1.74%
Class R	$1,000.00		$1,015.17		$10.11	(4)	1.99%
Class Y	$1,000.00		$1,017.69		$7.58	(1)	1.49%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares

		Value

COMMON STOCKS — 93.7%
Aerospace & Defense — 2.0%
65,249	Ceradyne, Inc.†, ***	$3,732,895
186,900	Essex Corporation†, ***	3,784,725

		7,517,620

Auto Components — 4.5%
215,300	Drew Industries, Inc.†, ***	7,787,401
50,400	Keystone Automotive Industries, Inc.†	1,171,800
166,500	Noble International, Ltd.	3,394,935
252,500	Quantum Fuel Systems Technologies Worldwide, Inc.†, ***	1,520,050
36,300	R&B, Inc.†	907,137
164,800	Spartan Motors, Inc.	1,966,064

		16,747,387

Biotechnology — 0.6%
91,950	Neogen Corporation†	2,082,668

Building Products — 1.4%
120,000	Universal Forest Products, Inc.	5,208,000

Commercial Banks — 2.3%
78,600	Bank of the Ozarks, Inc.***	2,674,758
26,400	Capital Corp of the West	1,240,826
30,819	Mercantile Bank Corporation	1,217,351
81,850	Prosperity Bancshares, Inc.***	2,390,838
31,300	Vineyard National Bancorp***	1,028,518

		8,552,291

Commercial Services & Supplies — 4.0%
185,200	Exponent, Inc.†	5,091,148
65,400	Portfolio Recovery Associates, Inc.†, ***	2,695,788
68,050	Providence Service Corporation (The)†	1,427,009
237,100	Team, Inc.†, ***	3,686,905
200,000	WCA Waste Corporation†	2,090,000

		14,990,850

Communications Equipment — 1.3%
281,500	Digi International, Inc.†	4,838,985

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares

		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 0.9%
124,885	Rimage Corporation†	$2,005,653
40,000	Stratasys, Inc.†, ***	1,342,400

		3,348,053

Construction & Engineering — 0.7%
160,000	Keith Companies, Inc. (The)†	2,782,400

Consumer Finance — 2.5%
62,900	Ace Cash Express, Inc.†	1,865,614
174,400	First Cash Financial Services, Inc.†	4,658,224
107,600	World Acceptance Corporation†, ***	2,960,076

		9,483,914

Electronic Equipment & Instruments — 1.6%
57,100	Digital Theater Systems, Inc.†, ***	1,149,423
413,200	TTM Technologies, Inc.†	4,875,760

		6,025,183

Energy Equipment & Services — 2.4%
124,500	Enerflex Systems Ltd.	2,438,052
207,600	Pason Systems, Inc.	6,384,506

		8,822,558

Food Products — 0.3%
265,600	Darling International Inc.†	1,158,016

Health Care Equipment & Supplies — 3.3%
5,000	Adeza Biomedical Corporation†	87,750
100,900	Kensey Nash Corporation†, ***	3,484,077
306,921	Merit Medical Systems, Inc.†	4,689,753
103,700	PolyMedica Corporation***	3,866,973

		12,128,553

Health Care Providers & Services — 5.0%
258,600	Air Methods Corporation†, ***	2,223,960
130,950	America Service Group, Inc.†	3,505,531
143,400	American Dental Partners, Inc.†	2,718,864
42,600	American Healthways, Inc.†, ***	1,407,504
103,194	Horizon Health Corporation†, ***	2,877,049
80,900	ICON plc, ADR†	3,126,785

See Notes to Financial Statements.

2

Shares

		Value

Health Care Providers & Services (Continued)
73,800	LCA-Vision Inc.	$1,726,182
123,000	MEDTOX Scientific, Inc.†	1,107,000

		18,692,875

Hotels, Restaurants & Leisure — 0.1%
8,200	Shuffle Master, Inc.†, ***	386,220

Household Durables — 5.1%
221,200	Comstock Homebuilding Companies, Inc., Class A†	4,815,524
173,000	Craftmade International, Inc.	3,411,733
83,100	Dominion Homes, Inc.†	2,096,031
133,000	Levitt Corporation, Class A	4,065,810
135,000	Orleans Homebuilders, Inc.†, ***	2,679,750
47,400	Stanley Furniture Company, Inc.	2,130,630

		19,199,478

Industrial Conglomerates — 1.7%
303,300	Raven Industries, Inc.	6,463,323

Information Technology Services — 0.7%
52,700	ManTech International Corporation, Class A†, ***	1,251,098
48,000	StarTek, Inc.***	1,365,600

		2,616,698

Insurance — 4.2%
127,600	Hub International Limited	2,349,116
497,000	Meadowbrook Insurance Group, Inc.†	2,480,030
162,500	Scottish Re Group Limited***	4,208,750
150,000	Specialty Underwriters’ Alliance, Inc.†	1,425,000
420,000	Tower Group, Inc.	5,040,000

		15,502,896

Internet & Catalog Retail — 0.3%
57,300	Celebrate Express, Inc.†	1,088,700

Internet Software & Services — 1.7%
58,000	J2 Global Communications, Inc.†, ***	2,001,000
83,700	Websense, Inc.†, ***	4,245,264

		6,246,264

Leisure Equipment & Products — 1.4%
172,100	MarineMax, Inc.†	5,121,696

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares

		Value

COMMON STOCKS (Continued)
Machinery — 2.7%
105,000	Actuant Corporation, Class A†	$5,475,750
51,800	Cascade Corporation	2,069,410
113,400	Commercial Vehicle Group, Inc.†, ***	2,475,522

		10,020,682

Media — 0.3%
60,000	WPT Enterprises, Inc.†, ***	1,020,000

Metals & Mining — 0.9%
190,300	Metals USA, Inc.†, ***	3,530,065

Multiline Retail — 0.5%
100,900	Conn’s, Inc.†, ***	1,697,138

Oil & Gas — 5.0%
30,500	Arlington Tankers Ltd.†, ***	699,975
38,000	Atlas America, Inc.†, ***	1,358,500
644,700	Brigham Exploration Company†, ***	5,802,300
40,000	Carrizo Oil & Gas, Inc.†, ***	452,000
87,300	Nordic American Tanker Shipping Limited†, ***	3,409,065
124,000	Southwestern Energy Company†	6,285,560
15,805	World Fuel Services Corporation***	787,089

		18,794,489

Pharmaceuticals — 1.0%
210,100	Salix Pharmaceuticals, Ltd.†, ***	3,695,659

Real Estate — 17.6%
600,000	Aames Investment Corporation, REIT***	6,420,000
240,000	American Home Mortgage Investment Corp., REIT	8,220,000
339,700	Ashford Hospitality Trust, Inc., REIT	3,692,539
136,200	Bimini Mortgage Management, Inc., REIT†	2,187,372
145,000	Corporate Office Properties Trust, REIT	4,255,750
45,800	Correctional Properties Trust, REIT	1,322,704
146,800	Eagle Hospitality Properties, Inc., REIT	1,512,040
134,922	Feldman Mall Properties, Inc., REIT†, ***	1,755,335
93,100	First Potomac Realty Trust, REIT	2,122,680
128,100	Gramercy Capital Corp., REIT†	2,638,860
271,500	Hersha Hospitality Trust, Class A, REIT	3,108,675
130,600	Highland Hospitality Corporation, REIT	1,467,944
152,200	HomeBanc Corp., REIT†, ***	1,473,296
75,000	JER Investors Trust, Inc., REIT, 144A†, **, †††	1,125,000

See Notes to Financial Statements.

4

Shares

		Value

Real Estate (Continued)
256,000	KKR Financial Corporation, REIT, 144A†, **, †††	$2,624,000
237,600	Luminent Mortgage Capital, Inc., REIT	2,827,440
190,600	Medical Properties Trust, Inc, REIT, 144A†, **, †††	1,953,650
349,000	New York Mortgage Trust, Inc.	3,908,800
172,800	Newcastle Investment Corp., REIT	5,491,584
497,800	NorthStar Realty Finance Corp., REIT†	5,699,810
170,000	Sunset Financial Resources, Inc., REIT***	1,769,700

		65,577,179

Road & Rail — 4.9%
225,800	Genesee & Wyoming, Inc., Class A†	6,351,754
129,000	Marten Transport, Ltd.†	2,932,170
78,400	Mullen Transportation, Inc.	3,248,475
169,680	Old Dominion Freight Line, Inc.†	5,904,864

		18,437,263

Semiconductors & Semiconductor Equipment — 1.9%
221,100	Diodes, Incorporated†, ***	5,003,493
341,800	White Electronic Designs Corporation†	2,163,594

		7,167,087

Software — 2.2%
400,000	Citadel Security Software, Inc.†, ***	1,040,000
113,400	Docucorp International, Inc.†	1,077,300
127,300	RADWARE Ltd.†, ***	3,326,349
123,000	Sonic Solutions†, ***	2,760,120

		8,203,769

Specialty Retail — 4.2%
152,500	Hibbett Sporting Goods, Inc.†	4,058,025
227,100	Lithia Motors, Inc., Class A	6,090,822
105,700	Rush Enterprises, Inc., Class A,†, ***	1,715,511
212,800	Rush Enterprises, Inc., Class B, †	3,683,568

		15,547,926

Textiles, Apparel & Luxury Goods — 0.4%
77,300	Lakeland Industries, Inc.†, ***	1,568,417

Thrifts & Mortgage Finance — 2.6%
193,000	Accredited Home Lenders Holding Company†, ***	9,588,240

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares

		Value

COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.7%
55,987	Beacon Roofing Supply, Inc.†	$1,111,902
93,700	BlueLinx Holdings Inc.†, ***	1,355,839

		2,467,741

Wireless Telecommunication Services — 0.8%
488,000	LCC International, Inc., Class A†	2,845,040

TOTAL COMMON STOCKS
(Cost $233,439,452)		349,165,323

INVESTMENT COMPANY SECURITIES — 1.2%
16,500	iShares Russell 2000 Index Fund	2,136,750
152,200	NGP Capital Resources Company†, ***	2,339,314

		4,476,064

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,149,972)		4,476,064

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
320	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00)†, **	0
320	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 4.9%
(Cost $18,204,000)
$18,204,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $18,206,276, on 01/03/2005, collateralized by $18,635,000 FNMA, 2.288% maturing 02/23/2005 (value $18,570,355)††	18,204,000

See Notes to Financial Statements.

6

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 18.4%
(Cost $68,455,221)
68,455,221	State Street Navigator Securities Lending Trust – Prime Portfolio*	$68,455,221

TOTAL INVESTMENTS
(Cost $324,248,645)	118.2%	440,300,608
OTHER ASSETS AND LIABILITIES (Net)	(18.2)	(67,907,081)

NET ASSETS	100.0%	$372,393,527

*	As of December 31, 2004, the market value of the securities on loan is $66,772,115.

**	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $5,702,650, 1.5% of net assets.

***	Security, or a portion there of, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004 the country diversification (based on the country in which the company’s headquarters is located) of the Munder Micro-Cap Equity Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.9%	$319,974,250
Canada	3.9	14,420,149
Bermuda	2.2	8,317,790
Israel	0.9	3,326,349
Ireland	0.8	3,126,785

TOTAL COMMON STOCKS	93.7	349,165,323
INVESTMENT COMPANY SECURITIES	1.2	4,476,064
WARRANTS	0.0	0
REPURCHASE AGREEMENT	4.9	18,204,000
COLLATERAL FOR SECURITIES ON LOAN	18.4	68,455,221

TOTAL INVESTMENTS	118.2	440,300,608
OTHER ASSETS AND LIABILITIES (NET)	(18.2)	(67,907,081)

NET ASSETS	100.0%	$372,393,527

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $66,772,115 of securities loaned)	$422,096,608
Repurchase agreement	18,204,000

Total Investments	440,300,608
Cash	208,928
Foreign currency, at value	5,122
Interest receivable	759
Dividends receivable	548,271
Receivable for Fund shares sold	2,253,056
Prepaid expenses and other assets	57,698

Total Assets	443,374,442

LIABILITIES:
Payable upon return of securities loaned	68,455,221
Payable for investment securities purchased	1,007,446
Payable for Fund shares redeemed	791,223
Investment advisory fees payable	295,468
Transfer agency/record keeping fees payable	155,042
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	149,865
Administration fees payable	40,381
Trustees’ fees and expenses payable	21,788
Custody fees payable	6,859
Shareholder servicing fees payable — Class K Shares	1,248
Accrued expenses and other payables	56,374

Total Liabilities	70,980,915

NET ASSETS	$372,393,527

Investments, at cost	$324,248,645

Foreign currency, at cost	$5,052

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated net investment loss	$(983,126)
Undistributed net realized gain on investments sold	5,901,339
Net unrealized appreciation of investments	116,052,731
Paid-in capital	251,422,583

$372,393,527

NET ASSETS:
Class A Shares	$218,101,328

Class B Shares	$64,152,739

Class C Shares	$69,763,607

Class K Shares	$6,226,935

Class R Shares	$837,116

Class Y Shares	$13,311,802

SHARES OUTSTANDING:
Class A Shares	5,365,001

Class B Shares	1,675,821

Class C Shares	1,821,916

Class K Shares	153,124

Class R Shares	20,607

Class Y Shares	321,127

CLASS A SHARES:
Net asset value and redemption price per share	$40.65

Maximum sales charge	5.50%
Maximum offering price per share	$43.02

CLASS B SHARES:
Net asset value and offering price per share*	$38.28

CLASS C SHARES:
Net asset value and offering price per share*	$38.29

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$40.67

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$40.62

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$41.45

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$78,734
Dividends(a)	1,892,793
Securities lending	44,783

Total Investment Income	2,016,310

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	207,860
Class B Shares	280,517
Class C Shares	279,524
Class R Shares	510
Shareholder servicing fees:
Class K Shares	7,054
Investment advisory fees	1,476,632
Transfer agency/record keeping fees	349,722
Administration fees	199,636
Printing and mailing fees	44,019
Custody fees	38,924
Registration and filing fees	33,549
Legal and audit fees	30,301
Trustees’ fees and expenses	12,768
Other	20,302

Total Expenses	2,981,318
Fees waived by transfer agent	(2,440)

Net Expenses	2,978,878

NET INVESTMENT LOSS	(962,568)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	9,284,999
Options written	801,879
Foreign currency-related transactions	719
Net change in unrealized appreciation/(depreciation) of:
Securities	39,639,488
Options written	83,538
Foreign currency-related transactions	531

Net realized and unrealized gain on investments	49,811,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,848,586

(a)	Net of foreign withholding taxes of $8,058.

See Notes to Financial Statements.

12

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(962,568)	$(1,674,818)
Net realized gain from security transactions, options written and foreign currency-related transactions	10,087,597	20,234,800
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	39,723,557	49,182,984

Net increase in net assets resulting from operations	48,848,586	67,742,966
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	45,437,444	49,265,022
Class B Shares	431,128	(3,127,458)
Class C Shares	10,361,174	13,514,308
Class K Shares	(320,091)	(32,154)
Class R Shares	777,197	—
Class Y Shares	1,530,704	(2,441,935)
Short-term trading fees	22,285	69,430

Net increase in net assets	107,088,427	124,990,179
NET ASSETS:
Beginning of period	265,305,100	140,314,921

End of period	$372,393,527	$265,305,100

Accumulated net investment loss	$(983,126)	$(20,558)

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$73,625,134	$124,052,955
Redeemed	(28,187,690)	(74,787,933)

Net increase	$45,437,444	$49,265,022

Class B Shares:
Sold	$7,252,406	$14,171,995
Redeemed*	(6,821,278)	(17,299,453)

Net increase/(decrease)	$431,128	$(3,127,458)

Class C Shares:
Sold	$14,843,520	$21,969,494
Redeemed	(4,482,346)	(8,455,186)

Net increase	$10,361,174	$13,514,308

Class K Shares:
Sold	$27,000	$717,516
Redeemed	(347,091)	(749,670)

Net decrease	$(320,091)	$(32,154)

Class R Shares:
Sold	$788,767	$—
Redeemed	(11,570)	—

Net increase	$777,197	$—

Class Y Shares:
Sold	$2,155,103	$1,373,030
Redeemed	(624,399)	(3,814,965)

Net increase/(decrease)	$1,530,704	$(2,441,935)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	2,041,370	3,822,478
Redeemed	(788,753)	(2,299,049)

Net increase	1,252,617	1,523,429

Class B Shares:
Sold	214,198	458,942
Redeemed*	(202,761)	(572,101)

Net increase/(decrease)	11,437	(113,159)

Class C Shares:
Sold	436,252	692,070
Redeemed	(132,924)	(276,491)

Net increase	303,328	415,579

Class K Shares:
Sold	738	21,103
Redeemed	(9,937)	(25,237)

Net decrease	(9,199)	(4,134)

Class R Shares:
Sold	20,893	—
Redeemed	(286)	—

Net increase	20,607	—

Class Y Shares:
Sold	60,207	43,264
Redeemed	(17,135)	(117,619)

Net increase/(decrease)	43,072	(74,355)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$35.06		$23.96	$25.12	$25.38	$28.80	$18.16

Income/(loss) from investment operations:
Net investment loss	(0.07)		(0.15)	(0.20)	(0.27)	(0.31)	(0.32)
Net realized and unrealized gain/(loss) on investments	5.66		11.24	(0.96)	0.01	(2.10)	10.96

Total from investment operations	5.59		11.09	(1.16)	(0.26)	(2.41)	10.64

Less distributions:
Distributions from net realized gains	—		—	—	—	(1.00)	—
Distributions in excess of net realized gains	—		—	—	—	(0.01)	—

Total distributions	—		—	—	—	(1.01)	—

Short-term trading fees	0.00	(e)	0.01	—	—		—

Net asset value, end of period	$40.65		$35.06	$23.96	$25.12	$25.38	$28.80

Total return(b)	15.94%		46.33%	(4.66)%	(0.99)%	(8.43)%	58.59%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$218,101		$144,184	$62,027	$56,222	$34,017	$35,960
Ratio of operating expenses to average net assets	1.74	%(d)	1.80%	1.98%	1.66%	1.65%	1.68%
Ratio of net investment loss to average net assets	(0.36	)%(d)	(0.47)%	(1.00)%	(1.12)%	(1.28)%	(1.23)%
Portfolio turnover rate	19%		52%	66%	118%	142%	187%
Ratio of operating expenses to average net assets without expense waivers	1.74	%(d)	1.81%	1.99%	1.67%	1.65%	1.68%

(a)	The Munder Micro-Cap Equity Fund Class A Shares and Class B Shares commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$33.14		$22.81	$24.10	$24.52	$28.02	$17.84

(0.19)		(0.37)	(0.34)	(0.43)	(0.47)	(0.50)
5.33		10.69	(0.95)	0.01	(2.02)	10.68

5.14		10.32	(1.29)	(0.42)	(2.49)	10.18

—		—	—	—	(1.00)	—
—		—	—	—	(0.01)	—

—		—	—	—	(1.01)	—

0.00	(e)	0.01	—	—	—

$38.28		$33.14	$22.81	$24.10	$24.52	$28.02

15.51%		45.22%	(5.35)%	(1.67)%	(8.97)%	57.06%

$64,153		$55,158	$40,548	$49,062	$40,095	$45,480
2.49	%(d)	2.55%	2.73%	2.41%	2.40%	2.43%
(1.11	)%(d)	(1.22)%	(1.75)%	(1.87)%	(2.03)%	(1.98)%
19%		52%	66%	118%	142%	187%
2.49	%(d)	2.56%	2.74%	2.42%	2.40%	2.43%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$33.15		$22.82	$24.11	$24.53	$28.03	$17.85

Income/(loss) from investment operations:
Net investment loss	(0.19)		(0.37)	(0.34)	(0.44)	(0.47)	(0.50)
Net realized and unrealized gain/(loss) on investments	5.33		10.69	(0.95)	0.02	(2.02)	10.68

Total from investment operations	5.14		10.32	(1.29)	(0.42)	(2.49)	10.18

Less distributions:
Distributions from net realized gains	—		—	—	—	(1.00)	—
Distributions in excess of net realized gains	—		—	—	—	(0.01)	—

Total distributions	—		—	—	—	(1.01)	—

Short-term trading fees	0.00	(e)	0.01	—	—	—	—

Net asset value, end of period	$38.29		$33.15	$22.82	$24.11	$24.53	$28.03

Total return(b)	15.51%		45.20%	(5.35)%	(1.67)%	(8.93)%	56.97%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$69,764		$50,341	$25,175	$28,050	$19,276	$20,588
Ratio of operating expenses to average net assets	2.49	% (d)	2.55%	2.73%	2.41%	2.40%	2.43%
Ratio of net investment loss to average net assets	(1.11	)%(d)	(1.22)%	(1.75)%	(1.87)%	(2.03)%	(1.98)%
Portfolio turnover rate	19%		52%	66%	118%	142%	187%
Ratio of operating expenses to average net assets without expense waivers	2.49	% (d)	2.56%	2.74%	2.42%	2.40%	2.43%

(a)	The Munder Micro-Cap Equity Fund Class C Shares and Class K Shares commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$35.07		$23.96	$25.13	$25.37	$28.75	$18.15

(0.07)		(0.15)	(0.20)	(0.27)	(0.31)	(0.31)
5.67		11.25	(0.97)	0.03	(2.06)	10.91

5.60		11.10	(1.17)	(0.24)	(2.37)	10.60

—		—	—	—	(1.00)	—
—		—	—	—	(0.01)	—

—		—	—	—	(1.01)	—

0.00	(e)	0.01	—	—	—	—

$40.67		$35.07	$.23.96	$25.13	$25.37	$28.75

15.97%		46.31%	(4.62)%	(0.95)%	(8.30)%	58.40%

$6,227		$5,693	$3,989	$5,300	$7,014	$6,393
1.74	%(d)	1.80%	1.98%	1.66%	1.65%	1.68%
(0.36	)(d)	(0.47)%	(1.00)%	(1.12)%	(1.28)%	(1.23)%
19%		52%	66%	118%	142%	187%
1.74	%(d)	1.81%	1.99%	1.67%	1.65%	1.68%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended
	12/31/2004(c)
	(Unaudited

Net asset value, beginning of period	$33.58

Income/(loss) from investment operations:
Net investment loss	(0.07)
Net realized and unrealized gain/(loss) on investments	7.11

Total from investment operations	7.04

Less distributions:
Distributions from net realized gains	—
Distributions in excess of net realized gains	—

Total distributions	—

Short-term trading fees	0.00	(e)

Net asset value, end of period	$40.62

Total return(b)	20.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$837
Ratio of operating expenses to average net assets	1.99	% (d)
Ratio of net investment loss to average net assets	(0.49	)%(d), (f)
Portfolio turnover rate	19%
Ratio of operating expenses to average net assets without expense waivers	1.99	%(d)

(a)	The Munder Micro-Cap Equity Fund Class R Shares and Y Shares commenced operations on July 29, 2004 and December 26, 1996 respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

(f)	Ratio of net investment income to average net assets varies by class in an amount other than the differing 12b-1 fees due to the mid-period commencement of the class.

See Notes to Financial Statements.

20

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2004(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$35.71		$24.34	$25.46	$25.63	$28.97	$18.27

(0.02)		(0.07)	(0.15)	(0.21)	(0.25)	(0.25)
5.76		11.43	(0.97)	0.04	(2.08)	10.95

5.74		11.36	(1.12)	(0.17)	(2.33)	10.70

—		—	—	—	(1.00)	—
—		—	—	—	(0.01)	—

—		—	—	—	(1.01)	—

0.00	(e)	0.01	—	—	—	—

$41.45		$35.71	$24.34	$25.46	$25.63	$28.97

16.07%		46.71%	(4.40)%	(0.66)%	(8.10)%	58.57%

$13,312		$9,928	$8,576	$13,515	$12,560	$22,737
1.49	%(d)	1.55%	1.73%	1.41%	1.40%	1.43%
(0.11	)(d)	(0.22)%	(0.75)%	(0.87)%	(1.03)%	(1.02)%
19%		52%	66%	118%	142%	187%
1.49	%(d)	1.56%	1.74%	1.42%	1.40%	1.43%

See Notes to Financial Statements.

21

[This Page Intentionally Left Blank]

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts and options, are generally valued at the last quoted sale price on the primary market or exchange where such

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund wrote call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $2,440 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Annual
Fund Net Assets	Fee:

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $199,636 before payment of sub-administration fees and $133,355 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1351% for administrative services.

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $267 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an quarterly annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $27 to Comerica Securities and $6,841 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $98,325,774 and $55,585,865 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $117,838,734 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,786,771 and net appreciation for financial reporting purposes was $116,051,963. At December 31, 2004, aggregate cost for financial reporting purposes was $324,248,645.

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    For the period ended December 31, 2004, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	1,500	$417,087
Written during the period	900	385,992
Exercised during the period	(1,800)	(697,883)
Expired during the period	(400)	(54,798)
Closed during the period	(200)	(50,398)

Balance at end of period	—	$—

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $2,043.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(4,171,687)	$76,381,247	$72,209,560

    The differences between book and tax distributable earnings are primarily due to wash sales, option loss deferrals, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $4,171,687 of unused capital losses expiring in 2011.

9.	Subsequent Events

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

    On November 9, 2004, the Board of Trustees approved the merger of the Munder Small Company Growth Fund into the Munder Micro-Cap Equity Fund, subject to approval by shareholders at a Special Meeting held on February 24, 2005. The merger is expected to occur as of the close of business on February 25, 2005.

10.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

11.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12.	Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder MidCap
Select Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER MIDCAP SELECT FUND

Fund Manager: The Munder MidCap Select Fund Team

    The Fund earned a return of 9.70% for the six months ended December 31, 2004, relative to the 9.81% return for the S&P MidCap 400® Index and the 7.64% median return for the Lipper universe of mid-cap growth funds.

ii

    During the period, the Fund benefited from the strong performance of mid-cap stocks, with the return of the S&P MidCap 400® Index besting the 7.19% return for the S&P 500® Index, which represents larger-cap stocks. Within the mid-cap sector of the market, the strongest returns came from the materials, financials, consumer discretionary, utilities and energy sectors, all of which earned double-digit returns. The Fund also enjoyed double-digit returns in each of these five sectors, as well as in the telecommunication services sector.

    On a relative basis, versus the S&P MidCap 400® Index, the Fund’s position in Nextel Partners, Inc., which is not represented in the Index, helped performance in the telecommunication services sector. Strong stock selection also helped to boost the Fund’s comparative returns in the information technology and energy sectors. SRA International, Inc., Cognizant Technology Solutions Corporation, ValueClick, Inc. and Digital River Incorporated were among the key contributors to relative returns in the information technology sector. SRA International provides information technology services and solutions, including strategic consulting, systems design and development, and operations management, to U.S. federal government organizations. Cognizant Technology Solutions provides technology design, development, integration and maintenance services for Fortune 1000 companies. ValueClick offers products and services that enable its customers to optimize their advertising and marketing campaigns on the Internet and through other media. Digital River focuses on comprehensive electronic commerce outsourcing solutions.

    The energy sector of the Fund benefited from positions in Precision Drilling Corporation and Kinder Morgan, Inc., neither of which is represented in the S&P MidCap® 400 benchmark, and XTO Energy, Inc. Precision Drilling provides land drilling services to oil and gas exploration and production companies, while Kinder Morgan provides energy and related services, including the sale of natural gas, the operation of natural gas pipelines and the construction of natural gas-fired electric generation facilities. XTO Energy is involved in the acquisition, development, exploitation and exploration of producing oil and gas properties.

    The positive impact on relative performance from the information technology and energy sectors was partially offset by weaker relative returns in the consumer discretionary and health care sectors. In the consumer discretionary sector, the outperformance of Penn National Gaming, Inc. was offset by the weaker relative returns of Netflix, Inc., International Game Technology, American Axle & Manufacturing Holdings, Inc. and Tractor Supply Company. The position in Netflix, an Internet-based DVD rental service, was eliminated in August. While we believe there is significant market potential for the concept, we were concerned about higher subscriber acquisition costs and an increasingly competitive landscape, particularly from Blockbuster Video, which has set aggressive prices for its competing service.

    In the health care sector of the Fund, Accredo Health, Incorporated and VCA Antech, Inc. were largely responsible for the weak relative returns. Accredo Health, which supplies special contract pharmacy services to patients with chronic illnesses, was eliminated from the Fund in October after the company lowered its earnings outlook,

iii

citing drug reimbursement and higher supply costs. VCA Antech operates veterinary diagnostic laboratories and full-service animal hospitals.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of mutual funds that have been in existence since the Fund’s inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2004 and ending December 31, 2004.

Actual Expenses

    Except as otherwise noted, the section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,095.90		$7.34	(1)	1.39%
Class B	$1,000.00		$1,091.60		$11.28	(1)	2.14%
Class C	$1,000.00		$1,091.40		$11.28	(1)	2.14%
Class K	$1,000.00		$1,096.00		$7.34	(1)	1.39%
Class R	$1,000.00	(2)	$1,158.70	(3)	$7.57	(3)	1.64%
Class Y	$1,000.00		$1,097.00		$6.03	(1)	1.14%

Hypothetical
Class A	$1,000.00		$1,018.20		$7.07	(1)	1.39%
Class B	$1,000.00		$1,014.42		$10.87	(1)	2.14%
Class C	$1,000.00		$1,014.42		$10.87	(1)	2.14%
Class K	$1,000.00		$1,018.20		$7.07	(1)	1.39%
Class R	$1,000.00		$1,016.94		$8.34	(4)	1.64%
Class Y	$1,000.00		$1,019.46		$5.80	(1)	1.14%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04 – 12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04 – 12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 94.1%
Aerospace & Defense — 2.9%
86,300	L-3 Communications Holding, Inc.	$6,320,612

Auto Components — 1.1%
80,400	American Axle & Manufacturing Holdings, Inc.	2,465,064

Beverages — 1.5%
68,700	Constellation Brands, Inc., Class A†	3,195,237

Biotechnology — 1.8%
109,700	Gilead Sciences, Inc.†	3,838,403

Capital Markets — 3.8%
43,000	Affiliated Managers Group, Inc.†	2,912,820
180,500	Ameritrade Holding Corporation†	2,566,710
56,300	Investors Financial Services Corp.	2,813,874

		8,293,404

Chemicals — 2.1%
92,500	Airgas, Inc.	2,452,175
45,300	Praxair, Inc.	1,999,995

		4,452,170

Commercial Banks — 1.6%
76,400	UCBH Holdings, Inc.	3,500,648

Commercial Services & Supplies — 1.6%
74,600	Stericycle, Inc.†	3,427,870

Communications Equipment — 2.1%
99,700	Comverse Technology, Inc.†	2,437,665
700,500	JDS Uniphase Corporation†	2,220,585

		4,658,250

Construction Materials — 1.4%
52,000	Florida Rock Industries, Inc.	3,095,560

Energy Equipment & Services — 3.0%
157,900	Patterson-UTI Energy, Inc.	3,071,155
53,500	Precision Drilling Corporation†	3,359,800

		6,430,955

Food Products — 1.5%
179,600	Tyson Foods, Inc., Class A	3,304,640

See Notes to Financial Statements.

1

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Gas Utilities — 1.2%
59,500	New Jersey Resources Corporation	$2,578,730

Health Care Equipment & Supplies — 2.3%
20,700	Kinetic Concepts, Inc.†	1,579,410
65,500	ResMed, Inc.†	3,347,050

		4,926,460

Health Care Providers & Services — 8.0%
61,800	Coventry Health Care, Inc.†	3,280,344
66,100	Health Management Associates, Inc., Class A	1,501,792
75,300	Patterson Companies, Inc.†	3,267,267
24,100	Quest Diagnostics Incorporated	2,302,755
88,900	Renal Care Group, Inc.†	3,199,511
192,900	VCA Antech, Inc.†	3,780,840

		17,332,509

Hotels, Restaurants & Leisure — 4.1%
101,800	International Game Technology	3,499,884
89,900	Penn National Gaming, Inc.†	5,443,445

		8,943,329

Household Durables — 4.5%
33,900	KB Home	3,539,160
45,200	Pulte Homes, Inc.	2,883,760
51,500	Standard Pacific Corporation	3,303,210

		9,726,130

Information Technology Services — 3.5%
72,600	Cognizant Technology Solutions Corporation, Class A†	3,073,158
69,000	SRA International, Inc.†	4,429,800

		7,502,958

Insurance — 3.6%
43,650	ACE Limited	1,866,037
38,600	Ambac Financial Group, Inc.	3,170,218
51,200	RenaissanceRe Holdings Ltd.	2,666,496

		7,702,751

See Notes to Financial Statements.

2

Shares		Value

Internet Software & Services — 3.4%
89,200	Digital River Incorporated†	$3,711,612
269,700	ValueClick, Inc.†	3,595,101

		7,306,713

Machinery — 4.7%
72,500	Briggs & Stratton Corporation	3,014,550
53,500	Oshkosh Truck Corporation	3,658,330
43,400	Toro Company (The)	3,530,590

		10,203,470

Media — 1.4%
45,000	Getty Images, Inc.†	3,098,250

Metals and Mining — 1.6%
34,100	Phelps Dodge Corporation	3,373,172

Multiline Retail — 0.9%
19,700	Kmart Holding Corporation†	1,949,315

Multi-Utilities & Unregulated Power — 1.3%
45,600	Equitable Resources, Inc.	2,766,096

Oil & Gas — 6.0%
166,600	Chesapeake Energy Corporation	2,748,900
56,100	Kinder Morgan, Inc.	4,102,593
90,200	Pioneer Natural Resources Company	3,166,020
83,600	XTO Energy, Inc.	2,957,768

		12,975,281

Personal Products — 1.6%
72,100	Alberto-Culver Company	3,501,897

Real Estate — 6.3%
138,200	Friedman, Billings, Ramsey Group, Inc., Class A, REIT	2,679,698
119,600	Impac Mortgage Holdings, Inc., REIT	2,711,332
76,311	New Century Financial Corporation, REIT†	4,877,036
126,000	Ventas, Inc., REIT	3,453,660

		13,721,726

Road & Rail — 2.6%
162,450	Old Dominion Freight Line, Inc.†	5,653,260

Semiconductors & Semiconductor Equipment — 1.9%
151,500	FormFactor, Inc†	4,111,710

See Notes to Financial Statements.

3

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Software — 1.0%
162,750	Red Hat, Inc.†	$2,172,713

Specialty Retail — 6.9%
38,800	Chico’s FAS, Inc.†	1,766,564
88,700	Dick’s Sporting Goods, Inc.†	3,117,805
135,500	Foot Locker, Inc.	3,649,015
90,600	Regis Corporation	4,181,190
59,500	Tractor Supply Company†	2,213,995

		14,928,569

Water Utilities — 1.4%
126,925	Aqua America, Inc.	3,121,086

Wireless Telecommunication Services — 1.5%
164,700	Nextel Partners, Inc., Class A†	3,218,238

TOTAL COMMON STOCKS
(Cost $170,985,898)		203,797,176

INVESTMENT COMPANY SECURITIES — 1.5%
(Cost $3,176,818)
26,200	Standard & Poor’s MidCap 400® Depositary Receipts — Midcap SPDR Trust, Series 1	3,170,200

Principal
Amount

REPURCHASE AGREEMENT — 4.7%
(Cost $10,283,000)
$10,283,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $10,284,285 on 01/03/2005, collateralized by $10,530,000 FNMA, 2.356% maturing 02/23/2005* (value $10,493,471)	10,283,000

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $184,445,716)	100.3%	$217,250,376
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(576,195)

NET ASSETS	100.0%	$216,674,181

†	Non-income producing security.

*	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:

FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder MidCap Select Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$206,967,376
Repurchase agreement	10,283,000

Total Investments	217,250,376
Cash	518
Interest receivable	428
Dividends receivable	169,392
Receivable for Fund shares sold	2,743,430
Prepaid expenses and other assets	39,206

Total Assets	220,203,350

LIABILITIES:
Payable for investment securities purchased	3,176,818
Payable for Fund shares redeemed	213,624
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	34,439
Accrued expenses and other payables	30,529
Administration fees payable	25,169
Transfer agency/record keeping fees payable	17,590
Trustees’ fees and expenses payable	17,455
Shareholder servicing fees payable — Class K Shares	8,154
Investment advisory fees payable	3,950
Custody fees payable	1,441

Total Liabilities	3,529,169

NET ASSETS	$216,674,181

Investments, at cost	$184,445,716

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(207,767)
Undistributed net realized gain on investments sold	862,704
Net unrealized appreciation of investments	32,804,660
Paid-in capital	183,214,584

$216,674,181

NET ASSETS:
Class A Shares	$52,613,109

Class B Shares	$14,472,282

Class C Shares	$16,800,600

Class K Shares	$43,415,654

Class R Shares	$2,317

Class Y Shares	$89,370,219

SHARES OUTSTANDING:
Class A Shares	2,616,773

Class B Shares	744,683

Class C Shares	862,704

Class K Shares	2,160,308

Class R Shares	115

Class Y Shares	4,392,423

CLASS A SHARES:
Net asset value and redemption price per share	$20.11

Maximum sales charge	5.50%
Maximum offering price per share	$21.28

CLASS B SHARES:
Net asset value and offering price per share*	$19.43

CLASS C SHARES:
Net asset value and offering price per share*	$19.47

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$20.10

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$20.08

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$20.35

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder MidCap Select Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$65,854
Dividends	648,562

Total Investment Income	714,416

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	35,290
Class B Shares	53,191
Class C Shares	45,469
Class R Shares	7
Shareholder servicing fees:
Class K Shares	36,999
Investment advisory fees	481,288
Administration fees	97,762
Transfer agency/record keeping fees	53,988
Legal and audit fees	26,301
Custody fees	20,630
Registration and filing fees	18,910
Trustees’ fees and expenses	12,441
Other	22,645

Total Expenses	904,921
Fees waived by transfer agent	(372)

Net Expenses	904,549

NET INVESTMENT LOSS	(190,133)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	2,593,900
Net change in unrealized appreciation/(depreciation) of securities	13,909,327

Net realized and unrealized gain on investments	16,503,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,313,094

See Notes to Financial Statements.

8

Munder MidCap Select Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(190,133)	$(513,924)
Net realized gain from security transactions	2,593,900	3,815,130
Net change in unrealized appreciation/(depreciation) of securities	13,909,327	11,966,803

Net increase in net assets resulting from operations	16,313,094	15,268,009
Net increase in net assets from Fund share transactions:
Class A Shares	33,343,732	9,319,586
Class B Shares	4,394,242	4,610,588
Class C Shares	11,309,665	2,183,062
Class K Shares	14,193,858	23,456,053
Class R Shares	2,000	—
Class Y Shares	41,384,228	6,178,080

Net increase in net assets	120,940,819	61,015,378
NET ASSETS:
Beginning of period	95,733,362	34,717,984

End of period	$216,674,181	$95,733,362

Accumulated net investment loss	$(207,767)	$(17,634)

(a)	The Munder MidCap Select Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

9

Munder MidCap Select Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold	$35,185,424	$13,449,359
Redeemed	(1,841,692)	(4,129,773)

Net increase	$33,343,732	$9,319,586

Class B Shares:
Sold	$5,505,435	$5,629,561
Redeemed	(1,111,193)	(1,018,973)

Net increase	$4,394,242	$4,610,588

Class C Shares:
Sold	$11,719,181	$2,623,812
Redeemed	(409,516)	(440,750)

Net increase	$11,309,665	$2,183,062

Class K Shares:
Sold	$16,209,210	$25,329,124
Redeemed	(2,015,352)	(1,873,071)

Net increase	$14,193,858	$23,456,053

Class R Shares:
Sold	$2,000	$—

Net increase	$2,000	$—

Class Y Shares:
Sold	$43,332,127	$12,489,097
Redeemed	(1,947,899)	(6,311,017)

Net increase	$41,384,228	$6,178,080

(a)	The Munder MidCap Select Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold	1,905,676	799,587
Redeemed	(100,464)	(244,146)

Net increase	1,805,212	555,441

Class B Shares:
Sold	310,517	350,250
Redeemed	(63,233)	(64,047)

Net increase	247,284	286,203

Class C Shares:
Sold	661,469	161,089
Redeemed	(23,531)	(28,009)

Net increase	637,938	133,080

Class K Shares:
Sold	865,452	1,507,390
Redeemed	(111,111)	(106,471)

Net increase	754,341	1,400,919

Class R Shares:
Sold	115	—

Net increase	115	—

Class Y Shares:
Sold	2,222,402	752,063
Redeemed	(104,668)	(394,996)

Net increase	2,117,734	357,067

(a)	The Munder MidCap Select Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Period
	12/31/04(c)		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$18.35		$13.94		$13.34	$14.62	$15.47

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.14)		(0.19)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.80		4.55		0.79	(1.16)	0.76

Total from investment operations	1.76		4.41		0.60	(1.28)	0.68

Less distributions:
Distributions from net realized gains	—		—		—	—	(1.41)
Distributions in excess of net realized gains	—		—		—	—	(0.12)

Total distributions	—		—		—	—	(1.53)

Net asset value, end of period	$20.11		$18.35		$13.94	$13.34	$14.62

Total return(b)	9.59%		31.64%		4.50%	(8.76)%	4.54%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$52,613		$14,892		$3,570	$2,237	$2,351
Ratio of operating expenses to average net assets	1.39	%(d)	1.57%		1.87%	1.43%	1.44	%(d)
Ratio of net investment loss to average net assets	(0.28	)%(d)	(0.86	)%(e)	(1.46)%	(0.91)%	(0.85	)%(d)
Portfolio turnover rate	18%		53%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.39	%(d)	1.57%		1.88%	1.43%	1.66	%(d)

(a)	The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year		Year	Year	Period
12/31/04(c)		Ended		Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

$17.80		$13.63		$13.14	$14.51	$15.42

(0.11)		(0.27)		(0.27)	(0.23)	(0.13)
1.74		4.44		0.76	(1.14)	0.75

1.63		4.17		0.49	(1.37)	0.62

—		—		—	—	(1.41)
—		—		—	—	(0.12)

—		—		—	—	(1.53)

$19.43		$17.80		$13.63	$13.14	$14.51

9.16%		30.59%		3.73%	(9.44)%	4.12%

$14,472		$8,855		$2,878	$2,339	$1,655
2.14	%(d)	2.32%		2.62%	2.18%	2.19	%(d)
(1.03	)%(d)	(1.64	)%(e)	(2.21)%	(1.66)%	(1.60	)%(d)
18%		53%		58%	55%	81%
2.14	%(d)	2.32%		2.63%	2.18%	2.41	%(d)

See Notes to Financial Statements.

13

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Period
	12/31/04(c)		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$17.84		$13.65		$13.17	$14.53	$16.37

Income/(loss) from investment operations:
Net investment loss	(0.12)		(0.27)		(0.27)	(0.23)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.75		4.46		0.75	(1.13)	(0.18)

Total from investment operations	1.63		4.19		0.48	(1.36)	(0.31)

Less distributions:
Distributions from net realized gains	—		—		—	—	(1.41)
Distributions in excess of net realized gains	—		—		—	—	(0.12)

Total distributions	—		—		—	—	(1.53)

Net asset value, end of period	$19.47		$17.84		$13.65	$13.17	$14.53

Total return(b)	9.14%		30.70%		3.64%	(9.36)%	(1.81)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$16,801		$4,010		$1,252	$1,297	$838
Ratio of operating expenses to average net assets	2.14	%(d)	2.32%		2.62%	2.18%	2.19	%(d)
Ratio of net investment loss to average net assets	(1.03	)%(d)	(1.64	)%(e)	(2.21)%	(1.66)%	(1.60	)%(d)
Portfolio turnover rate	18%		53%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.14	%(d)	2.32%		2.63%	2.18%	2.41	%(d)

(a)	Prior to the close of business on October 31, 2003 the Munder MidCap Select Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. The Munder MidCap Select Fund Class K Shares and Class R Shares commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels for Class C Shares and Class K Shares; and due to the mid-period commencement for Class R Shares.

See Notes to Financial Statements.

14

K Shares						R Shares

Period Ended		Year		Period		Period Ended
12/31/04(c)		Ended		Ended		12/31/04(c)
(Unaudited)		6/30/04(c)		6/30/03(c)		(Unaudited)

$18.34		$13.94		$12.38		$17.33

(0.03)		(0.13)		(0.11)		(0.05)
1.79		4.53		1.67		2.80

1.76		4.40		1.56		2.75

—		—		—		—
—		—		—		—

—		—		—		—

$20.10		$18.34		$13.94		$20.08

9.60%		31.56%		12.60%		15.87%

$43,416		$25,788		$70		$2
1.39	%(d)	1.57%		1.87	%(d)	1.64	%(d)
(0.28	)%(d)	(0.77	)%(e)	(1.46	)%(d)	(0.67	)%(d)(e)
18%		53%		58%		18%
1.39	%(d)	1.57%		1.88	%(d)	1.64	%(d)

See Notes to Financial Statements.

15

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$18.55		$14.05		$13.42	$14.66	$15.47	$10.85

Income/(loss) from investment operations:
Net investment loss	0.00	(f)	(0.11)		(0.15)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.80		4.61		0.78	(1.15)	0.78	4.87

Total from investment operations	1.80		4.50		0.63	(1.24)	0.72	4.84

Less distributions:
Distributions from net realized gains	—		—		—	—	(1.41)	(0.22)
Distributions in excess of net realized gains	—		—		—	—	(0.12)	—

Total distributions	—		—		—	—	(1.53)	(0.22)

Net asset value, end of period	$20.35		$18.55		$14.05	$13.42	$14.66	$15.47

Total return(b)	9.70%		32.03%		4.69%	(8.46)%	4.82%	45.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$89,370		$42,188		$26,948	$26,013	$25,800	$13,024
Ratio of operating expenses to average net assets	1.14	%(d)	1.32%		1.62%	1.18%	1.19%	1.18%
Ratio of net investment loss to average net assets	(0.03	)%(d)	(0.69	)%(e)	(1.21)%	(0.66)%	(0.60)%	(0.44)%
Portfolio turnover rate	18%		53%		58%	55%	81%	128%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.14	%(d)	1.32%		1.63%	1.18%	1.41%	1.23%

(a)	The Munder Mid-Cap Select Fund Class Y Shares commenced operations on June 24, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment loss to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder MidCap Select Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/ or reclassified as Class C Shares.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity

17

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with

18

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $372 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $97,762 before payment of sub-administration fees and $64,262 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1522% for administrative services.

19

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,445 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to

20

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $23 to Comerica Securities and $37,243 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $122,417,510 and $21,960,634 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,713,537 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $908,877 and net appreciation for financial reporting purposes was $32,804,660. At December 31, 2004, aggregate cost for financial reporting purposes was $184,445,716.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

21

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $726.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital	Unrealized
Loss Carryover	Appreciation/(Depreciation)	Total

$(1,640,374)	$18,804,511	$17,164,137

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $1,640,374 of unused capital losses expiring in 2011.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase

22

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMID1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Multi-Season
Growth Fund ®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
    Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER MULTI-SEASON GROWTH FUND

Fund Manager: The Munder Multi-Season Growth Fund Team

    The Fund generated a return of 7.62% for the six-month period ended December 31. This compares to the 7.19% return for the S&P 500® Index, the 5.94% median return

ii

for the Lipper universe of large-cap core funds and the 6.60% return for the Lipper universe of multi-cap growth mutual funds. (Lipper includes the Fund in its Lipper multi-cap growth universe.)

    The Fund had strong absolute and relative performance for the six months ended December 31. The Fund’s financials, consumer discretionary, information technology and energy sectors made the largest contributions to absolute performance.

    Stock selection in the information technology sector provided the largest boost to the Fund’s relative return for the six-month period. The 9.28% return for the Fund’s information technology sector for the six-month period was significantly greater than the 2.32% return for the S&P 500®’s information technology sector. Positions in CACI International, Inc., Cognizant Technology Solutions Corporation and Marvell Technology Group Ltd. were the drivers of relative performance in that sector.

    The Fund’s health care sector, with a 4.03% return, compared to the -0.47% return for the S&P 500®’s health care sector, also boosted the Fund’s relative performance. The position in UnitedHealth Group, Inc. and the lack of holdings in Merck & Co., Inc. were the primary reasons for the Fund’s good relative returns in that sector.

    The relative strength in the Fund’s information technology and health care sectors was only partially offset by weakness in the industrials sector, where the Fund’s return of 1.04% lagged the 9.94% return of the S&P 500®’s industrials sector. The relative weakness was due almost entirely to the Fund’s position in Corinthian Colleges, Inc., a company that provides education services through for-profit, post-secondary schools focused on career training. After maintaining earnings projections of 25% to 30% annual growth, management reversed course during the third quarter of 2004 and issued a forecast calling for 0% earnings growth. Investors adjusted their expectations for the company, and its stock price fell significantly. The position was eliminated in August.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap core universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,075.10	$7.74	1.48%
Class B	$1,000.00	$1,070.70	$11.64	2.23%
Class C	$1,000.00	$1,070.20	$11.64	2.23%
Class K	$1,000.00	$1,074.80	$7.74	1.48%
Class Y	$1,000.00	$1,076.20	$6.44	1.23%

Hypothetical
Class A	$1,000.00	$1,017.74	$7.53	1.48%
Class B	$1,000.00	$1,013.96	$11.32	2.23%
Class C	$1,000.00	$1,013.96	$11.32	2.23%
Class K	$1,000.00	$1,017.74	$7.53	1.48%
Class Y	$1,000.00	$1,019.00	$6.26	1.23%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 99.2%
Aerospace & Defense — 1.5%
21,763	L-3 Communications Holdings, Inc.	$1,593,922

Air Freight & Logistics — 1.6%
16,400	FedEx Corporation	1,615,236

Automobiles — 1.1%
19,600	Harley-Davidson, Inc.	1,190,700

Biotechnology — 1.0%
16,355	Amgen, Inc.†	1,049,173

Capital Markets — 2.7%
26,900	Investors Financial Services Corp.**	1,344,462
19,650	Legg Mason, Inc.	1,439,559

		2,784,021

Chemicals — 0.7%
12,600	Sigma-Aldrich Corporation	761,796

Commercial Banks — 5.3%
37,200	Bank of America Corporation	1,748,028
9,400	Commerce Bancorp, Inc.**	605,360
30,000	UCBH Holdings, Inc.	1,374,600
29,000	Wells Fargo & Company	1,802,350

		5,530,338

Commercial Services & Supplies — 1.4%
44,400	Education Management Corporation†	1,465,644

Communications Equipment — 1.3%
69,317	Cisco Systems, Inc.†	1,337,818

Computers & Peripherals — 4.1%
41,388	Dell, Inc.†	1,744,090
15,406	International Business Machines Corporation	1,518,724
11,063	Lexmark International, Inc., Class A†	940,355

		4,203,169

Construction Materials — 1.0%
16,800	Florida Rock Industries, Inc.**	1,000,104

See Notes to Financial Statements.

1

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Finance — 3.4%
12,600	Capital One Financial Corporation	$1,061,046
29,000	MBNA Corporation	817,510
30,500	SLM Corporation	1,628,395

		3,506,951

Diversified Financial Services — 2.2%
46,562	Citigroup, Inc.	2,243,357

Diversified Telecommunication Services — 0.8%
14,700	ALLTEL Corporation	863,772

Electronic Equipment & Instruments — 1.0%
15,400	CDW Corporation	1,021,790

Energy Equipment & Services — 0.9%
12,600	BJ Services Company	586,404
6,319	Noble Corporation†	314,307

		900,711

Food & Staples Retailing — 5.6%
41,327	SYSCO Corporation	1,577,452
54,833	Wal-Mart Stores, Inc.	2,896,279
33,033	Walgreen Company	1,267,476

		5,741,207

Health Care Equipment & Supplies — 1.7%
19,600	Biomet, Inc.	850,444
18,600	Medtronic, Inc.	923,862

		1,774,306

Health Care Providers & Services — 6.4%
28,043	Caremark Rx, Inc.†	1,105,735
13,358	Express Scripts, Inc.†	1,021,086
39,771	Health Management Associates, Inc., Class A**	903,597
6,300	Quest Diagnostics Incorporated	601,965
18,622	UnitedHealth Group, Inc.	1,639,295
11,300	WellPoint, Inc.†	1,299,500

		6,571,178

Hotels, Restaurants & Leisure — 1.2%
47,250	Applebee’s International, Inc.	1,249,762

See Notes to Financial Statements.

2

Shares		Value

Household Durables — 3.2%
31,000	D.R. Horton, Inc.	$1,249,610
18,600	Pulte Homes, Inc.	1,186,680
12,400	Toll Brothers, Inc.†	850,764

		3,287,054

Household Products — 2.0%
37,234	Procter & Gamble Company (The)	2,050,849

Industrial Conglomerates — 4.0%
19,600	3M Company	1,608,572
70,048	General Electric Company	2,556,752

		4,165,324

Information Technology Services — 2.8%
19,300	CACI International, Inc.†, **	1,314,909
37,250	Cognizant Technology Solutions Corporation, Class A†	1,576,792

		2,891,701

Insurance — 5.2%
35,881	American International Group, Inc.	2,356,305
17,571	Brown & Brown, Inc.**	765,217
20,100	Prudential Financial Inc.	1,104,696
23,700	W.R. Berkley Corporation	1,117,929

		5,344,147

Machinery — 1.5%
27,900	Danaher Corporation	1,601,739

Oil & Gas — 6.4%
16,800	Apache Corporation	849,576
22,800	ChevronTexaco Corporation	1,197,228
10,500	ConocoPhillips	911,715
61,700	Exxon Mobil Corporation	3,162,742
10,300	Ultra Petroleum Corp.†	495,739

		6,617,000

Personal Products — 2.5%
32,513	Alberto-Culver Company	1,579,156
26,900	Avon Products, Inc.	1,041,030

		2,620,186

See Notes to Financial Statements.

3

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Pharmaceuticals — 5.6%
41,373	Johnson & Johnson	$2,623,876
73,369	Pfizer, Inc.	1,972,892
40,300	Teva Pharmaceutical Industries Limited, ADR**	1,203,358

		5,800,126

Real Estate — 1.2%
35,280	General Growth Properties, Inc., REIT	1,275,725
Road & Rail — 1.7%
38,200	J.B. Hunt Transport Services, Inc.	1,713,270

Semiconductors & Semiconductor Equipment — 4.3%
59,914	Intel Corporation	1,401,389
41,400	Marvell Technology Group Ltd.†	1,468,458
17,800	Maxim Integrated Products, Inc.	754,542
99,245	Taiwan Semiconductor Manufacturing Company Ltd., ADR	842,590

		4,466,979

Software — 3.5%
98,208	Microsoft Corporation	2,623,136
39,300	Symantec Corporation	1,012,368

		3,635,504

Specialty Retail — 7.4%
20,600	Advance Auto Parts, Inc.	899,808
32,000	Bed Bath & Beyond, Inc.†	1,274,560
32,067	Lowe’s Companies, Inc.	1,846,739
25,783	O’Reilly Automotive, Inc.†, **	1,161,524
36,200	PETCO Animal Supplies, Inc.†	1,429,176
32,000	Staples, Inc.	1,078,720

		7,690,527

Thrifts & Mortgage Finance — 0.9%
12,600	Federal National Mortgage Association	897,246

Water Utilities — 1.0%
40,074	Aqua America, Inc.	985,420

Wireless Telecommunication Services — 1.1%
37,200	Nextel Communications, Inc., Class A†	1,116,000

TOTAL COMMON STOCKS
(Cost $75,485,543)		102,563,752

See Notes to Financial Statements.

4

Shares		Value

RIGHTS/ WARRANTS — 0.0%#
(Cost $32,650)
Communications Equipment — 0.0%#
22,211	Lucent Technologies Incorporated, expires 12/10/2007, (exercise price: $2.75)†	$35,093

Principal
Amount

REPURCHASE AGREEMENT — 2.3%
(Cost $2,406,000)
$2,406,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $2,406,301 on 01/03/2005, collateralized by $2,406,000 FHLB, 2.319% maturing 03/08/2005†† (value $2,454,142)	2,406,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 7.2%
(Cost $7,405,097)
7,405,097	State Street Navigator Securities Lending Trust — Prime Portfolio*	7,405,097

TOTAL INVESTMENTS
(Cost $85,329,290)	108.7%	112,409,942
OTHER ASSETS AND LIABILITIES (Net)	(8.7)	(9,020,385)

NET ASSETS	100.0%	$103,389,557

*	As of December 31, 2004 the market value of the securities on loan is $7,245,922.

**	Security, or a portion there of, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder Multi-Season Growth Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,245,922 of securities loaned)	$110,003,942
Repurchase agreement	2,406,000

Total Investments	112,409,942
Cash	115
Interest receivable	100
Dividends receivable	47,443
Receivable for Fund shares sold	18,990
Prepaid expenses and other assets	34,844

Total assets	112,511,434

LIABILITIES:
Payable for Fund shares redeemed	1,582,967
Payable upon return of securities loaned	7,405,097
Trustees’ fees and expenses payable	32,715
Transfer agency/record keeping fees payable	30,822
Distribution and shareholder servicing fees payable — Class A, B and C Shares	18,189
Administration fees payable	14,283
Investment advisory fees payable	3,968
Shareholder servicing fees payable — Class K Shares	3,743
Custody fees payable	2,984
Accrued expenses and other payables	27,109

Total liabilities	9,121,877

NET ASSETS	$103,389,557

Investments, at cost	$85,329,290

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$94,928
Accumulated net realized loss on investments sold	(30,470,353)
Net unrealized appreciation/(depreciation) of investments	27,080,652
Paid-in capital	106,684,330

$103,389,557

NET ASSETS:
Class A Shares	$30,043,814

Class B Shares	$7,233,351

Class C Shares	$4,973,233

Class K Shares	$8,853,074

Class Y Shares	$52,286,085

SHARES OUTSTANDING:
Class A Shares	2,056,634

Class B Shares	549,349

Class C Shares	374,677

Class K Shares	604,435

Class Y Shares	3,460,505

CLASS A SHARES:
Net asset value and redemption price per share	$14.61

Maximum sales charge	5.50%
Maximum offering price per share	$15.46

CLASS B SHARES:
Net asset value and offering price per share*	$13.17

CLASS C SHARES:
Net asset value and offering price per share*	$13.27

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$14.65

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.11

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Multi-Season Growth Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$10,891
Dividends(a)	855,058
Securities lending	2,444

Total Investment Income	868,393

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	36,625
Class B Shares	36,521
Class C Shares	22,715
Shareholder servicing fees:
Class K Shares	11,690
Investment advisory fees	383,675
Administration fees	81,235
Transfer agency/record keeping fees	66,917
Legal and audit fees	26,563
Custody fees	17,295
Registration and filing fees	15,579
Trustees’ fees and expenses	14,184
Other	27,424

Total Expenses	740,423
Fees waived by transfer agent	(1,366)

Net Expenses	739,057

NET INVESTMENT INCOME	129,336

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	3,557,770
Net change in unrealized appreciation/(depreciation) of securities	3,446,546

Net realized and unrealized gain on investments	7,004,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,133,652

(a)	Net of dividend withholding taxes of $5,137.

See Notes to Financial Statements.

8

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income/(loss)	$129,336	$(400,082)
Net realized gain from security transactions	3,557,770	15,136,897
Net change in unrealized appreciation/(depreciation) of securities	3,446,546	5,747,398

Net increase in net assets resulting from operations	7,133,652	20,484,213
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,238,577)	(4,118,104)
Class B Shares	(1,422,528)	(3,824,193)
Class C Shares	29,872	(1,063,828)
Class K Shares	(1,911,646)	(7,816,631)
Class Y Shares	(7,476,294)	(8,838,318)

Net decrease in net assets	(5,885,521)	(5,176,861)
NET ASSETS:
Beginning of year	109,275,078	114,451,939

End of year	$103,389,557	$109,275,078

Undistributed/ (Accumulated) net investment income/(loss)	$94,928	$(34,408)

See Notes to Financial Statements.

9

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$870,511	$4,767,449
Redeemed	(3,109,088)	(8,885,553)

Net decrease	$(2,238,577)	$(4,118,104)

Class B Shares:
Sold	$247,243	$818,903
Redeemed*	(1,669,771)	(4,643,096)

Net decrease	$(1,422,528)	$(3,824,193)

Class C Shares:
Sold	$579,486	$725,600
Redeemed	(549,614)	(1,789,428)

Net increase/(decrease)	$29,872	$(1,063,828)

Class K Shares:
Sold	$97,334	$350,387
Redeemed	(2,008,980)	(8,167,018)

Net decrease	$(1,911,646)	$(7,816,631)

Class Y Shares:
Sold	$494,769	$3,218,127
Redeemed	(7,971,063)	(12,056,445)

Net decrease	$(7,476,294)	$(8,838,318)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	64,499	368,535
Redeemed	(228,899)	(693,188)

Net decrease	(164,400)	(324,653)

Class B Shares:
Sold	19,850	70,231
Redeemed*	(138,197)	(402,391)

Net decrease	(118,347)	(332,160)

Class C Shares:
Sold	46,802	66,189
Redeemed	(44,988)	(155,527)

Net increase/(decrease)	1,814	(89,338)

Class K Shares:
Sold	7,233	27,568
Redeemed	(147,730)	(653,155)

Net decrease	(140,497)	(625,587)

Class Y Shares:
Sold	35,964	244,049
Redeemed	(571,728)	(902,173)

Net decrease	(535,764)	(658,124)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$13.59		$11.39	$11.72	$15.64		$20.63	$22.05

Income/(Loss) from investment operations:
Net investment income/(loss)	0.01		(0.05)	(0.02)	(0.03)		(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.01		2.25	(0.31)	(3.34)		(2.64)	(0.02)

Total from investment operations	1.02		2.20	(0.33)	(3.37)		(2.70)	(0.05)

Less distributions:
Distributions from net realized gains	—		—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	—		—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$14.61		$13.59	$11.39	$11.72		$15.64	$20.63

Total return(b)	7.51%		19.32%	(2.82)%	(21.72)%		(14.51)%	0.22%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$30,044		$30,186	$28,983	$32,255		$48,009	$65,569
Ratio of operating expenses to average net assets	1.48	%(e)	1.48%	1.33%	1.21%		1.21%	1.24%
Ratio of net investment income/ (loss) to average net assets	0.21	%(e)	(0.38)%	(0.14)%	(0.19)%		(0.30)%	(0.14)%
Portfolio turnover rate	15%		43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.48	%(e)	1.48%	1.33%	1.21%		1.42%	1.42%

(a)	The Munder Multi-Season Growth Fund Class A Shares and Class B Shares commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year		Year	Year
12/31/04(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$12.30		$10.38	$10.75	$14.50		$19.52	$21.09

(0.03)		(0.13)	(0.09)	(0.12)		(0.18)	(0.17)
0.90		2.05	(0.28)	(3.08)		(2.55)	(0.03)

0.87		1.92	(0.37)	(3.20)		(2.73)	(0.20)

—		—	—	(0.55)		(2.29)	(1.37)
—		—	—	(0.00	)(d)	—	—

—		—	—	(0.55)		(2.29)	(1.37)

$13.17		$12.30	$10.38	$10.75		$14.50	$19.52

7.07%		18.50%	(3.53)%	(22.21)%		(15.54)%	(0.51)%

$7,233		$8,210	$10,377	$12,602		$25,574	$36,433
2.23	%(e)	2.23%	2.08%	1.96%		1.96%	1.99%
(0.54	)%(e)	(1.13)%	(0.89)%	(0.94)%		(1.05)%	(0.89)%
15%		43%	66%	20%		38%	44%
2.23	%(e)	2.23%	2.08%	1.96%		2.17%	2.17%

See Notes to Financial Statements.

13

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$12.40		$10.46	$10.85	$14.62		$19.55	$21.12

Income/(Loss) from investment operations:
Net investment income/(loss)	(0.03)		(0.13)	(0.09)	(0.12)		(0.18)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.90		2.07	(0.30)	(3.10)		(2.46)	(0.03)

Total from investment operations	0.87		1.94	(0.39)	(3.22)		(2.64)	(0.20)

Less distributions:
Distributions from net realized gains	—		—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	—		—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$13.27		$12.40	$10.46	$10.85		$14.62	$19.55

Total return(b)	7.02%		18.55%	(3.59)%	(22.23)%		(15.05)%	(0.51)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,973		$4,622	$4,836	$4,153		$7,715	$10,166
Ratio of operating expenses to average net assets	2.23	%(e)	2.23%	2.08%	1.96%		1.96%	1.99%
Ratio of net investment income/(loss) to average net assets	(0.54	)%(e)	(1.13)%	(0.89)%	(0.94)%		(1.05)%	(0.89)%
Portfolio turnover rate	15%		43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.23	%(e)	2.23%	2.08%	1.96%		2.17%	2.17%

(a)	The Munder Multi-Season Growth Fund Class C Shares and Class K Shares commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year		Year	Year
12/31/04(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

$13.63		$11.42	$11.74	$15.66		$20.63	$22.04

0.01		(0.05)	(0.01)	(0.03)		(0.05)	(0.03)
1.01		2.26	(0.31)	(3.34)		(2.63)	(0.01)

1.02		2.21	(0.32)	(3.37)		(2.68)	(0.04)

—		—	—	(0.55)		(2.29)	(1.37)
—		—	—	(0.00	)(d)	—	—

—		—	—	(0.55)		(2.29)	(1.37)

$14.65		$13.63	$11.42	$11.74		$15.66	$20.63

7.48%		19.35%	(2.81)%	(21.63)%		(14.41)%	0.27%

$8,853		$10,151	$15,646	$121,485		$195,746	$280,339
1.48	%(e)	1.48%	1.33%	1.21%		1.21%	1.24%
0.21	%(e)	(0.38)%	(0.14)%	(0.19)%		(0.30)%	(0.14)%
15%		43%	66%	20%		38%	44%
1.48	%(e)	1.48%	1.33%	1.21%		1.42%	1.42%

See Notes to Financial Statements.

15

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period
	Ended		Year	Year	Year		Year	Year
	12/31/04(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$14.04		$11.73	$12.04	$16.00		$20.98	$22.34

Income/(Loss) from investment operations:
Net investment income/(loss)	0.03		(0.02)	0.01	0.01		(0.01)	0.02
Net realized and unrealized gain/(loss) on investments	1.04		2.33	(0.32)	(3.42)		(2.68)	(0.01)

Total from investment operations	1.07		2.31	(0.31)	(3.41)		(2.69)	0.01

Less Distributions:
Distributions from net realized gains	—		—	—	(0.55)		(2.29)	(1.37)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	$—		—	—	(0.55)		(2.29)	(1.37)

Net asset value, end of period	$15.11		$14.04	$11.73	$12.04		$16.00	$20.98

Total return(b)	7.62%		19.69%	(2.66)%	(21.41)%		(14.20)%	0.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$52,286		$56,106	$54,610	$80,489		$159,736	$250,523
Ratio of operating expenses to average net assets	1.23	%(e)	1.23%	1.08%	0.96%		0.96%	0.99%
Ratio of net investment income/(loss) to average net assets	0.46	%(e)	(0.13)%	0.11%	0.06%		(0.05)%	0.11%
Portfolio turnover rate	15%		43%	66%	20%		38%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.23	%(e)	1.23%	1.08%	0.96%		1.17%	1.17%

(a)	The Munder Multi-Season Growth Fund Class Class Y Shares commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004 the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Multi-Season Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

17

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

18

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $1,366 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

19

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $81,235 before payment of sub-administration fees and $53,029 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1588% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,625 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $20 from commissions on sales of Class A Shares for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board Member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses

20

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $2,153 to Comerica Securities and $11,058 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

21

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $14,817,536 and $27,698,518 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,937,147 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,856,495 and net appreciation for financial reporting purposes was $27,080,652. At December 31, 2004, aggregate cost for financial reporting purposes was $85,329,290.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $827.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

22

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

—	$(33,556,954)	$23,162,937	$(10,394,017)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $33,556,954 of unused capital losses of which $1,897,284 and $31,659,670 expire in 2010 and 2011, respectively. In addition, $1,897,284 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund had no net capital losses arising between November 1, 2003 and June 30, 2004.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The

23

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

24

[This Page Intentionally Left Blank]

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMSG1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder NetNet Fund®
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and industry allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all

ii

expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER NETNET FUND®

Fund Manager: The Munder NetNet Fund Team

    The Fund earned a return of 3.29% for the six months ended December 31, 2004, compared to the 6.93% return for the Inter@ctive Week Internet Index, the 8.53% return for the Morgan Stanley Internet Index and the 3.12% median return for the Lipper universe of science and technology funds.

    Information technology was among the weakest of the S&P 500®sectors for the six-month period, with the sector’s return of 2.32% lagging the 7.19% return for the S&P 500® Index as a whole. Within the information technology sector, strong double-digit returns from the office electronics and computers & peripherals industries were offset by negative returns in the semiconductors & semiconductor equipment, electronic equipment & instruments, and communications equipment industries. The Internet software & services industry within the S&P 500®’s information technology sector had a return of 3.52%.

    The largest contributors to the absolute performance of the Fund, based on total return and weight, were the Fund’s positions in the capital markets, commercial services & supplies, computers & peripherals, and software industries. In all but the commercial services & supplies industry, the Fund’s return bested that of the Fund’s Morgan Stanley benchmark. Ameritrade Holding Corporation and E*TRADE Financial Corporation were strong performers in the capital markets industry, while Apple Computer, Inc. and Network Appliance, Inc. made the largest contributions to returns in the computers & peripherals industry. Shanda Interactive Entertainment Limited, which operates online games in China, was the primary driver of good relative performance in the software industry. Returns in that industry also benefited from a relatively small position in Check Point Software Technologies Ltd., a company that provides Internet security solutions for business networks and service providers.

    Strength in the capital markets, computers & peripherals, and software industries was offset by relative weakness in the Internet software & services, commercial services & supplies, and Internet & catalog retail industries. In the Fund’s Internet software & services industry, Ask Jeeves, Inc., Digital Insight Corporation, Autobytel, Inc. and United Online, Inc. were the primary detractors from performance. Ask Jeeves is a provider of advanced Internet search technology, Digital Insight offers Internet banking services, and Autobytel provides automotive marketing services over the Internet. The position in United Online, a company whose primary activity is to provide fee and value-priced Internet access and e-mail, was eliminated in September due to concerns about weak subscriber growth in the dial-up segment of the Internet access market. Apollo Group, Inc., a company that offers higher education programs to working adults through subsidiaries such as The University of Phoenix, Inc., held back returns in the commercial services & supplies industry. In the Internet & catalog retail industry, an

iii

overweight in NetFlix, Inc., which provides an online DVD subscription service, hurt relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved in providing Internet intrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,031.80		$11.68	(1)	2.28%
Class B	$1,000.00		$1,027.70		$15.49	(1)	3.03%
Class C	$1,000.00		$1,027.70		$15.49	(1)	3.03%
Class K	$1,000.00		$1,031.80		$11.68	(1)	2.28%
Class R	$1,000.00	(2)	$1,210.40	(3)	$11.95	(3)	2.53%
Class Y	$1,000.00		$1,032.90		$10.40	(1)	2.03%

Hypothetical
Class A	$1,000.00		$1,013.71		$11.57	(1)	2.28%
Class B	$1,000.00		$1,009.93		$15.35	(1)	3.03%
Class C	$1,000.00		$1,009.93		$15.35	(1)	3.03%
Class K	$1,000.00		$1,013.71		$11.57	(1)	2.28%
Class R	$1,000.00		$1,012.45		$12.83	(4)	2.53%
Class Y	$1,000.00		$1,014.97		$10.31	(1)	2.03%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder NetNet Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 98.9%
Capital Markets — 6.0%
2,320,400	Ameritrade Holding Corporation†	$32,996,088
1,311,000	E*TRADE Financial Corporation†	19,599,450

		52,595,538

Commercial Services & Supplies — 6.2%
10,000	51job, Inc., ADR†	519,700
161,097	Apollo Group, Inc., Class A†, #	13,002,139
1,209,300	Monster Worldwide, Inc.†	40,680,852

		54,202,691

Communications Equipment — 4.5%
1,376,300	Cisco Systems, Inc.†	26,562,590
457,041	Juniper Networks, Inc.†, #	12,426,945

		38,989,535

Computers & Peripherals — 5.1%
51,000	Apple Computer, Inc.†	3,284,400
331,000	Dell, Inc.†	13,948,340
1,265,700	EMC Corporation†	18,820,959
257,000	Network Appliance, Inc.†, #	8,537,540

		44,591,239

Hotels, Restaurants & Leisure — 1.3%
235,200	Ctrip.com International Ltd., ADR†, #	10,823,904
8,500	eLong Inc., ADR†, #	158,525

		10,982,429

Internet & Catalog Retail — 20.4%
1,304,100	1-800-FLOWERS.COM, Inc., Class A†, #	10,967,481
762,000	Amazon.com, Inc.†, #	33,748,980
22,000	Audible, Inc.†, #	573,100
58,000	Blue Nile, Inc.†, #	1,601,960
78,900	Celebrate Express, Inc.†	1,499,100
300,000	drugstore.com, inc.†, #	1,020,000
378,500	eBay, Inc.†	44,011,980
374,000	eDiets.com, Inc.†, #	1,664,300
1,218,618	IAC/InterActiveCorp†, #	33,658,229
64,000	Netflix, Inc.†, #	789,120

See Notes to Financial Statements.

1

Munder NetNet Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
1,324,000	priceline.com Incorporated†, #	$31,233,160
409,096	Provide Commerce, Inc.†, #	15,197,916
120,000	Stamps.com Inc.†, #	1,900,800

		177,866,126

Internet Software & Services — 36.7%
2,540,000	Akamai Technologies, Inc.†, #	33,096,200
850,000	aQuantive, Inc.†, #	7,599,000
811,000	Ask Jeeves, Inc.†, #	21,694,250
2,013,500	Autobytel, Inc.†, #	12,161,540
252,000	Bankrate, Inc.†, #	3,490,200
84,000	China Finance Online Co. Limited, ADR†	925,680
1,904,192	CNET Networks, Inc.†, #	21,384,076
906,178	Digital Insight Corporation†, #	16,673,675
731,000	Digital River, Inc.†, #	30,416,910
173,000	FindWhat.com†, #	3,067,290
56,044	Greenfield Online, Inc.†	1,232,408
1,853,000	HomeStore, Inc.†	5,614,590
15,000	HouseValues, Inc.†, #	225,300
14,000	Knot, Inc. (The)†	70,700
2,099,000	lastminute.com PLC†	4,865,852
217,000	NetEase.com, Inc., ADR†, #	11,464,110
105,088	PlanetOut Inc.†, #	1,429,197
100,000	Shopping.com Ltd.†	2,825,000
616,000	SINA Corporation†, #	19,748,960
283,000	Sohu.com, Inc.†, #	5,011,930
317,000	SurfControl PLC†	3,340,281
229,000	T-Online International AG†	3,050,374
4,165,000	Tencent Holdings Ltd.†	2,478,274
327,500	Tom Online, Inc., ADR†, #	4,997,650
922,250	VeriSign, Inc.†	30,913,820
213,800	Websense, Inc.†	10,843,936
1,643,680	Yahoo! Inc.†	61,933,862

		320,555,065

See Notes to Financial Statements.

2

Shares		Value

Media — 5.1%
380,000	Getty Images, Inc.†, #	$26,163,000
1,162,000	Harris Interactive, Inc.†	9,179,800
470,500	Time Warner, Inc.†	9,146,520

		44,489,320

Real Estate — 0.4%
176,063	ZipRealty, Inc.†	3,146,246

Semiconductor Equipment & Products — 0.5%
401,000	PMC-Sierra, Inc.†	4,511,250

Software — 10.8%
121,950	Blackboard, Inc.†, #	1,806,079
79,885	Check Point Software Technologies Ltd.†	1,967,568
289,000	Macromedia, Inc.†, #	8,993,680
254,000	Macrovision Corporation†	6,532,880
822,000	Microsoft Corporation	21,955,620
1,646,000	Oracle Corporation†	22,583,120
274,000	Red Hat, Inc.†, #	3,657,900
132,500	Shanda Interactive Entertainment Ltd., ADR†, #	5,631,250
248,000	Symantec Corporation†	6,388,480
501,000	TIBCO Software, Inc.†	6,683,340
275,400	VERITAS Software Corporation†	7,862,670

		94,062,587

Thrifts & Mortgage Finance — 0.9%
515,000	E-LOAN, Inc.†, #	1,740,700
620,000	NetBank, Inc.	6,454,200

		8,194,900

Wireless Telecommunication Services — 1.0%
429,000	KongZhong Corporation, ADR†, #	4,122,690
539,000	Linktone Ltd., ADR†, #	4,527,600

		8,650,290

TOTAL COMMON STOCKS
(Cost $953,190,800)		862,837,216

See Notes to Financial Statements.

3

Munder NetNet Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

LIMITED PARTNERSHIPS — 1.0%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P.†., **, ***	$200,984
2,848,467	@Ventures III, L.P.†, **, ***	44,194

		245,178

Multi-Industry — 0.9%
13,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	3,787,108
3,875,000	New Enterprise Associates 10, L.P.†, **, ***	3,283,175
1,252,920	Trident Capital Fund V, L.P.†, **, ***	960,912

		8,031,195

TOTAL LIMITED PARTNERSHIPS
(Cost $20,891,877)		8,276,373

PREFERRED STOCKS — 0.5%
Internet Software & Services — 0.5%
85,719	Mainstream Data Services, Inc., Series D†, **, ***	0
1,105,552	WebCT, Inc., Series G†, **, ***	4,002,098

		4,002,098

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		4,002,098

INVESTMENT COMPANY SECURITIES — 0.2%
(Cost $1,896,038)
52,100	Nasdaq–100 Trust, Series 1 #	2,079,311

COLLATERAL FOR SECURITIES ON LOAN — 16.5%
(Cost $143,986,937)
143,986,937	State Street Navigator Securities Lending Trust – Prime Portfolio*	143,986,937

See Notes to Financial Statements.

4

TOTAL INVESTMENTS
(Cost $1,130,179,092)	117.1%	$1,021,181,935
OTHER ASSETS AND LIABILITIES (Net)	(17.1)	(148,794,710)

NET ASSETS	100.0%	$872,387,225

*	As of December 31, 2004 the market value of the securities on loan is $141,316,732.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder NetNet Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2004 these securities represent $12,278,471, or 1.4% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,013
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,775
	1/30/01	33,214
	7/18/01	27,208
Blue Stream Ventures, L.P.	7/31/00	2,776,229
	10/16/00	2,776,229
	5/25/01	1,850,819
	12/13/01	1,850,819
	12/02/02	925,410
	9/24/03	976,237
	4/02/04	976,237
Mainstream Data Services, Inc., Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	421,559
	1/05/01	210,779
	7/27/01	105,389
	9/26/01	210,779
	1/16/02	221,246

See Notes to Financial Statements.

5

Munder NetNet Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Security	Acquisition Date	Cost

	4/23/02	$221,246
	7/12/02	221,246
	11/12/02	221,246
	2/04/03	223,385
	7/16/03	226,017
	9/19/03	232,249
	12/10/03	232,884
	4/19/04	233,597
	8/16/04	236,072
	12/28/04	249,854
Trident Capital Fund V, L.P.	10/18/00	282,501
	6/26/02	99,704
	11/08/02	99,704
	1/15/03	199,408
	10/01/03	100,685
	12/05/03	100,685
	2/06/04	100,685
	6/10/04	104,670
	11/23/04	105,880
WebCT, Inc., Series G	9/14/00	10,000,000

***	Fair valued security (see Notes to the Financial Statements, Note 2). As of December 31, 2004, these securities represent $12,278,471, 1.4% of net assets.

#	Security, or a portion thereof is on loan

†	Non-income producing security.

††	Affiliated security.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Munder NetNet Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	89.0%	$776,377,868
China	8.1	70,410,273
United Kingdom	1.0	8,206,133
Israel	0.5	4,792,568
Germany	0.3	3,050,374

TOTAL COMMON STOCKS	98.9	862,837,216
LIMITED PARTNERSHIPS	1.0	8,276,373
PREFERRED STOCKS	0.5	4,002,098
INVESTMENT COMPANY SECURITIES	0.2	2,079,311
COLLATERAL FOR SECURITIES ON LOAN	16.5	143,986,937

TOTAL INVESTMENTS	117.1	1,021,181,935
OTHER ASSETS AND LIABILITIES (Net)	(17.1)	(148,794,710)

NET ASSETS	100.0%	$872,387,225

See Notes to Financial Statements.

7

Munder NetNet Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (cost — $1,118,047,113)	$1,017,394,827
Securities of affiliated issuers (cost — $12,131,979)	3,787,108

Total Investments	1,021,181,935
Foreign currency, at value	35,372
Dividends receivable	32,052
Receivable for investment securities sold	14,702,620
Receivable for Fund shares sold	311,369
Prepaid expenses and other assets	93,332

Total Assets	1,036,356,680

LIABILITIES:
Custodian overdraft payable	2,304,238
Payable upon return of securities loaned	143,986,937
Payable for investment securities purchased	9,229,186
Payable for Fund shares redeemed	5,230,289
Transfer agency/record keeping fees payable	1,571,254
Investment advisory fees payable	738,792
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	490,541
Administration fees payable	69,100
Trustees’ fees and expenses payable	54,392
Custody fees payable	21,762
Shareholder servicing fees payable — Class K Shares	40
Accrued expenses and other payables	272,924

Total Liabilities	163,969,455

NET ASSETS	$872,387,225

Investments, at cost	$1,130,179,092

Foreign currency , at cost	$35,367

*	Including $141,316,732 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(8,082,275)
Accumulated net realized loss on investments sold	(3,491,465,054)
Net unrealized depreciation of investments	(108,986,877)
Paid-in capital	4,480,921,431

$872,387,225

NET ASSETS:
Class A Shares	$347,115,024

Class B Shares	$357,570,364

Class C Shares	$160,982,407

Class K Shares	$138,008

Class R Shares	$12,101

Class Y Shares	$6,569,321

SHARES OUTSTANDING:
Class A Shares	18,159,378

Class B Shares	19,642,605

Class C Shares	8,838,743

Class K Shares	7,217

Class R Shares	634

Class Y Shares	337,392

CLASS A SHARES:
Net asset value and redemption price per share	$19.11

Maximum sales charge	5.50%
Maximum offering price per share	$20.22

CLASS B SHARES:
Net asset value and offering price per share*	$18.20

CLASS C SHARES:
Net asset value and offering price per share*	$18.21

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.12

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$19.10

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.47

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder NetNet Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$69,816
Dividends on securities of unaffiliated issuers	3,022,441
Securities lending	283,353

Total Investment Income	3,375,610

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	399,951
Class B Shares	1,728,935
Class C Shares	782,826
Class R Shares	22
Shareholder servicing fees:
Class K Shares	245
Investment advisory fees	4,141,572
Transfer agency/record keeping fees	3,519,630
Administration fees	436,270
Printing and mailing fees	277,321
Custody fees	72,084
Legal and audit fees	45,415
Registration and filing fees	22,887
Trustees’ fees and expenses	16,440
Other	72,670

Total Expenses	11,516,268
Fees waived by transfer agent	(159,799)

Net Expenses	11,356,469

NET INVESTMENT LOSS	(7,980,859)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(118,805,742)
Security transactions of affiliated issuers	829,351
Foreign currency-related transactions	8,798
Net change in unrealized appreciation/(depreciation) of:
Securities	137,726,205
Foreign currency-related transactions	3,073

Net realized and unrealized gain on investments	19,761,685

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,780,826

See Notes to Financial Statements.

10

Munder NetNet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(7,980,859)	$(27,618,905)
Net realized gain/(loss) from security and foreign currency-related transactions	(117,967,593)	8,141,364
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	137,729,278	244,586,460

Net increase in net assets resulting from operations	11,780,826	225,108,919
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(23,323,645)	(58,281,916)
Class B Shares	(60,664,422)	(66,901,387)
Class C Shares	(32,736,117)	(25,205,589)
Class K Shares	(93,823)	(122,555)
Class R Shares	10,000	—
Class Y Shares	13,827	846,754
Short-term trading fees	56,685	28,215

Net increase/(decrease) in net assets	(104,956,669)	75,472,441
NET ASSETS
Beginning of period	977,343,894	901,871,453

End of period	$872,387,225	$977,343,894

Accumulated net investment loss	$(8,082,275)	$(101,416)

(a)	The Munder NetNet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder NetNet Fund

Statements of Changes In Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$37,322,088	$88,715,168
Redeemed	(60,645,733)	(146,997,084)

Net decrease	$(23,323,645)	$(58,281,916)

Class B Shares:
Sold	$4,267,655	$18,627,040
Redeemed*	(64,932,077)	(85,528,427)

Net decrease	$(60,664,422)	$(66,901,387)

Class C Shares:
Sold	$2,790,905	$29,097,174
Redeemed	$(35,527,022)	(54,302,763)

Net decrease	$(32,736,117)	$(25,205,589)

Class K Shares:
Sold	$17,084	$141,282
Redeemed	(110,907)	(263,837)

Net decrease	$(93,823)	$(122,555)

Class R Shares:
Sold	10,000	—

Net increase	10,000	—

Class Y Shares:
Sold	$360,624	$1,949,726
Redeemed	(346,797)	(1,102,972)

Net increase	$13,827	$846,754

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder NetNet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold *	2,214,915	5,330,716
Redeemed	(3,634,237)	(8,751,825)

Net decrease	(1,419,322)	(3,421,109)

Class B Shares:
Sold	268,010	1,158,158
Redeemed*	(4,019,634)	(5,285,619)

Net decrease	(3,751,624)	(4,127,461)

Class C Shares:
Sold	171,366	1,780,225
Redeemed	(2,257,439)	(3,355,373)

Net decrease	(2,086,073)	(1,575,148)

Class K Shares:
Sold	1,079	7,935
Redeemed	(6,093)	(15,613)

Net decrease	(5,014)	(7,678)

Class R Shares:
Sold	634	—

Net increase	634	—

Class Y Shares:
Sold	21,509	115,881
Redeemed	(19,797)	(65,422)

Net increase	1,712	50,459

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder NetNet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$18.53		$14.58	$10.66	$24.65	$70.03	$44.36

Income/(loss) from investment operations:
Net investment loss	(0.12)		(0.40)	(0.30)	(0.28)	(0.61)	(0.65)
Net realized and unrealized gain/(loss) on investments	0.70		4.35	4.22	(13.71)	(44.30)	26.59

Total from investment operations	0.58		3.95	3.92	(13.99)	(44.91)	25.94

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.47)	(0.27)

Total distributions	—		—	—	—	(0.47)	(0.27)

Short-term trading fees	0.00(f	)	—	—	—	—	—

Net asset value, end of period	$19.11		$18.53	$14.58	$10.66	$24.65	$70.03

Total return(b)	3.18%		27.09%	36.77%	(56.75)%	(64.54)%	58.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$347,115		$362,780	$335,313	$298,741	$826,510	$3,144,518
Ratio of operating expenses to average net assets	2.28	%(d)	2.47%	3.04%	2.60%	1.86%	1.66%
Ratio of net investment loss to average net assets	(1.46	)%(d),(e)	(2.36)%	(2.80)%	(1.71)%	(1.36)%	(1.20)%
Portfolio turnover rate	24%		43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	2.32	%(d)	2.55%	3.16%	2.64%	1.86%	1.66%

(a)	The Munder NetNet Fund Class A Shares and Class B Shares commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

$17.71		$14.04	$10.34	$24.10	$68.98	$44.03

(0.18)		(0.50)	(0.36)	(0.39)	(1.07)	(1.00)
0.67		4.17	4.06	(13.37)	(43.34)	26.22

0.49		3.67	3.70	(13.76)	(44.41)	25.22

—		—	—	—	(0.47)	(0.27)

—		—	—	—	(0.47)	(0.27)

0.00(f	)	—	—	—	—	—

$18.20		$17.71	$14.04	$10.34	$24.10	$68.98

2.77%		26.14%	35.78%	(57.10)%	(64.80)%	57.71%

$357,570		$414,394	$386,440	$352,103	$994,190	$3,540,687
3.03	%(d)	3.22%	3.79%	3.35%	2.61%	2.41%
(2.23	)%(d),(e)	(3.11)%	(3.55)%	(2.46)%	(2.11)%	(1.95)%
24%		43%	40%	50%	44%	21%
3.07	%(d)	3.30%	3.91%	3.39%	2.61%	2.41%

See Notes to Financial Statements.

15

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00

Net asset value, beginning of period	$17.72		$14.05	$10.35	$24.12	$69.03	$44.05

Income/(loss) from investment operations:
Net investment loss	(0.18)		(0.50)	(0.36)	(0.39)	(1.14)	(0.95)
Net realized and unrealized gain/(loss) on investments	0.67		4.17	4.06	(13.38)	(43.30)	26.20

Total from investment operations	0.49		3.67	3.70	(13.77)	(44.44)	25.25

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.47)	(0.27)

Total distributions	—		—	—	—	(0.47)	(0.27)

Short-term trading fees	0.00(f	)	—	—	—	—	—

Net asset value, end of period	$18.21		$17.72	$14.05	$10.35	$24.12	$69.03

Total return(b)	2.77%		26.12%	35.75%	(57.09)%	(64.79)%	57.73%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$160,982		$193,615	$175,609	$153,079	$464,624	$1,776,014
Ratio of operating expenses to average net assets	3.03	%(d)	3.22%	3.79%	3.35%	2.61%	2.41%
Ratio of net investment loss to average net assets	(2.25	)%(d),(e)	(3.11)%	(3.55)%	(2.46)%	(2.11)%	(1.95)%
Portfolio turnover rate	24%		43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	3.07	%(d)	3.30%	3.91%	3.39%	2.61%	2.41%

(a)	The Munder NetNet Fund Class C Shares, Class K Shares, and Class R Shares commenced operations on November 3, 1998, April 30, 2002, and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect and applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels for Class C and Class K Shares and due to the mid-period commencement date for Class R Shares.

(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

K Shares						R Shares

Period Ended		Year	Year	Period		Period Ended
12/31/04(c)		Ended	Ended	Ended		12/31/04(c)
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)		(Unaudited)

$18.54		$14.59	$10.66	$12.45		$15.78

(0.12)		(0.40)	(0.30)	(0.03)		(0.12)
0.70		4.35	4.23	(1.76)		3.44

0.58		3.95	3.93	(1.79)		3.32

—		—	—	—		—

—		—	—	—		—

0.00(f	)	—	—	—		0.00(f	)

$19.12		$18.54	$14.59	$10.66		$19.10

3.18%		27.00%	36.87%	(14.38)%		21.04%

$138		$227	$290	$610		$12
2.28	%(d)	2.47%	3.04%	2.60	%(d)	2.53	%(d)
(1.55	)%(d),(e)	(2.36)%	(2.80)%	(1.71	)%(d)	(1.50	)%(d),(e)
24%		43%	40%	50%		24%
2.32	%(d)	2.55%	3.16%	2.64	%(d)	2.57	%(d)

See Notes to Financial Statements.

17

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/2001	6/30/00

Net asset value, beginning of period	$18.85		$14.79	$10.79	$24.91	$70.56	$44.57

Income/(loss) from investment operations:
Net investment loss	(0.10)		(0.36)	(0.27)	(0.24)	(0.45)	(0.55)
Net realized and unrealized gain/(loss) on investments	0.72		4.42	4.27	(13.88)	(44.73)	26.81

Total from investment operations	0.62		4.06	4.00	(14.12)	(45.18)	26.26

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.47)	(0.27)

Total distributions	—		—	—	—	(0.47)	(0.27)

Short-term trading fees	0.00(f	)	—	—	—	—	—

Net asset value, end of period	$19.47		$18.85	$14.79	$10.79	$24.91	$70.56

Total return(b)	3.29%		27.36%	37.16%	(56.68)%	(64.43)%	59.35%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$6,569		$6,328	$4,220	$3,620	$8,037	$28,834
Ratio of operating expenses to average net assets	2.03	%(d)	2.22%	2.79%	2.35%	1.61%	1.41%
Ratio of net investment loss to average net assets	(1.19	)%(d),(e)	(2.11)%	(2.55)%	(1.46)%	(1.11)%	(0.95)%
Portfolio turnover rate	24%		43%	40%	50%	44%	21%
Ratio of operating expenses to average net assets without expense waivers	2.07	%(d)	2.30%	2.91%	2.39%	1.61%	1.41%

(a)	The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(f)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

18

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder NetNet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

19

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $159,799 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

22

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.90% on assets exceeding $1 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $436,270 before payment of sub-administration fees and $292,347 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1055% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $248 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman and

23

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

24

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $303 to Comerica Securities and $567 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $197,450,577 and $308,767,911 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $145,333,911 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $254,331,068 and net depreciation for financial reporting purposes was $108,997,157. At December 31, 2004, aggregate cost for financial reporting purposes was $1,130,179,092.

    At December 31, 2004, the Fund had the following open spot contracts which contractually obligates it to deliver currency at a specified future date:

					Unrealized
Currency	Local Principal	U.S. $	Settlement	Current U.S. $	Appreciation/
Sold	Amount Sold	Equivalent Sold	Date	Value	(Depreciation)

Pound Sterling	75,206	$144,622	01/04/05	$144,622	0

25

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

6. Transactions with “Affiliates”

    The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended December 31, 2004, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/04	Cost	Shares	Cost	Shares	12/31/04(a)	Gain/(Loss)

Autobytel*
	$13,243,180	$6,627,050	918,000	$1,454,448	363,000	$12,161,540	$1,822,474
Blue Stream Ventures, L.P.
	4,897,529	—	—	—	—	3,787,108	—
Digital Insight Corporation*
	30,450,297	7,440,605	493,000	16,453,426	1,055,722	16,673,675	(993,123)

							829,351

*	During the period ended December 31, 2004, this security became affiliated and then later unaffiliated.

(a)	At December 31, 2004, the total value of securities of affiliated companies was $3,787,108.

7. Industry Concentration

    The Fund primarily invests in equity securities of domestic and, to a lesser extent, foreign companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

8. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $6,821.

26

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2004, the Fund had total commitments to contribute $8,989,680 to various issuers when and if required.

10. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(3,355,853,994)	$(264,394,248)	$(3,620,248,242)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $3,330,625,911 of unused capital losses of which $102,926,897, $2,122,142,797, $859,651,331 and $245,904,886 expire in 2009, 2010, 2011 and 2012, respectively. In addition, $24,327,273 of the losses expiring in 2009 may be further limited as this amount was acquired in the reorganization with the Munder International NetNet Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between

27

Munder NetNet Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

November 1, 2003 and June 30, 2004 of $25,193,457 and $34,626, respectively.

12. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

13. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

14. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

15. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Power Plus Fund ®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy and power-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities, which may make up the entire portfolio, involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and industry allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all

ii

expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER POWER PLUS FUND®

Fund Manager: The Munder Power Plus Fund Team

    The Fund generated a return of 13.78% for the six months ended December 31, 2004, relative to the 19.10% return for the AMEX (American Stock Exchange) Deutsche Bank Energy Index and the 17.05% return for the Lipper universe of natural resources funds.

    During the period, the Fund benefited from strength in the performance of energy stocks in general. Within the energy sector, the oil & gas drilling, oil & gas refining, marketing & transportation, and oil & gas exploration & production industries provided the greatest contributions to the Fund’s performance. Trican Well Service Ltd. was the key driver of returns in the oil & gas drilling industry. Within oil & gas refining, marketing & transportation, both Sunoco, Inc. and Valero Energy Corporation had strong returns. Ultra Petroleum Corp., Apache Corporation and Burlington Resources, Inc. made major contributions to the performance of the oil & gas exploration & production holdings of the Fund.

    The strong performance in these industries, however, was partially offset by the weak returns from alternative energy companies in the distributed power industry, which accounts for approximately 14% of the Fund. Returns in this industry were also largely responsible for holding back the Fund’s return relative to the AMEX Deutsche Bank Energy Index, since this Index does not include any alternative energy companies. The two primary detractors from performance in this industry included Power-One, Inc. and Electric City Corp. The position in Power-One, whose products are used to convert and process electrical energy to the high levels of quality and reliability required by the digital economy, was eliminated in October. Electric City offers energy-saving technologies and custom electric switchgear.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The AMEX Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,136.90	$9.32	1.73%
Class B	$1,000.00	$1,133.00	$13.33	2.48%
Class C	$1,000.00	$1,132.90	$13.33	2.48%
Class K	$1,000.00	$1,137.00	$9.32	1.73%
Class Y	$1,000.00	$1,137.80	$7.97	1.48%

Hypothetical
Class A	$1,000.00	$1,016.48	$8.79	1.73%
Class B	$1,000.00	$1,012.70	$12.58	2.48%
Class C	$1,000.00	$1,012.70	$12.58	2.48%
Class K	$1,000.00	$1,016.48	$8.79	1.73%
Class Y	$1,000.00	$1,017.74	$7.53	1.48%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Power Plus Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 97.1%
Distributed Power — 13.9%
117,900	Active Power, Inc.†	$542,340
53,700	American Power Conversion Corporation	1,149,180
24,200	C&D Technologies, Inc.	412,368
392,395	Electric City Corp.†	482,646
76,200	FuelCell Energy, Inc.†	754,380
36,700	Headwaters Incorporated†	1,045,950
59,500	Infineon Technologies AG, ADR†	648,550
17,282	Intermagnetics General Corporation†	439,136
21,500	International Rectifier Corporation†	958,255
45,800	IXYS Corporation†	472,656
74,100	Mechanical Technology Inc.†	455,641
141,100	Plug Power, Inc.†	862,121
146,300	Quanta Services, Inc.†	1,170,400
89,700	Quantum Fuel Systems Technologies Worldwide, Inc.†	539,994
123,000	SatCon Technology Corporation†	248,460
77,300	Valence Technology, Inc.†	240,403
86,500	Vestas Wind Systems AS†	1,070,369

		11,492,849

Drilling — 13.8%
30,900	Diamond Offshore Drilling, Inc.	1,237,545
12,350	ENSCO International Incorporated	391,989
64,800	GlobalSantaFe Corporation	2,145,528
48,650	Noble Corporation†	2,419,851
55,900	Pride International, Inc.†	1,148,186
19,900	Rowan Companies, Inc.†	515,410
60,700	Savanna Energy Services Corporation†	866,782
20,900	Transocean, Inc.†	885,951
32,200	Trican Well Service Ltd.†	1,779,819

		11,391,061

Exploration & Production — 19.9%
31,700	Anadarko Petroleum Corporation	2,054,477
57,036	Apache Corporation	2,884,311
50,900	Burlington Resources, Inc.	2,214,150
24,600	Chesapeake Energy Corporation	405,900
6,600	Eni S.p.A., ADR	830,544
15,300	EOG Resources, Inc.	1,091,808
20,500	Kerr-McGee Corporation	1,184,695

See Notes to Financial Statements.

1

Munder Power Plus Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Exploration & Production (Continued)
6,500	Newfield Exploration Company†	$383,825
23,800	Noble Energy, Inc.	1,467,508
5,100	Peabody Energy Corporation	412,641
38,300	Ultra Petroleum Corp.†	1,843,379
22,300	Unocal Corporation	964,252
19,100	XTO Energy, Inc.	675,758

		16,413,248

Integrated Oil & Gas — 33.9%
29,900	Amerada Hess Corporation	2,463,162
22,300	BG Group PLC, ADR	768,235
18,400	BP PLC, ADR	1,074,560
65,300	ChevronTexaco Corporation	3,428,903
42,300	ConocoPhillips	3,672,909
7,700	Equitable Resources, Inc.	467,082
28,600	Exxon Mobil Corporation	1,466,036
29,900	Marathon Oil Corporation	1,124,539
19,700	Murphy Oil Corporation	1,584,865
64,600	Occidental Petroleum Corporation	3,770,056
16,800	Remington Oil and Gas Corporation†	457,800
105,500	Repsol YPF, SA, ADR	2,753,550
21,500	Royal Dutch Petroleum Company, NYR	1,233,670
106,500	Statoil ASA, ADR	1,691,220
18,100	Total SA, ADR	1,988,104

		27,944,691

Oil Service & Equipment — 10.2%
21,650	Baker Hughes Incorporated	923,805
29,300	Chicago Bridge & Iron Company, N.V.	1,172,000
59,300	Halliburton Company	2,326,932
25,000	National-Oilwell, Inc.†	882,250
16,100	Schlumberger Limited	1,077,895
29,400	Smith International, Inc.†	1,599,654
18,800	Veritas DGC Inc.†	421,308

		8,403,844

See Notes to Financial Statements.

2

Shares		Value

Refining, Marketing & Transportation — 5.4%
21,100	Sunoco, Inc.	$1,724,081
60,600	Valero Energy Corporation	2,751,240

		4,475,321

TOTAL COMMON STOCKS
(Cost $55,001,732)		80,121,014

WARRANTS — 0.2%
Distributed Power — 0.2%
300,000	Electric City Corp., expires 12/10/2007, (exercise price: $0.92)*, †	137,184
75,000	Electric City Corp., expires 04/17/2008, (exercise price: $1.00)*, †	33,048

TOTAL WARRANTS
(Cost $126,156)		170,232

TOTAL INVESTMENTS
(Cost $55,127,888)	97.3%	80,291,246
OTHER ASSETS AND LIABILITIES (Net)	2.7	2,226,142

NET ASSETS	100.0%	$82,517,388

†	Non-income producing security.

*	Fair valued security (see Notes to Financial Statements, Note 2). As of December 31, 2004, these securities represent $170,232, 0.2% of net assets.

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares

See Notes to Financial Statements.

3

Munder Power Plus Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004, the country diversification of the Munder Power Plus Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCK:
United States	77.9%	$64,243,611
Spain	3.3	2,753,550
Canada	3.2	2,646,601
Netherlands	2.9	2,405,670
France	2.4	1,988,104
United Kingdom	2.2	1,842,795
Norway	2.1	1,691,220
Denmark	1.3	1,070,369
Italy	1.0	830,544
Germany	0.8	648,550

TOTAL COMMON STOCKS	97.1	80,121,014
WARRANTS	0.2	170,232

TOTAL INVESTMENTS	97.3	80,291,246
OTHER ASSETS AND LIABILITIES (Net)	2.7	2,226,142

NET ASSETS	100.0%	$82,517,388

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Power Plus Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$80,291,246
Cash	79,589
Dividends receivable	58,325
Receivable for investment securities sold	4,680,197
Receivable for Fund shares sold	24,371
Prepaid expenses and other assets	41,505

Total Assets	85,175,233

LIABILITIES:
Payable for Fund shares redeemed	334,764
Payable for investment securities purchased	2,089,096
Transfer agency/record keeping fees payable	62,853
Investment advisory fees payable	52,337
Distribution and shareholder servicing fees payable — Class A, B and C Shares	38,813
Trustees’ fees and expenses payable	22,133
Administration fees payable	12,875
Custody fees payable	2,761
Accrued expenses and other payables	42,213

Total Liabilities	2,657,845

NET ASSETS	$82,517,388

Investments, at cost	$55,127,888

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(529,280)
Accumulated net realized loss on investments sold	(57,588,982)
Net unrealized appreciation of investments	25,163,420
Paid-in capital	115,472,230

$82,517,388

NET ASSETS:
Class A Shares	$27,082,595

Class B Shares	$40,093,006

Class C Shares	$15,084,693

Class K Shares	$5,716

Class Y Shares	$251,378

SHARES OUTSTANDING:
Class A Shares	2,488,500

Class B Shares	3,795,952

Class C Shares	1,427,131

Class K Shares	526

Class Y Shares	22,888

CLASS A SHARES:
Net asset value and redemption price per share	$10.88

Maximum sales charge	5.50%
Maximum offering price per share	$11.51

CLASS B SHARES:
Net asset value and offering price per share*	$10.56

CLASS C SHARES:
Net asset value and offering price per share*	$10.57

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.87

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.98

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Power Plus Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$2,774
Dividends(a)	431,725

Total Investment Income	434,499

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	32,941
Class B Shares	199,369
Class C Shares	77,210
Shareholder servicing fees
Class K Shares	8
Investment advisory fees	307,227
Transfer agency/record keeping fees	133,235
Administration fees	65,681
Legal and audit fees	26,028
Printing and mailing fees	25,966
Registration and filing fees	15,955
Custody fees	14,435
Trustees’ fees and expenses	12,740
Other	6,333

Total Expenses	917,128
Fees waived by transfer agent	(1,600)

Net Expenses	915,528

NET INVESTMENT LOSS	(481,029)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	5,095,217
Foreign currency-related transactions	160
Net change in unrealized appreciation/(depreciation) of:
Securities	5,697,996
Foreign currency-related transactions	(798)

Net realized and unrealized gain on investments	10,792,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,311,546

(a)	Net of foreign withholding taxes of $11,815

See Notes to Financial Statements.

8

Munder Power Plus Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(481,029)	$(882,773)
Net realized gain from security and foreign currency-related transactions	5,095,377	6,632,657
Net change in unrealized appreciation/ (depreciation) of securities and foreign currency-related transactions	5,697,198	19,043,411

Net increase in net assets resulting from operations	10,311,546	24,793,295
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,480,400	(5,206,586)
Class B Shares	(4,247,525)	(6,425,622)
Class C Shares	(2,237,711)	(3,384,493)
Class K Shares	(2,909)	(36,318)
Class Y Shares	(22,108)	31,833

Net increase in net assets	5,281,693	9,772,109
NET ASSETS:
Beginning of period	77,235,695	67,463,586

End of period	$82,517,388	$77,235,695

Accumulated net investment loss	$(529,280)	$(48,251)

See Notes to Financial Statements.

9

Munder Power Plus Fund

Statements of Changes In Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold	$5,932,809	$4,252,915
Redeemed	(4,452,409)	(9,459,501)

Net increase/ (decrease)	$1,480,400	$(5,206,586)

Class B Shares:
Sold	$1,082,700	$2,567,073
Redeemed	(5,330,225)	(8,992,695)

Net decrease	$(4,247,525)	$(6,425,622)

Class C Shares:
Sold	$916,759	$1,627,879
Redeemed	(3,154,470)	(5,012,372)

Net decrease	$(2,237,711)	$(3,384,493)

Class K Shares:
Redeemed	$(2,909)	$(36,318)

Net decrease	$(2,909)	$(36,318)

Class Y Shares:
Sold	$25,523	$231,087
Redeemed	(47,631)	(199,254)

Net increase/(decrease)	$(22,108)	$31,833

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold	607,675	514,786
Redeemed	(436,777)	(1,159,126)

Net increase/(decrease)	170,898	(644,340)

Class B Shares:
Sold	110,334	318,109
Redeemed	(539,268)	(1,106,468)

Net decrease	(428,934)	(788,359)

Class C Shares:
Sold	93,593	201,272
Redeemed	(317,956)	(614,368)

Net decrease	(224,363)	(413,096)

Class K Shares:
Redeemed	(276)	(4,500)

Net decrease	(276)	(4,500)

Class Y Shares:
Sold	2,610	28,882
Redeemed	(4,560)	(25,826)

Net increase/(decrease)	(1,950)	3,056

See Notes to Financial Statements.

11

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year		Period
	12/31/04(d)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of year	$9.57		$6.79	$7.42	$9.86		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.05)	(0.07)	(0.10)		(0.01)
Net realized and unrealized gain/(loss) on investments	1.34		2.83	(0.56)	(2.28)		(0.13)

Total from investment operations	1.31		2.78	(0.63)	(2.38)		(0.14)

Less distributions:
Distributions from net realized capital gain	—		—	—	(0.06)		—
Distributions from capital	—		—	—	(0.00	)(c)	—

Total distributions	—		—	—	(0.06)		—

Net asset value, end of year	$10.88		$9.57	$6.79	$7.42		$9.86

Total return(b)	13.69%		40.94%	(8.49)%	(24.11)%		(1.40)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$27,083		$22,182	$20,107	$33,446		$59,147
Ratio of operating expenses to average net assets	1.73	%(e)	1.89%	1.96%	1.76%		1.50	%(e)
Ratio of net investment loss to average net assets	(0.67	)%(e)	(0.65)%	(1.22)%	(1.15)%		(0.41	)%(e)
Portfolio turnover rate	18%		41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.73	%(e)	1.90%	1.97%	1.76%		1.50	%(e)

(a)	The Munder Power Plus Fund Class A Shares and Class B Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year		Period
12/31/04(d)		Ended	Ended	Ended		Ended
(Unaudited)		6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$9.32		$6.66	$7.34	$9.83		$10.00

(0.07)		(0.11)	(0.12)	(0.16)		(0.02)
1.31		2.77	(0.56)	(2.27)		(0.15)

1.24		2.66	(0.68)	(2.43)		(0.17)

—		—	—	(0.06)		—
—		—	—	(0.00	)(c)	—

—		—	—	(0.06)		—

$10.56		$9.32	$6.66	$7.34		$9.83

13.30%		39.94%	(9.26)%	(24.70)%		(1.70)%

$40,093		$39,396	$33,404	$50,354		$73,409
2.48	%(e)	2.64%	2.71%	2.51%		2.25	%(e)
(1.42	)%(e)	(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
18%		41%	93%	107%		36%
2.48	%(e)	2.65%	2.72%	2.51%		2.25	%(e)

See Notes to Financial Statements.

13

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Period
	12/31/04(d)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of year	$9.33		$6.67	$7.35	$9.84		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.07)		(0.11)	(0.12)	(0.16)		(0.02)
Net realized and unrealized gain/(loss) on investments	1.31		2.77	(0.56)	(2.27)		(0.14)

Total from investment operations	1.24		2.66	(0.68)	(2.43)		(0.16)

Less distributions:
Distributions from net realized capital gains	—		—	—	(0.06)		—
Distributions from capital	—		—	—	(0.00	)(c)	—

Total distributions	—		—	—	(0.06)		—

Net asset value, end of year	$10.57		$9.33	$6.67	$7.35		$9.84

Total return(b)	13.29%		39.88%	(9.25)%	(24.67)%		(1.60)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$15,085		$15,411	$13,768	$20,917		$29,928
Ratio of operating expenses to average net assets	2.48	%(e)	2.64%	2.71%	2.51%		2.25	%(e)
Ratio of net investment loss to average net assets	(1.42	)%(e)	(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
Portfolio turnover rate	18%		41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	2.48	%(e)	2.65%	2.72%	2.51%		2.25	%(e)

(a)	Prior to the close on business of October 31, 2003, the Munder Power Plus Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. The Munder Power Plus Fund Class K Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year		Period
12/31/04(d)		Ended	Ended	Ended		Ended
(Unaudited)		6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$9.56		$6.79	$7.42	$9.86		$10.00

(0.03)		(0.05)	(0.07)	(0.09)		(0.01)
1.34		2.82	(0.56)	(2.29)		(0.13)

1.31		2.77	(0.63)	(2.38)		(0.14)

—		—	—	(0.06)		—
—		—	—	(0.00	)(c)	—

—		—	—	(0.06)		—

$10.87		$9.56	$6.79	$7.42		$9.86

13.70%		40.80%	(8.49)%	(24.11)%		(1.40)%

$6		$8	$36	$43		$62
1.73	%(e)	1.89%	1.96%	1.76%		1.50	%(e)
(0.67	)%(e)	(0.65)%	(1.22)%	(1.15)%		(0.41	)%(e)
18%		41%	93%	107%		36%
1.73	%(e)	1.90%	1.97%	1.76%		1.50	%(e)

See Notes to Financial Statements.

15

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year		Period
	12/31/04(d)		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of year	$9.65		$6.83	$7.45	$9.87		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.03)	(0.06)	(0.07)		(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	1.35		2.85	(0.56)	(2.29)		(0.13)

Total from investment operations	1.33		2.82	(0.62)	(2.36)		(0.13)

Less distributions:
Distributions from net realized capital gain	—		—	—	(0.06)		—
Distributions from capital	—		—	—	(0.00	)(c)	—

Total distributions	—		—	—	(0.06)		—

Net asset value, end of year	$10.98		$9.65	$6.83	$7.45		$9.87

Total return(b)	13.78%		41.29%	(8.32)%	(23.89)%		(1.30)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$251		$240	$149	$1,352		$2,039
Ratio of operating expenses to average net assets	1.48	%(e)	1.64%	1.71%	1.51%		1.25	%(e)
Ratio of net investment loss to average net assets	(0.42	)%(e)	(0.40)%	(0.97)%	(0.90)%		(0.16	)%(e)
Portfolio turnover rate	18%		41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.48	%(e)	1.65%	1.72%	1.51%		1.25	%(e)

(a)	The Munder Power Plus Fund Class Y Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Power Plus Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on

17

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

the primary market or exchange where such securities are traded or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities and securities and assets, other than depository receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and

19

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $1,600 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $65,681 before payment of sub-administration fees and $42,388 after payment of

20

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1600% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

21

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended on December 31, 2004, the Fund paid $13 to Comerica Securities and $66 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $14,716,641 and $22,031,801 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,515,404 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $352,046 and net appreciation for financial reporting purposes was $25,163,358. At December 31, 2004, aggregate cost for financial reporting purposes was $55,127,888.

22

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

6. Industry Concentration

    The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a range of securities.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $606.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

23

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital Loss	Unrealized
Carryover	Appreciation/(Depreciation)	Total

$(61,653,341)	$18,408,005	$(43,245,336)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $61,626,142 of unused capital losses of which $6,102,755 and $36,354,521 and $19,168,866 expire in 2010, 2011, and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer currency losses arising between November 1, 2003 and June 30, 2004 of $27,199.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

24

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNPP1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by type of real estate. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and real estate allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 REAL ESTATE ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Fund Manager: The Munder Real Estate Equity Investment Fund Team

    The Fund generated a return of 25.39% for the six months ended December 31, 2004, relative to the 24.70% return for the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the 25.30% median return for the Lipper universe of real estate funds.

    The real estate investment trust (REIT) market was strong during the six-month period, with the 24.70% return for the NAREIT Equity Index comparing favorably to the 7.19% return for the S&P 500® Index. All segments of the NAREIT Equity Index posted positive returns for the six months ended December 31, and only the manufactured homes segment had less than a double-digit return. The top three performing segments included regional malls, lodging/resorts, and shopping centers.

    The strong absolute return of the Fund reflected the strength of the REIT industry in general. The Fund also outperformed its NAREIT Equity benchmark. The relative strength was due primarily to the Fund’s heavier weighting in the regional malls segment, as well as strong stock selection in the office and apartments segments.

    In the office segment, an underweight in Equity Office Properties Trust and an overweight in both Boston Properties, Inc. and SL Green Realty Corp. was a positive for returns. Archstone-Smith Trust was the top contributor to relative performance in the apartments segment.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The NAREIT Equity Index (sometimes known as the NAREIT Real-Time Index (Equity)) is an unmanaged index that includes all equity REITs listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,252.00	$8.34	1.47%
Class B	$1,000.00	$1,246.70	$12.57	2.22%
Class C	$1,000.00	$1,247.00	$12.57	2.22%
Class K	$1,000.00	$1,251.80	$8.34	1.47%
Class Y	$1,000.00	$1,253.90	$6.93	1.22%

Hypothetical
Class A	$1,000.00	$1,017.80	$7.48	1.47%
Class B	$1,000.00	$1,014.01	$11.27	2.22%
Class C	$1,000.00	$1,014.01	$11.27	2.22%
Class K	$1,000.00	$1,017.80	$7.48	1.47%
Class Y	$1,000.00	$1,019.06	$6.21	1.22%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 94.2%
Apartments — 10.3%
13,075	Apartment Investment and Management Company, Class A	$503,910
73,260	Archstone-Smith Trust	2,805,858
19,059	AvalonBay Communities, Inc.	1,435,143
11,400	Camden Property Trust	581,400
65,600	Equity Residential	2,373,408
8,225	Essex Property Trust, Inc.	689,255
22,200	Town and Country Trust (The)	613,386

		9,002,360

Diversified — 8.1%
23,600	iStar Financial Inc.	1,068,136
44,300	Newcastle Investment Corp.	1,407,854
46,525	RAIT Investment Trust	1,301,304
42,425	Vornado Realty Trust	3,229,816

		7,007,110

Healthcare — 5.1%
40,300	Health Care REIT, Inc.	1,537,445
104,400	Medical Properties Trust, Inc., 144A††, *	1,070,100
65,300	Ventas, Inc.	1,789,873

		4,397,418

Industrial — 7.5%
21,325	AMB Property Corporation	861,317
13,600	CenterPoint Properties Trust	651,304
60,500	First Potomac Realty Trust	1,379,400
83,700	ProLogis	3,626,721

		6,518,742

Lodging/ Resorts — 9.3%
133,700	Ashford Hospitality Trust, Inc.	1,453,319
104,300	Eagle Hospitality Properties Trust, Inc.	1,074,290
97,200	Hersha Hospitality Trust, Class A	1,112,940
19,200	Highland Hospitality Corporation	215,808
3,200	Hospitality Properties Trust	147,200
148,800	Host Marriott Corporation	2,574,240
36,200	LaSalle Hotel Properties	1,152,246

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Lodging/ Resorts (Continued)
23,100	MeriStar Hospitality Corporation†	$192,885
3,500	Starwood Hotels & Resorts Worldwide, Inc.	204,400

		8,127,328

Mixed — 2.5%
34,400	Duke Realty Corporation	1,174,416
22,800	PS Business Parks, Inc.	1,028,280

		2,202,696

Office — 16.5%
33,300	Arden Realty, Inc.	1,256,076
57,975	Boston Properties, Inc.	3,749,243
16,825	CarrAmerica Realty Corporation	555,225
60,100	Corporate Office Properties Trust	1,763,935
41,000	CRT Properties, Inc.	978,260
48,499	Equity Office Properties Trust	1,412,291
71,275	Reckson Associates Realty Corp.	2,338,533
38,300	SL Green Realty Corp.	2,319,065

		14,372,628

Regional Malls — 16.2%
21,650	CBL & Associates Properties, Inc.	1,652,978
174,500	Feldman Mall Properties, Inc.†	2,270,245
105,270	General Growth Properties, Inc.	3,806,563
32,600	Mills Corporation (The)	2,078,576
66,444	Simon Property Group, Inc.	4,296,933

		14,105,295

Self Storage — 1.3%
26,900	Sovran Self Storage, Inc.	1,133,566

Shopping Centers — 12.0%
54,000	Developers Diversified Realty Corporation	2,395,980
63,400	Equity One, Inc.	1,504,482
43,312	Kimco Realty Corporation	2,511,663
19,700	Pan Pacific Retail Properties, Inc.	1,235,190
21,400	Regency Centers Corporation	1,185,560
39,525	Weingarten Realty Investors	1,584,952

		10,417,827

See Notes to Financial Statements.

2

Shares		Value

Specialty — 5.4%
12,600	Correctional Properties Trust	$363,888
54,400	Friedman, Billings, Ramsey Group, Inc., Class A	1,054,816
22,697	New Century Financial Corporation	1,450,565
157,600	NorthStar Realty Finance Corp.†	1,804,520

		4,673,789

TOTAL COMMON STOCKS
(Cost $49,779,914)		81,958,759

PREFERRED STOCK — 1.2%
(Cost $1,000,000)
Mixed — 1.2%
20,000	Bedford Property Investors, Inc., 8.75%, 144A*, **	1,050,000

Principal
Amount

REPURCHASE AGREEMENT — 4.2%
(Cost $3,665,000)
$3,665,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $3,665,458 on 01/03/2005, collateralized by $3,755,000 FNMA, 2.271% maturing 02/23/2005 (value $3,741,974)	3,665,000

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $54,444,914)	99.6%	$86,673,759
OTHER ASSETS AND LIABILITIES (Net)	0.4	367,002

NET ASSETS	100.0%	$87,040,761

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

*	Fair valued security (see Notes to Financial Statement, Note 2). As of December 31, 2004, these securities represent $2,120,100, 2.4% of net assets.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. Restricted security that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2004, these securities represent $1,050,000, 1.2% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 8.75%	07/29/03	$1,000,000

ABBREVIATION:

FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$83,008,759
Repurchase agreement	3,665,000

Total Investments	86,673,759
Cash	336
Interest receivable	153
Dividends receivable	417,120
Receivable for Fund shares sold	86,985
Prepaid expenses and other assets	27,202

Total Assets	87,205,555

LIABILITIES:
Payable for Fund shares redeemed	68,703
Trustees’ fees and expenses payable	20,269
Transfer agency/record keeping fees payable	14,776
Administration fees payable	13,830
Distribution and shareholder servicing fees payable — Class A, B and C Shares	10,781
Custody fees payable	3,004
Investment advisory fees payable	631
Shareholder servicing fees payable — Class K Shares	146
Accrued expenses and other payables	32,654

Total Liabilities	164,794

NET ASSETS	$87,040,761

Investments, at cost	$54,444,914

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$307,485
Undistributed net realized gain on investments sold	3,361,928
Net unrealized appreciation of investments	32,228,845
Paid-in capital	51,142,503

$87,040,761

NET ASSETS:
Class A Shares	$7,036,104

Class B Shares	$8,106,831

Class C Shares	$3,388,510

Class K Shares	$290,795

Class Y Shares	$68,218,521

SHARES OUTSTANDING:
Class A Shares	314,267

Class B Shares	362,978

Class C Shares	150,853

Class K Shares	13,012

Class Y Shares	3,044,752

CLASS A SHARES:
Net asset value and redemption price per share	$22.39

Maximum sales charge	5.50%
Maximum offering price per share	$23.69

CLASS B SHARES:
Net asset value and offering price per share*	$22.33

CLASS C SHARES:
Net asset value and offering price per share*	$22.46

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$22.35

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$22.41

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$7,633
Dividends	2,162,972

Total Investment Income	2,170,605

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,245
Class B Shares	36,516
Class C Shares	15,371
Shareholder servicing fees:
Class K Shares	1,428
Investment advisory fees	293,882
Administration fees	63,983
Transfer agency/record keeping fees	37,093
Legal and audit fees	25,929
Custody fees	17,448
Registration and filing fees	15,145
Trustees’ fees and expenses	12,598
Other	21,744

Total Expenses	548,382
Fees waived by transfer agent	(579)

Net Expenses	547,803

NET INVESTMENT INCOME	1,622,802

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	5,841,267
Net change in unrealized appreciation/(depreciation) of securities	10,488,443

Net realized and unrealized gain on investments	16,329,710

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,952,512

See Notes to Financial Statements.

8

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$1,622,802	$2,447,010
Net realized gain from security transactions	5,841,267	2,452,820
Net change in unrealized appreciation/(depreciation) of securities	10,488,443	10,170,441

Net increase in net assets resulting from operations	17,952,512	15,070,271
Dividends to shareholders from net investment income(a):
Class A Shares	(92,506)	(177,765)
Class B Shares	(88,450)	(211,046)
Class C Shares	(36,851)	(58,836)
Class K Shares	(17,695)	(110,737)
Class Y Shares	(1,061,346)	(2,113,883)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	985,140	500,568
Class B Shares	(278,009)	(136,606)
Class C Shares	(40,524)	1,340,916
Class K Shares	(1,198,286)	(2,737,560)
Class Y Shares	(1,402,696)	3,317,956

Net increase in net assets	14,721,289	14,683,278
NET ASSETS
Beginning of period	72,319,472	57,636,194

End of period	$87,040,761	$72,319,472

Undistributed/(Accumulated distributions in excess of) net investment income	$307,485	$(18,469)

(a)	The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. Real estate companies often recharacterize the nature of the distributions they paid during their fiscal year, frequently with the result that distributions they previously identified as income are recharacterized as a return of capital. Due to these factors and the Fund’s investment activity through June 30, 2005, the composition of the Fund’s distributions as reported in this statement may differ from the final composition.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$1,453,660	$3,820,540
Issued as reinvestment of dividends	64,564	124,726
Redeemed	(533,084)	(3,444,698)

Net increase	$985,140	$500,568

Class B Shares:
Sold	$1,194,363	$2,915,465
Issued as reinvestment of dividends	56,245	128,253
Redeemed*	(1,528,617)	(3,180,324)

Net decrease	$(278,009)	$(136,606)

Class C Shares:
Sold	$756,333	$1,989,501
Issued as reinvestment of dividends	20,355	34,977
Redeemed	(817,212)	(683,562)

Net increase/(decrease)	$(40,524)	$1,340,916

Class K Shares:
Sold	$978	$583,022
Redeemed	(1,199,264)	(3,320,582)

Net decrease	$(1,198,286)	$(2,737,560)

Class Y Shares:
Sold	$1,884,382	$9,113,861
Issued as reinvestment of dividends	138,170	260,079
Redeemed	(3,425,248)	(6,055,984)

Net increase/(decrease)	$(1,402,696)	$3,317,956

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	72,295	221,600
Issued as reinvestment of dividends	3,206	7,194
Redeemed	(26,702)	(203,855)

Net increase	48,799	24,939

Class B Shares:
Sold	59,784	169,465
Issued as reinvestment of dividends	2,804	7,453
Redeemed*	(77,397)	(187,134)

Net decrease	(14,809)	(10,216)

Class C Shares:
Sold	37,803	109,617
Issued as reinvestment of dividends	1,022	2,021
Redeemed	(40,546)	(39,711)

Net increase/(decrease)	(1,721)	71,927

Class K Shares:
Sold	49	34,943
Redeemed	(56,232)	(177,797)

Net decrease	(56,183)	(142,854)

Class Y Shares:
Sold	94,015	515,884
Issued as reinvestment of dividends	6,865	15,042
Redeemed	(169,587)	(348,232)

Net increase/(decrease)	(68,707)	182,694

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$18.17		$14.96		$14.65	$13.22	$12.09	$12.78

Income/(loss) from investment operations:
Net investment income	0.40		0.60		0.58	0.58	0.44	0.56
Net realized and unrealized gain/(loss) on investments	4.14		3.26		0.39	1.52	1.30	(0.57)

Total from investment operations	4.54		3.86		0.97	2.10	1.74	(0.01)

Less distributions:
Dividends from net investment income	(0.32	)(f)	(0.65)		(0.66)	(0.50)	(0.43)	(0.56)
Distributions from capital	—		—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.32)		(0.65)		(0.66)	(0.67)	(0.61)	(0.68)

Net asset value, end of period	$22.39		$18.17		$14.96	$14.65	$13.22	$12.09

Total return(b)	25.20%		26.11%		7.22%	16.52%	14.80%	0.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,036		$4,824		$3,599	$3,441	$3,155	$3,730
Ratio of operating expenses to average net assets	1.47	%(e)	1.48%		1.51%	1.20%	1.30%	1.33%
Ratio of net investment income to average net assets	4.05	%(d)(e)	3.45	%(d)	4.32%	4.33%	4.83%	4.90%
Portfolio turnover rate	21%		22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	1.48	%(e)	1.48%		1.51%	1.21%	1.30%	1.33%

(a)	The Munder Real Estate Equity Investment Fund Class A Shares and Class B Shares commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(e)	Annualized.

(f)	The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. Real estate companies often recharacterize the nature of the distributions they paid during their fiscal year, frequently with the result that distributions they previously identified as income are recharacterized as a return of capital. Due to these factors and the Fund’s investment activity through June 30, 2005, the composition of the Fund’s distributions as reported in this statement may differ from the final composition.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$18.13		$14.92		$14.62	$13.19	$12.10	$12.77

0.32		0.47		0.48	0.48	0.34	0.47
4.12		3.26		0.38	1.52	1.27	(0.54)

4.44		3.73		0.86	2.00	1.61	(0.07)

(0.24	)(f)	(0.52)		(0.56)	(0.40)	(0.34)	(0.48)
—		—		—	(0.17)	(0.18)	(0.12)

(0.24)		(0.52)		(0.56)	(0.57)	(0.52)	(0.60)

$22.33		$18.13		$14.92	$14.62	$13.19	$12.10

24.67%		25.24%		6.36%	15.69%	13.67%	(0.04)%

$8,107		$6,848		$5,790	$4,569	$3,571	$3,291
2.22	%(e)	2.23%		2.26%	1.95%	2.05%	2.08%
3.23	%(d)(e)	2.72	%(d)	3.57%	3.58%	4.08%	4.15%
21%		22%		19%	39%	30%	15%
2.23	%(e)	2.23%		2.26%	1.96%	2.05%	2.08%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$18.23		$15.01		$14.70	$13.26	$12.16	$12.82

Income/(loss) from investment operations:
Net investment income	0.33		0.45		0.48	0.48	0.34	0.48
Net realized and unrealized gain/(loss) on investments	4.14		3.29		0.39	1.53	1.28	(0.54)

Total from investment operations	4.47		3.74		0.87	2.01	1.62	(0.06)

Less distributions:
Dividends from net investment income	(0.24	)(f)	(0.52)		(0.56)	(0.40)	(0.34)	(0.48)
Distributions from capital	—		—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.24)		(0.52)		(0.56)	(0.57)	(0.52)	(0.60)

Net asset value, end of period	$22.46		$18.23		$15.01	$14.70	$13.26	$12.16

Total return(b)	24.70%		25.16%		6.40%	15.68%	13.68%	0.04%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,389		$2,781		$1,211	$1,252	$938	$669
Ratio of operating expenses to average net assets	2.22	%(e)	2.23%		2.26%	1.95%	2.05%	2.08%
Ratio of net investment income to average net assets	3.21	%(d)(e)	2.58	%(d)	3.57%	3.58%	4.08%	4.15%
Portfolio turnover rate	21%		22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	2.23	%(e)	2.23%		2.26%	1.96%	2.05%	2.08%

(a)	The Munder Real Estate Equity Investment Fund Class C shares and Class K shares commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(e)	Annualized.

(f)	The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. Real estate companies often recharacterize the nature of the distributions they paid during their fiscal year, frequently with the result that distributions they previously identified as income are recharacterized as a return of capital. Due to these factors and the Fund’s investment activity through June 30, 2005, the composition of the Fund’s distributions as reported in this statement may differ from the final composition.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$18.14		$14.93		$14.63	$13.20	$12.09	$12.78

0.40		0.61		0.58	0.58	0.43	0.56
4.13		3.25		0.38	1.52	1.29	(0.57)

4.53		3.86		0.96	2.10	1.72	(0.01)

(0.32	)(f)	(0.65)		(0.66)	(0.50)	(0.43)	(0.56)
—		—		—	(0.17)	(0.18)	(0.12)

(0.32)		(0.65)		(0.66)	(0.67)	(0.61)	(0.68)

$22.35		$18.14		$14.93	$14.63	$13.20	$12.09

25.18%		26.16%		7.16%	16.55%	14.73%	0.55%

$291		$1,255		$3,166	$2,331	$1,712	$1,234
1.47	%(e)	1.48%		1.51%	1.20%	1.30%	1.33%
3.36	%(d)(e)	3.64	%(d)	4.32%	4.33%	4.83%	4.90%
21%		22%		19%	39%	30%	15%
1.48	%(e)	1.48%		1.51%	1.21%	1.30%	1.33%

See Notes to Financial Statements.

15

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/2004(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$18.18		$14.97		$14.66	$13.23	$12.13	$12.80

Income/(loss) from investment operations:
Net investment income	0.43		0.63		0.62	0.61	0.47	0.59
Net realized and unrealized gain/(loss) on investments	4.15		3.27		0.38	1.52	1.28	(0.55)

Total from investment operations	4.58		3.90		1.00	2.13	1.75	0.04

Less distributions:
Dividends from net investment income	(0.35	)(f)	(0.69)		(0.69)	(0.53)	(0.47)	(0.59)
Distributions from capital	—		—		—	(0.17)	(0.18)	(0.12)

Total distributions	(0.35)		(0.69)		(0.69)	(0.70)	(0.65)	(0.71)

Net asset value, end of period	$22.41		$18.18		$14.97	$14.66	$13.23	$12.13

Total return(b)	25.39%		26.40%		7.48%	16.80%	14.89%	0.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,219		$56,612		$43,871	$49,066	$49,483	$55,645
Ratio of operating expenses to average net assets	1.22	%(e)	1.23%		1.26%	0.95%	1.05%	1.08%
Ratio of net investment income to average net assets	4.24	%(d)(e)	3.67	%(d)	4.57%	4.58%	5.08%	5.15%
Portfolio turnover rate	21%		22%		19%	39%	30%	15%
Ratio of operating expenses to average net assets without expense waivers	1.23	%(e)	1.23%		1.26%	0.96%	1.05%	1.08%

(a)	The Munder Real Estate Equity Investment Fund Class Y shares commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratio of net investment income to average net assets varies by class in amounts other than the differing 12b-1 fees due to the timing of income recognition and fluctuating net asset levels.

(e)	Annualized.

(f)	The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. Real estate companies often recharacterize the nature of the distributions they paid during their fiscal year, frequently with the result that distributions they previously identified as income are recharacterized as a return of capital. Due to these factors and the Fund’s investment activity through June 30, 2005, the composition of the Fund’s distributions as reported in this statement may differ from the final composition.

See Notes to Financial Statements.

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

market or exchange where such securities are traded or the official close price of such exchange. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $579 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $63,983 before payment of sub-administration fees and $41,302 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1608% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,713 for its sub-transfer agency and other related services provided to the Fund for the year ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $18 to Comerica Securities and $1,435 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $16,249,802 and $18,321,180 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $32,520,434 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $291,589 and net appreciation for financial reporting purposes was $32,228,845. At December 31, 2004, aggregate cost for financial reporting purposes was $54,444,914.

6. Industry Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $572.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, dividends of $2,672,267 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(2,383,173)	$21,644,236	$19,261,063

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $2,383,173 of unused capital losses expiring in 2009.

22

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

10. Reclassification

    Certain distributions from the prior year have been reclassified to conform with current year financial statement presentation.

11. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

23

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

14. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

24

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25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNREIT1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Fund Manager: The Munder Small-Cap Value Fund Team

    The Fund earned a return of 16.47% for the six months ended December 31, 2004, relative to the 13.38% return for the Russell 2000 Value Index, the 10.79% return for the Lipper universe of small-cap value funds and the 11.97% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

    Small-capitalization stocks and value stocks both had strong relative returns for the six months ended December 31. The return for the Russell 2000 Value Index outpaced the 8.16% return for the Russell 2000 Growth Index, as well as the 7.19% return for the larger-cap S&P 500® Index. The relative strength of both small-cap and value stocks helped to boost the absolute return of the Fund for the six-month period.

    In addition to a strong absolute return, the Fund outperformed its Russell 2000 Value benchmark. Stock selection in the financials, information technology and consumer discretionary sectors was the primary reason for this relative strength, more than offsetting weaker stock selection in the health care sector. Merit Medical Systems, Inc. and ICON plc were responsible for the relative weakness in the Fund’s health care holdings. Merit Medical Systems provides disposable medical products used in the diagnosis and treatment of cardiovascular disease, while ICON provides clinical research and development services to the pharmaceutical, biotechnology and medical device industries.

    Relative strength in the financials sector was due primarily to the Fund’s position in Accredited Home Lenders Holding Company. The company provides mortgage-banking services, focusing on borrowers who do not meet conforming underwriting guidelines due to higher loan-to-value ratios. CACI International, Inc., Digi International, Inc. and Websense, Inc. were the key drivers of performance in the information technology sector. CACI International offers its clients technology and communications solutions in the areas of systems integration, managed network services, knowledge management and engineering services. Digi International provides wired and wireless hardware and software connectivity solutions. Websense offers employee Internet management products that enable businesses to analyze, report and manage how their employees are using computing resources at work, including Internet access.

    In the consumer discretionary sector, The Ryland Group, Inc. and Penn National Gaming, Inc. were responsible for the relative strength in performance. Ryland Group is focused on homebuilding and mortgage financing. Penn National Gaming owns and operates multi-jurisdictional gaming and pari-mutuel wagering properties, including racetracks, off-track wagering facilities, casinos and video lottery terminals.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 companies based on market capitalization in the

iii

Russell 3000 Index, an index representing approximately 98% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper small-cap value universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000		$1,163.30		$7.03	(1)	1.29%
Class B	$1,000		$1,158.90		$11.10	(1)	2.04%
Class C	$1,000		$1,158.90		$11.10	(1)	2.04%
Class K	$1,000		$1,163.10		$7.03	(1)	1.29%
Class R	$1,000	(2)	$1,193.00	(3)	$7.22	(3)	1.54%
Class Y	$1,000		$1,164.70		$5.67	(1)	1.04%

Hypothetical
Class A	$1,000		$1,018.70		$6.56	(1)	1.29%
Class B	$1,000		$1,014.92		$10.36	(1)	2.04%
Class C	$1,000		$1,014.92		$10.36	(1)	2.04%
Class K	$1,000		$1,018.70		$6.56	(1)	1.29%
Class R	$1,000		$1,017.44		$7.83	(4)	1.54%
Class Y	$1,000		$1,019.96		$5.30	(1)	1.04%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 93.0%
Aerospace & Defense — 1.3%
135,400	Alliant Techsystems Inc.†	$8,852,452

Airlines — 0.4%
211,800	ExpressJet Holdings, Inc.†	2,727,984

Automobiles — 2.9%
236,500	Thor Industries, Inc.**	8,762,325
280,900	Winnebago Industries, Inc.**	10,971,954

		19,734,279

Auto Components — 5.7%
370,900	American Axle & Manufacturing Holdings, Inc.**	11,371,794
278,500	BorgWarner Inc.	15,086,345
126,000	Drew Industries Incorporated†, **	4,557,420
214,400	Noble International, Ltd.**	4,371,616
254,001	Spartan Motors, Inc.	3,030,232

		38,417,407

Beverages — 1.2%
170,400	Constellation Brands, Inc., Class A†	7,925,304

Building Products — 1.3%
204,300	Universal Forest Products, Inc.**	8,866,620

Capital Markets — 1.5%
149,050	Affiliated Managers Group, Inc.†, **	10,096,647

Chemicals — 1.6%
99,600	Headwaters, Incorporated†, **	2,838,600
62,200	Minerals Technologies, Inc.**	4,148,740
145,400	Spartech Corporation**	3,938,886

		10,926,226

Commercial Banks — 1.1%
132,500	Prosperity Bancshares, Inc.**	3,870,325
72,900	UCBH Holdings, Inc.**	3,340,278

		7,210,603

Commercial Services & Supplies — 2.0%
153,900	ADESA, Inc.	3,265,758
179,200	Asset Acceptance Capital Corp.†, **	3,816,960

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
93,500	Ritchie Brothers Auctioneers Incorporated**	$3,091,110
85,800	School Specialty, Inc.†	3,308,448

		13,482,276

Communications Equipment — 1.3%
502,197	Digi International, Inc.†	8,632,766

Consumer Finance — 0.7%
168,700	ACE Cash Express, Inc.†	5,003,642

Containers & Packaging — 0.4%
55,900	AptarGroup, Inc.	2,950,402

Electric Utilities — 0.3%
54,233	ALLETE, Inc.	1,993,063

Electrical Equipment — 1.5%
282,100	AMETEK, Inc.	10,062,507

Electronic Equipment & Instruments — 0.8%
469,100	TTM Technologies, Inc.†	5,535,380

Energy Equipment & Services — 4.9%
105,300	Core Laboratories N.V.†	2,458,755
190,968	FMC Technologies, Inc.†	6,149,170
140,500	Key Energy Services, Inc.†	1,657,900
265,350	Oil States International, Inc.†	5,118,601
276,300	Pason Systems, Inc.	8,497,299
127,200	TETRA Technologies, Inc.†	3,599,760
140,000	Unit Corporation†	5,349,400

		32,830,885

Food & Drug Retailing — 0.3%
69,500	United Natural Foods, Inc.†	2,161,450

Gas Utilities — 0.5%
75,100	New Jersey Resources Corporation	3,254,834

Health Care Equipment & Supplies — 5.2%
188,700	Kensey Nash Corporation†, **	6,515,811
48,300	Matthews International Corporation, Class A	1,777,440
563,176	Merit Medical Systems, Inc.†, **	8,605,329
173,095	Orthofix International N.V.†, **	6,833,618

See Notes to Financial Statements.

2

Shares		Value

Health Care Equipment & Supplies (Continued)
178,600	PolyMedica Corporation**	$6,659,994
90,200	Respironics, Inc.†	4,903,272

		35,295,464

Health Care Providers & Services — 1.2%
141,100	ICON plc, ADR†, **	5,453,515
122,700	VCA Antech, Inc.†, **	2,404,920

		7,858,435

Hotels, Restaurants & Leisure — 1.7%
141,000	Penn National Gaming, Inc.†	8,537,550
103,325	RARE Hospitality International, Inc.†	3,291,935

		11,829,485

Household Durables — 5.0%
134,800	Craftmade International, Inc.**	2,658,391
237,600	Pulte Homes, Inc.	15,158,880
275,400	Ryland Group, Inc. (The)	15,846,516

		33,663,787

Industrial Conglomerates — 1.6%
123,500	Carlisle Companies Incorporated	8,017,620
129,200	Raven Industries, Inc.	2,753,252

		10,770,872

Information Technology Services — 1.7%
167,500	CACI International, Inc.†, **	11,411,775

Insurance — 2.8%
157,600	Hub International Limited	2,901,416
123,800	RenaissanceRe Holdings Ltd.	6,447,504
87,700	RLI Corporation	3,645,689
238,100	Scottish Re Group Limited**	6,166,790

		19,161,399

Internet Software & Services — 1.2%
119,700	United Online, Inc.†, **	1,380,141
128,800	Websense, Inc.†	6,532,736

		7,912,877

Machinery — 3.8%
119,300	Actuant Corporation, Class A†, **	6,221,495
110,000	Graco, Inc.	4,108,500

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery (Continued)
151,100	Oshkosh Truck Corporation	$10,332,218
123,500	Reliance Steel & Aluminum Co.**	4,811,560

		25,473,773

Metals and Mining — 1.8%
283,420	AMCOL International Corporation	5,693,908
342,700	Metals USA, Inc.†, **	6,357,085

		12,050,993

Oil & Gas — 4.3%
322,500	Brigham Exploration Company†	2,902,500
101,800	Cimarex Energy Company†	3,858,220
194,000	Golar LNG Limited†, **	2,888,660
346,200	Magnum Hunter Resources, Inc.†, **	4,465,980
167,025	Nordic American Tanker Shipping Limited**	6,522,326
165,700	Southwestern Energy Company†	8,399,333

		29,037,019

Real Estate — 17.7%
246,000	Aames Investment Corporation, REIT	2,632,200
438,500	American Home Mortgage Investment Corporation, REIT**	15,018,625
245,100	Anthracite Capital, Inc., REIT	3,029,436
562,800	Ashford Hospitality Trust, Inc., REIT	6,117,636
137,800	Corporate Office Properties Trust, REIT**	4,044,430
70,100	Correctional Properties Trust, REIT	2,024,488
508,970	Friedman, Billings, Ramsey Group, Inc., Class A, REIT**	9,868,928
221,900	Highland Hospitality Corporation, REIT	2,494,156
447,800	Impac Mortgage Holdings, Inc., REIT**	10,151,626
483,000	KKR Financial Corp., 144A, REIT†, ††, ***	4,950,750
332,300	Luminent Mortgage Capital, Inc., REIT**	3,954,370
125,100	Mills Corporation (The), REIT	7,976,376
213,815	New Century Financial Corporation, REIT	13,664,917
333,900	Newcastle Investment Corp., REIT	10,611,342
475,000	People’s Choice Financial Corporation, 144A, REIT††, ***	4,750,000
159,400	RAIT Investment Trust, REIT	4,458,418

See Notes to Financial Statements.

4

Shares		Value

Real Estate (Continued)
69,800	Redwood Trust, Inc., REIT**	$4,333,882
394,460	Saxon Capital, Inc., REIT	9,463,095

		119,544,675

Road & Rail — 5.4%
407,225	Genesee & Wyoming, Inc., Class A†	11,455,239
41,300	Landstar System, Inc.†	3,041,332
376,500	Old Dominion Freight Line, Inc.†, **	13,102,200
243,400	Overnite Corporation	9,064,216

		36,662,987

Semiconductors & Semiconductor Equipment — 2.5%
365,700	Diodes, Incorporated†, **	8,275,791
152,700	Sigmatel, Inc.†	5,425,431
535,500	White Electronic Designs Corporation†, **	3,389,715

		17,090,937

Software — 0.4%
106,300	Manhattan Associates, Inc.†	2,538,444

Specialty Retail — 2.9%
101,200	Guitar Center, Inc.†	5,332,228
132,000	Hibbett Sporting Goods, Inc.†	3,512,520
122,600	Sonic Automotive, Inc., Class A**	3,040,480
256,200	United Auto Group, Inc.**	7,580,958

		19,466,186

Textiles & Apparel — 0.6%
125,500	Quiksilver, Inc.†	3,738,645

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 3.5%
305,800	Accredited Home Lenders Holding Company†, **	$15,192,144
378,100	Commercial Capital Bancorp, Inc.**	8,764,358

		23,956,502

TOTAL COMMON STOCKS
(Cost $464,942,824)		628,128,982

INVESTMENT COMPANY SECURITIES — 1.9%
53,200	iShares Russell 2000 Value Index Fund**	10,265,472
148,900	MCG Capital Corporation**	2,550,657

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,119,944)		12,816,129

Principal
Amount

REPURCHASE AGREEMENT — 5.0%
(Cost $33,644,000)
$33,644,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $33,648,206 on 01/03/2005, collateralized by $24,605,000 FHLMC, 2.700% maturing 09/20/2005 (value $24,117,870) and collateralized by $3,590,000 FNMA, 2.335% maturing 03/09/2005 (value $3,573,931) and collateralized by $5,270,000 U.S. Treasury Bill, 7.250% maturing 05/15/2016 (value $6,634,403)	33,644,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 14.4%
(Cost $97,434,715)
97,434,715	State Street Navigator Securities Lending Trust – Prime Portfolio*	97,434,715

See Notes to Financial Statements.

6

		Value

TOTAL INVESTMENTS
(Cost $607,141,483)	114.3%	772,023,826

OTHER ASSETS AND LIABILITIES (Net)	(14.3)	(96,470,433)

NET ASSETS	100.0%	$675,553,393

*	As of December 31, 2004 the market value of the securities on loan is $94,812,510.

**	Security, or a portion thereof, is on loan.

***	Fair valued security (see Notes to financial statements, Note 2). As of December 31, 2004, these securities represent $9,700,750, 1.4% of net assets.

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
FNMA  — Federal National Mortgage Association
REIT   — Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

At December 31, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Small-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	85.5%	$576,867,989
Bermuda	2.8	19,136,620
Canada	2.1	14,489,825
Netherlands	1.4	9,292,373
Israel	0.8	5,453,515
Norway	0.4	2,888,660

TOTAL COMMON STOCKS	93.0	628,128,982
INVESTMENT COMPANY SECURITIES	1.9	12,816,129
REPURCHASE AGREEMENT	5.0	33,644,000
COLLATERAL FOR SECURITIES ON LOAN	14.4	97,434,715

TOTAL INVESTMENTS	114.3	772,023,826
OTHER ASSETS AND LIABILITIES (Net)	(14.3)	(96,470,433)

NET ASSETS	100.0%	$675,553,393

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $94,812,510 of securities loaned)	$738,379,826
Repurchase agreement	33,644,000

Total Investments	772,023,826
Cash	619
Foreign currency, at value	5,057
Interest receivable	1,402
Dividends receivable	1,318,588
Receivable for Fund shares sold	7,764,612
Prepaid expenses and other assets	70,699

Total Assets	781,184,803

LIABILITIES:
Payable for Fund shares redeemed	1,299,025
Payable for investment securities purchased	6,487,604
Payable upon return of securities loaned	97,434,715
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	163,308
Transfer agency/record keeping fees payable	84,680
Administration fees payable	61,307
Trustees’ fees and expenses payable	18,905
Shareholder servicing fees payable — Class K Shares	11,462
Investment advisory fees payable	11,059
Custody fees payable	9,247
Accrued expenses and other payables	50,098

Total Liabilities	105,631,410

NET ASSETS	$675,553,393

Investments, at cost	$607,141,483

Foreign currency, at cost	$6,084

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$262,631
Accumulated net realized loss on investments sold	(287,506)
Net unrealized appreciation of investments	164,883,395
Paid-in capital	510,694,873

$675,553,393

NET ASSETS:
Class A Shares	$192,226,450

Class B Shares	$64,090,797

Class C Shares	$97,429,379

Class K Shares	$56,937,242

Class R Shares	$5,965

Class Y Shares	$264,863,560

SHARES OUTSTANDING:
Class A Shares	7,331,273

Class B Shares	2,522,137

Class C Shares	3,845,916

Class K Shares	2,173,641

Class R Shares	228

Class Y Shares	10,046,529

CLASS A SHARES:
Net asset value and redemption price per share	$26.22

Maximum sales charge	5.50%
Maximum offering price per share	$27.75

CLASS B SHARES:
Net asset value and offering price per share*	$25.41

CLASS C SHARES:
Net asset value and offering price per share*	$25.33

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$26.19

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$26.18

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$26.36

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$194,138
Dividends(a)	5,864,945
Securities lending	62,980

Total Investment Income	6,122,063

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	147,030
Class B Shares	265,036
Class C Shares	311,953
Class R Shares	11
Shareholder servicing fees:
Class K Shares	63,896
Investment advisory fees	1,883,234
Administration fees	302,862
Transfer agency/record keeping fees	264,225
Custody fees	45,686
Legal and audit fees	32,490
Registration and filing fees	23,414
Trustees’ fees and expenses	12,687
Other	52,991

Total Expenses	3,405,515
Fees waived by transfer agent	(1,510)

Net Expenses	3,404,005

NET INVESTMENT INCOME	2,718,058

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	153,924
Foreign currency-related transactions	(199)
Net change in unrealized appreciation/ (depreciation) of:
Securities	82,650,696
Foreign currency-related transactions	964

Net realized and unrealized gain on investments	82,805,385

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,523,443

(a)	Net of foreign withholding taxes of $9,746.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$2,718,058	$601,131
Net realized gain from security transactions and foreign currency-related transactions	153,725	19,125,925
Net change in unrealized appreciation of securities and foreign currency-related transactions	82,651,660	54,584,643

Net increase in net assets resulting from operations	85,523,443	74,311,699
Dividends to shareholders from net investment income:
Class A Shares	(821,051)	—
Class K Shares	(250,206)	—
Class R Shares	(28)	—
Class Y Shares	(1,800,664)	(70,081)
Distributions to shareholders from net realized gains:
Class A Shares	(2,354,500)	—
Class B Shares	(1,103,906)	—
Class C Shares	(1,263,641)	—
Class K Shares	(1,055,171)	—
Class R Shares	(110)	—
Class Y Shares	(4,404,612)	—
Net increase in net assets from Fund share transactions:
Class A Shares	97,000,820	44,317,535
Class B Shares	7,625,875	9,143,988
Class C Shares	43,842,866	26,615,557
Class K Shares	2,595,901	10,262,803
Class R Shares	5,138	—
Class Y Shares	44,617,416	76,893,736
Short-term trading fees	22,593	13,461

Net increase in net assets	268,180,163	241,488,698
NET ASSETS:
Beginning of year	407,373,230	165,884,532

End of period	$675,553,393	$407,373,230

Undistributed net investment income	$262,631	$416,522

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$106,898,047	$59,328,691
Issued as reinvestment of dividends and distributions	2,584,483	—
Redeemed	(12,481,710)	(15,011,156)

Net increase	$97,000,820	$44,317,535

Class B Shares:
Sold	$13,223,002	$16,919,860
Issued as reinvestment of dividends and distributions	669,693	—
Redeemed*	(6,266,820)	(7,775,872)

Net increase	$7,625,875	$9,143,988

Class C Shares:
Sold	$46,396,271	$29,758,438
Issued as reinvestment of dividends and distributions	716,071	—
Redeemed	(3,269,476)	(3,142,881)

Net increase	$43,842,866	$26,615,557

Class K Shares:
Sold	$6,710,654	$20,087,751
Issued as reinvestment of dividends and distributions	3,650	—
Redeemed	(4,118,403)	(9,824,948)

Net increase	$2,595,901	$10,262,803

Class R Shares:
Sold	$5,000	$—
Issued as reinvestment of dividends and distributions	138	—

Net increase	$5,138	$—

Class Y Shares:
Sold	$49,164,727	$81,906,455
Issued as reinvestment of dividends and distributions	3,811,221	10,740
Redeemed	(8,358,532)	(5,023,459)

Net increase	$44,617,416	$76,893,736

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2004(a)	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	4,434,211	2,795,600
Issued as reinvestment of dividends and distributions	108,401	—
Redeemed	(520,148)	(709,455)

Net increase	4,022,464	2,086,145

Class B Shares:
Sold	570,970	838,090
Issued as reinvestment of dividends and distributions	29,942	—
Redeemed*	(274,474)	(376,506)

Net increase	326,438	461,584

Class C Shares:
Sold	2,000,222	1,438,484
Issued as reinvestment of dividends and distributions	32,092	—
Redeemed	(142,360)	(153,695)

Net increase	1,889,954	1,284,789

Class K Shares:
Sold	287,099	1,005,883
Issued as reinvestment of dividends and distributions	139	—
Redeemed	(172,740)	(464,813)

Net increase	114,498	541,070

Class R Shares:
Sold	222	—
Issued as reinvestment of dividends and distributions	6	—

Net increase	228	—

Class Y Shares:
Sold	2,063,331	3,679,004
Issued as reinvestment of dividends and distributions	156,033	492
Redeemed	(355,426)	(236,540)

Net increase	1,863,938	3,442,956

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$23.12		$16.84	$16.95	$16.43	$12.19	$13.10

Income/(loss) from investment operations:
Net investment income/(loss)	0.14		0.07	0.05	0.09	0.14	0.04
Net realized and unrealized gain/(loss) on investments	3.57		6.21	(0.04)*	1.42	4.22	(0.89)

Total from investment operations	3.71		6.28	0.01	1.51	4.36	(0.85)

Less distributions:
Dividends from net investment income	(0.12)		—	—	(0.05)	(0.12)	(0.05)
Distributions in excess of net investment income	—		—	—	—	—	(0.01)
Distributions from net realized capital gains	(0.49)		—	(0.12)	(0.94)	—	—

Total distributions	(0.61)		—	(0.12)	(0.99)	(0.12)	(0.06)

Short term trading fees	0.00(e	)	—	—	—	—	—

Net asset value, end of period	$26.22		$23.12	$16.84	$16.95	$16.43	$12.19

Total return(b)	16.33%		37.29%	0.20%	10.50%	35.89%	(6.57)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$192,226		$76,498	$20,593	$15,143	$7,872	$3,469
Ratio of operating expenses to average net assets	1.29	%(d)	1.39%	1.65%	1.41%	1.29%	1.31%
Ratio of net investment income/(loss) to average net assets	1.15	%(d)	0.33%	0.36%	0.56%	0.92%	0.31%
Portfolio turnover rate	16%		43%	70%	85%	140%	76%
Ratio of operating expenses to average net assets without expense waivers	1.29	%(d)	1.39%	1.66%	1.42%	1.29%	1.31%

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(a)	The Munder Small-Cap Value Fund Class A Shares and Class B Shares commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$22.41		$16.45	$16.68	$16.24	$12.06	$13.03

0.05		(0.09)	(0.05)	(0.03)	0.12	(0.05)
3.44		6.05	(0.06)*	1.42	4.07	(0.91)

3.49		5.96	(0.11)	1.39	4.19	(0.96)

—		—	—	(0.01)	(0.01)	—
—		—	—	—	—	(0.01)
(0.49)		—	(0.12)	(0.94)	—	—

(0.49)		—	(0.12)	(0.95)	(0.01)	(0.01)

0.00(e	)	—	—	—	—	—

$25.41		$22.41	$16.45	$16.68	$16.24	$12.06

15.89%		36.23%	(0.52)%	9.75%	34.80%	(7.38)%

$64,091		$49,204	$28,525	$35,505	$15,063	$2,741
2.04	%(d)	2.14%	2.40%	2.16%	2.04%	2.06%
0.40	%(d)	(0.42)%	(0.39)%	(0.19)%	0.17%	(0.44)%
16%		43%	70%	85%	140%	76%
2.04	%(d)	2.14%	2.41%	2.17%	2.04%	2.06%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$22.34		$16.40	$16.63	$16.19	$12.02	$13.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		(0.09)	(0.05)	(0.03)	0.13	(0.05)
Net realized and unrealized gain/(loss) on investments	3.43		6.03	(0.06)*	1.42	4.05	(0.92)

Total from investment operations	3.48		5.94	(0.11)	1.39	4.18	(0.97)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.01)	—
Distributions in excess of net investment income	—		—	—	—	—	(0.01)
Distributions from net realized capital gains	(0.49)		—	(0.12)	(0.94)	—	—

Total distributions	(0.49)		—	(0.12)	(0.95)	(0.01)	(0.01)

Short term trading fees	0.00(e	)	—	—	—	—	—

Net asset value, end of period	$25.33		$22.34	$16.40	$16.63	$16.19	$12.02

Total return(b)	15.89%		36.22%	(0.52)%	9.78%	34.83%	(7.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,429		$43,699	$11,008	$11,289	$4,772	$1,275
Ratio of operating expenses to average net assets	2.04	%(d)	2.14%	2.40%	2.16%	2.04%	2.06%
Ratio of net investment income/(loss) to average net assets	0.40	%(d)	(0.42)%	(0.39)%	(0.19)%	0.17%	(0.44)%
Portfolio turnover rate	16%		43%	70%	85%	140%	76%
Ratio of operating expenses to average net assets without expense waivers	2.04	%(d)	2.14%	2.41%	2.17%	2.04%	2.06%

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(a)	The Munder Small-Cap Value Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$23.10		$16.83	$16.93	$16.40	$12.17	$13.11

0.14		0.07	0.05	0.09	0.18	0.04
3.56		6.20	(0.03)*	1.43	4.17	(0.92)

3.70		6.27	0.02	1.52	4.35	(0.88)

(0.12)		—	—	(0.05)	(0.12)	(0.06)
—		—	—	—	—	—
(0.49)		—	(0.12)	(0.94)	—	—

(0.61)		—	(0.12)	(0.99)	(0.12)	(0.06)

0.00(e	)	—	—	—	—	—

$26.19		$23.10	$16.83	$16.93	$16.40	$12.17

16.31%		37.25%	0.32%	10.52%	35.87%	(6.73)%

$56,937		$47,561	$25,547	$6,530	$9,673	$15,571
1.29	%(d)	1.39%	1.65%	1.41%	1.29%	1.31%
1.15	%(d)	0.33%	0.36%	0.56%	0.92%	0.31%
16%		43%	70%	85%	140%	76%
1.29	%(d)	1.39%	1.66%	1.42%	1.29%	1.31%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended
	12/31/04(c)
	(Unaudited

Net asset value, beginning of period	$22.52

Income/(loss) from investment operations:
Net investment income	0.12
Net realized and unrealized gain/(loss) on investments	4.15

Total from investment operations	4.27

Less distributions:
Dividends from net investment income	(0.12)
Distributions in excess of net investment income	—
Distributions from net realized capital gains	(0.49)

Total distributions	(0.61)

Short term trading fees	0.00(e	)

Net asset value, end of period	$26.18

Total return(b)	19.30%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$6
Ratio of operating expenses to average net assets	1.54	%(d)
Ratio of net investment income to average net assets	0.90	%(d)
Portfolio turnover rate	16%
Ratio of operating expenses to average net assets without expense waivers	1.54	%(d)

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(a)	The Munder Small-Cap Value Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

20

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$23.27		$16.92	$16.98	$16.44	$12.20	$13.13

0.17		0.12	0.09	0.13	0.16	0.07
3.59		6.24	(0.03)*	1.42	4.23	(0.92)

3.76		6.36	0.06	1.55	4.39	(0.85)

(0.18)		(0.01)	—	(0.07)	(0.15)	(0.08)
—		—	—	—	—	—
(0.49)		—	(0.12)	(0.94)	—	—

(0.67)		(0.01)	(0.12)	(1.01)	(0.15)	(0.08)

0.00(e	)	—	—	—	—	—

$26.36		$23.27	$16.92	$16.98	$16.44	$12.20

16.47%		37.62%	0.50%	10.84%	36.11%	(6.45)%

$264,864		$190,411	$80,212	$45,122	$44,955	$31,920
1.04	%(d)	1.14%	1.40%	1.16%	1.04%	1.06%
1.40	%(d)	0.58%	0.61%	0.81%	1.17%	0.56%
16%		43%	70%	85%	140%	76%
1.04	%(d)	1.14%	1.41%	1.17%	1.04%	1.06%

See Notes to Financial Statements.

21

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22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had contractually agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $1,510 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $302,862 before payment of sub-administration fees and $202,805 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1205% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,192 for its sub-transfer agency and other related services provided to the Fund for the year ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

28

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $61 to Comerica Securities and $64,198 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $247,509,942 and $79,297,153 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $166,469,321 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,586,978 and net appreciation for financial reporting purposes was $164,882,343. At December 31, 2004, aggregate cost for financial reporting purposes was $607,141,483.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $2,949.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

29

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, dividends of $70,081 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$7,707,722	$2,683,880	$82,016,835	$92,408,437

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q

30

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Small Company
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Fund Manager: The Munder Small Company Growth Fund Team

    The Fund posted a return of 6.53% for the six months ended December 31, 2004, relative to the 8.16% return for the Russell 2000 Growth Index and the 7.20% return for the Lipper universe of small-cap growth funds.

ii

    During the period, the Fund benefited from a positive environment for small-cap stocks, with the 10.83% return for the small-cap Russell 2000 Index outpacing the 7.81% return for the large-cap Russell 1000 Index. The Fund’s focus on growth stocks, however, was not as positive, as growth stocks lagged behind value stocks for the period in all size segments of the stock market. In fact, the Russell 2000 Value Index’s return of 13.38% for the six months bested that of the Russell 2000 Growth Index by over five percentage points.

    The strongest contributions to the Fund’s overall performance during the period came from its investments in the industrials, materials and financials sectors, which all posted double-digit returns and were among the five strongest sectors of the Russell 2000 Growth Index. The industrials sector also contributed to the Fund’s relative performance versus its Russell 2000 Growth benchmark, due to strong stock selection. In particular, relative strength in industrials was primarily driven by investments in Actuant Corporation and Essex Corporation. Actuant makes industrial products and systems, including electrical tools which it sells to customers that include Ace Hardware, The Home Depot and Lowe’s. The company also supplies customized motion control systems to manufacturers in the recreational vehicle, truck, automotive and medical markets. Essex develops and commercializes optoelectronic devices for industry and the government.

    The information technology sector also showed relative strength, due to the holdings of Multi-Fineline Electronix, Inc., Witness Systems, Inc. and Aladdin Knowledge Systems Ltd. Multi-Fineline Electronix designs and manufactures printed circuit boards and related component assemblies, used in such devices as mobile phones, personal digital assistants (PDAs) and portable bar code scanners. Witness Systems provides customer interaction recording, performance analysis and electronic learning management software. Aladdin Knowledge Systems provides digital security solutions, which are used to prevent unauthorized use of software applications, and which enable software publishers to protect, license, distribute and sell software over the Internet.

    The relative strength in the industrials and information technology sectors was offset by relatively weak performance of the holdings in the health care and financials sectors. Weakness in the health care sector was largely due to ICON plc and Orthofix International N.V. ICON provides clinical research and development services on a global basis to the pharmaceutical, biotechnology and medical device industries. Orthofix International supplies medical equipment to the orthopedic market. Rewards Network, Inc. held back relative performance in the financials sector. The company markets and administers loyalty reward programs, bringing together participating merchants and members.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 companies based on market capitalization in the

iii

Russell 3000 Index, an index that represents approximately 98% of the U.S. equity market) with higher price-to-book ratios and higher forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,064.00	$10.56	2.03%
Class B	$1,000.00	$1,060.10	$14.44	2.78%
Class C	$1,000.00	$1,060.00	$14.43	2.78%
Class K	$1,000.00	$1,063.50	$10.56	2.03%
Class Y	$1,000.00	$1,065.30	$9.27	1.78%

Hypothetical
Class A	$1,000.00	$1,014.97	$10.31	2.03%
Class B	$1,000.00	$1,011.19	$14.09	2.78%
Class C	$1,000.00	$1,011.19	$14.09	2.78%
Class K	$1,000.00	$1,014.97	$10.31	2.03%
Class Y	$1,000.00	$1,016.23	$9.05	1.78%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

[This Page Intentionally Left Blank]

viii

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Shares		Value

COMMON STOCKS — 99.8%
Aerospace & Defense — 1.9%
18,500	Essex Corporation†	$374,625
16,300	Sypris Solutions, Inc.***	249,553

		624,178

Auto Components — 1.2%
24,300	Tenneco Automotive, Inc.†	418,932

Biotechnology — 2.9%
5,980	Genzyme Corporation†	347,273
25,400	Human Genome Sciences, Inc.†, ***	305,308
30,600	Vertex Pharmaceuticals Incorporated†, ***	323,442

		976,023

Chemicals — 1.6%
5,100	Albemarle Corporation***	197,421
2,500	Georgia Gulf Corporation	124,500
5,100	Hercules, Inc.†, ***	75,735
2,700	Quaker Chemical Corporation***	67,068
2,900	Spartech Corporation***	78,561

		543,285

Commercial Banks — 1.7%
25,100	Southwest Bancorporation of Texas, Inc.***	584,579

Commercial Services & Supplies — 6.3%
14,300	Asset Acceptance Capital Corp.†, ***	304,590
7,300	Bright Horizons Family Solutions, Inc.†, ***	472,748
3,400	Corporate Executive Board Company (The)	227,596
22,100	FTI Consulting, Inc.†, ***	465,647
18,200	Labor Ready, Inc.†, ***	307,944
8,550	School Specialty, Inc.†, ***	329,688

		2,108,213

Communications Equipment — 2.2%
30,300	Alvarion Ltd.†	402,384
14,400	Belden CDT, Inc.***	334,080

		736,464

See Notes to Financial Statements.

1

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 1.8%
11,500	Intergraph Corporation†	$309,695
18,300	Overland Storage, Inc.†, ***	305,427

		615,122

Consumer Finance — 2.0%
12,000	Cash America International, Inc.	356,760
45,800	Rewards Network, Inc.†, ***	320,600

		677,360

Distributors — 1.5%
37,100	Source Interlink Companies, Inc.†	492,688

Diversified Telecommunication Services — 0.4%
6,500	CT Communications, Inc.	79,950
1,900	SureWest Communications***	53,865

		133,815

Electronic Equipment & Instruments — 4.4%
10,300	Itron, Inc.†, ***	246,273
30,400	Multi-Fineline Electronix, Inc.†, ***	554,496
16,600	SYNNEX Corporation†, ***	399,396
22,900	TTM Technologies, Inc.†, ***	270,220

		1,470,385

Energy Equipment & Services — 2.5%
18,300	FMC Technologies, Inc.†	589,260
6,600	Oceaneering International, Inc.†	246,312

		835,572

Food & Staples Retailing — 1.6%
10,950	Performance Food Group Company†	294,665
7,700	United Natural Foods, Inc.†	239,470

		534,135

Food Products — 0.7%
32,100	SunOpta, Inc.†, ***	230,478

Health Care Equipment & Supplies — 6.9%
14,800	Integra LifeSciences Holdings Corporation†, ***	546,564
13,100	Kensey Nash Corporation†, ***	452,343
24,000	Matrixx Initiatives, Inc.†, ***	278,160
14,400	Molecular Devices Corporation†	289,440

See Notes to Financial Statements.

2

Shares		Value

Health Care Equipment & Supplies (Continued)
9,375	Orthofix International N.V.†, ***	$370,116
11,100	SonoSite, Inc.†, ***	376,845

		2,313,468

Health Care Providers & Services — 10.6%
8,500	American Healthways, Inc.†, ***	280,840
5,300	Chemed Corporation***	355,683
14,500	Computer Programs and Systems, Inc.***	335,675
18,000	Eclipsys Corporation†, ***	367,740
12,300	ICON plc, ADR†, ***	475,395
14,000	Merge Technologies Incorporated†, ***	311,500
18,400	MIM Corporation†, ***	116,840
11,400	National Medical Health Card Systems, Inc.†, ***	263,351
10,400	Psychiatric Solutions, Inc.†, ***	380,224
22,600	Res-Care, Inc.†	343,972
8,700	SFBC International, Inc.†, ***	343,650

		3,574,870

Hotels, Restaurants & Leisure — 5.3%
20,700	California Pizza Kitchen, Inc.†	476,100
24,000	CKE Restaurants, Inc.†, ***	348,240
8,800	Penn National Gaming, Inc.†, ***	532,840
18,200	Scientific Games Corporation†	433,888

		1,791,068

Household Durables — 2.7%
13,000	Levitt Corporation, Class A***	397,410
24,100	Tempur-Pedic International, Inc.†, ***	510,920

		908,330

Information Technology Services — 1.1%
20,500	CSG Systems International, Inc.†, ***	383,350

Insurance — 2.1%
7,435	FPIC Insurance Group, Inc.†, ***	263,050
7,300	Triad Guaranty, Inc.†, ***	441,504

		704,554

Internet Software & Services — 4.1%
8,400	Aladdin Knowledge Systems Ltd.†, ***	207,900
30,200	Digital Insight Corporation†, ***	555,680

See Notes to Financial Statements.

3

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services (Continued)
10,100	j2 Global Communications, Inc.†, ***	$348,450
80,600	LivePerson, Inc.†, ***	253,084

		1,365,114

Machinery — 3.8%
12,200	Actuant Corporation, Class A†, ***	636,230
7,600	Lincoln Electric Holdings, Inc.	262,504
4,500	Toro Company (The)	366,075

		1,264,809

Media — 1.2%
19,400	4Kids Entertainment, Inc.†, ***	407,788

Metals & Mining — 1.9%
4,900	Arch Coal, Inc.***	174,146
5,249	Gibraltar Industries, Inc.	123,981
5,100	NN, Inc.***	67,371
4,900	Pan American Silver Corp.†, ***	78,302
10,900	Royal Gold, Inc.***	198,816

		642,616

Oil & Gas — 0.9%
6,200	Ultra Petroleum Corp.†	298,406

Paper & Forest Products — 0.3%
6,600	Wausau-Mosinee Paper Corporation***	117,876

Pharmaceuticals — 2.3%
51,900	Discovery Partners International, Inc.†, ***	246,525
3,500	Kos Pharmaceuticals, Inc.†, ***	131,740
10,500	Noven Pharmaceuticals, Inc.†	179,130
12,000	Salix Pharmaceuticals Ltd.†, ***	211,080

		768,475

Real Estate — 1.3%
39,400	Highland Hospitality Corporation, REIT***	442,856

Road & Rail — 3.1%
19,150	Genesee & Wyoming, Inc., Class A†, ***	538,689
14,300	Old Dominion Freight Line, Inc.†	497,640

		1,036,329

See Notes to Financial Statements.

4

Shares		Value

Semiconductors & Semiconductor Equipment — 6.9%
10,900	Actel Corporation†, ***	$191,186
20,900	ADE Corporation†, ***	391,248
29,900	Amkor Technology, Inc.†, ***	199,732
28,300	ASE Test Limited†, ***	191,308
8,100	Brooks Automation, Inc.†, ***	139,482
42,600	Catalyst Semiconductor, Inc.†, ***	234,300
7,200	DSP Group, Inc.†	160,776
27,900	Micrel, Incorporated†, ***	307,458
26,500	RF Micro Devices, Inc.†, ***	181,260
3,600	Siliconix, Incorporated†	131,364
50,820	Siliconware Precision Industries Co., Ltd., ADR***	208,362

		2,336,476

Software — 4.1%
41,100	Epicor Software Corporation†, ***	579,099
9,300	TALX Corporation***	239,847
32,400	Witness Systems, Inc.†	565,704

		1,384,650

Specialty Retail — 5.3%
46,075	Bombay Company, Inc. (The)†, ***	254,795
27,400	Charlotte Russe Holding, Inc.†	276,740
5,700	O’Reilly Automotive, Inc.†, ***	256,785
18,000	Stein Mart, Inc.†	307,080
23,100	Steiner Leisure Limited†	690,228

		1,785,628

Thrifts & Mortgage Finance — 1.2%
10,720	Sterling Financial Corporation	420,867

Wireless Telecommunication Services — 2.0%
50,600	@Road, Inc.†	349,646
36,100	SBA Communications Corporation, Class A†, ***	335,008

		684,654

TOTAL COMMON STOCKS
(Cost $26,486,886)		33,613,413

See Notes to Financial Statements.

5

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Shares		Value

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
4,105	American Banknote Corporation, Series 1, expires 10/01/2007, (exercise price: $10.00)†, **	$0
4,105	American Banknote Corporation, Series 2, expires 10/01/2007, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 3.9%
(Cost $1,326,000)
$1,326,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $1,326,166 on 01/03/2005, collateralized by $1,360,000 FNMA, 2.313% maturing 02/23/2005†† (value $1,355,282)	1,326,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.9%
(Cost $7,393,780)
7,393,780	State Street Navigator Securities Lending Trust — Prime Portfolio*	7,393,780

TOTAL INVESTMENTS
(Cost $35,206,666)	125.6%	$42,333,193
OTHER ASSETS AND LIABILITIES (Net)	(25.6)	(8,633,280)

NET ASSETS	100.0%	$33,699,913

*	As of December 31, 2004, the market value of the securities on loan is $7,180,525.

**	Fair valued security as of December 31, 2004 (see Notes to Financial Statements, Note 2).

***	Security, or a portion thereof, is on loan.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

6

At December 31, 2004 the country diversification (based on the country in which the company’s headquarters is located) of the Small Company Growth Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	91.3%	$30,758,940
Bahamas	2.1	690,228
Ireland	1.8	610,284
Israel	1.4	475,395
Taiwan	1.2	399,670
Netherlands	1.1	370,116
Canada	0.9	308,780

TOTAL COMMON STOCKS	99.8	33,613,413
WARRANTS	0.0	0
REPURCHASE AGREEMENT	3.9	1,326,000
OTHER INVESTMENTS	21.9	7,393,780

TOTAL INVESTMENTS	125.6	42,333,193
OTHER ASSETS AND LIABILITIES (Net)	(25.6)	(8,633,280)

NET ASSETS	100.0%	$33,699,913

See Notes to Financial Statements.

7

Munder Small Company Growth Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,180,525 of securities loaned)	$41,007,193
Repurchase agreement	1,326,000

Total Investments	42,333,193
Interest receivable	55
Dividends receivable	11,077
Receivable for investment securities sold	270,717
Prepaid expenses and other assets	28,024

Total Assets	42,643,066

LIABILITIES:
Custodian overdraft payable	269,991
Payable for Fund shares redeemed	1,186,827
Payable upon return of securities loaned	7,393,780
Transfer agency/record keeping fees payable	22,502
Trustees’ fees and expenses payable	20,959
Administration fees payable	8,986
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,891
Custody fees payable	2,856
Shareholder servicing fees payable — Class K Shares	1,141
Investment advisory fees payable	560
Accrued expenses and other payables	31,660

Total Liabilities	8,943,153

NET ASSETS	$33,699,913

Investments, at cost	$35,206,666

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(288,910)
Accumulated net realized loss on investments sold	(53,478,677)
Net unrealized appreciation of investments	7,126,527
Paid-in capital	80,340,973

$33,699,913

NET ASSETS:
Class A Shares	$6,193,257

Class B Shares	$2,055,836

Class C Shares	$1,461,670

Class K Shares	$3,773,460

Class Y Shares	$20,215,690

SHARES OUTSTANDING:
Class A Shares	449,182

Class B Shares	166,509

Class C Shares	116,479

Class K Shares	278,060

Class Y Shares	1,441,803

CLASS A SHARES:
Net asset value and redemption price per share	$13.79

Maximum sales charge	5.50%
Maximum offering price per share	$14.59

CLASS B SHARES:
Net asset value and offering price per share*	$12.35

CLASS C SHARES:
Net asset value and offering price per share*	$12.55

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.57

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.02

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small Company Growth Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$5,881
Dividends(a)	36,615
Securities lending	8,078

Total Investment Income	50,574

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,279
Class B Shares	10,238
Class C Shares	6,869
Shareholder servicing fees:
Class K Shares	4,719
Investment advisory fees	123,088
Administration fees	40,478
Transfer agency/record keeping fees	39,797
Legal and audit fees	25,141
Registration and filing fees	16,162
Custody fees	15,972
Trustees’ fees and expenses	12,667
Other	18,248

Total Expenses	320,658
Fees waived by transfer agent	(561)

Net Expenses	320,097

NET INVESTMENT LOSS	(269,523)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	1,254,735
Net change in unrealized appreciation/(depreciation) of securities	1,094,391

Net realized and unrealized gain on investments	2,349,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,079,603

(a)	Net of foreign withholding taxes of $418.

See Notes to Financial Statements.

10

Munder Small Company Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment loss	$(269,523)	$(643,798)
Net realized gain from security transactions	1,254,735	13,890,122
Net change in unrealized appreciation/(depreciation) of securities	1,094,391	(2,041,613)

Net increase in net assets resulting from operations	2,079,603	11,204,711
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(386,977)	(151,698)
Class B Shares	(413,570)	(1,085,756)
Class C Shares	(135,778)	(74,823)
Class K Shares	(460,634)	(3,595,120)
Class Y Shares	(1,754,313)	(17,789,680)
Short-term trading fees	81	753

Net decrease in net assets	(1,071,588)	(11,491,613)
NET ASSETS:
Beginning of period	34,771,501	46,263,114

End of period	$33,699,913	$34,771,501

Accumulated net investment loss	$(288,910)	$(19,387)

See Notes to Financial Statements.

11

Munder Small Company Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$461,615	$3,131,943
Redeemed	(848,592)	(3,283,641)

Net decrease	$(386,977)	$(151,698)

Class B Shares:
Sold	$97,817	$450,586
Redeemed*	(511,387)	(1,536,342)

Net decrease	$(413,570)	$(1,085,756)

Class C Shares:
Sold	$107,156	$234,122
Redeemed	(242,934)	(308,945)

Net decrease	$(135,778)	$(74,823)

Class K Shares:
Sold	$169,652	$590,238
Redeemed	(630,286)	(4,185,358)

Net decrease	$(460,634)	$(3,595,120)

Class Y Shares:
Sold	$175,910	$949,460
Redeemed	(1,930,223)	(18,739,140)

Net decrease	$(1,754,313)	$(17,789,680)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	37,334	266,682
Redeemed	(68,348)	(274,689)

Net decrease	(31,014)	(8,007)

Class B Shares:
Sold	8,755	42,411
Redeemed*	(46,257)	(139,592)

Net decrease	(37,502)	(97,181)

Class C Shares:
Sold	9,130	20,643
Redeemed	(21,583)	(27,549)

Net decrease	(12,453)	(6,906)

Class K Shares:
Sold	13,881	48,758
Redeemed	(49,043)	(342,887)

Net decrease	(35,162)	(294,129)

Class Y Shares:
Sold	13,865	80,038
Redeemed	(140,638)	(1,461,767)

Net decrease	(126,773)	(1,381,729)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$12.96		$10.35	$11.37	$15.01	$20.18	$16.53

Income/ (loss) from investment operations:
Net investment loss	(0.11)		(0.17)	(0.12)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gain/ (loss) on investments	0.94		2.78	(0.90)	(3.53)	(4.09)	3.80

Total from investment operations	0.83		2.61	(1.02)	(3.64)	(4.20)	3.65

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.44)	—
Distributions in excess of net realized gains	—		—	—	—	(0.42)	—
Distributions from capital	—		—	—	—	(0.11)	—

Total distributions	—		—	—	—	(0.97)	—

Short-term trading fees	0.00	(e)	0.00 (e)	—	—	—	—

Net asset value, end of period	$13.79		$12.96	$10.35	$11.37	$15.01	$20.18

Total return(b)	6.40%		25.22%	(9.05)%	(24.18)%	(21.39)%	22.26%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$6,193		$6,224	$5,052	$6,288	$11,151	$16,611
Ratio of operating expenses to average net assets	2.03	%(d)	1.66%	1.64%	1.33%	1.28%	1.26%
Ratio of net investment loss to average net assets	(1.72	)%(d)	(1.36)%	(1.30)%	(0.91)%	(0.69)%	(0.89)%
Portfolio turnover rate	50%		111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	2.03	%(d)	1.66%	1.64%	1.33%	1.28%	1.26%

(a)	The Munder Small Company Growth Fund Class A Shares and Class B Shares commenced operations on November 23, 1992 and April 28, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$11.65		$9.36	$10.37	$13.78	$18.75	$15.71

(0.14)		(0.23)	(0.17)	(0.19)	(0.22)	(0.26)
0.84		2.52	(0.84)	(3.22)	(3.78)	3.30

0.70		2.29	(1.01)	(3.41)	(4.00)	3.04

—		—	—	—	(0.44)	—
—		—	—	—	(0.42)	—
—		—	—	—	(0.11)	—

—		—	—	—	(0.97)	—

0.00	(e)	0.00 (e)	—	—	—	—

$12.35		$11.65	$9.36	$10.37	$13.78	$18.75

6.01%		24.47%	(9.83)%	(24.67)%	(21.88)%	19.49%

$2,056		$2,377	$2,821	$4,397	$6,691	$8,562
2.78	%(d)	2.41%	2.39%	2.08%	2.03%	2.01%
(2.47	)%(d)	(2.11)%	(2.05)%	(1.66)%	(1.44)%	(1.64)%
50%		111%	65%	61%	162%	158%
2.78	%(d)	2.41%	2.39%	2.08%	2.03%	2.01%

See Notes to Financial Statements.

15

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$11.84		$9.52	$10.55	$14.01	$19.07	$15.97

Income/(loss) from investment operations:
Net investment loss	(0.14)		(0.24)	(0.17)	(0.19)	(0.22)	(0.26)
Net realized and unrealized gain/(loss) on investments	0.85		2.56	(0.86)	(3.27)	(3.87)	3.36

Total from investment operations	0.71		2.32	(1.03)	(3.46)	(4.09)	3.10

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.44)	—
Distributions in excess of net realized gains	—		—	—	—	(0.42)	—
Distributions from capital	—		—	—	—	(0.11)	—

Total distributions	—		—	—	—	(0.97)	—

Short-term trading fees	0.00	(e)	0.00(e )	—	—	—	—

Net asset value, end of period	$12.55		$11.84	$9.52	$10.55	$14.01	$19.07

Total return(b)	6.00%		24.37%	(9.76)%	(24.70)%	(21.95)%	19.49%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,462		$1,527	$1,293	$1,729	$2,584	$3,352
Ratio of operating expenses to average net assets	2.78	%(d)	2.41%	2.39%	2.08%	2.03%	2.01%
Ratio of net investment loss to average net assets	(2.47	)%(d)	(2.11)%	(2.05)%	(1.66)%	(1.44)%	(1.64)%
Portfolio turnover rate	50%		111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	2.78	%(d)	2.41%	2.39%	2.08%	2.03%	2.01%

(a)	The Munder Small Company Growth Fund Class C Shares and Class K Shares commenced operations on September 26, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$12.76		$10.18	$11.19	$14.75	$19.88	$16.54

(0.11)		(0.16)	(0.12)	(0.11)	(0.11)	(0.15)
0.92		2.74	(0.89)	(3.45)	(4.05)	3.49

0.81		2.58	(1.01)	(3.56)	(4.16)	3.34

—		—	—	—	(0.44)	—
—		—	—	—	(0.42)	—
—		—	—	—	(0.11)	—

—		—	—	—	(0.97)	—

0.00(e	)	0.00(e )	—	—	—	—

$13.57		$12.76	$10.18	$11.19	$14.75	$19.88

6.35%		25.34%	(9.11)%	(24.07)%	(21.43)%	20.33%

$3,773		$3,996	$6,184	$10,506	$25,378	$55,092
2.03	%(d)	1.66%	1.64%	1.33%	1.28%	1.26%
(1.72	)%(d)	(1.36)%	(1.30)%	(0.91)%	(0.69)%	(0.89)%
50%		111%	65%	61%	162%	158%
2.03	%(d)	1.66%	1.64%	1.33%	1.28%	1.26%

See Notes to Financial Statements.

17

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$13.16		$10.48	$11.49	$15.11	$20.29	$16.83

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.14)	(0.10)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.95		2.82	(0.91)	(3.54)	(4.14)	3.57

Total from investment operations	0.86		2.68	(1.01)	(3.62)	(4.21)	3.46

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.44)	—
Distributions in excess of net realized gains	—		—	—	—	(0.42)	—
Distributions from capital	—		—	—	—	(0.11)	—

Total distributions	—		—	—	—	(0.97)	—

Short-term trading fees	0.00	(e)	0.00 (e)	—	—	—	—

Net asset value, end of period	$14.02		$13.16	$10.48	$11.49	$15.11	$20.29

Total return(b)	6.53%		25.57%	(8.79)%	(23.96)%	(21.20)%	20.63%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$20,216		$20,648	$30,914	$38,470	$62,348	$122,547
Ratio of operating expenses to average net assets	1.78	%(d)	1.41%	1.39%	1.08%	1.03%	1.01%
Ratio of net investment loss to average net assets	(1.47	)%(d)	(1.11)%	(1.05)%	(0.66)%	(0.44)%	(0.64)%
Portfolio turnover rate	50%		111%	65%	61%	162%	158%
Ratio of operating expenses to average net assets without expense waivers	1.78	%(d)	1.41%	1.39%	1.08%	1.03%	1.01%

(a)	The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

18

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small Company Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded

19

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

or the official close price of such exchange. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets, other than depositary receipts, for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

20

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $561 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% may be assessed on redemptions made within 60 days of purchase of Class A, Class B or Class C shares of the Fund. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

21

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $40,478 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.2466% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,155 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $15 from commissions on sales of Class A Shares for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses

22

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $296 to Comerica Securities and $4,696 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

23

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $15,973,008 and $18,356,513 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,133,633 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,007,106 and net appreciation for financial reporting purposes was $7,126,527. At December 31, 2004, aggregate cost for financial reporting purposes was $35,206,666.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $303.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

24

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(54,706,274)	$6,004,998	$(48,701,276)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $54,706,274 of unused capital losses of which $29,567,297 and $25,138,977 expire in 2010 and 2011, respectively.

9. Subsequent Events

    On November 9, 2004, the Board of Trustees approved the reorganization of the Fund with and into the Munder Micro-Cap Equity Fund. Shareholders of the Fund as of the record date, January 7, 2005, will be asked to vote on this reorganization at a special meeting of shareholders expected to occur on February 24, 2005. If the reorganization is approved by the shareholders of the Fund, shares of the Fund will be converted into the corresponding class of shares of the Munder Micro-Cap Equity Fund in an amount based on relative net asset values on the conversion date. The reorganization is intended to be a tax-free reorganization and is expected to occur on February 25, 2005.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

25

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

26

[This Page Intentionally Left Blank]

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCG1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The municipal market had stronger performance for the six-month period than the taxable bond market, with the Lehman Brothers Municipal Index posting a 5.19% return. The strongest returns came from the industrial development and pollution control revenue (IDR/PCR) segment of the municipal market.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and maturity ranges can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 MATURITY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Fund Manager: The Munder Tax-Free Bond Fund Team

    The Fund posted a 5.05% return for the six months ended December 31, compared to the 5.88% return for the Fund’s blended Lehman benchmark (an equally weighted combination of the Lehman Brothers 20-Year, 15-Year and 10-Year Municipal Bond Indexes), and the 4.72% median return for the Lipper universe of general municipal debt funds.

    During the period, the Fund was hurt by its high quality focus and resulting underweight in lower-quality securities, such as industrial development and pollution control (IDR/ PCR) bonds and hospital revenue bonds. For the six months ended December 31, revenue bonds outperformed the general obligation sector of the municipal market, due in large part to the strong performance of IDR/ PCR bonds. According to the Lehman Indexes, the IDR/ PCR market segment had a 10.25% return for the six-month period. These bonds tend to be lower quality securities (BAA1/ BAA2) with non-traditional issuers. Hospital revenue bonds, which also tend to be lower quality (A1/ A2), had a 6.49% return.

    An underweight in California bonds also held back the Fund’s relative return. Among individual states, California bonds showed strength with a 5.75% return for the six-month period.

    These negative factors were partially offset by the barbelled maturity structure of the Fund. A barbelled structure, with the desired maturity reached through a combination of short-term and long-term securities, tends to be the most beneficial for performance when the yield curve is flattening, that is, when the gap between short-term and long-term yields is narrowing, as it did during the six months ended December 31. During that period, the yield on a two-year municipal note rose by 3 basis points (0.03 percentage points), while the yield on a 30-year municipal bond fell by 42 basis points, resulting in a 45 basis point yield differential. One feature of the barbell, an overweight in bonds with maturities greater than 22 years, was particularly positive for performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-Year, 15-Year and 20-Year Municipal Bond Indexes are rules-based, market-value-weighted indexes that measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years, 12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of general municipal debt funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees.

iv

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,048.00	$8.21	1.59%
Class B	$1,000.00	$1,044.30	$12.06	2.34%
Class C	$1,000.00	$1,045.10	$12.06	2.34%
Class K	$1,000.00	$1,049.10	$8.21	1.59%
Class Y	$1,000.00	$1,050.50	$6.93	1.34%

Hypothetical
Class A	$1,000.00	$1,017.19	$8.08	1.59%
Class B	$1,000.00	$1,013.41	$11.88	2.34%
Class C	$1,000.00	$1,013.41	$11.88	2.34%
Class K	$1,000.00	$1,017,19	$8.08	1.59%
Class Y	$1,000.00	$1,018.45	$6.82	1.34%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 95.4%
Colorado — 5.5%
$1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	NR	Aaa	$1,068,500
300,000	Grand Junction, Colorado Revenue, (AMBAC Insured), 4.750% due 03/01/2024	AAA	Aaa	307,599

				1,376,099

Illinois — 15.0%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	AAA	Aaa	539,975
400,000	Decatur, Illinois, GO, Refunding, Series B, (MBIA Insured), 4.300% due 03/01/2024	NR	Aaa	393,312
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	AAA	Aaa	1,077,540
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	AAA	Aaa	543,775
1,000,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	AAA	Aaa	1,188,540

				3,743,142

Louisiana — 4.9%
1,100,000	Shreveport, Louisiana, (FGIC Insured), 5.000% due 02/01/2013	AAA	Aaa	1,213,509

Michigan — 26.2%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	944,454
600,000	Grosse Pointe, Michigan, Public School Systems, 4.750% due 05/01/2022	AA+	Aa2	621,732

See Notes to Financial Statements.

1

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,135,000	Holland, Michigan, Building Authority, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	$1,192,499
680,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	701,753
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	AAA	Aaa	481,071
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	AAA	Aaa	458,576
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	1,018,340
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	AAA	Aaa	554,085
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	561,395

				6,533,905

Nevada — 6.7%
750,000	Clark County, Nevada School District, GO, (FSA Insured), 5.000% due 06/15/2018	AAA	Aaa	808,493
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	AAA	Aaa	853,837

				1,662,330

See Notes to Financial Statements.

2

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

North Carolina — 2.8%
$650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	AAA	Aaa	$707,610

Ohio — 11.4%
	Forest Hills, Ohio, Local School District, GO:
1,500,000	Prefunded, (MBIA Insured), 6.250% due 12/01/2020	NR	Aaa	1,641,195
100,000	Unrefunded Balance, (MBIA Insured), 6.250% due 12/01/2020	NR	Aaa	108,644
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027	AAA	Aaa	1,106,270

				2,856,109

South Carolina — 13.3%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	AAA	Aaa	1,055,000
1,110,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	AAA	Aaa	1,177,754
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019	AAA	Aaa	1,096,090

				3,328,844

Tennessee — 2.1%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	AAA	Aaa	518,624

See Notes to Financial Statements.

3

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating (Unaudited)
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas — 7.5%
$1,140,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015	NR	Aaa	$1,344,174
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	NR	Aa1	5,569
500,000	Texas State, Refunding Water Financial Assistance, Series C, 5.000% due 08/01/2018	AA	Aa1	529,275

				1,879,018

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $22,291,038)				23,819,190

Shares

INVESTMENT COMPANY SECURITY — 3.7%
(Cost $916,811)
916,811	Valiant Tax-Exempt Money Market Fund	916,811

TOTAL INVESTMENTS
(Cost $23,207,849)	99.1%	24,736,001
OTHER ASSETS AND LIABILITIES (Net)	0.9	225,323

NET ASSETS	100.0%	$24,961,324

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA    — Financial Security Assurance
GO     — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR     — Not Rated
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

See Notes to Financial Statements.

4

At June 30, 2004 the sector diversification of the Munder Tax-Free Bond Fund was as follows:

	%
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	60.9%	$15,207,367
General Obligations	26.1	6,506,483
Pre-Refunded/ ETM	8.4	2,105,340

TOTAL MUNICIPAL BONDS AND NOTES	95.4	23,819,190
INVESTMENT COMPANY SECURITY	3.7	916,811

TOTAL INVESTMENTS	99.1	24,736,001
OTHER ASSETS AND LIABILITIES (Net)	0.9	225,323

NET ASSETS	100.0%	$24,961,324

See Notes to Financial Statements.

5

Munder Tax-Free Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$24,736,001
Interest receivable	255,359
Dividends receivable	705
Receivable for Fund shares sold	50,000
Prepaid expenses and other assets	26,097

Total Assets	25,068,162

LIABILITIES:
Payable for Fund shares redeemed	12,070
Transfer agency/record keeping fees payable	23,667
Trustees’ fees and expenses payable	21,995
Administration fees payable	8,725
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,718
Investment advisory fees payable	2,300
Custody fees payable	741
Shareholder servicing fees payable — Class K Shares	5,648
Accrued expenses and other payables	28,974

Total Liabilities	106,838

NET ASSETS	$24,961,324

Investments, at cost	$23,207,849

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(10,200)
Undistributed net realized gain on investments sold	340,559
Net unrealized appreciation of investments	1,528,152
Paid-in capital	23,102,813

$24,961,324

NET ASSETS:
Class A Shares	$3,581,060

Class B Shares	$1,418,287

Class C Shares	$662,908

Class K Shares	$19,191,785

Class Y Shares	$107,284

SHARES OUTSTANDING:
Class A Shares	391,615

Class B Shares	155,479

Class C Shares	72,269

Class K Shares	2,097,534

Class Y Shares	11,741

CLASS A SHARES:
Net asset value and redemption price per share	$9.14

Maximum sales charge	4.00%
Maximum offering price per share	$9.52

CLASS B SHARES:
Net asset value and offering price per share*	$9.12

CLASS C SHARES:
Net asset value and offering price per share*	$9.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.15

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.14

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”)

See Notes to Financial Statements.

7

Munder Tax-Free Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$605,683
Dividends	6,960

Total Investment Income	612,643

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	5,878
Class B Shares	8,335
Class C Shares	3,416
Shareholder servicing fees:
Class K Shares	30,375
Investment advisory fees	78,663
Administration fees	40,525
Legal and audit fees	26,519
Transfer agency/record keeping fees	15,089
Registration and filing fees	14,740
Trustees’ fees and expenses	12,836
Custody fees	8,629
Other	13,846

Total Expenses	258,851
Fees waived by transfer agent	(64)

Net Expenses	258,787

NET INVESTMENT INCOME	353,856

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	940,284
Net change in unrealized appreciation/(depreciation) of securities	293,362

Net realized and unrealized gain on investments	1,233,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,587,502

See Notes to Financial Statements.

8

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$353,856	$1,993,226
Net realized gain from security transactions	940,284	3,685,641
Net change in unrealized appreciation/ (depreciation) of securities	293,362	(6,418,690)

Net increase/ (decrease) in net assets resulting from operations	1,587,502	(739,823)
Dividends to shareholders from net investment income:
Class A Shares	(54,140)	(207,580)
Class B Shares	(12,937)	(72,523)
Class C Shares	(5,360)	(20,505)
Class K Shares	(278,148)	(1,728,856)
Class Y Shares	(1,453)	(6,058)
Distributions to shareholders from net realized gains:
Class A Shares	(576,902)	(139,222)
Class B Shares	(178,281)	(70,334)
Class C Shares	(75,998)	(18,400)
Class K Shares	(2,708,896)	(1,471,858)
Class Y Shares	(12,744)	(4,716)
Net increase/ (decrease) in net assets from Fund share transactions:
Class A Shares	(1,357,713)	799,579
Class B Shares	(372,059)	(1,354,197)
Class C Shares	41,200	70,217
Class K Shares	(5,986,296)	(47,528,690)
Class Y Shares	3,760	(104,303)

Net decrease in net assets	(9,988,465)	(52,597,269)
NET ASSETS:
Beginning of period	34,949,789	87,547,058

End of period	$24,961,324	$34,949,789

Accumulated distributions in excess of net investment income	$(10,200)	$(12,018)

See Notes to Financial Statements.

9

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$426,799	$3,183,586
Issued as reinvestment of dividends and distributions	156,489	95,251
Redeemed	(1,941,001)	(2,479,258)

Net increase/(decrease)	$(1,357,713)	$799,579

Class B Shares:
Sold	$239,865	$131,337
Issued as reinvestment of dividends and distributions	80,783	53,773
Redeemed*	(692,707)	(1,539,307)

Net decrease	$(372,059)	$(1,354,197)

Class C Shares:
Sold	$29,674	$280,907
Issued as reinvestment of dividends and distributions	23,835	10,803
Redeemed	(12,309)	(221,493)

Net increase	$41,200	$70,217

Class K Shares:
Sold	$278,999	$1,780,295
Issued as reinvestment of dividends and distributions	6,543	1,553
Redeemed	(6,271,838)	(49,310,538)

Net decrease	$(5,986,296)	$(47,528,690)

Class Y Shares:
Issued as reinvestment of dividends and distributions	$3,760	$2,688
Redeemed	—	(106,991)

Net increase/(decrease)	$3,760	$(104,303)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	43,842	310,437
Issued as reinvestment of dividends and distributions	16,796	9,314
Redeemed	(207,107)	(242,101)

Net increase/(decrease)	(146,469)	77,650

Class B Shares:
Sold	25,526	12,822
Issued as reinvestment of dividends and distributions	8,658	5,274
Redeemed*	(71,366)	(151,114)

Net decrease	(37,182)	(133,018)

Class C Shares:
Sold	3,142	27,130
Issued as reinvestment of dividends and distributions	2,544	1,056
Redeemed	(1,226)	(21,772)

Net increase	4,460	6,414

Class K Shares:
Sold	29,065	172,766
Issued as reinvestment of dividends and distributions	701	151
Redeemed	(652,835)	(4,796,692)

Net decrease	(623,069)	(4,623,775)

Class Y Shares:
Issued as reinvestment of dividends and distributions	403	263
Redeemed	—	(10,430)

Net increase/(decrease)	403	(10,167)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.90		$10.66		$10.46	$10.28	$9.79	$10.02

Income/(loss) from investment operations:
Net investment income	0.11		0.35		0.36	0.40	0.41	0.41
Net realized and unrealized gain/(loss) on investments	0.36		(0.45)		0.51	0.25	0.49	(0.14)

Total from investment operations	0.47		(0.10)		0.87	0.65	0.90	0.27

Less distributions:
Dividends from net investment income	(0.11)		(0.38)		(0.36)	(0.40)	(0.41)	(0.42)
Distributions from net realized gains	(1.12)		(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(1.23)		(0.66)		(0.67)	(0.47)	(0.41)	(0.50)

Net asset value, end of period	$9.14		$9.90		$10.66	$10.46	$10.28	$9.79

Total return(b)	4.80%		(1.05)%		8.59%	6.48%	9.35%	2.83%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$3,581		$5,326		$4,907	$4,324	$2,529	$1,873
Ratio of operating expenses to average net assets	1.59	%(e)	1.11	%(d)	1.25%	0.95%	1.01%	1.00%
Ratio of net investment income to average net assets	2.30	%(e)	3.46	%(d)	3.41%	3.83%	4.05%	4.26%
Portfolio turnover rate	10%		16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	1.59	%(e)	1.11	%(d)	1.25%	0.95%	1.01%	1.00%

(a)	The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class A Shares would have been 1.30%, 3.27% and 1.30%, respectively, and for Class B Shares would have been 2.05%, 2.52% and 2.05%, respectively.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.88		$10.63		$10.44	$10.27	$9.77	$10.02

0.08		0.28		0.28	0.32	0.34	0.34
0.36		(0.45)		0.51	0.25	0.50	(0.16)

0.44		(0.17)		0.79	0.57	0.84	0.18

(0.08)		(0.30)		(0.29)	(0.33)	(0.34)	(0.35)
(1.12)		(0.28)		(0.31)	(0.07)	—	(0.08)

(1.20)		(0.58)		(0.60)	(0.40)	(0.34)	(0.43)

$9.12		$9.88		$10.63	$10.44	$10.27	$9.77

4.43%		(1.69)%		7.70%	5.62%	8.66%	1.87%

$1,418		$1,903		$3,463	$3,300	$2,645	$964
2.34	%(e)	1.86	%(d)	2.00%	1.70%	1.76%	1.75%
1.55	%(e)	2.71	%(d)	2.66%	3.08%	3.30%	3.51%
10%		16%		4%	17%	19%	6%
2.34	%(e)	1.86	%(d)	2.00%	1.70%	1.76%	1.75%

See Notes to Financial Statements.

13

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.92		$10.68		$10.48	$10.31	$9.80	$10.01

Income/(loss) from investment operations:
Net investment income	0.08		0.28		0.28	0.32	0.34	0.34
Net realized and unrealized gain/(loss) on investments	0.37		(0.46)		0.52	0.25	0.51	(0.12)

Total from investment operations	0.45		(0.18)		0.80	0.57	0.85	0.22

Less distributions:
Dividends from net investment income	(0.08)		(0.30)		(0.29)	(0.33)	(0.34)	(0.35)
Distributions from net realized gains	(1.12)		(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(1.20)		(0.58)		(0.60)	(0.40)	(0.34)	(0.43)

Net asset value, end of period	$9.17		$9.92		$10.68	$10.48	$10.31	$9.80

Total return(b)	4.51%		(1.78)%		7.76%	5.60%	8.73%	2.28%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$663		$673		$656	$656	$678	$207
Ratio of operating expenses to average net assets	2.34	%(e)	1.86	%(d)	2.00%	1.70%	1.76%	1.75%
Ratio of net investment income to average net assets	1.55	%(e)	2.71	%(d)	2.66%	3.08%	3.30%	3.51%
Portfolio turnover rate	10%		16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	2.34	%(e)	1.86	%(d)	2.00%	1.70%	1.76%	1.75%

(a)	The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class C Shares would have been 2.05%, 2.52% and 2.05%, respectively, and for Class K Shares would have been 1.30%, 3.27% and 1.30%, respectively.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$9.90		$10.66		$10.46	$10.29	$9.79	$10.03

0.09		0.36		0.36	0.40	0.41	0.41
0.39		(0.46)		0.51	0.24	0.50	(0.15)

0.48		(0.10)		0.87	0.64	0.91	0.26

(0.11)		(0.38)		(0.36)	(0.40)	(0.41)	(0.42)
(1.12)		(0.28)		(0.31)	(0.07)	—	(0.08)

(1.23)		(0.66)		(0.67)	(0.47)	(0.41)	(0.50)

$9.15		$9.90		$10.66	$10.46	$10.29	$9.79

4.91%		(1.05)%		8.58%	6.38%	9.45%	2.73%

$19,192		$26,936		$78,292	$100,635	$122,217	$134,676
1.59	%(e)	1.11	%(d)	1.25%	0.95%	1.01%	1.00%
2.30	%(e)	3.46	%(d)	3.41%	3.83%	4.05%	4.26%
10%		16%		4%	17%	19%	6%
1.59	%(e)	1.11	%(d)	1.25%	0.95%	1.01%	1.00%

See Notes to Financial Statements.

15

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$9.89		$10.65		$10.45	$10.28	$9.78	$10.02

Income from investment operations:
Net investment income	0.13		0.38		0.38	0.42	0.43	0.44
Net realized and unrealized gain/(loss) on investments	0.37		(0.46)		0.52	0.25	0.51	(0.16)

Total from investment operations	0.50		(0.08)		0.90	0.67	0.94	0.28

Less distributions:
Dividends from net investment income	(0.13)		(0.40)		(0.39)	(0.43)	(0.44)	(0.44)
Distributions from net realized gains	(1.12)		(0.28)		(0.31)	(0.07)	—	(0.08)

Total distributions	(1.25)		(0.68)		(0.70)	(0.50)	(0.44)	(0.52)

Net asset value, end of period	$9.14		$9.89		$10.65	$10.45	$10.28	$9.78

Total return(b)	5.05%		(0.80)%		8.87%	6.64%	9.74%	2.98%

Ratios to average net assets/ supplemental data:
Net assets, end of year (in 000’s)	$107		$112		$229	$208	$370	$2,381
Ratio of operating expenses to average net assets	1.34	%(e)	0.86	%(d)	1.00%	0.70%	0.76%	0.75%
Ratio of net investment income to average net assets	2.55	%(e)	3.71	%(d)	3.66%	4.08%	4.30%	4.51%
Portfolio turnover rate	10%		16%		4%	17%	19%	6%
Ratio of operating expenses to average net assets without expense waivers	1.34	%(e)	0.86	%(d)	1.00%	0.70%	0.76%	0.75%

(a)	The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers would have been 1.05%, 3.52% and 1.05%, respectively.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goals are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income

17

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing, commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $64 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

18

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion, and 0.45% on assets exceeding $1 billion. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $40,525 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.2576% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $761 for its

19

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

20

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $0 to Comerica Securities and $30,388 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $2,973,266 and $3,003,000 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,540,656 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,504 and net appreciation for financial reporting purposes was $1,528,152. At December 31, 2004, aggregate cost for financial reporting purposes was $23,207,849.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of

21

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

default. At December 31, 2004, investments in these insured securities represented 60.9% of the Fund.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $284.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2004 was as follows:

	Tax-Exempt		Long-Term
	Income	Ordinary Income	Capital Gain	Total

June 30, 2004	$1,940,547	$94,975	$1,704,530	$3,740,052

22

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Tax-Exempt	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$28,060	$2,948,767	$1,215,431	$4,192,258

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees and premium amortization adjustments.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

23

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

13.	Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

24

[This Page Intentionally Left Blank]

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and
Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities. The three-month Treasury bill, a proxy for money market performance, had a 0.85% return for six-month period.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
29	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,003.80	$3.08	0.61%
Class K	$1,000.00	$1,003.10	$3.84	0.76%
Class Y	$1,000.00	$1,003.80	$3.08	0.61%

Hypothetical
Class A	$1,000.00	$1,022.13	$3.11	0.61%
Class K	$1,000.00	$1,021.37	$3.87	0.76%
Class Y	$1,000.00	$1,022.13	$3.11	0.61%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Tax-Free Money Market Fund

Investment Allocation, December 31, 2004 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

TAX-EXEMPT COMMERCIAL PAPER — 8.3%
Maryland — 1.5%
$3,000,000	Montgomery County, Maryland, Bond Anticipation Notes, (Westdeutsche Landesbank Girozentrale, LOC), 1.850% due 02/15/2005	A-1+	P-1	$3,000,000

Minnesota — 1.6%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 1.830% due 01/06/2005	NR	NR	3,000,000

Nevada — 1.0%
2,000,000	Clark County, Nevada, Flood Control, 1.230% due 01/05/2005	A-1+	P-1	2,000,000

New York — 1.0%
2,000,000	New York City Water Finance Series 5B, 1.850% due 02/03/2005	A-1+	P-1	2,000,000

Texas — 1.6%
3,000,000	University of Texas Revenues, 1.300% due 01/05/2005	A-1+	P-1	3,000,000

Washington — 1.6%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 1.750% due 02/15/2005	A-1	P-1	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $16,000,000)				16,000,000

MUNICIPAL BONDS AND NOTES — 90.4%
Alaska — 0.5%
1,000,000	Anchorage, Alaska, (FGIC Insured), 5.500% due 10/01/2012, Pre-refunded 10/01/2005	AAA	Aaa	1,026,438

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Arizona — 4.9%
$1,075,000	Arizona Agricultural Improvement Power District Electric Systems Revenue, Salt River Project, ETM, 6.000% due 01/01/2005	AAA	Aa2	$1,075,000
3,400,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, (Tucson Electric — 83C), (Bank of New York, LOC), 2.000% due 12/15/2018†	A-1+	VMIG1	3,400,000
1,215,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property (Wells Fargo Bank, N.A., LOC), 1.990% due 08/01/2025†	A-1+	NR	1,215,000
3,750,000	Pima County, Arizona Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 2.020% due 12/01/2022†	A-1+	VMIG1	3,749,985

				9,439,985

Arkansas — 1.0%
2,000,000	Sheridan, Arkansas, Industrial Development Revenue, H.H. Robertson Company Project A, (PNC Bank N.A., LOC), 2.010% due 08/01/2014†	NR	A1	2,000,000

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

California — 1.5%
$1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 1.950% due 05/01/2022†	A-1+	VMIG1	$1,500,000
1,500,000	Westminster, California, School District, Series A, (Union Bank of California N.A., LOC), 2.010% due 12/01/2034†	A-1	NR	1,500,000

				3,000,000

Colorado — 2.6%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank LOC), 1.980% due 11/01/2008†	NR	VMIG1	1,500,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC), 1.990% due 01/01/2034†	A-1+	NR	1,250,000
1,200,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 1.990% due 12/01/2033†	A-1+	NR	1,200,000
1,000,000	Galleria Metropolitan District, Colorado, (Wells Fargo Bank, N.A., LOC), 1.990% due 12/01/2029†	A-1+	NR	1,000,000

				4,950,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Connecticut — 0.5%
$1,000,000	Connecticut State Health & Educational Facilities Revenue, Taft School, Series E, (First Union National Bank, LOC), 2.030% due 07/01/2030†	NR	VMIG1	$1,000,000

Florida — 4.3%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 1.860% due 10/05/2022†	A-1+	VMIG1	2,995,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 2.000% due 05/01/2025†	A-1+	NR	2,500,000
2,900,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (Suntrust Bank, LOC), 2.000% due 07/01/2020†	NR	VMIG1	2,900,000

				8,395,000

Georgia — 4.4%
1,080,000	Alpharetta, Georgia, GO, 6.200% due 05/01/2005	AA+	Aa1	1,096,760
960,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerische Landesbank, SPA), 1.990% due 01/01/2016†	A-1+	VMIG1	960,000

See Notes to Financial Statements.

4

		Rating
Principal
Amount		S&P	Moody’s	Value

Georgia (Continued)
$1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA), 2.010% due 01/01/2021†	A-1+	VMIG1	$1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 2.020% due 03/01/2022†	NR	VMIG1	2,000,000
1,400,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 1.980% due 03/01/2024†	A-1+	VMIG1	1,400,000
1,570,000	Douglasville-Douglas County, Georgia, Water & Sewer Authority Revenue, (AMBAC Insured), 5.300% due 06/01/2005	AAA	Aaa	1,594,686

				8,416,446

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois — 7.0%
$3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 2.000% due 08/01/2015†	NR	VMIG1	$3,500,000
1,700,000	Illinois Educational Facilities Authority Revenues, Field Museum National History, (Northern Trust Company, LOC), 2.000% due 11/01/2025†	NR	VMIG1	1,700,000
1,975,000	Illinois Health Facilities Authority Revenue, Southern Illinois Healthcare Inc., (U.S. Bank N.A., LOC), 2.000% due 03/01/2031†	NR	VMIG1	1,975,000
2,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 1.960% due 01/01/2010†	A-1+	VMIG1	2,000,000
1,500,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 2.000% due 12/01/2013†	A-1+	VMIG1	1,500,000
2,810,000	West Chicago, Illinois, Industrial Development Revenue, Refunding, Liquid Container Project, (Bank of America, LOC), 2.010% due 03/01/2015†	NR	Aa1	2,810,000

				13,485,000

See Notes to Financial Statements.

6

		Rating
Principal
Amount		S&P	Moody’s	Value

Indiana — 2.3%
$2,900,000	Indiana Health Facility Financing Authority, Hospital Revenue, Clarian Health Obligation Group, Series C, (Westdeutsche Landesbank, SPA), 1.980% due 03/01/2030†	A-1+	VMIG1	$2,900,000
1,500,000	Purdue University, Indiana, University Revenue, Series B-RMK 06/01/92, 6.700% due 07/01/2015, Pre-refunded 01/01/2005	AA	Aa1	1,545,000

				4,445,000

Kansas — 0.5%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 2.000% due 03/01/2026†	A-1+	P-1	1,000,000

Kentucky — 1.2%
1,575,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC), 2.110% due 04/01/2019†	NR	NR	1,575,000
800,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 2.010% due 04/01/2032†	NR	VMIG1	800,000

				2,375,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Massachusetts — 5.8%
$1,955,000	Boston, Massachusetts, Refunding Series A, 3.000% due 01/01/2005	AA	Aa2	$1,955,000
1,210,000	Franklin, Massachusetts, Bond Anticipation Notes, GO, 3.000% due 04/01/2005	SP-1+	MIG1	1,215,665
1,000,000	Massachusetts State, Consolidated Loan, GO, Series A, (MBIA Insured), 5.750% due 02/01/2015, Pre-refunded 02/01/2005	AA-	Aaa	1,013,666
3,000,000	Massachusetts State Development Finance Agency, Charles River School, (Citizens Bank of MA, LOC), 1.970% due 10/01/2032†	A-1+	NR	3,000,000
3,075,000	Massachusetts State Water Resources Authority, Multi-Modal Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 1.950% due 04/01/2028†	A-1+	VMIG1	3,075,000
1,000,000	Milton, Massachusetts, Bond Anticipation Notes, 3.000% due 08/05/2005	NR	MIG1	1,007,406

				11,266,737

See Notes to Financial Statements.

8

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan — 3.6%
$3,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Fifth Third Bank, LOC), 2.060% due 09/01/2015†	NR	NR	$3,500,000
1,560,000	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Goodwill Industrial Project, (Fifth Third Bank, N.A., LOC), 2.010% due 02/01/2027†	NR	NR	1,560,000
1,900,000	Roeper School Project, (Standard Federal Bank, LOC), 2.000% due 05/01/2032†	A-1	NR	1,900,000

				6,960,000

Minnesota — 1.8%
1,500,000	Brown County, Minnesota, Purchase Revenue, Martin Luther College Project, (Wells Fargo Bank, N.A., LOC), 1.940% due 09/01/2024†	A-1+	NR	1,500,000
2,000,000	Minnesota State Higher Educational Facilities Authority
	Revenue, William Mitchell, Five-S, (U.S. Bank N.A., LOC), 1.990% due 10/01/2033†	NR	VMIG1	2,000,000

				3,500,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Mississippi — 2.1%
$4,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series 1, (Westdeutsche Landesbank, SPA), 1.990% due 05/15/2030†	A-1+	VMIG1	$4,000,000

Missouri — 0.7%
1,400,000	Missouri State Highways & Transportation Commission Street Road Revenue, Series A, 5.000% due 02/01/2005	AA	Aa2	1,404,545

Nebraska — 0.5%
1,000,000	Nebraska Public Power District Revenue, Power Supply Systems, Series C, ETM, 4.625% due 01/01/2005	AAA	Aaa	1,000,000

New Jersey — 0.5%
1,000,000	Hudson County, New Jersey, Bond Anticipation Notes, GO, 3.000% due 09/21/2005	SP-1+	NR	1,009,566

See Notes to Financial Statements.

10

		Rating
Principal
Amount		S&P	Moody’s	Value

New York — 2.3%
$1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC), 1.930% due 03/15/2026†	A-1+	NR	$1,900,000
1,515,000	New York State, 5.800% due 10/01/2013, Pre-refunded 10/01/2005	AA	A1	1,586,839
1,000,000	New York State Housing, Finance Agency Revenue, Maiden Lane Housing, Series A (Bank of New York, LOC), 2.020% due 11/01/2037†	NR	VMIG1	1,000,000

				4,486,839

North Carolina — 5.8%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 2.000% due 04/01/2019†	A-1+	VMIG1	1,040,000
1,000,000	Johnston County, North Carolina, Public Improvement, (FSA Insured), 4.000% due 03/01/2005	AAA	Aaa	1,004,170
1,000,000	New Hanover County, North Carolina, Refunding, 5.000% due 03/01/2005	AA	Aa2	1,006,212
1,585,000	North Carolina Medical Care, Community Health Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 2.020% due 09/01/2021†	NR	VMIG1	1,585,000

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
North Carolina (Continued)
	North Carolina Medical Care, Community Hospital Revenue:
$1,745,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 2.020% due 05/01/2018†	A-1	VMIG1	$1,745,000
2,000,000	Northeast Medical Center Project, Series B (Suntrust Bank, LOC), 1.960% due 11/01/2032†	A-1+	VMIG1	2,000,000
2,855,000	North Carolina State, Public Improvement Series B, 3.000% due 04/01/2005	AAA	Aa1	2,863,002

				11,243,384

Ohio — 7.5%
1,500,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 2.010% due 11/01/2034†	NR	VMIG1	1,500,000
1,000,000	Cincinnati, Ohio, City School District, Bond Anticipation Notes School Energy Conservation, 2.500% due 09/09/2005	SP-1+	MIG1	1,002,969
1,960,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B (Citibank, N.A., LOC), 1.970% due 12/01/2020†	NR	VMIG1	1,960,000
1,000,000	Lucas County, Ohio, Bond Anticipation Notes, GO, 2.500% due 10/13/2005	SP-1+	MIG1	1,006,137

See Notes to Financial Statements.

12

		Rating
Principal
Amount		S&P	Moody’s	Value

Ohio (Continued)
$965,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (FifthThird Bank, LOC), 2.030% due 08/15/2022†	A-1+	NR	$965,000
2,130,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 2.030% due 12/01/2010†	A-1	NR	2,130,000
1,000,000	Ohio State, Higher Education, GO, 2.500% due 05/01/2005	AA+	Aa1	1,003,251
5,000,000	Toledo, Ohio, City Services Special Assessment, Special Obligation Notes, (State Street Bank & Trust Co, LOC), 2.000% due 06/01/2005†	NR	MIG1	5,000,000

				14,567,357

Oregon — 1.8%
3,475,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project Series, A), (Keybank, N.A., LOC), 2.020% due 03/01/2033†	NR	VMIG1	3,475,000

Pennsylvania — 5.8%
1,200,000	Allegheny County Pennsylvania, Industrial Development Authority Revenue, Sewickley Academy A, (PNC Bank N.A., LOC), 2.060% due 11/01/2022†	NR	NR	1,200,000

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Pennsylvania (Continued)
$2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A (National City Bank, LOC), 2.060% due 11/01/2019†	NR	NR	$2,700,000
1,480,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (First Union National Bank, LOC), 1.980% due 08/01/2025†	A-1	VMIG1	1,480,000
1,500,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1, (Toronto Dominion Bank, LOC), 1.980% due 08/01/2016†	A-1	VMIG1	1,500,000
2,310,000	Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Health Foundation, (AMBAC Insured), (National City Bank PA, SPA), 2.100% due 05/15/2020†	AAA	VMIG1	2,310,000
2,000,000	Philadelphia, Pennsylvania, Authority Industrial Development, Newcourtland Elder Services Project (PNC Bank, N.A., LOC), 2.100% due 03/01/2027†	NR	VMIG1	2,000,000

				11,190,000

See Notes to Financial Statements.

14

		Rating
Principal
Amount		S&P	Moody’s	Value

South Carolina — 0.7%
$1,300,000	Piedmont Municipal Power Agency South Carolina, Electric Revenue, Refunding, Series A, (Credit Suisse, First Boston, SPA) (MBIA Insured), 2.000% due 01/01/2024†	A-1	VMIG1	$1,300,000

Tennessee — 4.2%
3,000,000	Greeneville, Tennessee, Industrial Development Board, Refunding Petroleum Inc. Project, (BNP Paribas, LOC), 2.010% due 05/01/2013†	NR	Aa2	3,000,000
1,900,000	Metro Government Nashville Davidson County, Tennessee, Refunding, 2.000% due 04/01/2005	AA	Aa2	1,903,945
3,135,000	Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Refunding, Multifamily Housing-Wyndridge, (JP Morgan Chase Bank, LOC), 2.040% due 11/01/2019†	A-1	NR	3,135,000

				8,038,945

Texas — 7.1%
3,000,000	Brownsville, Texas, Utility Systems Revenue, Refunding, Subordinated Lien, Series A, (MBIA Insured), (State Street Bank & Trust CO, SPA), 1.800% due 02/03/2005†	A-1+	VMIG1	3,000,000
1,000,000	Collin County, Texas, GO, 5.625% due 02/15/2005	AAA	Aaa	1,005,122

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
$1,000,000	Fort Worth, Texas, Refunding, Series A, 5.000% due 03/01/2005	AA+	Aa1	$1,006,228
2,610,000	Galveston County, Texas, Refunding Forward, (AMBAC Insured), 4.000% due 02/01/2005	NR	Aaa	2,616,288
	Houston, Texas:
320,000	Refunding, Public Improvement, ETM (MBIA Insured), 5.000% due 03/01/2005	AAA	Aaa	321,993
680,000	Unrefunded Balance Refunding, Public Improvement, (MBIA Insured), 5.000% due 03/01/2005	AAA	Aaa	684,236
1,000,000	North Richland Hills, Texas, GO, Refunding & Improvement, (MBIA Insured), 4.000% due 02/15/2005	AAA	Aaa	1,003,537
3,000,000	Texas State, Tax & Revenue Anticipation Notes, 3.000% due 08/31/2005	SP-1+	MIG1	3,027,986
1,000,000	Travis County, Texas, GO, Refunding, 4.000% due 03/01/2005	AAA	Aaa	1,004,299

				13,669,689

Utah — 1.3%
2,450,000	South Jordan, Utah, Municipal Building, Authority Lease Revenue, (BNP Paribas, LOC), 1.990% due 02/01/2029†	NR	NR	2,450,000

See Notes to Financial Statements.

16

		Rating
Principal
Amount		S&P	Moody’s	Value

Virginia — 3.1%
$4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc. (FSA Insured), (Chase Manhattan Bank, SPA), 2.000% due 01/01/2030†	A-1+	VMIG1	$4,000,000
1,955,000	Richmond, Virginia, Industrial Development Authority Revenue, The Virginia Home, (SunTrust Bank, LOC), 2.020% due 07/01/2022†	NR	NR	1,955,000

				5,955,000

Washington — 3.0%
2,000,000	Clark County, Washington, Public Utility District Number 1, Generating System Revenue, ETM, (FGIC Insured), 6.000% due 01/01/2005	AAA	Aaa	2,000,000
1,000,000	University Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 1.960% due 12/01/2036†	A-1+	VMIG1	1,000,000
2,820,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA), 1.960% due 07/01/2012†	A-1	VMIG1	2,820,000

				5,820,000

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Wisconsin — 2.1%
$1,000,000	Madison, Wisconsin, Promissory Notes, Series A, 5.500% due 05/01/2005	NR	Aaa	$1,014,249
3,000,000	Milwaukee, Wisconsin, Metropolitan Sewer District, Series A, 5.000% due 10/01/2005	AA+	Aa1	3,075,605

				4,089,854

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $174,959,785)				174,959,785

Shares

INVESTMENT COMPANY SECURITIES — 0.1%
(Cost $111,690)
111,690	Dreyfus Tax-Exempt Cash Management Fund	111,690

TOTAL INVESTMENTS
(Cost $191,071,475)	98.8%	$191,071,475
OTHER ASSETS AND LIABILITIES (Net)	1.2	2,309,293

NET ASSETS	100.0%	$193,380,768

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
SPA   — Stand-by Purchase Agreement

See Notes to Financial Statements.

18

At December 31, 2004 the sector diversification of the Munder Tax-Free Money Market Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	66.6%	$128,879,985
General Obligations	12.0	23,179,586
Pre-Refunded/ETM	4.9	9,568,936
Revenues	2.3	4,432,531
Insured	4.6	8,898,747

TOTAL MUNICIPAL BONDS AND NOTES	90.4	174,959,785
TAX-EXEMPT COMMERCIAL PAPER	8.3	16,000,000
INVESTMENT COMPANY SECURITIES	0.1	111,690

TOTAL INVESTMENTS	98.8	191,071,475
OTHER ASSETS AND LIABILITIES (NET)	1.2	2,309,293

NET ASSETS	100.0%	$193,380,768

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$191,071,475
Interest receivable	881,178
Receivable for investment securities sold	1,600,088
Prepaid expenses and other assets	29,979

Total Assets	193,582,720

LIABILITIES:
Dividends payable	85,607
Trustees’ fees and expenses payable	26,887
Administration fees payable	24,800
Transfer agency/record keeping fees payable	12,770
Shareholder servicing fees payable — Class K shares	11,862
Custody fees payable	3,719
Accrued expenses and other payables	36,307

Total Liabilities	201,952

NET ASSETS	$193,380,768

Investments, at cost	$191,071,475

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated net realized loss on investments sold	(8,960)
Paid in capital	193,389,728

$193,380,768

NET ASSETS:
Class A Shares	$68,886,241

Class K Shares	$120,258,883

Class Y Shares	$4,235,644

SHARES OUTSTANDING:
Class A Shares	68,855,136

Class K Shares	120,317,752

Class Y Shares	4,243,368

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

21

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$1,457,561
Dividends	71,738

Total Investment Income	1,529,299

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	112,239
Shareholder servicing fees:
Class K Shares	97,685
Investment advisory fees	395,601
Administration fees	160,237
Transfer agency/record keeping fees	32,630
Legal and audit fees	29,526
Custody fees	21,504
Trustees’ fees and expenses	13,209
Registration and filing fees	8,832
Other	32,075

Total Expenses	903,538
Fees waived by transfer agent and distributor	(112,326)

Net Expenses	791,212

NET INVESTMENT INCOME	738,087

NET REALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(870)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$737,217

See Notes to Financial Statements.

22

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$738,087	$824,582
Net realized loss on security transactions	(870)	—

Net increase in net assets resulting from operations	737,217	824,582
Dividends to shareholders from net investment income:
Class A Shares	(331,231)	(358,550)
Class K Shares	(385,960)	(426,714)
Class Y Shares	(20,896)	(39,318)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(20,394,664)	390,577
Class K Shares	(33,537,781)	(44,604,606)
Class Y Shares	(4,467,395)	(5,403,970)

Net decrease in net assets	(58,400,710)	(49,617,999)
NET ASSETS:
Beginning of period	251,781,478	301,399,477

End of period	$193,380,768	$251,781,478

See Notes to Financial Statements.

23

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Munder Tax-Free Money Market Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold	$109,012,443	$132,118,642
Issued as reinvestment of dividends	331,189	358,502
Redeemed	(129,738,296)	(132,086,567)

Net increase/(decrease)	$(20,394,664)	$390,577

Class K Shares:
Sold	$70,244,393	$146,018,882
Issued as reinvestment of dividends	338	352
Redeemed	(103,782,512)	(190,623,840)

Net decrease	$(33,537,781)	$(44,604,606)

Class Y Shares:
Sold	$9,228,031	$23,555,834
Issued as reinvestment of dividends	3,383	3,280
Redeemed	(13,698,809)	(28,963,084)

Net decrease	$(4,467,395)	$(5,403,970)

See Notes to Financial Statements.

24

[This Page Intentionally Left Blank]

25

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Class A

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004		0.004	0.005	0.012	0.031	0.029

Total from investment operations	0.004		0.004	0.005	0.012	0.031	0.029

Less distributions:
Dividends from net investment income	(0.004)		(0.004)	(0.005)	(0.012)	(0.031)	(0.029)

Total distributions	(0.004)		(0.004)	(0.005)	(0.012)	(0.031)	(0.029)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.38%		0.40%	0.52%	1.24%	3.09%	2.94%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$68,886		$89,281	$88,891	$75,422	$81,414	$80,887
Ratio of operating expenses to average net assets	0.61	%(c)	0.59%	0.82%	0.75%	0.81%	0.81%
Ratio of net investment income to average net assets	0.74	%(c)	0.40%	0.54%	1.24%	3.03%	2.89%
Ratio of operating expenses to average net assets without expense waivers	0.86	%(c)	0.84%	0.82%	0.75%	0.81%	0.81%

(a)	The Munder Tax-Free Money Market Fund Class A Shares and Class K Shares commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

26

Class K

Period Ended		Year	Year	Year	Year	Year
12/31/2004		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.003		0.003	0.006	0.013	0.031	0.030

0.003		0.003	0.006	0.013	0.031	0.030

(0.003)		(0.003)	(0.006)	(0.013)	(0.031)	(0.030)

(0.003)		(0.003)	(0.006)	(0.013)	(0.031)	(0.030)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.31%		0.26%	0.62%	1.34%	3.19%	3.04%

$120,259		$153,797	$198,402	$195,584	$246,089	$229,726
0.76	%(c)	0.74%	0.72%	0.65%	0.71%	0.71%
0.59	%(c)	0.25%	0.64%	1.34%	3.16%	2.99%
0.76	%(c)	0.74%	0.72%	0.65%	0.71%	0.71%

See Notes to Financial Statements.

27

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2004		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04	6/30/03	6/30/02	6/30/01	6/30/00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004		0.004	0.008	0.015	0.033	0.032

Total from investment operations	0.004		0.004	0.008	0.015	0.033	0.032

Less distributions:
Dividends from net investment income	(0.004)		(0.004)	(0.008)	(0.015)	(0.033)	(0.032)

Total distributions	(0.004)		(0.004)	(0.008)	(0.015)	(0.033)	(0.032)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.38%		0.41%	0.77%	1.49%	3.34%	3.20%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,236		$8,703	$14,107	$19,819	$11,879	$16,541
Ratio of operating expenses to average net assets	0.61	%(c)	0.59%	0.57%	0.50%	0.56%	0.56%
Ratio of net investment income to average net assets	0.74	%(c)	0.40%	0.79%	1.49%	3.31%	3.14%
Ratio of operating expenses to average net assets without expense waivers	0.61	%(c)	0.59%	0.57%	0.50%	0.56%	0.56%

(a)	The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

 (c) Annualized.

See Notes to Financial Statements.

28

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

29

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $87 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of

30

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2004, the Advisor earned $160,237 before payment of sub-administration fees and $106,718 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1418% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,374 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee

31

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class A Shares during the period ended December 31, 2004 in the amount of $112,239. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the

32

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2004, no portion of any waived amounts was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $0 to Comerica Securities and $97,620 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends paid to shareholders during the year ended June 30, 2004 was as follows:

	Tax Exempt	Ordinary
	Income	Income	Total

June 30, 2004	$824,314	$268	$824,582

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital
Income	Loss Carryover	Total

$70,891	$(8,090)	$62,801

33

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $8,090 of unused capital losses of which $8,085 and $5 expire in 2008 and 2010, respectively.

    At December 31, 2004, aggregate cost for financial reporting purposes was $191,071,475.

7. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

8. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

9. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

10. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most

34

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer, and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFMM1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The municipal market had stronger performance for the six-month period than the taxable bond market, with the Lehman Brothers Municipal Index posting a 5.19% return. The strongest returns came from the industrial development and pollution control revenue (IDR/PCR) segment of the municipal market.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer
and Chief Operating Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and maturity ranges can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 MATURITY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

Fund Manager: The Munder Tax-Free Short & Intermediate Bond Fund Team

    The Fund posted a 2.42% return for the six months ended December 31, compared to the 2.88% return for the Fund’s blended Lehman benchmark (65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index), and the 2.17% median return for the Lipper universe of short intermediate municipal debt funds.

    During the period, the Fund was hurt by its high quality focus and resulting underweight in lower-quality securities, such as industrial development and pollution control (IDR/ PCR) bonds and hospital revenue bonds. For the six months ended December 31, revenue bonds outperformed the general obligation sector of the municipal market, due in large part to the strong performance of IDR/ PCR bonds. According to the Lehman Indexes, the IDR/ PCR market segment had a 10.25% return for the six-month period. These bonds tend to be lower quality (BAA1/ BAA2) with non-traditional issuers. Hospital revenue bonds, which also tend to be lower quality (A1/ A2), had a 6.49% return.

    An underweight in California securities also hindered the relative performance of the Fund. Among individual states, California bonds showed strength with a 5.75% return for the six-month period.

    One positive contributor to the Fund’s relative performance came from issue selection, particularly the Fund’s holdings of zero coupon bonds. Another benefit to the Fund was the positive impact on performance of the Fund’s maturity structure.

    The Fund had a barbelled maturity structure, with the desired maturity reached through a combination of shorter-term and longer-term securities. This structure tends to be especially positive for returns when the gap between shorter-term and longer-term yields narrows, as it did during the six months ended December 31. During that period, the yield on two-year municipal securities increased by three basis points (0.03 percentage points), while the yield on 30-year municipal securities dropped by 42 basis points, resulting in a 45 basis point narrowing of the yield gap. One aspect of the barbelled maturity structure, the Fund’s underweight in the one-year to three-year maturity range, was especially positive for performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Short Index and the Lehman Brothers Municipal Intermediate Index are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities ranging from 1-5 years and 5-10 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short intermediate municipal debt funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/04	12/31/04	7/1/04-12/31/04	Ratio

Actual
Class A	$1,000.00	$1,021.90	$5.35	1.05%
Class B	$1,000.00	$1,018.10	$9.16	1.80%
Class C	$1,000.00	$1,018.90	$9.16	1.80%
Class K	$1,000.00	$1,022.90	$5.35	1.05%
Class Y	$1,000.00	$1,024.20	$4.08	0.80%

Hypothetical
Class A	$1,000.00	$1,019.91	$5.35	1.05%
Class B	$1,000.00	$1,016.13	$9.15	1.80%
Class C	$1,000.00	$1,016.13	$9.15	1.80%
Class K	$1,000.00	$1,019.91	$5.35	1.05%
Class Y	$1,000.00	$1,021.17	$4.08	0.80%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

[This Page Intentionally Left Blank]

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 98.0%
Alabama — 2.1%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033, Pre-refunded 02/01/2009	AAA	Aaa	$1,659,090
2,000,000	5.125% due 02/01/2042, Pre-refunded 08/01/2012	AAA	Aaa	2,249,880

				3,908,970

Arizona — 4.4%
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	AAA	Aaa	1,293,344
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	AAA	Aaa	1,832,457
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 6.125% due 07/01/2013, Pre-refunded 07/01/2007	AAA	Aaa	1,101,710
	Phoenix, Arizona:
1,800,000	Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	AAA	Aaa	1,999,044
1,840,000	GO, Series A, 5.500% due 07/01/2015, Pre-refunded 07/01/2005	AA+	Aa1	1,889,570

				8,116,125

Arkansas — 1.0%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.084% due 06/01/2006†	AA	Aa2	1,900,725

California — 2.1%
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.249% due 01/01/2014†	AAA	Aaa	1,754,225

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
California (Continued)
$2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	AAA	Aaa	$2,252,500

				4,006,725

Colorado — 2.3%
2,000,000	Arapahoe County, Colorado, School District, Cherry Creek, GO, (FSA Insured), 4.000% due 12/15/2008	AAA	Aaa	2,112,000
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	AAA	Aaa	2,099,620

				4,211,620

Delaware — 2.0%
	Delaware State, GO:
1,000,000	Series A, 4.250% due 03/01/2009	AAA	Aaa	1,068,640
2,500,000	Series A, 5.000% due 01/01/2007	AAA	Aaa	2,633,975

				3,702,615

Florida — 3.8%
3,000,000	Dade County, Florida, School District, (MBIA Insured), 6.000% due 07/15/2005	AAA	Aaa	3,063,150
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2025, Pre-refunded 10/01/2008†	AAA	Aaa	1,151,496

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Florida (Continued)
$3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.549% due 10/01/2015, Pre-refunded 10/01/2008†	AAA	Aaa	$1,828,950
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	AAA	Aaa	1,035,890

				7,079,486

Georgia — 1.9%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	AA	Aa2	1,124,010
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	AAA	Aaa	1,248,737
1,045,000	6.250% due 08/01/2013	AAA	Aaa	1,261,367

				3,634,114

Hawaii — 2.5%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	AAA	Aaa	2,109,169
1,000,000	Honolulu, Hawaii, City & County Board of Water Supply Water System Revenue, (FGIC Insured), 4.000% due 07/01/2013	AAA	Aaa	1,031,990
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	AAA	Aaa	1,494,212

				4,635,371

Illinois — 6.1%
2,000,000	Chicago, Illinois, GO, Capital Appreciation Bond, (AMBAC Insured), 3.743% due 07/01/2016, Pre-refunded 07/01/2005†	AAA	Aaa	985,720

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois (Continued)
$2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	AAA	Aaa	$2,709,750
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	AAA	Aaa	2,027,309
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	AAA	Aa3	4,268,040
1,300,000	Schaumburg, Illinois, GO, Series A, 5.000% due 01/01/2008	AA+	Aa1	1,396,928

				11,387,747

Iowa — 0.8%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	NR	Aaa	1,498,020

Kansas — 0.6%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	AA	Aa2	1,088,670

Kentucky — 1.2%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	AAA	Aaa	2,275,940

Maryland — 6.8%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	AAA	Aaa	1,168,290
	Maryland State:
3,000,000	State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	AAA	Aaa	3,131,100

See Notes to Financial Statements.

4

		Rating
Principal
Amount		S&P	Moody’s	Value

Maryland (Continued)
$2,275,000	State & Local Facilities Series 3, GO, 5.000% due 10/15/2005	AAA	Aaa	$2,327,348
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	AAA	Aaa	1,120,000
5,000,000	Prince George’s County, Maryland, Consolidated Public Improvement, GO, (MBIA Insured), 6.250% due 01/01/2005	AAA	Aaa	5,000,000

				12,746,738

Massachusetts — 3.0%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	AA	Aa2	1,650,195
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	NR	Aaa	1,071,660
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011, Pre-refunded 04/01/2008	AAA	Aa2	1,209,813
1,400,000	5.500% due 11/01/2020, Pre-refunded 11/01/2012	AA-	Aa2	1,591,100

				5,522,768

Michigan — 14.3%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	AA	Aa2	1,386,010
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	1,277,072
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	AA+	Aa1	1,498,274

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	AA+	Aa1	$1,038,560
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	AA+	Aa1	1,079,770
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	AA	Aa2	1,202,652
1,000,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.875% due 05/01/2016, Pre-refunded 05/01/2007	AAA	Aaa	1,081,540
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	AAA	Aaa	1,157,792
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	AAA	Aaa	2,662,875
1,095,000	Michigan State, Housing Single Family Mortgage, Series A, AMT, (AMBAC Insured), 5.300% due 12/01/2006	AAA	Aaa	1,120,218
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, (AMBAC Insured), 6.000% due 05/01/2006	AAA	Aaa	3,677,415
2,000,000	Redford, Michigan, Union School District, (Q-SBLF), 5.950% due 05/01/2015, Pre-refunded 05/01/2006	AAA	Aaa	2,119,540
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	AA+	Aa1	1,500,199

See Notes to Financial Statements.

6

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	$4,238,793
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	AA	Aa3	1,607,621

				26,648,331

Minnesota — 2.3%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	AAA	Aaa	2,276,312
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	AAA	Aa1	1,921,360

				4,197,672

Mississippi — 1.1%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	AA	Aa3	2,097,220

Nebraska — 1.2%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	AAA	Aaa	1,067,950
1,000,000	4.500% due 12/01/2010	AAA	Aaa	1,078,920

				2,146,870

Nevada — 0.9%
1,500,000	Clark County, Nevada, GO, (AMBAC Insured), 5.000% due 12/01/2014	AAA	Aaa	1,676,280

New Hampshire — 0.9%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	AA+	Aa2	1,633,290

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
New Jersey — 3.0%
$1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	NR	Aaa	$1,269,626
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	AAA	Aaa	2,191,640
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	AA-	Aa3	1,151,840
1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	AA+	Aa1	1,065,230

				5,678,336

New York — 0.6%
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	NR	Aaa	1,049,030

North Carolina — 1.1%
2,000,000	Guilford County, North Carolina, GO, 2.500% due 10/01/2007	AAA	Aa1	2,004,180

Ohio — 4.5%
	Cleveland Ohio Waterworks Revenue:
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	296,079
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	1,314,131
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	AAA	Aaa	1,114,000
1,575,000	Ohio State Building Authority, (AMBAC Insured), 5.000% due 10/01/2008, Pre-refunded 10/01/2006	AAA	Aaa	1,666,051

See Notes to Financial Statements.

8

		Rating
Principal
Amount		S&P	Moody’s	Value

Ohio (Continued)
$2,000,000	Ohio State Public Facilities Community, (MBIA Insured), 4.700% due 06/01/2011, Pre-refunded 06/01/2008	AAA	Aaa	$2,154,280
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	AAA	Aaa	1,921,201

				8,465,742

Oklahoma — 1.6%
3,000,000	Tulsa County, Oklahoma, Independent School District 1, GO, Series B, (AMBAC Insured), 5.000% due 08/01/2005	AAA	Aaa	3,051,090

Oregon — 0.6%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	AA-	Aa3	1,155,221

Rhode Island — 0.6%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	AAA	Aaa	1,109,150

Tennessee — 1.8%
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	AA	Aa2	1,100,470
2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	AA	Aa2	2,191,620

				3,292,090

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas — 9.3%
$1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	AAA	Aaa	$1,792,973
2,750,000	Dallas, Texas, GO, ETM, 6.000% due 02/15/2005	AA+	Aa1	2,762,485
1,000,000	Harris County, Texas, GO, 5.875% due 10/01/2007	AA+	Aa1	1,089,040
	Houston, Texas, Independent School District:
1,730,000	Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	AA	Aa3	1,853,989
1,000,000	Capital Appreciation, Series A, GO, (PSFG), 2.301% due 02/15/2006†	AAA	Aaa	976,090
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	AAA	Aaa	2,399,446
2,400,000	Texas State, GO, Series A, Public Finance Authority, 5.900% due 10/01/2012, Pre-refunded 04/01/2005	AA	Aaa	2,423,304
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	AAA	Aaa	1,794,452
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	AAA	Aaa	2,206,880

				17,298,659

Utah — 1.2%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	NR	Aaa	1,004,760
1,245,000	Logan City, Utah School District, GO, 3.500% due 06/15/2011	NR	Aaa	1,267,310

				2,272,070

See Notes to Financial Statements.

10

		Rating
Principal
Amount		S&P	Moody’s	Value

Virginia — 1.2%
$1,000,000	Charlottesville, Virginia, GO, 2.000% due 07/15/2008	AAA	Aaa	$979,990
1,140,000	Virginia State, Public School Authority, Series I, GO, 5.250% due 08/01/2008	AA+	Aa1	1,232,762

				2,212,752

Washington — 2.3%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	NR	Aaa	1,110,800
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	AA	Aa1	3,245,940

				4,356,740

West Virginia — 1.4%
3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009†	AAA	Aaa	2,564,400

Wisconsin — 7.5%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	NR	Aaa	1,454,348
2,355,000	Brookfield, Wisconsin, GO, Promissory Notes, 3.550% due 03/01/2007	NR	Aaa	2,359,380
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	NR	Aaa	1,075,340
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	AA	Aa3	2,560,030
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-refunded 03/15/2008	AAA	Aaa	1,155,800

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Wisconsin (Continued)
	Wisconsin State, Clean Water Revenue:
$1,000,000	5.500% due 06/01/2014, Pre-refunded 06/01/2009	NR	Aa2	$1,120,840
2,640,000	Series I, 5.250% due 06/01/2005	AA+	Aa2	2,674,742
1,500,000	Wisconsin State, GO, 5.000% due 11/01/2007	AA-	Aa3	1,603,215

				14,003,695

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $177,250,285)				182,628,452

Shares

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,568,061)
1,568,061	Valiant Tax-Exempt Money Market Fund	1,568,061

TOTAL INVESTMENTS
(Cost $178,818,346)	98.9%	184,196,513
OTHER ASSETS AND LIABILITIES (Net)	1.1	2,106,486

NET ASSETS	100.0%	$186,302,999

†	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation

AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

See Notes to Financial Statements.

12

At December 31, 2004, the sector diversification of the Munder Tax-Free Short & Intermediate Bond Fund was as follows:

	%
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	43.3%	$80,724,909
Pre-Refunded	25.0	46,583,163
Insured	23.1	43,031,995
Revenue	6.6	12,288,385

TOTAL MUNICIPAL BONDS AND NOTES	98.0	182,628,452
INVESTMENT COMPANY SECURITY	0.9	1,568,061

TOTAL INVESTMENTS	98.9	184,196,513
OTHER ASSETS AND LIABILITIES (Net)	1.1	2,106,486

NET ASSETS	100.0%	$186,302,999

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedules)	$184,196,513
Interest receivable	2,293,967
Dividends receivable	3,818
Receivable for Fund shares sold	181,886
Prepaid expenses and other assets	38,009

Total Assets	186,714,193

LIABILITIES:
Payable for Fund shares redeemed	257,841
Shareholder servicing fees payable — Class K Shares	35,741
Administration fees payable	24,564
Trustees’ fees and expenses	23,168
Transfer agency/record keeping fees payable	17,018
Distribution and shareholder servicing fees payable — Class A, B and C Shares	9,971
Custody fees payable	4,675
Investment advisory fees payable	2,134
Accrued expenses and other payables	36,082

Total Liabilities	411,194

NET ASSETS	$186,302,999

Investments, at cost	$178,818,346

See Notes to Financial Statements.

14

NET ASSETS consist of:
Undistributed net investment income	$2,803
Undistributed net realized gain on investments	9,593
Net unrealized appreciation of investments	5,378,167
Paid-in capital	180,912,436

$186,302,999

NET ASSETS:
Class A Shares	$10,900,085

Class B Shares	$3,237,631

Class C Shares	$4,911,842

Class K Shares	$164,375,965

Class Y Shares	$2,877,476

SHARES OUTSTANDING:
Class A Shares	1,046,948

Class B Shares	311,508

Class C Shares	468,820

Class K Shares	15,789,904

Class Y Shares	276,210

CLASS A SHARES:
Net asset value and redemption price per share	$10.41

Maximum sales charge	4.00%
Maximum offering price per share	$10.84

CLASS B SHARES:
Net asset value and offering price per share*	$10.39

CLASS C SHARES:
Net asset value and offering price per share*	$10.48

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.41

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.42

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$3,540,016
Dividends	19,768

Total Investment Income	3,559,784

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,618
Class B Shares	18,472
Class C Shares	32,857
Shareholder servicing fees:
Class K Shares	214,004
Investment advisory fees	490,055
Administration fees	141,278
Transfer agency/record keeping fees	40,839
Legal and audit fees	30,061
Custody fees	27,012
Registration and filing fees	16,393
Trustees’ fees and expenses	12,859
Other	27,867

Total Expenses	1,066,315
Fees waived by transfer agent	(44)

Net Expenses	1,066,271

NET INVESTMENT INCOME	2,493,513

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	9,593
Net change in unrealized appreciation/(depreciation) of securities	1,885,308

Net realized and unrealized gain on investments	1,894,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,388,414

See Notes to Financial Statements.

16

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$2,493,513	$5,071,656
Net realized gain from security transactions	9,593	1,654
Net change in unrealized appreciation/(depreciation) of securities	1,885,308	(6,762,853)

Net increase/(decrease) in net assets resulting from operations	4,388,414	(1,689,543)
Dividends to shareholders from net investment income:
Class A Shares	(148,404)	(568,167)
Class B Shares	(33,045)	(94,163)
Class C Shares	(57,053)	(151,506)
Class K Shares	(2,195,460)	(4,262,954)
Class Y Shares	(40,520)	(76,685)
Distributions to shareholders from net realized gains:
Class A Shares	—	(4,610)
Class B Shares	—	(877)
Class C Shares	—	(1,265)
Class K Shares	—	(24,486)
Class Y Shares	—	(430)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,648,469)	(15,024,574)
Class B Shares	(806,547)	(1,748,689)
Class C Shares	(2,292,467)	(905,295)
Class K Shares	(11,222,555)	31,434,426
Class Y Shares	74,855	253,868

Net increase/(decrease) in net assets	(14,981,251)	7,135,050
NET ASSETS:
Beginning of period	201,284,250	194,149,200

End of period	$186,302,999	$201,284,250

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$2,803	$(16,228)

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$1,081,085	$6,256,032
Issued as reinvestment of dividends and distributions	43,026	158,857
Redeemed	(3,772,580)	(21,439,463)

Net decrease	$(2,648,469)	$(15,024,574)

Class B Shares:
Sold	$456,703	$818,355
Issued as reinvestment of dividends and distributions	10,813	29,605
Redeemed*	(1,274,063)	(2,596,649)

Net decrease	$(806,547)	$(1,748,689)

Class C Shares:
Sold	$186,991	$3,353,598
Issued as reinvestment of dividends and distributions	22,336	50,838
Redeemed	(2,501,794)	(4,309,731)

Net decrease	$(2,292,467)	$(905,295)

Class K Shares:
Sold	$6,516,702	$66,548,756
Issued as reinvestment of dividends and distributions	1,456	2,872
Redeemed	(17,740,713)	(35,117,202)

Net increase/(decrease)	$(11,222,555)	$31,434,426

Class Y Shares:
Sold	$139,952	$295,958
Issued as reinvestment of dividends and distributions	4,820	9,457
Redeemed	(69,917)	(51,547)

Net increase	$74,855	$253,868

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

18

	Period Ended
	December 31, 2004	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	103,244	593,456
Issued as reinvestment of dividends and distributions	4,128	15,112
Redeemed	(360,890)	(2,024,183)

Net decrease	(253,518)	(1,415,615)

Class B Shares:
Sold	43,814	77,896
Issued as reinvestment of dividends and distributions	1,038	2,819
Redeemed*	(122,268)	(248,045)

Net decrease	(77,416)	(167,330)

Class C Shares:
Sold	17,798	316,110
Issued as reinvestment of dividends and distributions	2,129	4,802
Redeemed	(238,494)	(407,775)

Net decrease	(218,567)	(86,863)

Class K Shares:
Sold	625,475	6,304,692
Issued as reinvestment of dividends and distributions	140	274
Redeemed	(1,699,809)	(3,341,146)

Net increase/(decrease)	(1,074,194)	2,963,820

Class Y Shares:
Sold	13,401	28,102
Issued as reinvestment of dividends and distributions	462	898
Redeemed	(6,710)	(4,868)

Net increase	7,153	24,132

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04 (c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.32		$10.67		$10.54	$10.40	$10.05	$10.22

Income/(loss) from investment operations:
Net investment income	0.14		0.27		0.33	0.37	0.39	0.38
Net realized and unrealized gain/(loss) on investments	0.09		(0.35)		0.22	0.20	0.35	(0.12)

Total from investment operations	0.23		(0.08)		0.55	0.57	0.74	0.26

Less distributions:
Dividends from net investment income	(0.14)		(0.27)		(0.33)	(0.37)	(0.39)	(0.38)
Distributions from net realized gains	—		(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.14)		(0.27)		(0.42)	(0.43)	(0.39)	(0.43)

Net asset value, end of period	$10.41		$10.32		$10.67	$10.54	$10.40	$10.05

Total return(b)	2.19%		(0.75)%		5.29%	5.60%	7.51%	2.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$10,900		$13,414		$28,980	$8,207	$5,899	$5,745
Ratio of operating expenses to average net assets	1.05	%(e)	1.04%		1.02%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	2.58	%(e)	2.52%		3.11%	3.55%	3.79%	3.75%
Portfolio turnover rate	6%		23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.05	%(e)	1.04%		1.02%	0.94%	0.97%	0.97%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

20

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04 (c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.30		$10.65		$10.53	$10.38	$10.03	$10.21

0.10		0.19		0.25	0.29	0.31	0.30
0.09		(0.35)		0.21	0.22	0.36	(0.12)

0.19		(0.16)		0.46	0.51	0.67	0.18

(0.10)		(0.19)		(0.25)	(0.30)	(0.32)	(0.31)
—		(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

(0.10)		(0.19)		(0.34)	(0.36)	(0.32)	(0.36)

$10.39		$10.30		$10.65	$10.53	$10.38	$10.03

1.81%		(1.49)%		4.41%	4.91%	6.72%	1.82%

$3,238		$4,005		$5,926	$3,401	$1,987	$1,377
1.80	%(e)	1.79%		1.77%	1.69%	1.72%	1.72%
1.83	%(e)	1.77%		2.36%	2.80%	3.04%	3.00%
6%		23%		15%	10%	23%	15%
1.80	%(e)	1.79%		1.77%	1.69%	1.72%	1.72%

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond
Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.38		$10.74		$10.61	$10.46	$10.10	$10.28

Income/(loss) from investment operations:
Net investment income	0.10		0.19		0.25	0.29	0.32	0.30
Net realized and unrealized gain/(loss) on investments	0.10		(0.36)		0.22	0.22	0.36	(0.12)

Total from investment operations	0.20		(0.17)		0.47	0.51	0.68	0.18

Less distributions:
Dividends from net investment income	(0.10)		(0.19)		(0.25)	(0.30)	(0.32)	(0.31)
Distributions from net realized gains	—		(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.10)		(0.19)		(0.34)	(0.36)	(0.32)	(0.36)

Net asset value, end of period	$10.48		$10.38		$10.74	$10.61	$10.46	$10.10

Total return(b)	1.89%		(1.57)%		4.48%	4.88%	6.78%	1.81%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,912		$7,136		$8,313	$2,197	$302	$248
Ratio of operating expenses to average net assets	1.80	%(e)	1.79%		1.77%	1.69%	1.72%	1.72%
Ratio of net investment income to average net assets	1.83	%(e)	1.77%		2.36%	2.80%	3.04%	3.00%
Portfolio turnover rate	6%		23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.80	%(e)	1.79%		1.77%	1.69%	1.72%	1.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

22

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/04(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

$10.31		$10.67		$10.55	$10.40	$10.05	$10.22

0.14		0.27		0.33	0.37	0.39	0.38
0.10		(0.36)		0.21	0.21	0.35	(0.12)

0.24		(0.09)		0.54	0.58	0.74	0.26

(0.14)		(0.27)		(0.33)	(0.37)	(0.39)	(0.38)
—		(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

(0.14)		(0.27)		(0.42)	(0.43)	(0.39)	(0.43)

$10.41		$10.31		$10.67	$10.55	$10.40	$10.05

2.29%		(0.84)%		5.19%	5.70%	7.51%	2.68%

$164,376		$173,952		$148,315	$152,770	$171,009	$201,005
1.05	%(e)	1.04%		1.02%	0.94%	0.97%	0.97%
2.58	%(e)	2.52%		3.11%	3.55%	3.79%	3.75%
6%		23%		15%	10%	23%	15%
1.05	%(e)	1.04%		1.02%	0.94%	0.97%	0.97%

See Notes to Financial Statements.

23

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/04(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)

Net asset value, beginning of period	$10.32		$10.68		$10.55	$10.41	$10.06	$10.22

Income/(loss) from investment operations:
Net investment income	0.15		0.29		0.36	0.40	0.41	0.40
Net realized and unrealized gain/(loss) on investments	0.10		(0.35)		0.22	0.20	0.36	(0.10)

Total from investment operations	0.25		(0.06)		0.58	0.60	0.77	0.30

Less distributions:
Dividends from net investment income	(0.15)		(0.30)		(0.36)	(0.40)	(0.42)	(0.41)
Distributions from net realized gains	—		(0.00	)(d)	(0.09)	(0.06)	—	(0.05)

Total distributions	(0.15)		(0.30)		(0.45)	(0.46)	(0.42)	(0.46)

Net asset value, end of period	$10.42		$10.32		$10.68	$10.55	$10.41	$10.06

Total return(b)	2.42%		(0.60)%		5.55%	5.86%	7.77%	3.04%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,877		$2,777		$2,615	$2,923	$3,309	$6,867
Ratio of operating expenses to average net assets	0.80	%(e)	0.79%		0.77%	0.69%	0.72%	0.72%
Ratio of net investment income to average net assets	2.83	%(e)	2.77%		3.36%	3.80%	4.04%	4.00%
Portfolio turnover rate	6%		23%		15%	10%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	0.80	%(e)	0.79%		0.77%	0.69%	0.72%	0.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, The Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goals are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2004, such waivers were $44 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    For the period ended December 31, 2004, the Advisor earned $141,278 before payment of sub-administration fees and $93,839 after payment of sub-administration fees for its administrative services to the Fund. During the year ended December 31, 2004, the Fund paid an annual effective rate of 0.1441% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,722 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $273 to Comerica Securities and $213,852 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $10,470,000 and $20,155,740, respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,608,532 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $230,365 and net appreciation for financial reporting purposes was $5,378,167. At December 31, 2004, aggregate cost for financial reporting purposes was $178,818,346.

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2004, investments in these insured securities represented 23.1% of the Fund.

7. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $1,573.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2004 was as follows:

	Tax-Exempt		Long-Term
	Income	Ordinary Income	Capital Gain	Total

June 30, 2004	$4,808,390	$344,316	$32,437	$5,185,143

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Tax-Exempt	Appreciation/
Income	(Depreciation)	Total

$297,061	$3,202,043	$3,499,104

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2004 (Unaudited) (continued)

upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFSBOND1204

SEMI-ANNUAL REPORT
December 31, 2004
Munder U.S. Government
Income Fund
Class A, B, C, K, R & Y Shares

FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY
Multi-Season® Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Equity
International Bond

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    Both the bond and stock markets posted positive performance for the six months ended December 31, 2004. The Lehman Brothers Aggregate Bond Index generated a 4.18% return, with a 3.20% return in the third quarter of 2004 followed by a weaker 0.95% return in the fourth quarter. Within the bond market, the corporate sector had the highest returns for the six-month period. Additionally, lower quality securities tended to outperform higher quality securities, with the 3.51% return for AAA-rated securities bested by the 6.53% return for BBB-rated securities.

    The S&P 500® Index posted a 7.19% return for the six months ended December 31, with a -1.87% return in the third quarter followed by a 9.23% return in the fourth. Historically, rallies have tended to be sharp and swift, and that was the case during this six-month period. During the last three months of the year, when the S&P 500® Index rose by close to 100 points, ten days of double-digit point gains were interspersed with six days of double-digit point declines.

    The swift changes in the financial markets during the past six months are a reminder of the importance of following a long-term investment strategy based on specific investment objectives. Changes in that strategy should be driven by changes in investment objectives, rather than short-term fluctuations in the stock or bond markets.

    The Munder family of mutual funds offers a wide variety of equity, fixed income and money market mutual funds, which can be used to tailor a portfolio to a shareholder’s specific investment goals. Each Fund represents a particular segment of the stock or bond market and adheres to a clearly defined investment discipline.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President, Chief Investment Officer and Chief Operating Officer,
Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that U.S. government obligations may not be backed by the full faith and credit of the U.S. government. In addition, bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on total net assets as of December 31, 2004. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2004 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings and sector allocation can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six-month period ended December 31, 2004. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER U.S. GOVERNMENT INCOME FUND

Fund Manager: The Munder U.S. Government Income Fund Team

    The Fund posted a 3.98% return for the six months ended December 31, compared to the 3.61% return for the Lehman Brothers Government Bond Index and the 3.27% median return for the Lipper universe of general U.S. government funds.

    During the period, U.S. government securities, which include mortgage-backed securities and other high quality securities issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government, performed well to the benefit of the Fund.

    The Fund also performed well on a relative basis versus its Lehman benchmark due to sector allocation, issue selection and maturity structure. In terms of sector allocation, an underweight in U.S. Treasury and U.S. government agency obligations, and an overweight in U.S. government mortgage-backed obligations helped to boost the Fund’s relative return. The Fund’s largest boost to relative returns came from issue selection within several sectors, mostly in the form of higher-yielding securities.

    The Fund’s barbelled maturity structure, with the desired maturity reached through a combination of short-term and long-term securities, was also a positive for relative returns. A barbelled structure tends to be most beneficial for performance when the gap between short-term and long-term yields narrows, as it did during the six-month period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Government Bond Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of general U.S. government funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    Except as otherwise noted, the example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees.

iv

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/04		12/31/04		7/1/04-12/31/04		Ratio

Actual
Class A	$1,000.00		$1,038.50		$6.22	(1)	1.21%
Class B	$1,000.00		$1,034.50		$10.05	(1)	1.96%
Class C	$1,000.00		$1,034.50		$10.05	(1)	1.96%
Class K	$1,000.00		$1,038.50		$6.22	(1)	1.21%
Class R	$1,000.00	(2)	$1,033.70	(3)	$6.35	(3)	1.46%
Class Y	$1,000.00		$1,039.80		$4.94	(1)	0.96%

Hypothetical
Class A	$1,000.00		$1,019.11		$6.16	(1)	1.21%
Class B	$1,000.00		$1,015.32		$9.96	(1)	1.96%
Class C	$1,000.00		$1,015.32		$9.96	(1)	1.96%
Class K	$1,000.00		$1,019.11		$6.16	(1)	1.21%
Class R	$1,000.00		$1,017.85		$7.43	(4)	1.46%
Class Y	$1,000.00		$1,020.37		$4.89	(1)	0.96%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of 7/29/04, the date on which Class R Shares commenced operations.

(3)	Ending Account Value and Expenses Paid are based on the period from 7/29/04-12/31/04. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from 7/29/04-12/31/04 and multiplying that number by 156/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Expenses Paid were calculated as if the class had been in existence during the entire period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder U.S. Government Income Fund

Portfolio of Investments, December 31, 2004 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 5.0%
	FHLMC:
$2,500,000	4.125% due 02/24/2011	$2,461,465
2,000,000	5.500% due 09/15/2011	2,148,736

		4,610,201

Federal National Mortgage Association (FNMA) — 8.0%
	FNMA:
2,000,000	2.375% due 02/15/2007**	1,962,994
3,500,000	4.375% due 03/15/2013	3,490,424
2,000,000	4.625% due 10/15/2013**	2,018,620

		7,472,038

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,956,159)		12,082,239

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 53.6%
Collateralized Mortgage Obligations (CMO) — 48.4%
	FHLMC:
1,929,304	Series 1531, Class M, 6.000% due 06/15/2008	1,968,197
1,500,000	Series 1603, Class J, 6.500% due 07/15/2023	1,552,660
1,513,459	Series 1610, Class PM, 6.250% due 04/15/2022	1,526,874
5,000,000	Series 1638, Class H, 6.500% due 12/15/2023	5,340,668
5,127	Series 1848, Class PE, 7.000% due 09/15/2025	5,121
4,156,000	Series 1866, Class E, 7.000% due 01/15/2026	4,247,921
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,463,447
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,436,674
1,000,000	Series 2802, Class NC, 5.000% due 05/15/2028	1,023,352

See Notes to Financial Statements.

1

Munder U.S. Government Income Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Collateralized Mortgage Obligations (Continued)
	FHLMC (Continued):
$473,787	Series 43, Class D, 10.000% due 06/15/2020	$473,939
1,932,322	Series T-7, Class A6, 7.030% due 08/25/2028	1,959,083
	FNMA:
591,903	Series 1990-5, Class J, 8.200% due 01/25/2020	638,198
7,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	7,921,220
2,761,158	Series 1993-226, Class PN, 9.000% due 05/25/2022	2,797,609
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,732,154
7,634,900	Series 1996-28, Class PJ, 6.500% due 12/25/2024	7,787,688
79,840	Series 1997-13, Class QE, 6.500% due 04/18/2026	79,938
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	1,025,303

		44,980,046

Federal Home Loan Mortgage Corporation (FHLMC) — 1.0%
	FHLMC:
213,765	Pool #A01048, Gold, 8.500% due 02/01/2020	236,118
466,426	Pool #E00160, Gold, 7.000% due 11/01/2007	485,692
161,429	Pool #G00479, Gold, 9.000% due 04/01/2025	179,803

		901,613

Federal National Mortgage Association (FNMA) — 4.2%
	FNMA:
11,738	Pool #040305, 11.500% due 02/01/2014	13,058
1,034	Pool #058255, 11.500% due 11/01/2010	1,114

See Notes to Financial Statements.

2

Principal
Amount		Value

Federal National Mortgage Association (Continued)
$18,680	Pool #081585, 11.500% due 07/01/2012	$20,667
266,076	Pool #100081, 11.500% due 08/20/2016	299,907
39,791	Pool #210448, 11.500% due 11/01/2015	44,263
128,982	Pool #303105, 11.000% due 11/01/2020	144,920
66,797	Pool #336457, 10.500% due 11/01/2020	74,479
1,933,100	Pool #386314, 3.790% due 07/01/2013	1,848,793
1,442,170	Pool #725495, 4.868% due 02/01/2034	1,457,136

		3,904,337

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $47,435,306)		49,785,996

U.S. TREASURY OBLIGATIONS — 30.3%
U.S. Treasury Bonds — 27.1%
3,650,000	6.250% due 05/15/2030**	4,363,889
4,000,000	6.500% due 11/15/2026**	4,859,532
5,000,000	7.500% due 11/15/2016**	6,389,650
5,000,000	8.000% due 11/15/2021**	6,863,475
2,000,000	8.125% due 08/15/2019**	2,729,844

		25,206,390

U.S. Treasury Notes — 3.2%
2,000,000	1.875% due 01/31/2006**	1,980,782
1,000,000	2.500% due 10/31/2006	990,664

		2,971,446

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,954,646)		28,177,836

See Notes to Financial Statements.

3

Munder U.S. Government Income Fund

Portfolio of Investments, December 31, 2004 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 2.6%
(Cost $2,447,000)
$2,447,000	Agreement with State Street Bank and Trust Company, 1.500% dated 12/31/2004, to be repurchased at $2,447,306 on 01/03/2005, collateralized by $2,510,000 FHLB, 2.277%# maturing 03/08/2005 (value $2,498,943)	$2,447,000

COLLATERAL FOR SECURITIES ON LOAN — 22.4%
(Cost $20,843,391)
20,843,391	State Street Navigator Securities Lending Trust – Prime Portfolio*	20,843,391

TOTAL INVESTMENTS
(Cost $109,636,502)	121.9%	113,336,462
OTHER ASSETS AND LIABILITIES (Net)	(21.9)	(20,394,611)

NET ASSETS	100.0%	$92,941,851

*	As of December 31, 2004, the market value of the securities on loan is $20,603,187.

**	Security, or a portion thereof, is on loan.

#	Rate represents annualized yield at date of purchase.

ABBREVIATION:

FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder U.S. Government Income Fund

Statement of Assets and Liabilities, December 31, 2004 (Unaudited)

ASSETS:
Investment, at value
(see accompanying schedule)
Securities (including $20,603,187 of securities loaned)	$110,889,462
Repurchase agreement	2,447,000

Total Investments	113,336,462
Cash	689
Interest receivable	667,935
Receivable for Fund shares sold	97,427
Prepaid expenses and other assets	36,090

Total Assets	114,138,603

LIABILITIES:
Payable for Fund shares redeemed	225,548
Payable upon return of securities loaned	20,843,391
Transfer agency/record keeping fees payable	29,095
Trustees’ fees and expenses payable	24,480
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	15,165
Administration fees payable	13,714
Shareholder servicing fees payable — Class K Shares	7,961
Custody fees payable	2,311
Investment advisory fees payable	1,032
Accrued expenses and other payables	34,055

Total Liabilities	21,196,752

NET ASSETS	$92,941,851

Investments, at cost	$109,636,502

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(369,359)
Accumulated net realized loss on investments sold	(344,495)
Net unrealized appreciation of investments	3,699,960
Paid-in capital	89,955,745

$92,941,851

NET ASSETS:
Class A Shares	$13,299,825

Class B Shares	$8,449,420

Class C Shares	$1,864,032

Class K Shares	$48,080,969

Class R Shares	$2,067

Class Y Shares	$21,245,538

SHARES OUTSTANDING:
Class A Shares	1,299,990

Class B Shares	824,781

Class C Shares	182,205

Class K Shares	4,694,063

Class R Shares	202

Class Y Shares	2,074,518

CLASS A SHARES:
Net asset value and redemption price per share	$10.23

Maximum sales charge	4.00%
Maximum offering price per share	$10.66

CLASS B SHARES:
Net asset value and offering price per share*	$10.24

CLASS C SHARES:
Net asset value and offering price per share*	$10.23

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.24

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.24

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.24

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder U.S. Government Income Fund

Statement of Operations, Period Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest	$2,463,058
Securities lending	3,433

Total Investment Income	2,466,491

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	17,171
Class B Shares	45,821
Class C Shares	10,393
Class R Shares	5
Shareholder servicing fees:
Class K Shares	62,145
Investment advisory fees	240,254
Administration fees	76,739
Transfer agency/record keeping fees	52,898
Legal and audit fees	26,642
Registration and filing fees	17,108
Custody fees	14,224
Trustees’ fees and expenses	13,056
Other	23,353

Total Expenses	599,809
Fees waived by transfer agent	(667)

Net Expenses	599,142

NET INVESTMENT INCOME	1,867,349

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	364,936
Futures contracts	16,777
Net change in unrealized appreciation/(depreciation) of securities	1,393,094

Net realized and unrealized gain on investments	1,774,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,642,156

See Notes to Financial Statements.

8

Munder U.S. Government Income Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2004*	Year Ended
	(Unaudited)	June 30, 2004

Net investment income	$1,867,349	$5,820,643
Net realized gain from security transactions and futures contracts	381,713	2,832,421
Net change in unrealized appreciation/(depreciation) of securities	1,393,094	(10,743,315)

Net increase/(decrease) in net assets resulting from operations	3,642,156	(2,090,251)
Dividends to shareholders from net investment income:
Class A Shares	(322,480)	(993,684)
Class B Shares	(180,172)	(710,952)
Class C Shares	(40,609)	(145,040)
Class K Shares	(1,174,134)	(4,782,004)
Class R Shares	(40)	—
Class Y Shares	(534,081)	(1,508,516)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(966,630)	(3,379,395)
Class B Shares	(1,175,640)	(10,096,492)
Class C Shares	(438,019)	(1,211,626)
Class K Shares	(2,936,141)	(76,452,401)
Class R Shares	2,040	—
Class Y Shares	(228,292)	(8,603,639)

Net decrease in net assets	(4,352,042)	(109,974,000)
NET ASSETS
Beginning of period	97,293,893	207,267,893

End of period	$92,941,851	$97,293,893

(Accumulated distributions in excess of)/ Undistributed net investment income	$(369,359)	$14,808

*	The Munder U.S. Government Income Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

9

Munder U.S. Government Income Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2004**	Year Ended
	(Unaudited)	June 30, 2004

Amount
Class A Shares:
Sold*	$2,641,517	$9,834,683
Issued as reinvestment of dividends	225,121	764,800
Redeemed	(3,833,268)	(13,978,878)

Net decrease	$(966,630)	$(3,379,395)

Class B Shares:
Sold	$703,472	$1,007,898
Issued as reinvestment of dividends	96,639	356,161
Redeemed*	(1,975,751)	(11,460,551)

Net decrease	$(1,175,640)	$(10,096,492)

Class C Shares:
Sold	$89,322	$532,523
Issued as reinvestment of dividends	22,207	72,288
Redeemed	(549,548)	(1,816,437)

Net decrease	$(438,019)	$(1,211,626)

Class K Shares:
Sold	$3,321,521	$11,642,459
Issued as reinvestment of dividends	3,188	6,591
Redeemed	(6,260,850)	(88,101,451)

Net decrease	$(2,936,141)	$(76,452,401)

Class R Shares:
Sold	$2,000	$—
Issued as reinvestment of dividends	40	—

Net increase	$2,040	$—

Class Y Shares:
Sold	$1,950,417	$4,059,534
Issued as reinvestment of dividends	6,419	16,412
Redeemed	(2,185,128)	(12,679,585)

Net decrease	$(228,292)	$(8,603,639)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

**	The Munder U.S. Government Income Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2004**	Year Ended
	(Unaudited)	June 30, 2004

Shares
Class A Shares:
Sold*	255,562	942,167
Issued as reinvestment of dividends	22,018	74,066
Redeemed	(370,401)	(1,346,705)

Net decrease	(92,821)	(330,472)

Class B Shares:
Sold	68,324	96,765
Issued as reinvestment of dividends	9,435	34,460
Redeemed*	(192,591)	(1,104,772)

Net decrease	(114,832)	(973,547)

Class C Shares:
Sold	8,692	50,813
Issued as reinvestment of dividends	2,171	7,002
Redeemed	(53,527)	(175,044)

Net decrease	(42,664)	(117,229)

Class K Shares:
Sold	323,645	1,121,156
Issued as reinvestment of dividends	312	638
Redeemed	(609,895)	(8,464,118)

Net decrease	(285,938)	(7,342,324)

Class R Shares:
Sold	198	—
Issued as reinvestment of dividends	4	—

Net increase	202	—

Class Y Shares:
Sold	189,816	391,578
Issued as reinvestment of dividends	627	1,589
Redeemed	(212,640)	(1,219,820)

Net decrease	(22,197)	(826,653)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

**	The Munder U.S. Government Income Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.09		$10.77	$10.53	$10.20	$9.79	$10.03

Income/(loss) from investment operations:
Net investment income	0.20		0.42	0.51	0.56	0.60	0.59
Net realized and unrealized gain/ (loss) on investments	0.19		(0.49)	0.25	0.35	0.42	(0.23)

Total from investment operations	0.39		(0.07)	0.76	0.91	1.02	0.36

Less distributions:
Dividends from net investment income	(0.25)		(0.61)	(0.52)	(0.58)	(0.61)	(0.60)
Distributions from net realized gains	—		—	—	—	—	(0.00	)(d)
Distributions in excess of net realized gains	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.25)		(0.61)	(0.52)	(0.58)	(0.61)	(0.60)

Net asset value, end of period	$10.23		$10.09	$10.77	$10.53	$10.20	$9.79

Total return(b)	3.85%		(0.67)%	7.31%	9.15%	10.52%	3.84%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$13,300		$14,053	$18,559	$12,739	$8,153	$3,988
Ratio of operating expenses to average net assets	1.21	%(e)	1.14%	1.03%	0.94%	0.97%	0.97%
Ratio of net investment income to average net assets	3.92	%(e)	4.06%	4.73%	5.37%	5.86%	6.07%
Portfolio turnover rate	12%		52%	28%	19%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.21	%(e)	1.14%	1.03%	0.94%	0.97%	0.97%

(a)	The Munder U.S. Government Income Fund Class A Shares and Class B Shares commenced operations on July 28, 1994 and September 6, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.10		$10.78	$10.55	$10.21	$9.79	$10.03

0.16		0.34	0.43	0.48	0.52	0.52
0.19		(0.49)	0.24	0.36	0.43	(0.24)

0.35		(0.15)	0.67	0.84	0.95	0.28

(0.21)		(0.53)	(0.44)	(0.50)	(0.53)	(0.52)
—		—	—	—	—	(0.00	)(d)
—		—	—	—	—	(0.00	)(d)

(0.21)		(0.53)	(0.44)	(0.50)	(0.53)	(0.52)

$10.24		$10.10	$10.78	$10.55	$10.21	$9.79

3.45%		(1.41)%	6.40%	8.43%	9.90%	2.97%

$8,449		$9,492	$20,631	$14,759	$10,455	$5,270
1.96	%(e)	1.89%	1.78%	1.69%	1.72%	1.72%
3.17	%(e)	3.31%	3.98%	4.62%	5.11%	5.32%
12%		52%	28%	19%	23%	15%
1.96	%(e)	1.89%	1.78%	1.69%	1.72%	1.72%

See Notes to Financial Statements.

13

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/04(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

Net asset value, beginning of period	$10.09		$10.77	$10.53	$10.20	$9.77	$10.02

Income/(loss) from investment operations:
Net investment income	0.16		0.34	0.43	0.48	0.52	0.52
Net realized and unrealized gain/ (loss) on investments	0.19		(0.49)	0.25	0.35	0.44	(0.25)

Total from investment operations	0.35		(0.15)	0.68	0.83	0.96	0.27

Less distributions:
Dividends from net investment income	(0.21)		(0.53)	(0.44)	(0.50)	(0.53)	(0.52)
Distributions from net realized gains	—		—	—	—	—	(0.00	)(d)
Distributions in excess of net realized gains	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.21)		(0.53)	(0.44)	(0.50)	(0.53)	(0.52)

Net asset value, end of period	$10.23		$10.09	$10.77	$10.53	$10.20	$9.77

Total return(b)	3.45%		(1.41)%	6.51%	8.33%	10.02%	2.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,864		$2,269	$3,684	$2,295	$2,301	$1,228
Ratio of operating expenses to average net assets	1.96	%(e)	1.89%	1.78%	1.69%	1.72%	1.72%
Ratio of net investment income to average net assets	3.17	%(e)	3.31%	3.98%	4.62%	5.11%	5.32%
Portfolio turnover rate	12%		52%	28%	19%	23%	15%
Ratio of operating expenses to average net assets without expense waivers	1.96	%(e)	1.89%	1.78%	1.69%	1.72%	1.72%

(a)	The Munder U.S. Government Income Fund Class C Shares and Class K Shares commenced operations on August 12, 1996 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.10		$10.78	$10.55	$10.21	$9.79	$10.03

0.20		0.42	0.51	0.56	0.59	0.60
0.19		(0.49)	0.24	0.36	0.44	(0.24)

0.39		(0.07)	0.75	0.92	1.03	0.36

(0.25)		(0.61)	(0.52)	(0.58)	(0.61)	(0.60)
—		—	—	—	—	(0.00	)(d)
—		—	—	—	—	(0.00	)(d)

(0.25)		(0.61)	(0.52)	(0.58)	(0.61)	(0.60)

$10.24		$10.10	$10.78	$10.55	$10.21	$9.79

3.85%		(0.67)%	7.20%	9.25%	10.74%	3.74%

$48,081		$50,305	$132,875	$153,065	$170,872	$177,334
1.21	%(e)	1.14%	1.03%	0.94%	0.97%	0.97%
3.92	%(e)	4.06%	4.73%	5.37%	5.86%	6.07%
12%		52%	28%	19%	23%	15%
1.21	%(e)	1.14%	1.03%	0.94%	0.97%	0.97%

See Notes to Financial Statements.

15

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended
	12/31/04(c)
	(Unaudited

Net asset value, beginning of period	$10.10

Income/(loss) from investment operations:
Net investment income	0.18
Net realized and unrealized gain/(loss) on investments	0.16

Total from investment operations	0.34

Less distributions:
Dividends from net investment income	(0.20)
Distributions from net realized gains	—
Distributions in excess of net realized gains	—

Total distributions	(0.20)

Net asset value, end of period	$10.24

Total return(b)	3.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2
Ratio of operating expenses to average net assets	1.46	%(e)
Ratio of net investment income to average net assets	4.00	%(e), (f)
Portfolio turnover rate	12%
Ratio of operating expenses to average net assets without expense waivers	1.46	%(e)

(a)	The Munder U.S. Government Income Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	Ratio of net investment income to average net assets varies by class in an amount other than the differing 12b-1 fees due to the mid-period commencement of the class.

See Notes to Financial Statements.

16

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/04(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)

$10.10		$10.78	$10.54	$10.21	$9.79	$10.03

0.22		0.45	0.54	0.59	0.62	0.62
0.18		(0.50)	0.24	0.35	0.43	(0.24)

0.40		(0.05)	0.78	0.94	1.05	0.38

(0.26)		(0.63)	(0.54)	(0.61)	(0.63)	(0.62)
—		—	—	—	—	(0.00	)(d)
—		—	—	—	—	(0.00	)(d)

(0.26)		(0.63)	(0.54)	(0.61)	(0.63)	(0.62)

$10.24		$10.10	$10.78	$10.54	$10.21	$9.79

3.98%		(0.42)%	7.57%	9.42%	11.03%	4.00%

$21,246		$21,177	$31,518	$39,843	$29,599	$32,453
0.96	%(e)	0.89%	0.78%	0.69%	0.72%	0.72%
4.17	%(e)	4.31%	4.98%	5.62%	6.11%	6.32%
12%		52%	28%	19%	23%	15%
0.96	%(e)	0.89%	0.78%	0.69%	0.72%	0.72%

See Notes to Financial Statements.

17

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18

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited)

1. Organization

    As of December 31, 2004, the Munder Funds (sometimes referred to as the “Funds”) consisted of 30 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder U.S. Government Income Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide high current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices to be used in valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model, such as matrix pricing,

19

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

commonly used for valuing such securities. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intended to purchase, managing certain risks (such as yield curve exposure or interest rate risk), or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/ (depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

20

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: Pursuant to a contract with the transfer agent, which was terminated on September 30, 2004, the transfer agent had agreed to waive a portion of the fee it charged the Fund. The amount of the waiver was equal to the servicing fee it collected from Fund shareholders with account balances below a specified minimum. For the period ended December 31, 2004, such waivers were $667 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are

21

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. Prior to August 10, 2004, the Advisor was entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, beginning August 10, 2004, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 2004, the Advisor earned $76,739 before payment of sub-administration fees and $49,973 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2004, the Fund paid an annual effective rate of 0.1597% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (86% on a fully diluted basis) as of December 31, 2004. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency

22

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,838 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2004.

    Each Trustee of MST and MFFT is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of MST and MFFT was paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman and nominee for Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. For quarters ending prior to October 1, 2004, each Trustee of @Vantage was paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other

23

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2004, the Fund paid $15 to Comerica Securities and $61,851 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $11,568,076 and $11,347,926 respectively, for the period ended December 31, 2004.

    At December 31, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,227,844 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $527,884 and net appreciation for financial reporting purposes was $3,699,960. At December 31, 2004, aggregate cost for financial reporting purposes was $109,636,502.

6. Revolving Line of Credit

    Effective December 15, 2004, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

24

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

commitment fee equal to 0.10% per annum through December 14, 2005 on the daily amount of the unused commitment. During the period ended December 31, 2004, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2004 total commitment fees for the Fund were $778.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2004, distributions of $8,140,196 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed		Unrealized
Ordinary	Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$39,035	$(541,974)	$2,122,632	$1,619,693

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2004, the Fund had available for Federal income tax purposes, $541,974 of unused capital losses, expiring in 2009.

25

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2004 (Unaudited) (continued)

9. Subsequent Event

    Pursuant to a Supplement dated February 3, 2005, to the Fund’s Prospectus dated October 31, 2004, the following disclosure was added to the Shareholder Guide in the Fund’s Prospectus under the heading “Purchase Information — Policies for Purchasing Shares — Investment Minimums (Class Y Shares)”: Investment minimums do not apply to purchases made through certain retirement plans and certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list of the Fund’s portfolio holdings is available on our website, http://www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

12. Proxy Voting Record

    The Fund has filed with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2004. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at http://www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNUSGVT1204

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

            Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill the position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1.     The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2.     The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3.     Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4.     Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5.     The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6.     The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7.     A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

            In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1.     Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2.     The nominating shareholder or shareholder group must also submit a certification that provides the number of shares that the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3.     Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Item 11. Controls and Procedures.

(a)     Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)     There was no change, in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

(a)(2)     The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)     Not applicable.

(b)         The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date:	March 4, 2005

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 4, 2005